                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. ____

             Post-Effective Amendment No. 38 (File No. 33-30770)   [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

                    Amendment No. 42 (File No. 811-5897)           [X]

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
                        50606 Ameriprise Financial Center
                              Minneapolis, MN 55474

                                Scott R. Plummer
                        5228 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on March 31, 2008 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

PORTFOLIO BUILDER SERIES

PROSPECTUS MARCH 31, 2008


THIS PROSPECTUS DESCRIBES SIX
FUNDS, EACH OF WHICH INVESTS IN
OTHER RIVERSOURCE FUNDS. THE
OBJECTIVE OF EACH FUND IS THE
HIGHEST LEVEL OF TOTAL RETURN THAT
IS CONSISTENT WITH AN ACCEPTABLE
LEVEL OF RISK.

RiverSource Portfolio Builder Conservative Fund


RiverSource Portfolio Builder Moderate Conservative Fund


RiverSource Portfolio Builder Moderate Fund


RiverSource Portfolio Builder Moderate Aggressive Fund


RiverSource Portfolio Builder Aggressive Fund


RiverSource Portfolio Builder Total Equity Fund


Classes A, B, C and R4

As with all mutual funds, the
Securities and Exchange
Commission has not approved or
disapproved these securities or
passed upon the adequacy of this
prospectus.
Any representation to the
contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See
"Buying and Selling Shares" for more
information.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

TABLE OF CONTENTS

THE FUNDS.........................................................................    3P
Objectives........................................................................    3p
Principal Investment Strategies...................................................    3p
Principal Risks...................................................................    5p
Past Performance..................................................................    7p
Fees and Expenses.................................................................   14p
Other Investment Strategies and Risks.............................................   22p
Fund Management and Compensation..................................................   22p
FINANCIAL HIGHLIGHTS..............................................................   24P
BUYING AND SELLING SHARES.........................................................   S.1
Description of Share Classes......................................................   S.1
  Investment Options -- Classes of Shares.........................................   S.1
  Sales Charges...................................................................   S.3
  Opening an Account..............................................................   S.6
Exchanging or Selling Shares......................................................   S.8
  Exchanges.......................................................................   S.9
  Selling Shares..................................................................  S.10
VALUING FUND SHARES...............................................................  S.10
DISTRIBUTIONS AND TAXES...........................................................  S.11
GENERAL INFORMATION...............................................................  S.12
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES..............   A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS.............................................   B.1




RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.



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2P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

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THE FUNDS





OBJECTIVES


THE OBJECTIVE OF EACH FUND IS THE HIGHEST LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK. THE FOLLOWING PARAGRAPHS HIGHLIGHT THE OBJECTIVES AND COMPARE EACH FUND'S LEVELS OF RISK AND POTENTIAL FOR RETURN RELATIVE TO ONE ANOTHER.

  RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND (CONSERVATIVE FUND) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund invests primarily in fixed income securities and may be most appropriate for investors with a shorter investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (MODERATE CONSERVATIVE FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund invests primarily in fixed income securities and also invests a moderate amount in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND (MODERATE FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of fixed income and equity securities and may be most appropriate for investors with an intermediate investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (MODERATE AGGRESSIVE
  FUND) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund invests primarily in equity securities and also invests a moderate amount in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND (AGGRESSIVE FUND) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in equity securities and also invests a small amount in fixed income securities. The Fund may be most appropriate for investors with a longer investment horizon.

  RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND (TOTAL EQUITY FUND) is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk. The Fund invests primarily in equity securities and may be most appropriate for investors with a long-term investment horizon.


Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Only shareholders can change the Fund's objective.



Conservative Fund, Moderate Conservative Fund, Moderate Fund, the Moderate Aggressive Fund, Aggressive Fund and Total Equity Fund are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The RiverSource funds in which the Funds invest are referred to as the underlying funds. Investments referred to above are made through investments in underlying funds.





PRINCIPAL INVESTMENT STRATEGIES


The Funds are intended for investors who have an objective of achieving a high level of total return, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager), or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

Each Fund's recommended portfolio is created by RiverSource Investments using the following allocation process.

ASSET CLASSES: The Capital Markets Committee, a group of RiverSource Investments investment professionals, provides initial guidance with respect to strategic asset allocation among the three main asset classes; equity, fixed income, and cash. The Asset Allocation Committee, comprised of three members of the portfolio management team, next determines what percentage of each Fund's assets should be invested in these three asset classes. They also determine the allocation, if any, to alternative investment strategies.


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                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  3P

The mix of asset classes provides the first level of diversification for each Fund. Under normal market conditions, the following table shows the ranges within which the Asset Allocation Committee will make recommendations. Market appreciation or depreciation may cause the Fund to be outside the ranges.

                                                      ASSET CLASS
---------------------------------------------------------------------------                ALTERNATIVE
FUND                                     EQUITY      FIXED INCOME      CASH           INVESTMENT STRATEGIES
Conservative Fund                         15-25%         65-75%        5-15%                   0-5%
Moderate Conservative Fund                30-40%         55-65%        0-10%                   0-5%
Moderate Fund                             45-55%         45-55%         0-5%                   0-5%
Moderate Aggressive Fund                  60-70%         30-40%         0-5%                   0-5%
Aggressive Fund                           75-85%         15-25%         0-5%                   0-5%
Total Equity Fund                        95-100%             0%         0-5%                   0-5%


The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:

- Within the equity allocation, the Asset Allocation Committee seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

- Within the fixed income allocation, the Asset Allocation Committee seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.

UNDERLYING FUNDS: The Fund Selection Committee, comprised of the full portfolio management team, then selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the Fund Selection Committee's assessment of what mix of general risk and return characteristics will meet each Fund's goal. When selecting underlying funds, the Fund Selection Committee considers historical performance, risk/return characteristics, and manager tenure. The following section shows which underlying funds are within each asset class. A description of the underlying funds' investment goals and strategies is included in Appendix
A. A description of the principal risks associated with these underlying funds is included in Appendix B.

ASSET CLASS

Each of the Funds, including Funds designed with a more conservative level of risk, such as Conservative Fund and Moderate Conservative Fund, may invest in any underlying fund available within the category. A Fund's allocation to certain underlying funds may result in exposure to investments that may pose increased risk, including, for example, risks associated with securities issued by smaller capitalization companies, securities issued by companies located in emerging markets, and non-investment grade floating rate loans and bonds (commonly referred to as "high-yield" securities or "junk").


EQUITY: RiverSource Disciplined Equity Fund, RiverSource Disciplined International Equity Fund, RiverSource Disciplined Large Cap Growth Fund, RiverSource Disciplined Small and Mid Cap Equity Fund, RiverSource Disciplined Small Cap Value Fund, RiverSource Diversified Equity Income Fund, RiverSource Dividend Opportunity Fund, RiverSource Equity Value Fund, RiverSource Global Technology Fund, RiverSource Growth Fund, RiverSource Large Cap Equity Fund, RiverSource Large Cap Value Fund, RiverSource Mid Cap Growth Fund, RiverSource Mid Cap Value Fund, RiverSource Partners Aggressive Growth Fund, RiverSource Partners Fundamental Value Fund, RiverSource Partners International Select Growth Fund, RiverSource Partners International Select Value Fund, RiverSource Partners International Small Cap Fund, RiverSource Partners Select Value Fund, RiverSource Partners Small Cap Equity Fund, RiverSource Partners Small Cap Growth Fund, RiverSource Partners Small Cap Value Fund, RiverSource Precious Metals and Mining Fund, RiverSource Real Estate Fund, RiverSource Small Cap Advantage Fund, Threadneedle Emerging Markets Fund, Threadneedle European Equity Fund, Threadneedle International Opportunity Fund.



FIXED INCOME: RiverSource Diversified Bond Fund, RiverSource Emerging Markets Bond Fund, RiverSource Floating Rate Fund, RiverSource Global Bond Fund, RiverSource High Yield Bond Fund, RiverSource Income Opportunities Fund, RiverSource Inflation Protected Securities Fund, RiverSource Limited Duration Bond Fund, RiverSource Short Duration U.S. Government Fund and RiverSource U.S. Government Mortgage Fund.


CASH: RiverSource Cash Management Fund.

ALTERNATIVE INVESTMENT STRATEGIES: RiverSource Absolute Return Currency and Income Fund.


The Fund Selection Committee monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations over time. The Committee may periodically reallocate each Fund's investments in the underlying funds to bring the Funds back within their target ranges. RiverSource Investments, without seeking approval from shareholders, may


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4P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS
modify the underlying fund allocations or, subject to approval of the Fund's Board of Directors (Board), may modify the range of asset class allocations.

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.




PRINCIPAL RISKS


Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ACTIVE MANAGEMENT/ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.



RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, each Fund is structured with a different risk/return profile. There are common risks that apply to both equity and fixed income underlying funds and specific equity and fixed income underlying fund risks. These are set forth below, and are different for each Fund. For example, Total Equity Fund is subject to the common and equity risks, but not fixed income risks. For the other Funds, the risks set forth below are typically greater for Moderate Fund relative to Conservative Fund, and greater still for Aggressive Fund relative to both Moderate Fund and Conservative Fund. For example, if you invested in Aggressive Fund, you will typically have greater exposure to the risks set forth below. A description of the more common risks to which the underlying funds (and thus, the Funds) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.



ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.


DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.



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                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  5P

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.



ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

EQUITY RISKS

QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

REAL ESTATE SECTOR RISK. Investments in real estate related securities include the risk of fluctuation in the value of underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, investment in Real Estate Investment Trusts (REITs) requires specialized management skills. REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities, including changes in interest rates and the quality of credit extended.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

FIXED INCOME RISKS

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. There may be significant delays in obtaining

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6P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS
any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

CREDIT RISK. Credit risk is the risk that the issuer of a security or a loan will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, a note or a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the issuer of a floating rate or fixed rate loan declares bankruptcy or is declared bankrupt, there may be a delay before an underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If an underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a debt security or floating rate loan could also make it difficult for the underlying fund to sell the debt security or loan at a price approximating the value previously placed on it.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.


PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund's investments are locked in at a lower rate for a longer period of time.


ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructuring, fraudulent disclosures or other factors.




PAST PERFORMANCE


The following bar chart and table provide some illustration of the risks of investing in the Funds by showing, respectively:


- how the Fund's performance has varied for each full calendar year shown on the bar chart; and



- how the Fund's average annual total returns compare to recognized indices shown on the table.


Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Funds have performed in the past (before and after taxes) does not indicate how the Funds will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class R4 shares of the Funds. These returns are compared to the indices shown for the same periods. For purposes of the performance calculation in the table we assumed:


- the maximum sales charge for Class A shares;



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                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  7P

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares;





- no sales charge for Class R4 shares; and



- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.


AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.



   CONSERVATIVE FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



                                                                               +3.25%    +6.39%    +6.17%

                                                                                2005      2006      2007





During the periods shown in the bar chart, the highest return for a calendar quarter was +2.91% (quarter ended Sept. 30, 2006) and the lowest return for a calendar quarter was -1.01% (quarter ended March 31, 2005).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2007 was +6.17%.




    MODERATE CONSERVATIVE FUND -- CLASS A SHARE
                    PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



                                                                               +4.07%    +9.00%    +6.70%

                                                                                2005      2006      2007





During the periods shown in the bar chart, the highest return for a calendar quarter was +3.98% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.40% (quarter ended March 31, 2005).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2007 was +6.70%.



--------------------------------------------------------------------------------
8P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

     MODERATE FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



                                                                               +5.36%    +11.24%   +6.96%

                                                                                2005      2006      2007





During the periods shown in the bar chart, the highest return for a calendar quarter was +4.94% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.50% (quarter ended March 31, 2005).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2007 was +6.96%.




     MODERATE AGGRESSIVE FUND -- CLASS A SHARE
                    PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



                                                                               +6.36%    +12.76%   +7.41%

                                                                                2005      2006      2007





During the periods shown in the bar chart, the highest return for a calendar quarter was +5.82% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -1.72% (quarter ended March 31, 2005).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2007 was +7.41%.



--------------------------------------------------------------------------------

                      RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  9P

    AGGRESSIVE FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



                                                                               +7.71%    +14.72%   +7.46%

                                                                                2005      2006      2007





During the periods shown in the bar chart, the highest return for a calendar quarter was +6.81% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -2.59% (quarter ended Dec. 31, 2007).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2007 was +7.46%.




   TOTAL EQUITY FUND -- CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)

                    (BAR CHART)



                                                                               +9.04%    +16.58%   +7.48%

                                                                                2005      2006      2007





During the periods shown in the bar chart, the highest return for a calendar quarter was +7.81% (quarter ended Dec. 31, 2006) and the lowest return for a calendar quarter was -3.50% (quarter ended Dec. 31, 2007).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2007 was +7.48%.



--------------------------------------------------------------------------------
10P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                                                               SINCE
                                                                             INCEPTION
                                                                            (CLASSES A,
CONSERVATIVE FUND:                                             1 YEAR        B, C & R4)
  Class A
      Return before taxes                                       +1.10%          +3.57%(a)
      Return after taxes on distributions                       -0.84%          +2.22%(a)
      Return after taxes on distributions and sale of
               fund shares                                      +1.42%          +2.37%(a)
  Class B
      Return before taxes                                       +0.48%          +3.71%(a)
  Class C
      Return before taxes                                       +4.33%          +4.39%(a)
  Class R4
      Return before taxes                                       +6.48%          +5.40%(a)
  Lehman Brothers Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                     +6.97%          +4.19%(b)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                         +5.14%          +9.11%(b)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
     deduction for fees, expenses or taxes)                     +4.74%          +3.53%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                        +11.63%         +17.87%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                  +6.80%          +5.50%(b)

MODERATE CONSERVATIVE FUND:
  Class A
      Return before taxes                                       +1.61%          +5.07%(a)
      Return after taxes on distributions                       -0.52%          +3.58%(a)
      Return after taxes on distributions and sale of
               fund shares                                      +2.08%          +3.64%(a)
  Class B
      Return before taxes                                       +1.06%          +5.22%(a)
  Class C
      Return before taxes                                       +4.96%          +5.92%(a)
  Class R4
      Return before taxes                                       +7.05%          +6.92%(a)
  Lehman Brothers Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                     +6.97%          +4.19%(b)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                         +5.14%          +9.11%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                        +11.63%         +17.87%(b)
  Citigroup 3-Month U.S. Treasury Bill Index (reflects no
     deduction for fees, expenses or taxes)                     +4.74%          +3.53%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                  +6.90%          +6.52%(b)


--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  11P

                                                                               SINCE
                                                                             INCEPTION
                                                                            (CLASSES A,
MODERATE FUND:                                                 1 YEAR        B, C & R4)
  Class A
      Return before taxes                                       +0.77%          +6.41%(a)
      Return after taxes on distributions                       -1.56%          +4.83%(a)
      Return after taxes on distributions and sale of
               fund shares                                      +1.82%          +4.79%(a)
  Class B
      Return before taxes                                       +1.39%          +6.59%(a)
  Class C
      Return before taxes                                       +5.25%          +7.26%(a)
  Class R4
      Return before taxes                                       +7.28%          +8.34%(a)
  Lehman Brothers Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                     +6.97%          +4.19%(b)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                         +5.14%          +9.11%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                        +11.63%         +17.87%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                  +7.02%          +7.54%(b)

MODERATE AGGRESSIVE FUND:
  Class A
      Return before taxes                                       +1.21%          +7.26%(a)
      Return after taxes on distributions                       -1.29%          +5.70%(a)
      Return after taxes on distributions and sale of
               fund shares                                      +2.54%          +5.61%(a)
  Class B
      Return before taxes                                       +1.91%          +7.48%(a)
  Class C
      Return before taxes                                       +5.64%          +8.11%(a)
  Class R4
      Return before taxes                                       +7.70%          +9.16%(a)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                         +5.14%          +9.11%(b)
  Lehman Brothers Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                     +6.97%          +4.19%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                        +11.63%         +17.87%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                  +6.96%          +8.50%(b)

AGGRESSIVE FUND:
  Class A
      Return before taxes                                       +1.30%          +8.15%(a)
      Return after taxes on distributions                       -1.52%          +6.57%(a)
      Return after taxes on distributions and sale of
               fund shares                                      +2.94%          +6.44%(a)
  Class B
      Return before taxes                                       +2.05%          +8.38%(a)
  Class C
      Return before taxes                                       +5.74%          +8.97%(a)
  Class R4
      Return before taxes                                       +7.69%         +10.03%(a)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                         +5.14%          +9.11%(b)
  Lehman Brothers Aggregate Bond Index (reflects no
     deduction for fees, expenses or taxes)                     +6.97%          +4.19%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                        +11.63%         +17.87%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                  +6.91%          +9.46%(b)


--------------------------------------------------------------------------------
12P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

                                                                               SINCE
                                                                             INCEPTION
                                                                            (CLASSES A,
TOTAL EQUITY FUND:                                             1 YEAR        B, C & R4)
  Class A
      Return before taxes                                       +1.27%          +9.07%(a)
      Return after taxes on distributions                       -1.50%          +7.51%(a)
      Return after taxes on distributions and sale of
               fund shares                                      +3.23%          +7.31%(a)
  Class B
      Return before taxes                                       +2.08%          +9.29%(a)
  Class C
      Return before taxes                                       +5.77%          +9.90%(a)
  Class R4
      Return before taxes                                       +7.81%         +10.98%(a)
  Russell 3000(R) Index (reflects no deduction for fees,
     expenses or taxes)                                         +5.14%          +9.11%(b)
  MSCI EAFE Index (reflects no deduction for fees,
     expenses or taxes)                                        +11.63%         +17.87%(b)
  Blended Index (reflects no deduction for fees, expenses
     or taxes)                                                  +6.78%         +10.71%(b)



(a)  Inception date is March 4, 2004.
(b)  Measurement period started March 1, 2004.


Conservative Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 70% Lehman Brother Aggregate Bond Index, 16% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 4% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.



Moderate Conservative Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. Prior to April 1, 2007, the Blended Index consisted of 60% Lehman Brother Aggregate Bond Index, 28% Russell 3000 Index, 5% Citigroup 3-Month U.S. Treasury Bill Index and 7% MSCI EAFE Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.



Moderate Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Lehman Brothers Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 50% Lehman Brother Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.



Moderate Aggressive Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Lehman Brothers Aggregate Bond Index, 46% Russell 3000 Index and 19% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 35% Lehman Brother Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.



Aggressive Fund compares its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Lehman Brothers Aggregate Bond Index, 56% Russell 3000 Index and 24% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 20% Lehman Brother Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.



Total Equity Fund compares its performance to the Russell 3000 Index, as well as to a Blended Index, consisting of 70% Russell 3000 Index and 30% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 80% Russell 3000 Index and 20% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.


The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills. The indices reflect reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  13P

FEES AND EXPENSES



Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the direct expenses of the Fund, but you will also indirectly incur a proportionate share of the expenses of the underlying funds held by the Fund. The cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly. Expenses (including expenses of the underlying funds) are based on the Fund's most recent fiscal year.


Conservative Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  4.75%(a)                                      None
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                 TOTAL                           TOTAL         ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                    MANAGEMENT   DISTRIBUTION      OTHER       OPERATING       EXPENSE      FUND OPERATING        FEES AND
                       FEES      (12B-1) FEES   EXPENSES(B)     EXPENSES    REIMBURSEMENT     EXPENSES(C)     EXPENSES(D),(E)
Class A                0.00%         0.25%          0.20%         0.45%          0.00%           0.45%              0.61%
Class B                0.00%         1.00%          0.20%         1.20%          0.00%           1.20%              0.61%
Class C                0.00%         1.00%          0.20%         1.20%          0.00%           1.20%              0.61%
Class R4               0.00%         0.00%          0.38%         0.38%          0.00%           0.38%              0.61%
                      TOTAL FUND AND
                      ACQUIRED FUND
AS A PERCENTAGE OF  (UNDERLYING FUND)
AVERAGE DAILY NET        FEES AND
ASSETS:                EXPENSES(E)
Class A                    1.06%
Class B                    1.81%
Class C                    1.81%
Class R4                   0.99%



(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."



(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.38% for Class R4.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expense," would have been 0.70% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 1.08% for Class R4.



--------------------------------------------------------------------------------
14P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

Moderate Conservative Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  4.75%(a)                                      None
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                 TOTAL                           TOTAL         ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                    MANAGEMENT   DISTRIBUTION      OTHER       OPERATING       EXPENSE      FUND OPERATING        FEES AND
                       FEES      (12B-1) FEES   EXPENSES(B)     EXPENSES    REIMBURSEMENT     EXPENSES(C)     EXPENSES(D),(E)
Class A                0.00%         0.25%          0.16%         0.41%          0.00%           0.41%              0.69%
Class B                0.00%         1.00%          0.17%         1.17%          0.00%           1.17%              0.69%
Class C                0.00%         1.00%          0.17%         1.17%          0.00%           1.17%              0.69%
Class R4               0.00%         0.00%          0.36%         0.36%          0.04%           0.32%              0.69%
                      TOTAL FUND AND
                      ACQUIRED FUND
AS A PERCENTAGE OF  (UNDERLYING FUND)
AVERAGE DAILY NET        FEES AND
ASSETS:                EXPENSES(E)
Class A                    1.10%
Class B                    1.86%
Class C                    1.86%
Class R4                   1.01%




  (-
  a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."



(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.32% for Class R4.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expense," would have been 0.74% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.15% for Class A, 1.91% for Class B, 1.91% for Class C and 1.06% for Class R4.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  15P

Moderate Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                 TOTAL                           TOTAL         ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                    MANAGEMENT   DISTRIBUTION      OTHER       OPERATING       EXPENSE      FUND OPERATING        FEES AND
                       FEES      (12B-1) FEES   EXPENSES(B)     EXPENSES    REIMBURSEMENT     EXPENSES(C)     EXPENSES(D),(E)
Class A                0.00%         0.25%          0.16%         0.41%          0.00%           0.41%              0.75%
Class B                0.00%         1.00%          0.17%         1.17%          0.00%           1.17%              0.75%
Class C                0.00%         1.00%          0.17%         1.17%          0.00%           1.17%              0.75%
Class R4               0.00%         0.00%          0.35%         0.35%          0.04%           0.31%              0.75%
                      TOTAL FUND AND
                      ACQUIRED FUND
AS A PERCENTAGE OF  (UNDERLYING FUND)
AVERAGE DAILY NET        FEES AND
ASSETS:                EXPENSES(E)
Class A                    1.16%
Class B                    1.92%
Class C                    1.92%
Class R4                   1.06%




  (-
  a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."



(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.31% for Class R4.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expense," would have been 0.78% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.19% for Class A, 1.95% for Class B, 1.95% for Class C and 1.09% for Class R4.



--------------------------------------------------------------------------------
16P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

Moderate Aggressive Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None
Class B                                                    None                                         5%
Class C                                                    None                                         1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                 TOTAL                           TOTAL         ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                    MANAGEMENT   DISTRIBUTION      OTHER       OPERATING       EXPENSE      FUND OPERATING        FEES AND
                       FEES      (12B-1) FEES   EXPENSES(B)     EXPENSES    REIMBURSEMENT     EXPENSES(C)     EXPENSES(D),(E)
Class A                0.00%         0.25%          0.18%         0.43%          0.00%           0.43%              0.80%
Class B                0.00%         1.00%          0.19%         1.19%          0.00%           1.19%              0.80%
Class C                0.00%         1.00%          0.19%         1.19%          0.00%           1.19%              0.80%
Class R4               0.00%         0.00%          0.34%         0.34%          0.00%           0.34%              0.80%
                      TOTAL FUND AND
                      ACQUIRED FUND
AS A PERCENTAGE OF  (UNDERLYING FUND)
AVERAGE DAILY NET        FEES AND
ASSETS:                EXPENSES(E)
Class A                    1.23%
Class B                    1.99%
Class C                    1.99%
Class R4                   1.14%



(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."



(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.34% for Class R4.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expense," would have been 0.82% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.25% for Class A, 2.01% for Class B, 2.01% for Class C and 1.16% for Class R4.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  17P

Aggressive Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                 TOTAL                           TOTAL         ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                    MANAGEMENT   DISTRIBUTION      OTHER       OPERATING       EXPENSE      FUND OPERATING        FEES AND
                       FEES      (12B-1) FEES   EXPENSES(B)     EXPENSES    REIMBURSEMENT     EXPENSES(C)     EXPENSES(D),(E)
Class A                0.00%         0.25%          0.21%         0.46%          0.00%           0.46%              0.83%
Class B                0.00%         1.00%          0.22%         1.22%          0.00%           1.22%              0.83%
Class C                0.00%         1.00%          0.21%         1.21%          0.00%           1.21%              0.83%
Class R4               0.00%         0.00%          0.35%         0.35%          0.00%           0.35%              0.83%
                      TOTAL FUND AND
                      ACQUIRED FUND
AS A PERCENTAGE OF  (UNDERLYING FUND)
AVERAGE DAILY NET        FEES AND
ASSETS:                EXPENSES(E)
Class A                    1.29%
Class B                    2.05%
Class C                    2.04%
Class R4                   1.18%



(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."



(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.37% for Class R4.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expense," would have been 0.85% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.31% for Class A, 2.07% for Class B, 2.06% for Class C and 1.20% for Class R4.



--------------------------------------------------------------------------------
18P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

Total Equity Fund

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                   MAXIMUM SALES CHARGE                    MAXIMUM DEFERRED SALES CHARGE
                                               (LOAD) IMPOSED ON PURCHASES           (LOAD) IMPOSED ON SALES (AS A PERCENTAGE
                                           (AS A PERCENTAGE OF OFFERING PRICE)        OF OFFERING PRICE AT TIME OF PURCHASE)
Class A                                                  5.75%(a)                                      None
Class B                                                    None                                          5%
Class C                                                    None                                          1%
Class R4                                                   None                                        None



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                 TOTAL                           TOTAL         ACQUIRED FUND
                                                              ANNUAL FUND    FEE WAIVER/     ANNUAL (NET)    (UNDERLYING FUND)
                    MANAGEMENT   DISTRIBUTION      OTHER       OPERATING       EXPENSE      FUND OPERATING        FEES AND
                       FEES      (12B-1) FEES   EXPENSES(B)     EXPENSES    REIMBURSEMENT     EXPENSES(C)     EXPENSES(D),(E)
Class A                0.00%         0.25%          0.21%         0.46%          0.00%           0.46%              0.88%
Class B                0.00%         1.00%          0.22%         1.22%          0.00%           1.22%              0.88%
Class C                0.00%         1.00%          0.22%         1.22%          0.00%           1.22%              0.88%
Class R4               0.00%         0.00%          0.35%         0.35%          0.00%           0.35%              0.88%
                      TOTAL FUND AND
                      ACQUIRED FUND
AS A PERCENTAGE OF  (UNDERLYING FUND)
AVERAGE DAILY NET        FEES AND
ASSETS:                EXPENSES(E)
Class A                    1.34%
Class B                    2.10%
Class C                    2.10%
Class R4                   1.23%



(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."



(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.37% for Class R4.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's "Acquired fund (underlying fund) fees and expense," based on its allocations in the acquired funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Acquired fund (underlying fund) fees and expense," would have been 0.89% for all classes. The "Total fund and acquired fund (underlying fund) fees and expenses" would have been 1.35% for Class A, 2.11% for Class B, 2.11% for Class C and 1.24% for Class R4.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  19P

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:

 CONSERVATIVE FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $578     $ 796     $1,033    $1,712
Class B                                                        $684(b)   $970(b)  $1,181(b) $1,934(d)
Class C                                                        $284(b)   $570     $  981    $2,132
Class R4                                                       $101      $316     $  548    $1,218




 MODERATE CONSERVATIVE FUND                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $582     $ 808     $1,053    $1,756
Class B                                                        $689(b)   $985(b)  $1,207(b) $1,985(d)
Class C                                                        $289(b)   $585     $1,007    $2,185
Class R4                                                       $103      $330     $  576    $1,284




 MODERATE FUND                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $686     $  923    $1,177    $1,907
Class B                                                        $695(b)  $1,003(b) $1,238(b) $2,050(d)
Class C                                                        $295(b)  $  603    $1,038    $2,248
Class R4                                                       $108     $  346    $  603    $1,341




 MODERATE AGGRESSIVE FUND                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $693     $  943    $1,213    $1,983
Class B                                                        $702(b)  $1,025(b) $1,274(b) $2,125(d)
Class C                                                        $302(b)  $  625    $1,074    $2,322
Class R4                                                       $116     $  362    $  629    $1,391




 AGGRESSIVE FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $699     $  961    $1,243    $2,047
Class B                                                        $708(b)  $1,043(b) $1,304(b) $2,188(d)
Class C                                                        $307(b)  $  640    $1,099    $2,374
Class R4                                                       $120     $  375    $  650    $1,437




 TOTAL EQUITY FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(c)                                                     $704     $  975    $1,268    $2,100
Class B                                                        $713(b)  $1,058(b) $1,330(b) $2,241(d)
Class C                                                        $313(b)  $  658    $1,130    $2,436
Class R4                                                       $125     $  391    $  677    $1,494



(a)  Includes a 4.75% sales charge.
(b)  Includes the applicable CDSC.
(c)  Includes a 5.75% sales charge.
(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


--------------------------------------------------------------------------------
20P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

You would pay the following expenses (based on total Fund and underlying fund expenses) if you did not redeem your shares:

 CONSERVATIVE FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $578      $796     $1,033    $1,712
Class B                                                        $184      $570     $  981    $1,934(c)
Class C                                                        $184      $570     $  981    $2,132
Class R4                                                       $101      $316     $  548    $1,218




 MODERATE CONSERVATIVE FUND                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(a)                                                     $582      $808     $1,053    $1,756
Class B                                                        $189      $585     $1,007    $1,985(c)
Class C                                                        $189      $585     $1,007    $2,185
Class R4                                                       $103      $330     $  576    $1,284




 MODERATE FUND                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $686      $923     $1,177    $1,907
Class B                                                        $195      $603     $1,038    $2,050(c)
Class C                                                        $195      $603     $1,038    $2,248
Class R4                                                       $108      $346     $  603    $1,341




 MODERATE AGGRESSIVE FUND                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $693      $943     $1,213    $1,983
Class B                                                        $202      $625     $1,074    $2,125(c)
Class C                                                        $202      $625     $1,074    $2,322
Class R4                                                       $116      $362     $  629    $1,391




 AGGRESSIVE FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $699      $961     $1,243    $2,047
Class B                                                        $208      $643     $1,104    $2,188(c)
Class C                                                        $207      $640     $1,099    $2,374
Class R4                                                       $120      $375     $  650    $1,437




 TOTAL EQUITY FUND                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A(b)                                                     $704      $975     $1,268    $2,100
Class B                                                        $213      $658     $1,130    $2,241(c)
Class C                                                        $213      $658     $1,130    $2,436
Class R4                                                       $125      $391     $  677    $1,494



(a)  Includes a 4.75% sales charge.
(b)  Includes a 5.75% sales charge.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  21P

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Securities Transaction Commissions. Securities transactions involve the payment of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.




FUND MANAGEMENT AND COMPENSATION


INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund does not pay RiverSource Investments a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


--------------------------------------------------------------------------------
22P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

David M. Joy, Vice President, Capital Markets Strategy

- Managed the Funds since 2004.

- Joined RiverSource Investments in 2003.

- Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

William F. Truscott, Senior Vice President and Chief Investment Officer

- Managed the Funds since 2004.

- Joined RiverSource Investments in 2001.

- Chief Investment Officer, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 2000 to 2001; Head of Equity Research, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 1996 to 2001.

- BA, Middlebury College; MBA, New York University.

Kent M. Bergene, Vice President, Mutual Fund and Certificate Products

- Managed the Funds since 2004.

- Joined RiverSource Investments in 1981.

- Vice President, Mutual Fund and Certificate Products, AEFC, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

- BS, University of North Dakota.

Michelle M. Keeley, Executive Vice President - Equity and Fixed Income

- Managed the Funds since 2004.

- Joined RiverSource Investments in 2002.

- Managing Director, Zurich Global Assets, from 2001 to 2002; Managing Director, Zurich Scudder Investments, from 2000 to 2001; and Managing Director, Zurich Kemper Financial Services, from 1999 to 2000.

- BA, James Madison College; MM, Kellogg School of Management, Northwestern University.


The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  23P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED JAN. 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JAN. 31, 2007 HAS BEEN AUDITED BY KPMG LLP.


RiverSource Portfolio Builder Conservative Fund



CLASS A


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $10.43        $10.36        $10.23        $10.02
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .36(c)        .34           .25           .12
Net gains (losses) (both
 realized and unrealized)            .17           .24           .25           .23
----------------------------------------------------------------------------------
Total from investment
 operations                          .53           .58           .50           .35
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.42)         (.38)         (.27)         (.12)
Distributions from
 realized gains                     (.39)         (.13)         (.10)         (.02)
----------------------------------------------------------------------------------
Total distributions                 (.81)         (.51)         (.37)         (.14)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.15        $10.43        $10.36        $10.23
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $111           $83           $73           $40
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .45%          .49%          .59%          .92%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .45%          .49%          .59%          .59%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             3.42%         3.32%         2.66%         2.03%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               29%           54%           23%           51%
----------------------------------------------------------------------------------
Total return(i)                     5.14%         5.76%         4.97%         3.54%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS B


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
  of period                       $10.40        $10.33        $10.21        $10.02
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .28(c)        .26           .18           .07
Net gains (losses) (both
 realized and unrealized)            .16           .25           .24           .22
----------------------------------------------------------------------------------
Total from investment
 operations                          .44           .51           .42           .29
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.34)         (.31)         (.20)         (.08)
Distributions from
 realized gains                     (.39)         (.13)         (.10)         (.02)
----------------------------------------------------------------------------------
Total distributions                 (.73)         (.44)         (.30)         (.10)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.11        $10.40        $10.33        $10.21
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $41           $36           $36           $21
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.20%         1.25%         1.34%         1.68%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.20%         1.25%         1.34%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.63%         2.54%         1.88%         1.25%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               29%           54%           23%           51%
----------------------------------------------------------------------------------
Total return(i)                     4.27%         4.99%         4.12%         2.88%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



--------------------------------------------------------------------------------
24P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

CLASS C


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $10.41        $10.34        $10.21        $10.02
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .28(c)        .26           .17           .07
Net gains (losses) (both
 realized and unrealized)            .16           .24           .25           .22
----------------------------------------------------------------------------------
Total from investment
 operations                          .44           .50           .42           .29
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.34)         (.30)         (.19)         (.08)
Distributions from
 realized gains                     (.39)         (.13)         (.10)         (.02)
----------------------------------------------------------------------------------
Total distributions                 (.73)         (.43)         (.29)         (.10)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.12        $10.41        $10.34        $10.21
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                        $8            $5            $6            $4
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.20%         1.25%         1.34%         1.68%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.20%         1.25%         1.34%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.67%         2.51%         1.85%         1.32%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               29%           54%           23%           51%
----------------------------------------------------------------------------------
Total return(i)                     4.29%         4.94%         4.16%         2.90%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                             2007(i)           2007          2006      2005(b)
Net asset value, beginning
 of period                        $10.34        $10.27        $10.20        $10.02
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .39(c)        .36           .32           .17
Net gains (losses) (both
 realized and unrealized)            .16           .24           .18           .20
----------------------------------------------------------------------------------
Total from investment
 operations                          .55           .60           .50           .37
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.45)         (.40)         (.33)         (.17)
Distributions from
 realized gains                     (.39)         (.13)         (.10)         (.02)
----------------------------------------------------------------------------------
Total distributions                 (.84)         (.53)         (.43)         (.19)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.05        $10.34        $10.27        $10.20
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $--           $--           $--           $--
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .38%          .33%          .47%          .76%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .19%          .33%          .42%          .42%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             3.68%         3.47%         2.64%         1.90%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               29%           54%           23%           51%
----------------------------------------------------------------------------------
Total return(i)                     5.34%         6.00%         5.04%         3.74%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  25P

RiverSource Portfolio Builder Moderate Conservative Fund



CLASS A


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $10.85        $10.68        $10.35        $10.03
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .33(c)        .33           .24           .14
Net gains (losses) (both
 realized and unrealized)            .11           .47           .49           .35
----------------------------------------------------------------------------------
Total from investment
 operations                          .44           .80           .73           .49
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.42)         (.40)         (.27)         (.16)
Distributions from
 realized gains                     (.59)         (.23)         (.13)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.01)         (.63)         (.40)         (.17)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.28        $10.85        $10.68        $10.35
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $260          $198          $149           $78
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .41%          .44%          .55%          .72%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .41%          .44%          .55%          .59%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             3.03%         2.99%         2.53%         2.21%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           24%           19%           28%
----------------------------------------------------------------------------------
Total return(i)                     3.99%         7.65%         7.18%         4.90%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS B


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $10.82        $10.65        $10.32        $10.03
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .24(c)        .24           .16           .09
Net gains (losses) (both
 realized and unrealized)            .12           .48           .49           .32
----------------------------------------------------------------------------------
Total from investment
 operations                          .36           .72           .65           .41
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.34)         (.32)         (.19)         (.11)
Distributions from
 realized gains                     (.59)         (.23)         (.13)         (.01)
----------------------------------------------------------------------------------
Total distributions                 (.93)         (.55)         (.32)         (.12)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.25        $10.82        $10.65        $10.32
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $76           $71           $66           $34
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.17%         1.19%         1.30%         1.49%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.17%         1.19%         1.30%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.22%         2.19%         1.75%         1.46%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           24%           19%           28%
----------------------------------------------------------------------------------
Total return(i)                     3.22%         6.87%         6.41%         4.14%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



--------------------------------------------------------------------------------
26P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

CLASS C


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $10.82        $10.65        $10.33        $10.03
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .25(c)        .24           .15           .09
Net gains (losses) (both
 realized and unrealized)            .11           .48           .49           .34
----------------------------------------------------------------------------------
Total from investment
 operations                          .36           .72           .64           .43
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.34)         (.32)         (.19)         (.12)
Distributions from
 realized gains                     (.59)         (.23)         (.13)         (.01)
----------------------------------------------------------------------------------
Total distributions                 (.93)         (.55)         (.32)         (.13)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.25        $10.82        $10.65        $10.33
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $16           $13           $11            $6
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.17%         1.19%         1.30%         1.52%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.17%         1.19%         1.30%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.27%         2.22%         1.72%         1.47%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           24%           19%           28%
----------------------------------------------------------------------------------
Total return(i)                     3.23%         6.88%         6.29%         4.25%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $10.80        $10.64        $10.34        $10.03
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .37(c)        .35           .29           .17
Net gains (losses) (both
 realized and unrealized)            .10           .46           .46           .34
----------------------------------------------------------------------------------
Total from investment
 operations                          .47           .81           .75           .51
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.44)         (.42)         (.32)         (.19)
Distributions from
 realized gains                     (.59)         (.23)         (.13)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.03)         (.65)         (.45)         (.20)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.24        $10.80        $10.64        $10.34
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $--           $--           $--           $--
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .36%          .28%          .39%          .57%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .16%          .28%          .39%          .36%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             3.41%         3.13%         2.67%         2.13%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           24%           19%           28%
----------------------------------------------------------------------------------
Total return(i)                     4.32%         7.74%         7.37%         5.09%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  27P

RiverSource Portfolio Builder Moderate Fund



CLASS A


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.36        $11.06        $10.47        $10.04
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .31(c)        .31           .22           .13
Net gains (losses) (both
 realized and unrealized)            .02           .71           .78           .47
----------------------------------------------------------------------------------
Total from investment
 operations                          .33          1.02          1.00           .60
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.44)         (.41)         (.27)         (.16)
Distributions from
 realized gains                     (.79)         (.31)         (.14)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.23)         (.72)         (.41)         (.17)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.46        $11.36        $11.06        $10.47
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $746          $600          $410          $190
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .41%          .43%          .53%          .63%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .41%          .43%          .53%          .59%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.70%         2.68%         2.30%         2.05%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               27%           24%           15%           28%
----------------------------------------------------------------------------------
Total return(i)                     2.69%         9.38%         9.64%         6.01%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS B


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.31        $11.02        $10.43        $10.04
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .22(c)        .19           .13           .08
Net gains (losses) (both
 realized and unrealized)            .02           .73           .79           .44
----------------------------------------------------------------------------------
Total from investment
 operations                          .24           .92           .92           .52
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.35)         (.32)         (.19)         (.12)
Distributions from
 realized gains                     (.79)         (.31)         (.14)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.14)         (.63)         (.33)         (.13)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.41        $11.31        $11.02        $10.43
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $198          $189          $153           $72
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.17%         1.19%         1.29%         1.39%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.17%         1.19%         1.29%         1.36%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             1.89%         1.87%         1.51%         1.31%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               27%           24%           15%           28%
----------------------------------------------------------------------------------
Total return(i)                     1.92%         8.52%         8.86%         5.19%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



--------------------------------------------------------------------------------
28P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

CLASS C


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.32        $11.03        $10.44        $10.04
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .23(c)        .20           .13           .07
Net gains (losses) (both
 realized and unrealized)            .01           .73           .79           .46
----------------------------------------------------------------------------------
Total from investment
 operations                          .24           .93           .92           .53
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.36)         (.33)         (.19)         (.12)
Distributions from
 realized gains                     (.79)         (.31)         (.14)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.15)         (.64)         (.33)         (.13)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.41        $11.32        $11.03        $10.44
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $36           $27           $18            $8
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.17%         1.19%         1.30%         1.40%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.17%         1.19%         1.30%         1.36%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             1.97%         1.91%         1.52%         1.26%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               27%           24%           15%           28%
----------------------------------------------------------------------------------
Total return(i)                     1.85%         8.53%         8.86%         5.24%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.34        $11.04        $10.47        $10.04
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .36(c)        .33           .26           .16
Net gains (losses) (both
 realized and unrealized)            .00           .70           .75           .47
----------------------------------------------------------------------------------
Total from investment
 operations                          .36          1.03          1.01           .63
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.46)         (.42)         (.30)         (.19)
Distributions from
 realized gains                     (.79)         (.31)         (.14)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.25)         (.73)         (.44)         (.20)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.45        $11.34        $11.04        $10.47
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $--           $--           $--           $--
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .35%          .28%          .37%          .47%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .14%          .28%          .37%          .37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             3.12%         3.02%         2.34%          .88%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               27%           24%           15%           28%
----------------------------------------------------------------------------------
Total return(i)                     2.99%         9.58%         9.80%         6.28%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  29P

RiverSource Portfolio Builder Moderate Aggressive Fund



CLASS A


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.73        $11.34        $10.50        $10.05
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .24(c)        .25           .17           .10
Net gains (losses) (both
 realized and unrealized)           (.01)          .91          1.05           .50
----------------------------------------------------------------------------------
Total from investment
 operations                          .23          1.16          1.22           .60
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.40)         (.38)         (.22)         (.14)
Distributions from
 realized gains                    (1.08)         (.39)         (.16)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.48)         (.77)         (.38)         (.15)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.48        $11.73        $11.34        $10.50
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $881          $801          $550          $246
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .43%          .46%          .56%          .65%(f)
----------------------------------------------------------------------------------
Net assets after expense
 waiver/reim-
 bursement(d),(e),(g)                .43%          .46%          .56%          .59%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.04%         2.01%         1.69%         1.61%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               33%           29%           20%           31%
----------------------------------------------------------------------------------
Total return(h)                     1.57%        10.40%        11.72%         5.97%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


CLASS B


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.68        $11.30        $10.47        $10.05
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .15(c)        .10           .07           .04
Net gains (losses) (both
 realized and unrealized)           (.01)          .96          1.06           .49
----------------------------------------------------------------------------------
Total from investment
 operations                          .14          1.06          1.13           .53
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.31)         (.29)         (.14)         (.10)
Distributions from
 realized gains                    (1.08)         (.39)         (.16)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.39)         (.68)         (.30)         (.11)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.43        $11.68        $11.30        $10.47
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $199          $202          $154           $67
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.19%         1.22%         1.32%         1.42%(f)
----------------------------------------------------------------------------------
Net assets after expense
 waiver/reim-
 bursement(d),(e),(g)               1.19%         1.22%         1.32%         1.36%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             1.23%         1.21%          .91%          .82%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               33%           29%           20%           31%
----------------------------------------------------------------------------------
Total return(h)                      .81%         9.54%        10.90%         5.24%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Per share amounts have been calculated using the average shares outstanding method.

(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


--------------------------------------------------------------------------------
30P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

CLASS C


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.68        $11.30        $10.47        $10.05
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .16(c)        .12           .07           .04
Net gains (losses) (both
 realized and unrealized)           (.01)          .95          1.06           .49
----------------------------------------------------------------------------------
Total from investment
 operations                          .15          1.07          1.13           .53
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.32)         (.30)         (.14)         (.10)
Distributions from
 realized gains                    (1.08)         (.39)         (.16)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.40)         (.69)         (.30)         (.11)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.43        $11.68        $11.30        $10.47
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $33           $26           $15            $7
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.19%         1.22%         1.32%         1.41%(f)
----------------------------------------------------------------------------------
Net assets after expense
 waiver/reim-
 bursement(d),(e),(g)               1.19%         1.22%         1.32%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             1.33%         1.27%          .93%          .83%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               33%           29%           20%           31%
----------------------------------------------------------------------------------
Total return(h)                      .85%         9.57%        10.91%         5.24%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


CLASS R4


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $11.75        $11.35        $10.50        $10.05
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .29(c)        .28           .19           .12
Net gains (losses) (both
 realized and unrealized)           (.02)          .91          1.06           .49
----------------------------------------------------------------------------------
Total from investment
 operations                          .27          1.19          1.25           .61
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.44)         (.40)         (.24)         (.15)
Distributions from
 realized gains                    (1.08)         (.39)         (.16)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.52)         (.79)         (.40)         (.16)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.50        $11.75        $11.35        $10.50
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                        $1           $--           $--           $--
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .34%          .31%          .39%          .48%(f)
----------------------------------------------------------------------------------
Net assets after expense
 waiver/reim-
 bursement(d),(e),(g)                .16%          .31%          .39%          .36%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.41%         2.14%         1.69%         1.35%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               33%           29%           20%           31%
----------------------------------------------------------------------------------
Total return(h)                     1.86%        10.69%        12.02%         6.10%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  31P

RiverSource Portfolio Builder Aggressive Fund



CLASS A


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.20        $11.66        $10.53        $10.06
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .19(c)        .19           .12           .07
Net gains (losses) (both
 realized and unrealized)           (.14)         1.18          1.37           .52
----------------------------------------------------------------------------------
Total from investment
 operations                          .05          1.37          1.49           .59
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.39)         (.35)         (.17)         (.11)
Distributions from
 realized gains                    (1.40)         (.48)         (.19)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.79)         (.83)         (.36)         (.12)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.46        $12.20        $11.66        $10.53
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $429          $400          $275          $120
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .46%          .49%          .61%          .78%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(e),(g)                .46%          .49%          .59%          .59%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             1.53%         1.47%         1.10%         1.04%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               40%           40%           24%           38%
----------------------------------------------------------------------------------
Total return(h)                     (.31%)       11.85%        14.26%         5.81%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


CLASS B


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.11        $11.59        $10.48        $10.06
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .09(c)        .02           .03           .01
Net gains (losses) (both
 realized and unrealized)           (.13)         1.24          1.37           .50
----------------------------------------------------------------------------------
Total from investment
 operations                         (.04)         1.26          1.40           .51
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.29)         (.26)         (.10)         (.08)
Distributions from
 realized gains                    (1.40)         (.48)         (.19)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.69)         (.74)         (.29)         (.09)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.38        $12.11        $11.59        $10.48
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $95           $98           $79           $36
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.22%         1.25%         1.37%         1.54%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(e),(g)               1.22%         1.25%         1.37%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                              .74%          .66%          .28%          .25%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               40%           40%           24%           38%
----------------------------------------------------------------------------------
Total return(h)                    (1.02%)       10.97%        13.48%         5.02%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


--------------------------------------------------------------------------------
32P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

CLASS C


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.08        $11.58        $10.48        $10.06
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .10(c)        .06           .03           .01
Net gains (losses) (both
 realized and unrealized)           (.15)         1.20          1.37           .49
----------------------------------------------------------------------------------
Total from investment
 operations                         (.05)         1.26          1.40           .50
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.30)         (.28)         (.11)         (.07)
Distributions from
 realized gains                    (1.40)         (.48)         (.19)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.70)         (.76)         (.30)         (.08)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.33        $12.08        $11.58        $10.48
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $15           $12            $7            $3
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.21%         1.25%         1.38%(f)      1.55%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(e),(g)               1.21%         1.25%         1.37%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             0.83%          .72%          .32%          .21%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               40%           40%           24%           38%
----------------------------------------------------------------------------------
Total return(h)                    (1.06%)       11.00%        13.40%         4.96%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


CLASS R4


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.23        $11.68        $10.53        $10.06
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .28(c)        .22           .12           .08
Net gains (losses) (both
 realized and unrealized)           (.20)         1.17          1.39           .52
----------------------------------------------------------------------------------
Total from investment
 operations                          .08          1.39          1.51           .60
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.43)         (.36)         (.17)         (.12)
Distributions from
 realized gains                    (1.40)         (.48)         (.19)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.83)         (.84)         (.36)         (.13)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.48        $12.23        $11.68        $10.53
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $--           $--           $--           $--
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .35%          .33%          .44%          .61%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(e),(g)                .18%          .33%          .42%          .38%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             2.29%         1.60%          .95%         1.75%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               40%           40%           24%           38%
----------------------------------------------------------------------------------
Total return(h)                     (.09%)       12.04%        14.46%         5.94%(i)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.


--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  33P

RiverSource Portfolio Builder Total Equity Fund



CLASS A


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.61        $11.99        $10.55        $10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .12(c)        .14           .07           .05
Net gains (losses) (both
 realized and unrealized)           (.26)         1.40          1.71           .54
----------------------------------------------------------------------------------
Total from investment
 operations                         (.14)         1.54          1.78           .59
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.34)         (.33)         (.13)         (.10)
Distributions from
 realized gains                    (1.60)         (.59)         (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.94)         (.92)         (.34)         (.11)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.53        $12.61        $11.99        $10.55
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $384          $364          $231           $92
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .46%          .49%          .62%          .83%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .46%          .49%          .59%          .59%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                              .93%          .88%          .53%          .58%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           27%           17%           39%
----------------------------------------------------------------------------------
Total return(i)                    (2.04%)       13.02%        16.99%         5.80%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS B


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.52        $11.91        $10.50        $10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .01(c)         --          (.03)         (.02)
Net gains (losses) (both
 realized and unrealized)           (.26)         1.44          1.71           .52
----------------------------------------------------------------------------------
Total from investment
 operations                         (.25)         1.44          1.68           .50
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.23)         (.24)         (.06)         (.06)
Distributions from
 realized gains                    (1.60)         (.59)         (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.83)         (.83)         (.27)         (.07)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.44        $12.52        $11.91        $10.50
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $85           $91           $68           $28
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.22%         1.25%         1.38%         1.59%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.22%         1.25%         1.37%         1.36%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                              .11%          .06%         (.29%)        (.19%)(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           27%           17%           39%
----------------------------------------------------------------------------------
Total return(i)                    (2.86%)       12.25%        16.11%         4.99%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



--------------------------------------------------------------------------------
34P  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

CLASS C


 Per share income and capital changes(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.49        $11.90        $10.50        $10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .03(c)         --          (.03)         (.02)
Net gains (losses) (both
 realized and unrealized)           (.27)         1.44          1.71           .52
----------------------------------------------------------------------------------
Total from investment
 operations                         (.24)         1.44          1.68           .50
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.26)         (.26)         (.07)         (.06)
Distributions from
 realized gains                    (1.60)         (.59)         (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.86)         (.85)         (.28)         (.07)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.39        $12.49        $11.90        $10.50
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $14           $11            $6            $2
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                   1.22%         1.25%         1.38%         1.60%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)               1.22%         1.25%         1.37%         1.37%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                              .24%          .15%         (.21%)        (.31%)(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           27%           17%           39%
----------------------------------------------------------------------------------
Total return(i)                    (2.87%)       12.25%        16.10%         4.99%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.



CLASS R4


 PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Jan.
31,                                 2008          2007          2006      2005(b)
Net asset value, beginning
 of period                        $12.65        $12.01        $10.55        $10.07
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
 (loss)                              .15(c)        .16           .09           .07
Net gains (losses) (both
 realized and unrealized)           (.26)         1.41          1.71           .53
----------------------------------------------------------------------------------
Total from investment
 operations                         (.11)         1.57          1.80           .60
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                  (.37)         (.34)         (.13)         (.11)
Distributions from
 realized gains                    (1.60)         (.59)         (.21)         (.01)
----------------------------------------------------------------------------------
Total distributions                (1.97)         (.93)         (.34)         (.12)
----------------------------------------------------------------------------------
Net asset value, end of
 period                           $10.57        $12.65        $12.01        $10.55
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                       $--           $--           $--           $--
----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reim-
 bursement(d),(e)                    .35%          .33%          .46%          .66%(f)
----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                .16%          .33%          .42%          .40%(f)
----------------------------------------------------------------------------------
Net investment income
 (loss)                             1.17%          .91%          .51%          .48%(f)
----------------------------------------------------------------------------------
Portfolio turnover rate               31%           27%           17%           39%
----------------------------------------------------------------------------------
Total return(i)                    (1.78%)       13.27%        17.23%         5.93%(j)
----------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.


(i)  Total return does not reflect payment of a sales charge.


(j)  Not annualized.




--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  35P

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION."

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including in certain qualified and non-qualified plans, and wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. Not everyone is eligible to buy every share class. See the "Fees and Expenses" table for more information. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THESE FUNDS.)

 INVESTMENT OPTIONS SUMMARY

                                                               CONTINGENT DEFERRED      DISTRIBUTION AND  PLAN
             AVAILABILITY(A)          INITIAL SALES CHARGE     SALES CHARGE (CDSC)      SERVICE FEE(B)    ADMINISTRATION FEE
---------------------------------------------------------------------------------------------------------------------------------
Class A      Available to             Yes. Payable at time of  No.                      Yes.              No.
             all investors.           purchase. Lower or no                             0.25%
                                      sales charge for larger
                                      investments.

---------------------------------------------------------------------------------------------------------------------------------

Class B(c)   Available to             No. Entire purchase      Maximum 5% CDSC during   Yes.              No.
             all investors.           price is invested in     the first year           1.00%
                                      shares of the fund.      decreasing to 0% after
                                                               six years.
---------------------------------------------------------------------------------------------------------------------------------

Class C      Available to             No. Entire purchase      1% CDSC may apply if     Yes.              No.
             all investors.           price is invested in     you sell shares within   1.00%
                                      shares of the fund.      one year after
                                                               purchase.
---------------------------------------------------------------------------------------------------------------------------------

Class R4     Limited to qualifying    No.                      No.                      No.               Yes.
             institutional                                                                                0.25%
             investors.
---------------------------------------------------------------------------------------------------------------------------------



(a) See "Buying and Selling Shares, Description of Share Classes, Investment Options -- Classes of Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B and Class C shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.


--------------------------------------------------------------------------------
S.1

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and, directly or indirectly, providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders. Financial institutions receive fees up to 0.25% of the average daily net assets of Class A, Class B, and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.

PLAN ADMINISTRATION FEE

Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES.

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or over, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or over. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on Rights of Accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R4 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

In addition, the distributor, in its sole discretion, may accept or authorize financial institutions to accept investments from other purchasers not listed above.

For more information, see the SAI.


--------------------------------------------------------------------------------
                                                                             S.2

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES

For Portfolio Builder Moderate Fund, Portfolio Builder Moderate Aggressive Fund, Portfolio Builder Aggressive Fund or Portfolio Builder Total Equity Fund

                                                                                                MAXIMUM
                                                  AS A % OF          AS A % OF NET       REALLOWANCE AS A % OF
TOTAL MARKET VALUE                            PURCHASE PRICE**      AMOUNT INVESTED          PURCHASE PRICE
--------------------------------------------------------------------------------------------------------------

Up to $49,999                                       5.75%                 6.10%                   5.00%
$50,000--$99,999                                    4.75                  4.99                    4.00
$100,000--$249,999                                  3.50                  3.63                    3.00
$250,000--$499,999                                  2.50                  2.56                    2.15
$500,000--$999,999                                  2.00                  2.04                    1.75
$1,000,000 or more                                  0.00                  0.00                    0.00***


For Income Builder Basic Income Fund, Portfolio Builder Conservative Fund, Income Builder Enhanced Income Fund, Portfolio Builder Moderate Conservative Fund or Income Builder Moderate Income Fund

                                                                                               MAXIMUM
                                                         AS A % OF      AS A % OF NET   REALLOWANCE AS A % OF
TOTAL MARKET VALUE                                   PURCHASE PRICE**  AMOUNT INVESTED      PURCHASE PRICE
-------------------------------------------------------------------------------------------------------------

Up to $49,999                                              4.75%             4.99%               4.00%
$50,000--$99,999                                           4.25              4.44                3.50
$100,000--$249,999                                         3.50              3.63                3.00
$250,000--$499,999                                         2.50              2.56                2.15
$500,000--$999,999                                         2.00              2.04                1.75
$1,000,000 or more                                         0.00              0.00                0.00***


    *Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

   **Purchase price includes the sales charge.

  ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;


--------------------------------------------------------------------------------
S.3

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W, or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.


--------------------------------------------------------------------------------
                                                                             S.4

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                                      THE CDSC PERCENTAGE RATE IS:*
First year                                                                         5%
Second year                                                                        4%
Third year                                                                         4%
Fourth year                                                                        3%
Fifth year                                                                         2%
Sixth year                                                                         1%
Seventh or eighth year                                                             0%


(*) Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.


--------------------------------------------------------------------------------
S.5

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS R4 -- NO SALES CHARGE. For Class R4, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS  The financial institution through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             S.6

 Mail your check and completed application to:

              REGULAR MAIL RIVERSOURCE FUNDS
                           P.O. BOX 8041
                           BOSTON, MA 02266-8041

              EXPRESS MAIL RIVERSOURCE FUNDS
                           C/O BFDS
                           30 DAN ROAD
                           CANTON, MA 02021-2809

              If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACHFund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

              If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

              Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE   Call (888) 791-3380 or send signed written instructions to the address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE




                                       FOR ALL ACCOUNTS EXCEPT THOSE

                                       LISTED TO THE RIGHT              TAX QUALIFIED

                                       (NONQUALIFIED)                   ACCOUNTS

-------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT                     $2,000                           $1,000



-------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS                 $100                             $100

-------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*                       $300                             None



    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
 -------------------------------------------------------------------------------
MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS




                                       FOR ALL ACCOUNTS EXCEPT THOSE

                                       LISTED TO THE RIGHT              TAX QUALIFIED

                                       (NONQUALIFIED)                   ACCOUNTS

-------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT                     $100                             $100



-------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS                 $100                             $50

-------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**                      None                             None



   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.


--------------------------------------------------------------------------------
S.7

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to ten days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS  You can exchange or sell shares by having your financial institution process your transaction. The financial institution through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL       Mail your exchange or sale request to:

              REGULAR MAIL RIVERSOURCE FUNDS
                           P.O. BOX 8041
                           BOSTON, MA 02266-8041

              EXPRESS MAIL RIVERSOURCE FUNDS
                           C/O BFDS
                           30 DAN ROAD
                           CANTON, MA 02021-2809

              Include in your letter:

              - your name

              - the name of the fund(s)

              - your account number

              - the class of shares to be exchanged or sold

              - your Social Security number or Employer Identification number

              - the dollar amount or number of shares you want to exchange or sell

              - specific instructions regarding delivery or exchange destination

              - signature(s) of registered account owner(s)

              - any special documents the transfer agent may require in order to process your order

              Corporate, trust or partnership accounts may need to send additional documents.

              Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

              A Medallion Signature Guarantee is required if:

              - Amount is over $50,000.

              - You want your check made payable to someone other than yourself.

              - Your address has changed within the last 30 days.

              - You want the check mailed to an address other than the address of record.

              - You want the proceeds sent to a bank account not on file.

              - You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

              A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery.

              ------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                             S.8

Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act.
Note: A guarantee from a notary public is not acceptable.

              NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE  Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

              Payment will be mailed to the address of record and made payable to the names listed on the account.

              Telephone sale requests are limited to $100,000 per day.

--------------------------------------------------------------------------------

BY WIRE OR ACHYou can wire money from your fund account to your bank account.
              Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

              Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

              A service fee may be charged against your account for each wire sent.

              Minimum amount: $100

              Your bank or financial institution may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED  You may elect to receive regular periodic payments through an
PAYOUT PLAN   automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.
SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

THE ASSETS OF THE FUND CONSIST PRIMARILY OF SHARES OF THE UNDERLYING FUNDS. THE UNDERLYING FUNDS MAY BE MORE SUSCEPTIBLE TO THE RISKS OF MARKET TIMING. UNDERLYING FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT AN UNDERLYING FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS, FOREIGN SECURITIES, FLOATING RATE LOANS OR HIGH YIELD BONDS, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE APPENDIX A FOR A LIST OF UNDERLYING FUNDS' INVESTMENT STRATEGIES.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.
THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund

--------------------------------------------------------------------------------
S.9
  that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar financial institution, authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by an underlying fund

--------------------------------------------------------------------------------
                                                                            S.10
is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends, which are non-qualified dividends interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable, however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


--------------------------------------------------------------------------------
S.11

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Because most of the fund's investments are shares of underlying funds, the tax treatment of the fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association or The Bank of New York provide custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to

--------------------------------------------------------------------------------
                                                                            S.12
the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.


--------------------------------------------------------------------------------
S.13

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments seeks to minimize the impact of the fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable time frame. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the fund's Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.


--------------------------------------------------------------------------------
                                                                            S.14

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
S.15

APPENDIX A




UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES


The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.


 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Equity      growth. Under normal market conditions, at least 80% of the
Fund                    Fund's net assets are invested in equity securities of
                        companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined             growth. Under normal market conditions, at least 80% of the
International           Fund's assets will be invested in equity securities of foreign
Equity Fund             issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or
                        instruments that provide exposure to both developed and
                        emerging markets issuers.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Large Cap   growth. Under normal market conditions, at least 80% of the
Growth Fund             Fund's net assets are invested in equity securities of
                        companies with market capitalizations of over $5 billion at the time of purchase or that fall within the capitalization range of companies in the Russell 1000 Growth Index at the time of purchase.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small and   growth. Under normal market conditions, at least 80% of the
Mid Cap Equity Fund     Fund's net assets are invested in equity securities of
                        companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the
                        Russell 2500(TM) Index (the Index) at the time of investment.
                        The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Disciplined Small Cap   growth. Under normal market conditions, at least 80% of the
Value Fund              Fund's net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market
                        capitalizations that fall within the range of companies that comprise the Russell 2000(R) Value Index (the Index) at the time of investment. Up to 25% of the Fund's net assets may be invested in foreign investments.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Equity      current income and, as a secondary objective, steady growth of
Income Fund             capital. The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in dividend-paying common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any
                        economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with a high level of
Dividend Opportunity    current income. Secondary objective is growth of income and
Fund                    capital. The Fund's assets are primarily invested in equity securities. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio.
                        The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  A.1

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with growth of capital
Equity Value Fund       and income. Under normal market conditions, the Fund will
                        invest at least 80% of its net assets in equity securities.
                        These securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund's investment philosophy is rooted in the belief that a disciplined,
                        systematic, value-oriented approach to investing in primarily larger companies provides investors with an excellent
                        opportunity for long-term growth of capital. The Fund may
                        invest up to 25% of its net assets in foreign investments. The
                        Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Global Technology Fund  growth. The Fund focuses on equity securities of companies in the information technology industry throughout the world.
                        Although the Fund may invest in securities of issuers located in any country, at any given time the portfolio may hold
                        primarily securities of issuers located in the U.S. Because of the multinational character of the technology industry, the headquarters, principal operations and primary sources of
                        revenues of the companies in which the Fund invests may be located in the U.S. or outside the U.S. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities of companies in the technology industry.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Growth Fund             growth. The Fund invests primarily in common stocks and
                        securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Large Cap Equity Fund   capital. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in equity securities of
                        companies with a market capitalization greater than $5 billion at the time of the purchase. The Fund may invest in income-
                        producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. Up to 25% of the
                        Fund's net assets may be invested in foreign investments.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholder with long-term growth of
Large Cap Value Fund    capital. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in equity securities of
                        companies with a market capitalization greater than $5 billion.
                        The Fund may also invest in income-producing equity securities, such as preferred stocks. Up to 25% of the Fund's net assets may be invested in foreign investments.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with growth of capital.
Mid Cap Growth Fund     Under normal market conditions, the Fund will invest at least
                        80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The investment manager defines mid-cap companies as those whose market capitalizations
                        (number of shares multiplied by the share price) falls within the range of the companies that comprise the Russell MidCap(R)
                        Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment
                        criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest absolute market capitalization weighting held within the Index or falls below the market capitalization of the smallest
                        company held within the Index. The Fund can invest in any
                        economic sector and, at times, it may emphasize one or more particular sectors.

---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

A.2  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Mid Cap Value Fund      capital. Under normal circumstances, the Fund invests at least
                        80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market
                        capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index. The remaining 20% may be invested in stocks of smaller or larger companies' preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
---------------------------------------------------------------------------------------
RiverSource Partners    The Fund seeks to provide shareholders with long-term capital
Aggressive Growth Fund  growth. Under normal market conditions, the Fund's net assets, including the amount of any borrowings for investment purposes, are invested primarily in equity securities of medium-sized
                        U.S. companies. Medium-sized U.S. companies are those whose market capitalization at the time of purchase falls within the range of the Russell Midcap(R) Growth Index. Although it
                        invests in primarily medium-sized companies, the Fund may also invest in companies of any size of capitalization.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Fundamental    growth. The Fund's assets are primarily invested in equity
Value Fund              securities of U.S. companies. Under normal market conditions, the Fund's net assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign securities.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners International  growth. The Fund's assets are primarily invested in equity
Select Growth Fund      securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in both developed and emerging markets.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners International  growth. The Fund's assets primarily are invested in equity
Select                  securities of issuers in countries that are part of the Morgan
Value Fund              Stanley Capital International (MSCI) EAFE (Europe, Australia
                        and the Far East) Index and Canada. The Fund's assets will be diversified among many foreign countries, but not necessarily in the same proportion that the countries are represented in the EAFE Index. The Fund's assets also may be invested in less developed or emerging countries.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Partners International  capital. The Fund invests primarily in equity securities of
Small Cap Fund          non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any
                        borrowings for investment purposes) in the stocks of small companies. The Fund considers small companies to be those with market capitalization of up to $2 billion, or those whose
                        market capitalization falls within the range of companies in the S&P/Citigroup Global Equity ex-U.S. Less Than $2 billion
                        Index. The Fund may invest in mature markets (such as the
                        United Kingdom, Canada, and Japan) and emerging markets (such as Korea, Mexico, and Russia). The Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.

---------------------------------------------------------------------------------------


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                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  A.3

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

RiverSource             The Fund seeks to provide shareholders with long-term growth of
Partners Select Value   capital. The Fund's assets are primarily invested in equity
Fund                    securities of mid cap companies as well as companies with
                        larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market
                        capitalization of up to $10 billion or those whose market
                        capitalizations falls within the range of the Russell 3000(R)
                        Value Index.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Partners Small Cap      capital. Under normal market conditions, at least 80% of the
Equity Fund             Fund's net assets are invested at the time of purchase in
                        equity securities issued by small companies. The Fund considers small companies to be those that, at the time of investment, have a market capitalization not greater than that of the
                        largest company in the Russell 2000(R) Index or the S&P
                        SmallCap 600 Index. As a core fund, the Fund will hold both growth and value stocks and at times may favor one more than the other based on available opportunities.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Small Cap      growth. The Fund's assets primarily are invested in equity
Growth Fund             securities. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in securities of companies with market capitalizations, at the time of investment, of up to $2 billion, or that fall within the range of the Russell 2000(R)
                        Growth Index.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Partners Small Cap      appreciation. Under normal market conditions, at least 80% of
Value Fund              the Fund's net assets are invested in small cap companies.
                        Small cap companies are those that have a market
                        capitalization, at the time of investment, of up to $2.5
                        billion or that fall within the range of the Russell 2000(R)
                        Value Index.
---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term growth of
Precious Metals and     capital. The Fund is a non-diversified mutual fund that, under
Mining Fund             normal market conditions, invests at least 80% of its net
                        assets (plus the amount of any borrowings for investment
                        purposes) in securities of companies in precious metals
                        industries or in mining industries (including precious metals, non-precious metals and special minerals). Companies in
                        precious metals industries include those engaged in
                        exploration, mining, processing or distribution of gold and other precious metals and related minerals. Companies in mining industries include those engaged in the mining or procurement of not only precious metals, but also non-precious metals and minerals. Non-precious metals and minerals include things such as: nickel, copper, zinc, energy, coal, metallurgical coal, natural gas, salt, or other common metals or minerals.

                        While the Fund will at all times maintain investments in
                        securities of companies in both precious metals and mining, under normal market conditions, at least 65% of the Fund's net assets will be invested in securities of companies in precious metals related industries, which may include up to 10% in gold, silver, or other precious metals, strategic metals or other metals occurring naturally within such metals and at least 50%
                        of the Fund's net assets will be invested in foreign
                        securities.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with total return from
Real Estate Fund        both current income and capital appreciation. The Fund invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with long-term capital
Small Cap Advantage     growth. The Fund's assets primarily are invested in equity
Fund                    securities. Under normal market conditions, at least 80% of the
                        Fund's net assets are invested in equity securities of
                        companies with market capitalizations, at the time of
                        investment, of up to $2 billion or that fall within the range of the Russell 2000(R) Index.

---------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

A.4  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS

Threadneedle            The Fund seeks to provide shareholders with long-term capital
Emerging Markets Fund   growth. The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the
                        World Bank or the United Nations. Under normal market
                        conditions, at least 80% of the Fund's net assets will be
                        invested in securities of companies that are located in
                        emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market
                        countries.

---------------------------------------------------------------------------------------
Threadneedle            The Fund seeks to provide shareholders with capital
European Equity Fund    appreciation. The Fund primarily invests in equity securities of European companies that are believed to offer growth
                        potential. A company is considered to be located in Europe if:
                        (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or
                        (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.
---------------------------------------------------------------------------------------




Threadneedle            The Fund seeks to provide shareholders with long-term capital
International           growth. The Fund's assets primarily are invested in equity
Opportunity Fund        securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in
                        emerging markets.
---------------------------------------------------------------------------------------
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a high level of
Diversified Bond Fund   current income while conserving the value of the investment for the longest period of time. Under normal market conditions, the
                        Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman
                        Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes
                        securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund
                        emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk)
                        bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with a high level of
Floating Rate Fund      current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the
                        Fund's net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the investment manager to be of comparable
                        quality. Up to 25% of the Fund's net assets maybe invested in foreign investments.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with high total return
Global Bond Fund        through income and growth of capital. The Fund is a non-
                        diversified mutual fund that invests primarily in debt
                        obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be
                        invested in investment-grade corporate or government debt
                        obligations, including money market instruments, of issuers located in at least three different countries. Although the
                        Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  A.5

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with high current income
High Yield Bond Fund    as its primary objective and, as its secondary objective,
                        capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt
                        instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally
                        recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign
                        issuers.

                        Corporate debt securities in which the Fund invests are
                        typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans
                        (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically
                        (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London
                        Interbank Offered Rate), plus a premium). Secured debt
                        instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with a high total return
Income Opportunities    through current income and capital appreciation. Under normal
Fund                    market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the
                        higher rated segment of the high-yield (junk bond) market.
                        These income producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the
                        Fund's net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by
                        companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily,
                        monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily
                        secured by specific collateral or assets of the issuer or
                        borrower such that holders of these instruments will have
                        claims senior to the claims of other parties who hold unsecured instruments.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with total return that
Inflation Protected     exceeds that the rate of inflation over the long-term. The Fund
Securities Fund         is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
                        governments, their agencies or instrumentalities, and
                        corporations. The Fund currently intends to focus on inflation-
                        protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-
                        protected securities are designed to protect the future
                        purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for
                        Urban Consumers (nonseasonally adjusted) as the inflation
                        measure.
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

A.6  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
FIXED INCOME FUNDS

RiverSource             The Fund seeks to provide shareholders with a level of current
Limited Duration Bond   income consistent with preservation of capital. Under normal
Fund                    market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities similar to those included in the Lehman Brothers Intermediate Aggregate
                        Bond Index (the Index). The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-
                        backed securities. The Fund generally will not invest in
                        securities rated below investment grade, although it may hold securities that have been downgraded.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with a high level of
Short Duration U.S.     current income and safety of principal consistent with
Government Fund         investment in U.S. government and government agency securities.
                        Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its
                        agencies or instrumentalities. The Fund invests in direct
                        obligations of the U.S. government, such as Treasury bonds, bills and notes, and of it agencies and instrumentalities. The
                        Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the
                        Federal National Mortgage Association (FNMA or Fannie Mae) and
                        the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
                        Mac). These issuers are chartered or sponsored by acts of
                        Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market
                        conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in
                        currencies other than the U.S. dollar.

---------------------------------------------------------------------------------------
RiverSource             The Fund seeks to provide shareholders with current income as
U.S. Government         its primary objective and, as its secondary objective,
Mortgage Fund           preservation of capital. The Fund's assets primarily are
                        invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are
                        invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S.
                        government, its agencies, authorities or instrumentalities.
                        This includes, but is not limited to Government National
                        Mortgage Association (GNMA or Ginnie Mae) mortgage-backed
                        bonds, which are backed by the full faith and credit of the
                        United States; and Federal National Mortgage Association (FNMA
                        or Fannie Mae) and Federal Home Loan Mortgage Corporation
                        (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United
                        States Treasury.
---------------------------------------------------------------------------------------
MONEY MARKET FUNDS

RiverSource             The Fund seeks to provide shareholders with maximum current
Cash Management Fund    income consistent with liquidity and stability of principal.
                        The Fund's assets primarily are invested in money market
                        instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                        certificates of deposit, bankers' acceptances, letters of
                        credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the
                        Fund may invest up to 35% of its total assets in U.S. dollar-
                        denominated foreign investments.
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  A.7

 UNDERLYING FUNDS        INVESTMENT OBJECTIVES AND STRATEGIES
ALTERNATIVE INVESTMENT
STRATEGIES

RiverSource             The Fund seeks to provide shareholders with positive absolute
Absolute Return         return. The Fund is a non-diversified fund that, under normal
Currency and Income     market conditions, will invest at least 80% of its net assets
Fund                    (including any borrowings for investment purposes) in short-
                        duration debt obligations and forward foreign currency
                        contracts. In pursuit of the Fund's objective, to provide
                        absolute return, the investment manager (RiverSource
                        Investments, LLC), seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S.
                        dollar.

                        The Fund's investment in short-duration debt obligations will consist primarily of U.S. dollar denominated non-government, corporate and structured debt securities rated investment
                        grade, or, if unrated, determined to be of comparable quality by the investment manager. A small portion of the Fund's
                        portfolio may consist of U.S. government securities. In
                        addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund's investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

                        It is expected that the gross notional value of the Fund's forward foreign currency contracts will be equivalent to at least 80% of the Fund's net assets.
---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------

A.8  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

APPENDIX B




UNDERLYING FUNDS -- RISKS


The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

COUNTERPARTY RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND AND FLOATING RATE
FUND). Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CONCENTRATION RISK (CASH MANAGEMENT FUND). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if an underlying fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CONFIDENTIAL INFORMATION ACCESS RISK (FLOATING RATE FUND). In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers of amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund's performance. To protect such Confidential Information, the investment manager has established information walls around the portfolio managers who use such information to assess these floating rate loans for the underlying fund to guard against the potential misuse of such Confidential Information.

CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loans at prices approximating the value previously placed on them.


--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  B.1

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


DIVERSIFICATION RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND, EMERGING MARKETS BOND FUND, GLOBAL BOND FUND AND INFLATION PROTECTED SECURITIES FUND). If the underlying fund is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk. Exposure to foreign currencies creates exposure to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK (EMERGING MARKETS BOND FUND AND ABSOLUTE RETURN CURRENCY AND INCOME FUND). The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

HIGHLY LEVERAGED TRANSACTIONS RISK (FLOATING RATE FUND). The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as

--------------------------------------------------------------------------------

B.2  RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS

"debtor-in-possession" financings), provided that such senior obligations are determined by the underlying fund's investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK (FLOATING RATE FUND). The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the underlying fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK (INFLATION PROTECTED SECURITIES FUND). Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities in the underlying fund's portfolio: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the underlying fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the underlying fund may be impaired in the event that the underlying fund needs to liquidate such loans. Other debt securities in which the underlying fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the underlying fund's performance.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market. The market value of floating rate loans and securities may fluctuate, sometimes rapidly and unpredictably.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset- backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying funds. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.



--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  B.3

QUANTITATIVE MODEL RISK (DISCIPLINED EQUITY FUND, DISCIPLINED INTERNATIONAL EQUITY FUND, DISCIPLINED SMALL AND MID CAP EQUITY FUND, DISCIPLINED SMALL CAP VALUE FUND AND ABSOLUTE RETURN CURRENCY AND INCOME FUND). Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in the quantitative analytical framework, the weight placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the underlying fund to achieve its objective.

REINVESTMENT RISK (CASH MANAGEMENT FUND). The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK (DIVIDEND OPPORTUNITIES FUND, EMERGING MARKETS FUND, EMERGING MARKETS BOND FUND AND GLOBAL BOND FUND). Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SECTOR RISK (GLOBAL TECHNOLOGY FUND). The underlying fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

SECTOR RISK (MID CAP VALUE FUND). Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund does not intend to focus on any particular sector, at times the underlying fund may have a significant portion of its assets invested in a particular sector.

SECTOR RISK (AGGRESSIVE GROWTH FUND). Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund's principal investment strategies do not involve focusing on any particular sector, at times Columbia WAM's asset management strategy may cause the underlying fund to invest a large portion of its assets invested in a particular sector.

SECTOR RISK (PRECIOUS METALS AND MINING FUND). The underlying fund may invest a significant part of its total assets in securities of companies primarily in exploration, mining, processing or distribution of gold and other precious metals and related minerals. This may result in greater market fluctuations than would happen with a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

SECTOR RISK (REAL ESTATE FUND). Because of the underlying fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the underlying fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

SMALL COMPANY RISK (DISCIPLINED SMALL CAP VALUE FUND). Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


SMALL AND MID-SIZED COMPANY RISK (DISCIPLINED SMALL AND MID CAP EQUITY AND DIVIDEND OPPORTUNITIES FUND). Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product


--------------------------------------------------------------------------------

B.4 RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND). As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.


--------------------------------------------------------------------------------

                     RIVERSOURCE PORTFOLIO BUILDER SERIES - 2008 PROSPECTUS  B.5

RiverSource Funds can be purchased from authorized financial institutions. The funds can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the funds and their investments are available in the funds' SAI, and annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.



Investment Company Act File
#
RIVERSOURCE PORTFOLIO
BUILDER CONSERVATIVE FUND     811-5897
RIVERSOURCE PORTFOLIO
BUILDER MODERATE
CONSERVATIVE FUND             811-5897
RIVERSOURCE PORTFOLIO
BUILDER MODERATE FUND         811-5897
RIVERSOURCE PORTFOLIO
BUILDER MODERATE AGGRESSIVE
FUND                          811-5897
RIVERSOURCE PORTFOLIO
BUILDER AGGRESSIVE FUND       811-5897
RIVERSOURCE PORTFOLIO
BUILDER TOTAL EQUITY FUND     811-5897




TICKER SYMBOL
Conservative Fund     Class A: ABDAX   Class B: ABBDX   Class C: RPCCX   Class R4: --
Moderate
Conservative Fund     Class A: AUCAX   Class B: AMDBX   Class C: --      Class R4: --
Moderate Fund         Class A: ABUAX   Class B: AURBX   Class C: AMTCX   Class R4: --
Moderate Aggressive
Fund                  Class A: AXMAX   Class B: ABMBX   Class C: AGECX   Class R4: --
Aggressive Fund       Class A: AXBAX   Class B: AXPBX   Class C: RBGCX   Class R4: --
Total Equity Fund     Class A: AXTAX   Class B: AXTBX   Class C: RBTCX   Class R4: --



RIVER SOURCE LOGO                                             S-6282-99 G (3/08)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE


SMALL COMPANY INDEX FUND


PROSPECTUS MARCH 31, 2008

RIVERSOURCE SMALL COMPANY INDEX FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

Classes A, B and R4

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial institution if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      5p
Fees and Expenses...........................................      7p
Other Investment Strategies and Risks.......................      8p
Fund Management and Compensation............................     10p
FINANCIAL HIGHLIGHTS........................................     11P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.1
   Investment Options -- Classes of Shares .................     S.1
   Sales Charges............................................     S.5
   Opening an Account.......................................    S.10
Exchanging or Selling Shares................................    S.13
   Exchanges................................................    S.16
   Selling Shares...........................................    S.18
VALUING FUND SHARES.........................................    S.18
DISTRIBUTIONS AND TAXES.....................................    S.19
GENERAL INFORMATION.........................................    S.21



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle". These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


--------------------------------------------------------------------------------

2P RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund is a diversified mutual fund that, under normal market conditions, will invest at least 80% of its net assets in common stocks of companies in the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Index, which includes stock of larger, more established firms. The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600 Index. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600 Index, it may not own all of the companies in the market index and it may not own all of the companies in the same proportion to their weightings in the market index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund's investment manager (RiverSource Investments, LLC) chooses investments by:

- Attempting to replicate the S&P SmallCap 600 Index.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security continues to be included in the S&P SmallCap 600 Index.

- Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).

- A company's market weighting otherwise changes with respect to the Index.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.

The investment manager may make frequent securities trades that could result in increased fees, expenses, and taxes.

--------------------------------------------------------------------------------
                      RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS 3P

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL COMPANY RISK. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

In addition, the returns from a specific type of security (for example, small-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

--------------------------------------------------------------------------------
4P RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B and Class R4 shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares;

- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares;

- no sales charge for Class R4 shares; and

- with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period

--------------------------------------------------------------------------------

                      RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS 5P if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS A SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

              -2.39%     +11.33%    +10.53%    +5.39%     -15.40%    +37.71%    +21.47%    +6.76%     +14.29%    -0.98%
               1998       1999       2000       2001       2002       2003       2004       2005       2006       2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +20.22% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -21.10% (quarter ended Sept. 30, 1998).


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.


The Fund's Class A year-to-date return at Dec. 31, 2007 was -0.98%.


AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                                   1 YEAR    5 YEARS    10 YEARS
 RiverSource Small Company Index Fund:
   Class A
      Return before taxes                          -6.65%    +13.74%    +7.47%
      Return after taxes on distributions          -9.57%    +12.10%    +5.99%
      Return after taxes on distributions and
      sale of fund shares                          -0.72%    +11.95%    +6.10%
   Class B
      Return before taxes                          -5.51%    +14.02%    +7.20%
   Class R4
      Return before taxes                          -0.93%    +15.29%    +8.19%
 S&P SmallCap 600 Index (reflects no deduction
 for fees, expenses or taxes)                      -0.30%    +16.04%    +9.03%
 Lipper Small-Cap Core Funds Index                 +1.92%    +15.76%    +8.34%


The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

6P RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                          CLASS A    CLASS B    CLASS R4
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                       5.75%(a)   None         None
 Maximum deferred sales charge (load) imposed on sales
 (as a percentage of offering price at time of
 purchase)                                                  None        5%         None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                          CLASS A    CLASS B    CLASS R4
 Management fees                                           0.35%      0.35%       0.35%
 Distribution (12b-1) fees                                 0.25%      1.00%       0.00%
 Other expenses(b)                                         0.33%      0.34%       0.43%
 Total annual fund operating expenses                      0.93%      1.69%       0.78%
 Fee waiver/expense reimbursement                          0.16%      0.16%       0.11%
 Total annual (net) fund operating expenses(c)             0.77%      1.53%       0.67%



(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."


(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class R4, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.77% for Class A, 1.53% for Class B and 0.67% for Class R4.


--------------------------------------------------------------------------------

                      RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS 7P

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $649        $840        $1,046        $1,643
 Class B                                      $656(b)     $917(b)     $1,104(b)     $1,787(c)
 Class R4                                     $ 68        $238        $  423        $  960


(a)  Includes a 5.75% sales charge.
(b)  Includes the applicable CDSC.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class A(a)                                   $649        $840        $1,046        $1,643
 Class B                                      $156        $517        $  904        $1,787(b)
 Class R4                                     $ 68        $238        $  423        $  960


(a)  Includes a 5.75% sales charge.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk


--------------------------------------------------------------------------------
8P RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase

--------------------------------------------------------------------------------
                      RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS 9P and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.35% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


--------------------------------------------------------------------------------

10P RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

- Managed the Fund since 2001.

- Joined RiverSource Investments in 1990.

- Began investment career in 1996, becoming a quantitative analyst in 1999.

- BSB, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED JAN. 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JAN. 31, 2007 HAS BEEN AUDITED BY KPMG LLP.


--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS 11P

CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $8.40          $8.97          $8.21          $7.55          $5.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .01            .01             --             --
Net gains (losses) (both realized and
 unrealized)                               (.62)           .64           1.44           1.17           2.41
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.58)           .65           1.45           1.17           2.41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)            --             --             --             --
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.63)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.19          $8.40          $8.97          $8.21          $7.55
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $587           $835           $884           $844           $792
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .93%           .92%           .93%           .91%           .96%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .77%           .81%           .92%           .91%           .96%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .49%           .29%           .20%           .24%          (.04%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (7.64%)         7.55%         18.33%         15.42%         46.89%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.76% for the year ended Jan. 31, 2008.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

12P RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS

CLASS B



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $7.48          $8.17          $7.59          $7.07          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .00(b)          --           (.02)          (.01)          (.05)
Net gains (losses) (both realized and
 unrealized)                               (.57)           .53           1.29           1.04           2.27
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.57)           .53           1.27           1.03           2.22
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.29          $7.48          $8.17          $7.59          $7.07
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $127           $230           $353           $434           $482
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.69%          1.68%          1.70%          1.67%          1.73%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.53%          1.58%          1.68%          1.67%          1.73%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.24%)         (.47%)         (.57%)         (.53%)         (.81%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (8.40%)         6.81%         17.45%         14.48%         45.77%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 1.52% for the year ended Jan. 31, 2008.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

                     RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS 13P

CLASS R4



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $8.59          $9.12          $8.32          $7.63          $5.19
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .02            .01             --            .01
Net gains (losses) (both realized and
 unrealized)                               (.65)           .67           1.48           1.20           2.43
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.60)           .69           1.49           1.20           2.44
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)            --             --             --             --
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.63)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.36          $8.59          $9.12          $8.32          $7.63
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $8            $10            $11            $20            $15
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .78%           .75%           .76%           .74%           .79%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .67%           .64%           .75%           .74%           .79%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .59%           .46%           .36%           .42%           .13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (7.68%)         7.87%         18.57%         15.65%         47.01%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.66% for the year ended Jan. 31, 2008.


(g)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

14P RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 PROSPECTUS

RIVERSOURCE COMPLEX OF FUNDS


THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION."


BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including in certain qualified and non-qualified plans, and wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision.

--------------------------------------------------------------------------------

S-6400-4                                                                     S.1

The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

INVESTMENT OPTIONS SUMMARY

                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE(B)    FEE
-------------------------------------------------------------------------------------------------------------
Class A    Available to        Yes. Payable at    No.                        Yes.              No.
           all investors.      time of purchase.                             0.25%
                               Lower or no sales
                               charge for larger
                               investments.
-------------------------------------------------------------------------------------------------------------
Class      Available to        No. Entire         Maximum 5% CDSC during     Yes.              No.
  B(c)     all investors.      purchase price is  the first year decreasing  1.00%
                               invested in        to 0% after six years.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class C    Available to        No. Entire         1% CDSC may apply if you   Yes.              No.
           all investors.      purchase price is  sell shares within one     1.00%
                               invested in        year after purchase.
                               shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class I    Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R2   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.50%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R3   Limited to          No.                No.                        Yes.              Yes.
           qualifying                                                        0.25%             0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R4   Limited to          No.                No.                        No.               Yes.
           qualifying                                                                          0.25%
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class R5   Limited to          No.                No.                        No.               No.
           qualifying
           institutional
           investors.
-------------------------------------------------------------------------------------------------------------
Class W    Limited to          No.                No.                        Yes.              No.
           qualifying                                                        0.25%
           discretionary
           managed accounts.
-------------------------------------------------------------------------------------------------------------

(a) See "Buying and Selling Shares, Description of Share Classes, Investment Options -- Classes of Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

--------------------------------------------------------------------------------

S.2

(c)  See "Buying and Selling Shares, Sales Charges, Class B and Class
     C -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and, directly or indirectly, providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25% of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND DIRECTLY WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INSTITUTION OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES WILL BE RETAINED BY THE DISTRIBUTOR.

PLAN ADMINISTRATION FEE

Class R2, Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of assets attributable to the respective class.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

CLASS A, CLASS B AND CLASS C SHARES

New purchases of Class B shares will not be permitted if your Rights of Accumulation are $50,000 or over, and new purchases of Class C shares will not be permitted if your Rights of Accumulation are $1,000,000 or over. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on Rights of Accumulation.

--------------------------------------------------------------------------------

                                                                             S.3

Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial institution.

CLASS I SHARES.

The following eligible investors may purchase Class I shares:

- Any fund distributed by RiverSource Distributors, Inc., if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other RiverSource funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS R SHARES.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4 and Class R5 shares:

- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

- Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

- Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds).

- Bank Trusts departments.

Class R shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans.

--------------------------------------------------------------------------------

S.4

Class R shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

CLASS W SHARES.

The following eligible investors may purchase Class W shares:

- Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial institution.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

IN ADDITION, FOR CLASS I, CLASS R AND CLASS W SHARES, THE DISTRIBUTOR, IN ITS SOLE DISCRETION, MAY ACCEPT OR AUTHORIZE FINANCIAL INSTITUTIONS TO ACCEPT INVESTMENTS FROM OTHER PURCHASERS NOT LISTED ABOVE.

For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial institution through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial institution). Sales charges vary depending on the amount of your purchase.

SALES CHARGE* FOR CLASS A SHARES:

                                                                           MAXIMUM
                                 AS A % OF         AS A % OF NET     RE-ALLOWANCE AS A %
TOTAL MARKET VALUE            PURCHASE PRICE**    AMOUNT INVESTED     OF PURCHASE PRICE
----------------------------------------------------------------------------------------
 Up to $49,999                      5.75%               6.10%                5.00%
 $50,000 -- $99,999                 4.75                4.99                 4.00
 $100,000 -- $249,999               3.50                3.63                 3.00
 $250,000 -- $499,999               2.50                2.56                 2.15
 $500,000 -- $999,999               2.00                2.04                 1.75
 $1,000,000 or more                 0.00                0.00                 0.00***

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
 ** Purchase price includes the sales charge.

--------------------------------------------------------------------------------
                                                                             S.5

 ***Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group, as described below. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in determining the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;
- Investments in Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

--------------------------------------------------------------------------------
S.6

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different financial institutions, and you want to include those assets toward a reduced sales charge, you must inform your financial institution in writing about the other accounts when placing your purchase order. Contact your financial institution to determine what information is required.

Unless you provide your financial institution in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial institution. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial institution provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial institution or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

--------------------------------------------------------------------------------

                                                                             S.7

- current or retired Board members, officers or employees of RiverSource funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. (Ameriprise Financial Services) financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of financial institutions having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- retirement plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code, if those purchases are made through a broker, agent, or other financial institution.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

  - through or under a wrap fee product or other investment product sponsored by a financial institution having a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code;

  - through bank trust departments.

- shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional purchases or categories of purchases. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial institution with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial institution provide this information to the fund when placing your purchase order.

Because the current prospectus is available on riversource.com free of charge, RiverSource Investments does not separately disclose information regarding breakpoint discounts on the website.

--------------------------------------------------------------------------------

S.8

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline:

IF THE SALE IS MADE DURING THE:                      THE CDSC PERCENTAGE RATE IS:*
 First year                                                        5%
 Second year                                                       4%
 Third year                                                        4%
 Fourth year                                                       3%
 Fifth year                                                        2%
 Sixth year                                                        1%
 Seventh or eighth year                                            0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial institutions that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial institutions that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

--------------------------------------------------------------------------------

                                                                             S.9

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death;

- held in trust for an employee benefit plan; or

- held in IRAs or certain qualified plans, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

  - at least 59 1/2 years old AND

  - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

  - selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

CLASS I, CLASS R2, CLASS R3, CLASS R4, CLASS R5 AND CLASS W -- NO SALES CHARGE. For Class I, Class R2, Class R3, Class R4, Class R5 and Class W, there is no initial sales charge or CDSC.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution

--------------------------------------------------------------------------------
S.10
through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            S.11

BY MAIL (CONT.)
                    If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

BY WIRE OR ACH      Fund shares purchased in an account established and
                    maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $2,000                $1,000         $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $100           $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE*         $300                  None           $2,500                   $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.12

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                         FOR ALL FUNDS,
                         CLASSES AND
                         ACCOUNTS EXCEPT
                         THOSE LISTED TO THE   TAX QUALIFIED  RIVERSOURCE DISCIPLINED
                         RIGHT (NONQUALIFIED)  ACCOUNTS       SMALL CAP VALUE FUND     CLASS W
----------------------------------------------------------------------------------------------
INITIAL INVESTMENT       $100                  $100           $5,000                   $500
----------------------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS   $100                  $50            $100                     None
----------------------------------------------------------------------------------------------
ACCOUNT BALANCE**        None                  None           $2,500                   $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to ten days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.13

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S.14

BY MAIL (CONT.)

                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.

                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            S.15

BY WIRE OR ACH
(CONT.)
                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

--------------------------------------------------------------------------------

S.16

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar authorized financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the new fund.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

--------------------------------------------------------------------------------

                                                                            S.17

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it.

- Shares of the new fund may not be used on the same day for another exchange or sale.

- Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the sale proceeds to purchase new shares in the same account, fund and class from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV, up to the amount of the sale proceeds, instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. In order for you to take advantage of this repurchase waiver, you must notify your financial institution within 90 days of the date your sale request was processed. Contact your financial institution for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

--------------------------------------------------------------------------------

S.18

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The RiverSource funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends, which are non-qualified dividends interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each

--------------------------------------------------------------------------------
                                                                            S.19
realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable, however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).


You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91(st) day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91(st) day after the day of purchase, you may not be able to include the sales charge in your calculation of


--------------------------------------------------------------------------------

S.20
tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

--------------------------------------------------------------------------------

                                                                            S.21

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association or The Bank of New York provide custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares:
Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the

--------------------------------------------------------------------------------
S.22
transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or

--------------------------------------------------------------------------------
                                                                            S.23
indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated

--------------------------------------------------------------------------------

S.24
broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated

--------------------------------------------------------------------------------

                                                                            S.25
subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

AFFILIATED PRODUCTS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds) and to discretionary managed accounts (collectively referred to as "affiliated products"). A fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time or through other measures, a fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of a fund, a redemption by one or more affiliated product could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business

--------------------------------------------------------------------------------
S.26
activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

                                                                            S.27

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #811-5897

TICKER SYMBOL
Class A: ISIAX     Class B: ISIBX     Class R4: ISCYX


(RIVERSOURCE INVESTMENTS LOGO)                                S-6357-99 U (3/08)

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)


RIVERSOURCE

S&P 500 INDEX FUND


PROSPECTUS MARCH 31, 2008

RIVERSOURCE S&P 500 INDEX FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL APPRECIATION.

Classes D and E

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUND....................................................      3P
Objective...................................................      3p
Principal Investment Strategies.............................      3p
Principal Risks.............................................      4p
Past Performance............................................      5p
Fees and Expenses...........................................      8p
Other Investment Strategies and Risks.......................      9p
Fund Management and Compensation............................     11p
FINANCIAL HIGHLIGHTS........................................     12P
BUYING AND SELLING SHARES...................................     S.1
Description of Share Classes................................     S.2
   Investment Options -- Classes of Shares .................     S.2
   Opening an Account.......................................     S.3
Exchanging or Selling Shares................................     S.6
   Exchanges................................................     S.9
   Selling Shares...........................................    S.10
VALUING FUND SHARES.........................................    S.10
DISTRIBUTIONS AND TAXES.....................................    S.11
GENERAL INFORMATION.........................................    S.12



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle". These funds share the same Board of Directors/Trustees, and the same policies and procedures including those set forth in the service section. RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated insurance companies. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


--------------------------------------------------------------------------------

2P RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS

THE FUND

OBJECTIVE


RiverSource S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and the S&P 500 to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500's performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

--------------------------------------------------------------------------------
                            RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS 3P

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The security continues to be included in the index.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

- A company's market weighting otherwise changes with respect to the index.

- Timing of cash flows in and out of the Fund require the investment manager to sell a security.


For more information on investment strategies and the index, please refer to the SAI. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

--------------------------------------------------------------------------------

4P RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS

TRACKING ERROR RISK. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class D share information is shown in the bar chart.

Table. The table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

--------------------------------------------------------------------------------

                            RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS 5P

AFTER-TAX RETURNS

After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
                           CLASS D SHARE PERFORMANCE
                           (BASED ON CALENDAR YEARS)

                                  (BAR CHART)

                                    -10.04%    -12.42%    -22.59%    +27.81%    +10.23%    +4.14%     +15.21%    +4.77%
                                     2000       2001       2002       2003       2004       2005       2006       2007


During the periods shown in the bar chart, the highest return for a calendar quarter was +15.20% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.23% (quarter ended Sept. 30, 2002).


The performance of Class E may vary from that shown because of differences in expenses.


The Fund's Class D year-to-date return at Dec. 31, 2007 was +4.77%.


--------------------------------------------------------------------------------

6P RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2007)



                                                                      SINCE
                                                                    INCEPTION
                                              1 YEAR   5 YEARS   (CLASSES D & E)
 RiverSource S&P 500 Index Fund:
   Class D
      Return before taxes                     +4.77%   +12.11%       +2.54%(a)
      Return after taxes on distributions     +3.08%   +11.39%       +2.02%(a)
      Return after taxes on distributions
      and sale of fund shares                 +4.65%   +10.32%       +1.95%(a)
   Class E
      Return before taxes                     +5.20%   +12.36%       +2.83%(a)
 S&P 500 Index (reflects no deduction for
 fees, expenses or taxes)                     +5.49%   +12.83%       +2.59%(b)
 Lipper S&P 500 Objective Funds Index         +5.25%   +12.53%       +2.31%(b)


(a)  Inception date is Oct. 25, 1999.
(b)  Measurement period started Nov. 1, 1999.

S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

                            RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS 7P

FEES AND EXPENSES


Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                CLASS D    CLASS E
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)(a)                            0%         0%
 Annual account fee
 (for accounts under $10,000)                                     $10        $10

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:
                                                                CLASS D    CLASS E
 Management fees                                                 0.22%       0.22%
 Distribution (12b-1) fees                                       0.25%       0.00%
 Other expenses(b)                                               0.21%       0.34%
 Total annual fund operating expenses                            0.68%       0.56%
 Fee waiver/expense reimbursement                                0.09%       0.18%
 Total annual (net) fund operating expenses(c)                   0.59%       0.38%



(a) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.


(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class E, a plan administration services fee. Other expenses may also include fees and expenses of affiliated and unaffiliated funds (acquired funds) which the Fund indirectly bears when it invests in the acquired funds. The impact of these acquired funds fees and expenses for the most recent fiscal period was less than 0.01%. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.59% for Class D and 0.38% for Class E.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
 Class D                                      $60         $209         $370          $842
 Class E                                      $39         $161         $295          $687


--------------------------------------------------------------------------------

8P RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS


Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds") ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses. Although ETFs are designed to replicate the price and yield of a specified market index, there is no guarantee that an ETF will track its specified market index, which may result in a loss. Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to the principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.


--------------------------------------------------------------------------------

                            RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS 9P

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated money market fund. See "Cash Reserves" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."


Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------

10P RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.22% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual or semiannual shareholder report.


Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

- Managed the Fund since 2001.

- Joined RiverSource Investments in 1990.

- Began investment career in 1996, becoming a quantitative analyst in 1999.

- BSB, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

--------------------------------------------------------------------------------

                           RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS 11P

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR THE FISCAL YEAR ENDED JAN. 31, 2008 HAS BEEN DERIVED FROM THE FINANCIAL STATEMENTS AUDITED BY ERNST & YOUNG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE ANNUAL REPORT WHICH, IF NOT INCLUDED WITH THIS PROSPECTUS, IS AVAILABLE UPON REQUEST. THE INFORMATION FOR THE PERIODS ENDED ON OR BEFORE JAN. 31, 2007 HAS BEEN AUDITED BY KPMG LLP.



CLASS D



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.54          $4.92          $4.55          $4.38          $3.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .08            .07            .07            .04
Net gains (losses) (both realized and
 unrealized)                               (.21)           .61            .36            .17           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.13)           .69            .43            .24           1.11
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.07)          (.06)          (.07)          (.04)
Distributions from realized gains          (.43)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.51)          (.07)          (.06)          (.07)          (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.90          $5.54          $4.92          $4.55          $4.38
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $48            $57            $63            $69            $70
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .68%           .79%           .85%           .82%           .69%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(e)           .59%           .59%           .62%           .62%           .64%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.43%          1.40%          1.26%          1.41%          1.13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      4%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                             (2.89%)        14.05%          9.56%          5.43%         33.72%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earning and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


--------------------------------------------------------------------------------

12P RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS

CLASS E



PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.56          $4.95          $4.57          $4.39          $3.32
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)         .09            .08            .08            .05
Net gains (losses) (both realized and
 unrealized)                               (.22)           .60            .38            .18           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.12)           .69            .46            .26           1.12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.08)          (.08)          (.08)          (.05)
Distributions from realized gains          (.43)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.52)          (.08)          (.08)          (.08)          (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.92          $5.56          $4.95          $4.57          $4.39
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $165           $241           $218           $301           $398
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .56%           .56%           .60%           .56%           .44%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(e)           .36%           .34%           .37%           .38%           .39%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.67%          1.64%          1.52%          1.64%          1.37%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      4%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                             (2.64%)        14.05%         10.03%          5.90%         33.91%
-----------------------------------------------------------------------------------------------------------



(a)  For a share outstanding throughout the period. Rounded to the nearest cent.


(b) Per share amount has been calculated using the average shares outstanding method.


(c) Expense ratio is before reduction of earning and bank fee credits on cash balances.


(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.


(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).


--------------------------------------------------------------------------------

                           RIVERSOURCE S&P 500 INDEX FUND -- 2008 PROSPECTUS 13P

RIVERSOURCE COMPLEX OF FUNDS

THE RIVERSOURCE COMPLEX OF FUNDS INCLUDES FUNDS BRANDED "RIVERSOURCE," "RIVERSOURCE PARTNERS," AND "THREADNEEDLE" (EACH INDIVIDUALLY A "FUND" OR A "RIVERSOURCE FUND" AND COLLECTIVELY THE "FUNDS" OR THE "RIVERSOURCE FUNDS"). THESE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD"), AND THE SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THIS SERVICE SECTION. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL RIVERSOURCE FUNDS (INCLUDING "THREADNEEDLE" OR "RIVERSOURCE PARTNERS" BRANDED FUNDS), OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION."

BUYING AND SELLING SHARES

The RiverSource funds are generally available directly and through broker-dealers, banks, and other financial intermediaries or institutions (financial institutions), including in certain qualified and non-qualified plans, and wrap fee products or other investment products sponsored by financial institutions. THESE FINANCIAL INSTITUTIONS MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial institutions through which your shares of the fund(s) are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial institution through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial institutions to carry out its obligations to its customers.

--------------------------------------------------------------------------------

S.1                                                                     S-6400-5

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The RiverSource funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial institution can help you with this decision. The following table shows the key features of each share class. (THE COVER OF THIS PROSPECTUS INDICATES WHICH SHARE CLASSES ARE CURRENTLY OFFERED FOR THIS FUND.)

INVESTMENT OPTIONS SUMMARY


                                                  CONTINGENT                                   PLAN
                               INITIAL            DEFERRED SALES             DISTRIBUTION AND  ADMINISTRATION
           AVAILABILITY(A)     SALES CHARGE       CHARGE (CDSC)              SERVICE FEE       FEE
-------------------------------------------------------------------------------------------------------------
Class D    Through wrap fee    No. Entire         No.                        Yes.(b)           No.
           programs or other   purchase price is                             0.25%
           investment          invested in
           products.           shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------
Class E    Limited to          No. Entire         No.                        No.               Yes.
           qualified           purchase price is                                               0.15%
           institutional       invested in
           investors.          shares of the
                               fund.
-------------------------------------------------------------------------------------------------------------



(a) See "Buying and Selling Shares, Description of Share Classes, Investment Options -- Classes of Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.

(b) For Class D shares, the fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class D shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and, directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund or provide services to fund shareholders. Financial institutions receive fees up to 0.25% of the average daily net assets of Class D shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

--------------------------------------------------------------------------------

                                                                             S.2

PLAN ADMINISTRATION FEE

Class E shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee is equal on an annual basis to 0.15% of assets attributable to the class.


DETERMINING WHICH CLASS OF SHARES TO PURCHASE



CLASS D SHARES.



Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Shares originally purchased in a wrap account may continue to be held in Class D outside of a wrap account, but no additional Class D purchases may be made.


CLASS E SHARES.


Class E shares are sold without a sales charge or 12b-1 fee to qualifying institutional investors. The following eligible institutional investors may purchase Class E shares:


- Qualified employee benefit plans.

- Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

- Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

- State sponsored college savings plans established under Section 529 of the Internal Revenue Code.


- Health Savings Accounts (HSAs) created pursuant to public law 108-173.


The distributor, in its sole discretion, may accept purchases from other investors.

For more information, see the SAI.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the financial institution through which you are investing in the fund may not be able to open an account for you. If the financial institution through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial institution.

--------------------------------------------------------------------------------

S.3

You may establish and maintain your account with an authorized financial institution or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts maintained by the fund will be supported by the fund's transfer agent.

METHODS OF PURCHASING SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        The financial institution through which you buy shares may have different policies not described in this prospectus,
                    including different minimum investment amounts and minimum account balances.
--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND


BY MAIL You or the financial institution through which you buy shares may establish an account directly with the fund. To establish an account in this fashion, complete a RiverSource funds account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or may be requested by calling (888) 791-3380. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.


                    Mail your check and completed application to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             S.4

BY WIRE OR ACH      Fund shares purchased in an account established and
                    maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (888) 791-3380 to notify the fund's transfer agent of the wire and to receive further instructions.

                    If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY EXCHANGE         Call (888) 791-3380 or send signed written instructions to the address above.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                 FOR ALL ACCOUNTS EXCEPT
                                 THOSE LISTED TO THE RIGHT  TAX QUALIFIED
                                 (NONQUALIFIED)             ACCOUNTS
---------------------------------------------------------------------------------
INITIAL INVESTMENT               $2,000                     $1,000
---------------------------------------------------------------------------------
ADDITIONAL
   INVESTMENTS                   $500                       $500
---------------------------------------------------------------------------------
ACCOUNT BALANCE*                 $1,000                     $500

 * If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.
--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                 FOR ALL ACCOUNTS EXCEPT
                                 THOSE LISTED TO THE RIGHT  TAX QUALIFIED
                                 (NONQUALIFIED)             ACCOUNTS
---------------------------------------------------------------------------------
INITIAL INVESTMENT               $2,000                     $1,000
---------------------------------------------------------------------------------
ADDITIONAL
   INVESTMENTS                   $100                       $100
---------------------------------------------------------------------------------
ACCOUNT BALANCE**                $1,000                     $500

** If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.5

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

MINIMUM BALANCE ACCOUNT REQUIREMENTS AND ANNUAL ACCOUNT FEE

The Fund reserves the right to sell your shares if, for any reason, including market decline, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level.

An annual account fee of $10 may be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial institution for information regarding wire or electronic funds transfer.

IMPORTANT: Payments sent by electronic fund transfers (ACH), bank authorization or check that are not guaranteed may take up to ten days to clear. If you request a sale within 10 days of purchase, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial institution process your transaction. If your account is maintained directly with your financial institution, you must contact that financial institution to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INSTITUTION

ALL REQUESTS        You can exchange or sell shares by having your financial
                    institution process your transaction. The financial
                    institution through which you purchased shares may have
                    different policies not described in this prospectus,
                    including different transaction limits, exchange policies
                    and sale procedures.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                             S.6

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL             Mail your exchange or sale request to:

                    REGULAR MAIL   RIVERSOURCE FUNDS
                                   P.O. BOX 8041
                                   BOSTON, MA 02266-8041

                    EXPRESS MAIL   RIVERSOURCE FUNDS
                                   C/O BFDS
                                   30 DAN ROAD
                                   CANTON, MA 02021-2809

                    Include in your letter:

                    - your name

                    - the name of the fund(s)

                    - your account number

                    - the class of shares to be exchanged or sold

                    - your Social Security number or Employer Identification
                      number

                    - the dollar amount or number of shares you want to exchange or sell

                    - specific instructions regarding delivery or exchange
                      destination

                    - signature(s) of registered account owner(s)

                    - any special documents the transfer agent may require in
                      order to process your order

                    Corporate, trust or partnership accounts may need to send additional documents.

                    Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                    A Medallion Signature Guarantee is required if:

                    - Amount is over $50,000.

                    - You want your check made payable to someone other than
                      yourself.

                    - Your address has changed within the last 30 days.

                    - You want the check mailed to an address other than the
                      address of record.

                    - You want the proceeds sent to a bank account not on file.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

S.7

BY MAIL (CONT.)
                    - You are the beneficiary of the account and the account
                      owner is deceased (additional documents may be required).

                    A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial institution providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

                    NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------

BY TELEPHONE        Call (888) 791-3380. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.
                    Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                    Payment will be mailed to the address of record and made payable to the names listed on the account.

                    Telephone sale requests are limited to $100,000 per day.
--------------------------------------------------------------------------------

BY WIRE OR ACH      You can wire money from your fund account to your bank
                    account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                    Call (888) 791-3380 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                    A service fee may be charged against your account for each wire sent.

                    Minimum amount: $100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             S.8

BY WIRE OR ACH
(CONT.)
                    Your bank or financial institution may charge additional fees for wire transactions.
--------------------------------------------------------------------------------

BY SCHEDULED
PAYOUT PLAN         You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more
                    information.
--------------------------------------------------------------------------------

EXCHANGES

Exchanges currently are not allowed into or out of the fund.

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of the fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial institutions in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

--------------------------------------------------------------------------------

S.9

- The fund may rely on the monitoring policy of a financial institution, for example, a retirement plan administrator or similar financial institution authorized to distribute the funds, if it determines the policy and procedures of such financial institutions are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.

SELLING SHARES

There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares sold within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

VALUING FUND SHARES

The public offering price is the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, contact your financial institution.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved

--------------------------------------------------------------------------------

                                                                            S.10
and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends, which are non-qualified dividends interest income and short-term capital gains. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable, however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses.

--------------------------------------------------------------------------------

S.11

These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless you request distributions in cash. The financial institution through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, a sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding penalties and reporting requirements. Please consult your tax advisor.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial institution to determine the availability of the RiverSource funds. RiverSource funds may only be purchased or sold directly or through financial institutions authorized by the distributor to offer the RiverSource funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE FUNDS. If you set up an account at a financial institution that does not have, and is unable to obtain, a selling agreement with the distributor of the RiverSource funds, you will not be able to transfer RiverSource fund holdings to that account. In that event, you must

--------------------------------------------------------------------------------

                                                                            S.12
either maintain your RiverSource fund holdings with your current financial institution, find another financial institution with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association or The Bank of New York provide custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor re-allows the remainder of these fees (or the full fee) to the financial institutions that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these

--------------------------------------------------------------------------------

S.13
transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial institutions that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution's organization, and may provide the distributor and its affiliates with preferred access to the financial institution's registered representatives or preferred access to the financial institution's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution's pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees

--------------------------------------------------------------------------------
                                                                            S.14
may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one type of fund may warrant a greater or lesser amount of payments than purchases of another type of fund. Additionally, sale and maintenance of shares on a retail basis may result in a greater or lesser amount of payments than for the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated

--------------------------------------------------------------------------------

S.15
broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution. The SAI contains additional detail regarding payments made by the distributor to financial institutions.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated

--------------------------------------------------------------------------------

                                                                            S.16
subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

CASH RESERVES. A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

S.17

RiverSource Funds can be purchased from authorized financial institutions. The fund can be found under the "RiverSource" banner in most mutual fund quotations.


Additional information about the fund and its investments is available in the fund's SAI, and annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Funds or your financial institution. To make a shareholder inquiry, contact the financial institution through whom you purchased the fund.

RiverSource Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(888) 791-3380

RiverSource Funds information available at RiverSource Investments website address:
riversource.com/funds


You may review and copy information about the fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.


Investment Company Act File #811-5897

TICKER SYMBOL
Class D: ADIDX     Class E: ADIEX


(RIVERSOURCE INVESTMENTS LOGO)                                S-6434-99 N (3/08)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 31, 2008





RIVERSOURCE BOND SERIES, INC.
  RiverSource Floating Rate Fund
  RiverSource Income Opportunities Fund
  RiverSource Inflation Protected Securities
     Fund
  RiverSource Limited Duration Bond Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
  RiverSource California Tax-Exempt Fund
RIVERSOURCE DIMENSIONS SERIES, INC.
  RiverSource Disciplined Small and Mid Cap
     Equity Fund
  RiverSource Disciplined Small Cap Value Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
  RiverSource Diversified Bond Fund
RIVERSOURCE EQUITY SERIES, INC.
  RiverSource Mid Cap Growth Fund
RIVERSOURCE GLOBAL SERIES, INC.
  RiverSource Absolute Return Currency and
     Income Fund
  RiverSource Emerging Markets Bond Fund
  RiverSource Global Bond Fund
  RiverSource Global Technology Fund
  Threadneedle Emerging Markets Fund
  Threadneedle Global Equity Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
  RiverSource Short Duration U.S. Government
     Fund
  RiverSource U.S. Government Mortgage Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
  RiverSource High Yield Bond Fund
RIVERSOURCE INCOME SERIES, INC.
  RiverSource Income Builder Basic Income Fund
  RiverSource Income Builder Enhanced Income
     Fund
  RiverSource Income Builder Moderate Income
     Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,
  INC.
  RiverSource Partners International Select
     Growth Fund
  RiverSource Partners International Select
     Value Fund
  RiverSource Partners International Small Cap
     Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.
  RiverSource Disciplined International Equity
     Fund
  Threadneedle European Equity Fund
  Threadneedle International Opportunity Fund
RIVERSOURCE INVESTMENT SERIES, INC.
  RiverSource Balanced Fund
  RiverSource Disciplined Large Cap Growth
     Fund
  RiverSource Diversified Equity Income Fund
  RiverSource Mid Cap Value Fund
RIVERSOURCE LARGE CAP SERIES, INC.
  RiverSource Disciplined Equity Fund
  RiverSource Growth Fund
  RiverSource Large Cap Equity Fund
  RiverSource Large Cap Value Fund
RIVERSOURCE MANAGERS SERIES, INC.
  RiverSource Partners Aggressive Growth Fund
  RiverSource Partners Fundamental Value Fund
  RiverSource Partners Select Value Fund
  RiverSource Partners Small Cap Equity Fund
  RiverSource Partners Small Cap Value Fund
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
  RiverSource Portfolio Builder Aggressive
     Fund
  RiverSource Portfolio Builder Conservative
     Fund
  RiverSource Portfolio Builder Moderate
     Aggressive Fund
  RiverSource Portfolio Builder Moderate
     Conservative Fund
  RiverSource Portfolio Builder Moderate Fund
  RiverSource Portfolio Builder Total Equity
     Fund
  RiverSource S&P 500 Index Fund
  RiverSource Small Company Index Fund
RIVERSOURCE MONEY MARKET SERIES, INC.
  RiverSource Cash Management Fund
RIVERSOURCE SECTOR SERIES, INC.
  RiverSource Dividend Opportunity Fund
  RiverSource Real Estate Fund
RIVERSOURCE SELECTED SERIES, INC.
  RiverSource Precious Metals and Mining Fund
RIVERSOURCE SERIES TRUST
  RiverSource Retirement Plus(SM) 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
  RiverSource Minnesota Tax-Exempt Fund
  RiverSource New York Tax-Exempt Fund
RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
  RiverSource Strategic Allocation Fund
  RiverSource Strategic Income Allocation Fund
RIVERSOURCE STRATEGY SERIES, INC.
  RiverSource Equity Value Fund
  RiverSource Partners Small Cap Growth Fund
  RiverSource Small Cap Advantage Fund
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
  RiverSource Tax-Exempt High Income Fund
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,
  INC.
  RiverSource Tax-Exempt Money Market Fund
RIVERSOURCE TAX-EXEMPT SERIES, INC.
  RiverSource Intermediate Tax-Exempt Fund
  RiverSource Tax-Exempt Bond Fund




This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors/Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below, or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..............................    p. 6
Investment Strategies and Types of Investments..................................   p. 11
Information Regarding Risks and Investment Strategies...........................   p. 13
Securities Transactions.........................................................   p. 36
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 49
Valuing Fund Shares.............................................................   p. 53
Portfolio Holdings Disclosure...................................................   p. 63
Proxy Voting....................................................................   p. 64
Investing in a Fund.............................................................   p. 67
Selling Shares..................................................................   p. 71
Pay-out Plans...................................................................   p. 71
Capital Loss Carryover..........................................................   p. 72
Taxes...........................................................................   p. 75
Service Providers...............................................................   p. 80
  Investment Management Services................................................   p. 80
  Administrative Services.......................................................  p. 126
  Transfer Agency Services......................................................  p. 130
  Plan Administration Services..................................................  p. 131
  Distribution Services.........................................................  p. 131
  Plan and Agreement of Distribution............................................  p. 134
  Payments to Financial Institutions............................................  p. 137
  Custodian Services............................................................  p. 138
  Board Services Corporation....................................................  p. 138
Organizational Information......................................................  p. 139
Board Members and Officers......................................................  p. 145
Control Persons and Principal Holders of Securities.............................  p. 156
Information Regarding Pending and Settled Legal Proceedings.....................  p. 172
Independent Registered Public Accounting Firm...................................  p. 172
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B: State Risk Factors..................................................  p. B-1
Appendix C: Additional Information about the S&P 500 Index......................  p. C-1






Statement of Additional Information - March 31, 2008                      Page 2




LIST OF TABLES

1.    Fund Fiscal Year Ends, Prospectus Date and Investment Categories.............    p. 4
2.    Fundamental Policies.........................................................    p. 6
3.    Investment Strategies and Types of Investments...............................   p. 11
4.    Total Brokerage Commissions..................................................   p. 38
5.    Brokerage Directed for Research and Turnover Rates...........................   p. 41
6.    Securities of Regular Brokers or Dealers.....................................   p. 44
7.    Brokerage Commissions Paid to Investment Manager or Affiliates...............   p. 49
8.    Valuing Fund Shares..........................................................   p. 53
9.    Class A Sales Charge.........................................................   p. 67
10.   Public Offering Price........................................................   p. 68
11.   Capital Loss Carryover.......................................................   p. 72
12.   Corporate Deduction and Qualified Dividend Income............................   p. 75
13.   Investment Management Services Agreement Fee Schedule........................   p. 80
14.   Lipper Indexes...............................................................   p. 88
15.   Performance Incentive Adjustment Calculation.................................   p. 89
16.   Management Fees and Nonadvisory Expenses.....................................   p. 90
17.   Subadvisers and Subadvisory Agreement Fee Schedules..........................   p. 93
18.   Subadvisory Fees.............................................................   p. 96
19.   Portfolio Managers...........................................................   p. 98
20.   Administrative Services Agreement Fee Schedule...............................  p. 126
21.   Administrative Fees..........................................................  p. 128
22.   Sales Charges Paid to Distributor............................................  p. 131
23.   12b-1 Fees...................................................................  p. 135
24.   Fund History Table for RiverSource Funds.....................................  p. 140
25.   Board Members................................................................  p. 145
26.   Fund Officers................................................................  p. 146
27.   Committee Meetings...........................................................  p. 148
28.   Board Member Holdings........................................................  p. 148
29.   Board Member Compensation -- All Funds.......................................  p. 151
30.   Supplemental Board Member Retirement Benefits -- All Funds...................  p. 152
31.   Board Member Compensation -- Individual Funds................................  p. 152
32.   Control Persons and Principal Holders of Securities..........................  p. 157






Statement of Additional Information - March 31, 2008                      Page 3




   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES

FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY*
---------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income           October 31        Dec. 28, 2007     Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Balanced                                      September 30      Nov. 29, 2007     Balanced

---------------------------------------------------------------------------------------------------------------
California Tax-Exempt                         August 31**       Oct. 30, 2007     State tax-exempt fixed income

---------------------------------------------------------------------------------------------------------------
Cash Management                               July 31           Sept. 28, 2007    Taxable money market

---------------------------------------------------------------------------------------------------------------
Disciplined Equity                            July 31           Sept. 28, 2007    Equity

---------------------------------------------------------------------------------------------------------------
Disciplined International Equity              October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                  September 30      Nov. 29, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity          July 31           Sept. 28, 2007    Equity

---------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                   July 31           Sept. 28, 2007    Equity

---------------------------------------------------------------------------------------------------------------
Diversified Bond                              August 31         Oct. 30, 2007     Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     September 30      Nov. 29, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Dividend Opportunity                          June 30           Aug. 29, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                         October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Equity Value                                  March 31          May 30, 2007      Equity

---------------------------------------------------------------------------------------------------------------
Floating Rate                                 July 31           Sept. 28, 2007    Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Global Bond                                   October 31        Dec. 28, 2007     Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Global Technology                             October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Growth                                        July 31           Sept. 28, 2007    Equity

---------------------------------------------------------------------------------------------------------------
High Yield Bond                               May 31            July 30, 2007     Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                   January 31***     March 31, 2008    Funds-of-funds - fixed income

---------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                January 31***     March 31, 2008    Funds-of-funds - fixed income

---------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                January 31***     March 31, 2008    Funds-of-funds - fixed income

---------------------------------------------------------------------------------------------------------------
Income Opportunities                          July 31           Sept. 28, 2007    Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                July 31           Sept. 28, 2007    Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       November 30       Jan. 29, 2008     Tax-exempt fixed income

---------------------------------------------------------------------------------------------------------------
Large Cap Equity                              July 31           Sept. 28, 2007    Equity

---------------------------------------------------------------------------------------------------------------
Large Cap Value                               July 31           Sept. 28, 2007    Equity

---------------------------------------------------------------------------------------------------------------
Limited Duration Bond                         July 31           Sept. 28, 2007    Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                November 30       Jan. 29, 2008     Equity

---------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 September 30      Nov. 29, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                          August 31**       Oct. 30, 2007     State tax-exempt fixed income

---------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                           August 31**       Oct. 30, 2007     State tax-exempt fixed income

---------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                    May 31            July 30, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                    May 31            July 30, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Partners International Select Growth          October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Partners International Select Value           October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Partners International Small Cap              October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Partners Select Value                         May 31            July 30, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                     May 31            July 30, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                     March 31          May 30, 2007      Equity

---------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                      May 31            July 30, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                  January 31        March 31, 2008    Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                January 31        March 31, 2008    Funds-of-funds - fixed income

---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                    January 31        March 31, 2008    Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive         January 31        March 31, 2008    Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative       January 31        March 31, 2008    Funds-of-funds - fixed income

---------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                January 31        March 31, 2008    Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                    March 31          May 30, 2007      Equity

---------------------------------------------------------------------------------------------------------------
Real Estate                                   June 30           Aug. 29, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                      Page 4





FUND                                          FISCAL YEAR END   PROSPECTUS DATE   FUND INVESTMENT CATEGORY*
---------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                          April 30          June 29, 2007     Funds-of-funds - equity

---------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 January 31        March 31, 2008    Equity

---------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                May 31            July 30, 2007     Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           March 31          May 30, 2007      Equity

---------------------------------------------------------------------------------------------------------------
Small Company Index                           January 31        March 31, 2008    Equity

---------------------------------------------------------------------------------------------------------------
Strategic Allocation                          September 30      Nov. 29, 2007     Balanced

---------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                   September 30      Nov. 29, 2007     Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               November 30       Jan. 29, 2008     Tax-exempt fixed income

---------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                        November 30       Jan. 29, 2008     Tax-exempt fixed income

---------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                       December 31       Feb. 29, 2008     Tax-exempt money market

---------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                 October 31        Dec. 28, 2007     Taxable fixed income

---------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                  October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                    October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity        October 31        Dec. 28, 2007     Equity

---------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                      May 31            July 30, 2007     Taxable fixed income
---------------------------------------------------------------------------------------------------------------




    * The taxable fixed income fund investment category includes Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.


   ** The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For
      2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.



  *** The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.




Statement of Additional Information - March 31, 2008                      Page 5




FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDS-OF-FUNDS
Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Issue senior securities, except as permitted under the 1940 Act.

ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

    - Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Absolute Return Currency and      A1           B1           --           --           E7           --
Income
--------------------------------------------------------------------------------------------------------------
Balanced                          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
California Tax-Exempt             A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Cash Management                   A3           A3           C1           D1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Equity                A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined International Equity  A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                      Page 6





                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth      A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap     A1           B4           C1           D1           E1           --
Equity
--------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       A1           B4           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Bond                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Diversified Equity Income         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Dividend Opportunity              A1           B1           C1           D1           --
--------------------------------------------------------------------------------------------------------------
Emerging Markets Bond             A1           B4           --           --           E5           --
--------------------------------------------------------------------------------------------------------------
Equity Value                      A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Floating Rate                     A1           B4           C1           D1           E6           --
--------------------------------------------------------------------------------------------------------------
Global Bond                       A1           B1           C1           --           E1           --
--------------------------------------------------------------------------------------------------------------
Global Technology                 A1           B1           --
--------------------------------------------------------------------------------------------------------------
Growth                            A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
High Yield Bond                   A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Income Builder Basic Income*      A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income*   A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income*   A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Income Opportunities              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Inflation Protected Securities    A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt           A1           B1           C1           D1           --           F3(i)
--------------------------------------------------------------------------------------------------------------
Large Cap Equity                  A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Large Cap Value                   A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Limited Duration Bond             A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth                    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt              A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
New York Tax-Exempt               A1           B1           --           --           --           F1
--------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Fundamental Value        A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners International Select     A1           B3           C1           D1           E1           --
Growth
--------------------------------------------------------------------------------------------------------------
Partners International Select     A1           B3           C1           D1           E1           --
  Value
--------------------------------------------------------------------------------------------------------------
Partners International Small Cap  A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Select Value             A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity         A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth         A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Value          A1           B3           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive*     A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative*   A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*       A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        A1           B1           C1           D1           E2           --
Aggressive*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate        A1           B1           C1           D1           E2           --
Conservative*
--------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity*   A1           B1           C1           D1           E2           --
--------------------------------------------------------------------------------------------------------------
Precious Metals and Mining        A1           B1(ii)       --           --           E3           --
--------------------------------------------------------------------------------------------------------------
Real Estate                       A1           B1           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                      Page 7





                                                                 C            D            E
                                                              BUY MORE   INVEST MORE  CONCENTRATE
                                       A            B           THAN         THAN          IN           F
                                  BUY OR SELL  BUY OR SELL   10% OF AN     5% IN AN     ANY ONE    INVEST LESS
FUND                              REAL ESTATE  COMMODITIES     ISSUER       ISSUER      INDUSTRY     THAN 80%
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*             A1           B4           --           --           E2           --
--------------------------------------------------------------------------------------------------------------
S&P 500 Index                     A1           B1           --           --           E4           --
--------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government    A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Cap Advantage               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Small Company Index               A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Allocation              A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Strategic Income Allocation       A1           B3           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                   A1           B1           C1           D1           --           F3(iii)
--------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income            A1           B1           C1           D1           --           F2
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market           A2           B2           C1           D1           --           F3
--------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      A1           B1           --           --           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity        A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------
Threadneedle International        A1           B1           C1           D1           E1           --
  Opportunity
--------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage          A1           B1           C1           D1           E1           --
--------------------------------------------------------------------------------------------------------------




    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.
  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

   A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 -   The fund will not invest in commodities or commodity contracts.

   B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.



Statement of Additional Information - March 31, 2008                      Page 8




C. BUY MORE THAN 10% OF AN ISSUER

   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

E. CONCENTRATE
   E1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
          (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

   E3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

   E4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

   E5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

   E6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

   E7 - Concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

F. INVEST LESS THAN 80%
   F1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

   F2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

   F3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.



Statement of Additional Information - March 31, 2008                      Page 9




FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR MONEY MARKET FUNDS:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

ADDITIONALLY, REGARDING LIMITING INVESTMENTS IN FOREIGN SECURITIES:


FOR BALANCED, DISCIPLINED EQUITY, DISCIPLINED LARGE CAP GROWTH, DISCIPLINED SMALL AND MID CAP EQUITY, DISCIPLINED SMALL CAP VALUE, DIVERSIFIED BOND, DIVERSIFIED EQUITY INCOME, DIVIDEND OPPORTUNITY, EQUITY VALUE, FLOATING RATE, GROWTH, HIGH YIELD BOND, INCOME OPPORTUNITIES, INFLATION PROTECTED SECURITIES, LARGE CAP EQUITY, LARGE CAP VALUE, LIMITED DURATION BOND, MID CAP GROWTH, MID CAP VALUE, PARTNERS AGGRESSIVE GROWTH, PARTNERS FUNDAMENTAL VALUE, PARTNERS SELECT VALUE, PARTNERS SMALL CAP EQUITY, PARTNERS SMALL CAP GROWTH, PARTNERS SMALL CAP VALUE, REAL ESTATE, AND SMALL CAP ADVANTAGE:

    - Up to 25% of the fund's net assets may be invested in foreign investments.

FOR PRECIOUS METALS AND MINING:
    - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

FOR SHORT DURATION U.S. GOVERNMENT AND U.S. GOVERNMENT MORTGAGE:
    - Up to 20% of the fund's net assets may be invested in foreign investments.

FOR STRATEGIC ALLOCATION:
    - The fund may invest its total assets, up to 50%, in foreign investments.



Statement of Additional Information - March 31, 2008                     Page 10




INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Agency and government securities           -        -            -            -        -          -           -            -

---------------------------------------------------------------------------------------------------------------------------------
Borrowing                                  -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments              -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations            -       - A           -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Commercial paper                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Common stock                               -        -            -           - B       --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Convertible securities                     -        -            -           - C       --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                            -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Debt obligations                           -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                        -        -            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Derivative instruments
(including options and futures)            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                      -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                        -       --            -            -        --        --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions              -        -            -            -        --        --           -
---------------------------------------------------------------------------------------------------------------------------------
Foreign securities                         -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Funding agreements                         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk
bonds)                                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities         -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Indexed securities                         -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities             -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                           -        D            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Investment companies                       -        -            -            -        -         --          --           --
---------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities            -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Loan participations                        -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities      -       - E           -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                      -        F            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                      -        -            -            -        --         -           -            -
---------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                     Page 11




                                                         FUNDS-OF-FUNDS -  TAXABLE  TAXABLE  TAX-EXEMPT  TAX-EXEMPT      STATE
                                                            EQUITY AND      FIXED    MONEY      MONEY       FIXED     TAX-EXEMPT
INVESTMENT STRATEGY                    BALANCED  EQUITY    FIXED INCOME     INCOME   MARKET    MARKET      INCOME    FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------------
Preferred stock                            -        -            -           - G       --        --          - G           -
---------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts              -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements              -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Short sales                                H        H            -            H        --        --           H            H
---------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                             -        -            -            -        -         --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Structured investments                     -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Swap agreements                            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities      -        -            -            -        -          -           -            -
---------------------------------------------------------------------------------------------------------------------------------
Warrants                                   -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
When-issued securities and forward
commitments                                -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-
kind securities                            -        -            -            -        --        --           -            -
---------------------------------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in collateralized bond obligations: Partners International Select Growth, Partners International Select Value, Partners International Small Cap, Partners Select Value, Partners Small Cap Equity, Partners Small Cap Growth, Partners Small Cap Value, and Small Cap Advantage.


B. The following funds are not authorized to invest in common stock: Short Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D.    The following funds are authorized to invest in inverse floaters: Real
      Estate.


E. The following funds are not authorized to invest in mortgage- and asset-backed securities: Partners Small Cap Growth, S&P 500 Index, Small Cap Advantage, Small Company Index.


F.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

G. The following funds are not authorized to invest in preferred stock: Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short Duration U.S. Government, U.S. Government Mortgage.

H. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.



Statement of Additional Information - March 31, 2008                     Page 12




INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.



Statement of Additional Information - March 31, 2008                     Page 13




Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.



Statement of Additional Information - March 31, 2008                     Page 14




HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors'


Statement of Additional Information - March 31, 2008                     Page 15




historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to


Statement of Additional Information - March 31, 2008                     Page 16




360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING
A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.



Statement of Additional Information - March 31, 2008                     Page 17




COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.



Statement of Additional Information - March 31, 2008                     Page 18




In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants


Statement of Additional Information - March 31, 2008                     Page 19




to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a


Statement of Additional Information - March 31, 2008                     Page 20




lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.


Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.



Statement of Additional Information - March 31, 2008                     Page 21




Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.



Statement of Additional Information - March 31, 2008                     Page 22




Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge


Statement of Additional Information - March 31, 2008                     Page 23




the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.



Statement of Additional Information - March 31, 2008                     Page 24




As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in


Statement of Additional Information - March 31, 2008                     Page 25




response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short- term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.



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HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time- consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise


Statement of Additional Information - March 31, 2008                     Page 27




or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation- protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely


Statement of Additional Information - March 31, 2008                     Page 28




with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental


Statement of Additional Information - March 31, 2008                     Page 29




credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage- backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax


Statement of Additional Information - March 31, 2008                     Page 30




and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.



Statement of Additional Information - March 31, 2008                     Page 31




REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This


Statement of Additional Information - March 31, 2008                     Page 32




restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical


Statement of Additional Information - March 31, 2008                     Page 33




total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only


Statement of Additional Information - March 31, 2008                     Page 34




of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when- issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.



Statement of Additional Information - March 31, 2008                     Page 35




Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the Funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager generally does not pay the dealer a commission. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to all RiverSource funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular fund.



Statement of Additional Information - March 31, 2008                     Page 36




On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step- out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of soft dollars falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that soft dollars pay only for the investment decision- making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.



Statement of Additional Information - March 31, 2008                     Page 37




The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2008          2007          2006
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
Income Builder Basic Income()                             $         0(a)$         0   $         0(b)
-----------------------------------------------------------------------------------------------------
Income Builder Enhanced Income()                                    0(a)          0             0(b)
-----------------------------------------------------------------------------------------------------
Income Builder Moderate Income()                                    0(a)          0             0(b)
-----------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                        0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                      0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                          0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                               0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                             0             0             0
-----------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                      0             0             0
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                                  40,706        21,050        22,575
-----------------------------------------------------------------------------------------------------
Small Company Index                                           108,360        56,843        78,951

-----------------------------------------------------------------------------------------------------
                                                              2007          2006          2005
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
Equity Value                                                  773,828       721,284       858,846
-----------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                     850,077     1,410,791    2,105,168
-----------------------------------------------------------------------------------------------------
Precious Metals and Mining                                    494,184       801,550     1,245,421
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                                         3,585,711     3,379,812     3,294,757

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                0(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                0(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                0(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                0(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                0(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                0(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                0(c)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                0(c)        N/A           N/A

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
High Yield Bond                                                     0             0            0
-----------------------------------------------------------------------------------------------------
Partners Aggressive Growth                                  1,160,632       556,410       181,981
-----------------------------------------------------------------------------------------------------
Partners Fundamental Value                                    217,139       346,840       314,501
-----------------------------------------------------------------------------------------------------
Partners Select Value                                       1,757,678       445,429       310,913
-----------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                     455,170       459,451       429,969
-----------------------------------------------------------------------------------------------------
Partners Small Cap Value                                    1,422,160     2,624,255     2,439,209
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 42,504        24,483       95,868
-----------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                       10,386         6,379        10,708

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
Dividend Opportunity                                          576,524       456,446       621,168
-----------------------------------------------------------------------------------------------------
Real Estate                                                   187,309       152,782       185,877

-----------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 38





                                     TOTAL BROKERAGE COMMISSIONS
-----------------------------------------------------------------------------------------------------
FUND                                                          2007          2006          2005
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
Cash Management                                           $         0   $         0   $         0
-----------------------------------------------------------------------------------------------------
Disciplined Equity                                          1,577,337       987,624        35,948
-----------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                          156,759         8,916(d)        N/A
-----------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                    64,928        33,110(e)        N/A
-----------------------------------------------------------------------------------------------------
Floating Rate                                                       0             0(e)        N/A
-----------------------------------------------------------------------------------------------------
Growth                                                     12,096,184    10,375,981    15,623,111
-----------------------------------------------------------------------------------------------------
Income Opportunities                                                0             0             0
-----------------------------------------------------------------------------------------------------
Inflation Protected Securities                                      0             0             0
-----------------------------------------------------------------------------------------------------
Large Cap Equity                                           15,040,354     9,944,390     6,832,334
-----------------------------------------------------------------------------------------------------
Large Cap Value                                                88,935       138,363       189,029
-----------------------------------------------------------------------------------------------------
Limited Duration Bond                                           5,172         4,006         3,268

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------
California Tax-Exempt                                           4,143           666(f)          0
-----------------------------------------------------------------------------------------------------
Diversified Bond                                               91,815       108,055       161,336
-----------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                            7,293         1,254(f)          0
-----------------------------------------------------------------------------------------------------
New York Tax-Exempt                                             1,524           255(f)          0

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
Balanced                                                      567,773       420,523     1,135,795
-----------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                                   45,978(g)        N/A           N/A
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                                   3,790,954     2,923,490     3,191,513
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                               1,219,474     1,354,225       919,813
-----------------------------------------------------------------------------------------------------
Strategic Allocation                                        1,425,483       638,067       502,448
-----------------------------------------------------------------------------------------------------
Strategic Income Allocation                                     6,639(g)        N/A           N/A

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                 0             0(h)        N/A
-----------------------------------------------------------------------------------------------------
Disciplined International Equity                              547,910        60,738(i)        N/A
-----------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               0             0(j)        N/A
-----------------------------------------------------------------------------------------------------
Global Bond                                                    17,268         9,664         8,856
-----------------------------------------------------------------------------------------------------
Global Technology                                           1,027,281     1,237,181     1,170,244
-----------------------------------------------------------------------------------------------------
Partners International Select Growth                        1,932,330     1,265,256       673,010
-----------------------------------------------------------------------------------------------------
Partners International Select Value                         1,426,926     1,533,794     1,027,065
-----------------------------------------------------------------------------------------------------
Partners International Small Cap                              353,096       366,091       241,558
-----------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                               3,361,865     3,017,380     2,388,169
-----------------------------------------------------------------------------------------------------
Threadneedle European Equity                                  282,104       160,239       211,729
-----------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                  1,474,583     1,249,847     1,393,982
-----------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                      1,150,182       989,118     1,320,088

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                         2,175           438             0
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                              2,813,784     1,867,241     1,764,250
-----------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                19,450         4,257             0
-----------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                         74,062        17,679             0
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                             0             0             0
-----------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.



(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.



(c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.




Statement of Additional Information - March 31, 2008                     Page 39




(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - March 31, 2008                     Page 40




For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


-------------------------------------------------------------------------------------------------------------------------
                                              Brokerage directed for research*
                                          --------------------------------------------------------------
                                                                     AMOUNT OF                   TURNOVER RATES
                                               AMOUNT OF            COMMISSIONS     -------------------------------------
FUND                                         TRANSACTIONS         IMPUTED OR PAID            2008              2007
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)               $            0            $        0              19%               27%
-------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                         0                     0              24                27
-------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                         0                     0              19                29
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                              0                     0              40                40
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            0                     0              29                54
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                0                     0              27                24
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                     0                     0              33                29
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                   0                     0              31                24
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                            0                     0              31                27
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                             0                     0               4                20
-------------------------------------------------------------------------------------------------------------------------
Small Company Index                                       0                     0              14                11

-------------------------------------------------------------------------------------------------------------------------
                                                                                             2007              2006
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------
Equity Value                                    149,974,876               177,268              37                28
-------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                        22,409,122               241,054             119              152
-------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                       50,835,902                81,165             114               111
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             101,241,760               195,280             158               110

-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                      0(b)                  0(b)           80(b)            N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                      0(b)                  0(b)           48(b)            N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                      0(b)                  0(b)           40(b)            N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                      0(b)                  0(b)           37(b)            N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                      0(b)                  0(b)           32(b)            N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                      0(b)                  0(b)           38(b)            N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                      0(b)                  0(b)           33(b)            N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                      0(b)                  0(b)           57(b)            N/A

-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                           0                     0              95               93
-------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                       96,699,167                94,353             163               202
-------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                                0                     0              12                20
-------------------------------------------------------------------------------------------------------------------------
Partners Select Value                           187,860,272               553,344             159(c)              7
-------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                         5,987,119                 7,391              70               88
-------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                         61,919,111                69,119              58               77
-------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                            0                     0             168               194
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                  0                     0             306(d)            178

-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 41





-------------------------------------------------------------------------------------------------------------------------
                                              Brokerage directed for research*
                                          --------------------------------------------------------------
                                                                     AMOUNT OF                   TURNOVER RATES
                                               AMOUNT OF            COMMISSIONS     -------------------------------------
FUND                                         TRANSACTIONS         IMPUTED OR PAID            2007              2006
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                         $   58,801,149            $   66,674              17%               19%
-------------------------------------------------------------------------------------------------------------------------
Real Estate                                       3,614,424                 3,275              38                47

-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------
Cash Management                                           0                     0             N/A               N/A
-------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                        0                     0              62               137
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                      0                     0              84                14(e)
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                               0                     0             127                40(f)
-------------------------------------------------------------------------------------------------------------------------
Floating Rate                                             0                     0              91                49(f)
-------------------------------------------------------------------------------------------------------------------------
Growth                                          762,587,614             1,162,241              98               134
-------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                      0                     0             122               130
-------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                            0                     0              76                58
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                              1,230,239,400             1,509,554              66               116
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                  11,935,452                14,090              35                46
-------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                     0                     0             263               328(d)
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt(g)                                  0                     0              62                 7
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                          0                     0             295               281(d)
-------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                   0                     0              26                 3
-------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                    0                     0              28                 7

-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Balanced                                         15,439,643                25,217             124               126
-------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                              0(h)                  0(h)           21               N/A
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                        51,961,586                37,213              31                28
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                    46,244,554                41,155              24                44
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                      0                     0             123               122
-------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                               0(h)                  0(h)           70               N/A

-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                       0                     0              36                12(i)
-------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                          0                     0              47                10(j)
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                     0                     0              41                32(k)
-------------------------------------------------------------------------------------------------------------------------
Global Bond                                               0                     0              77                68
-------------------------------------------------------------------------------------------------------------------------
Global Technology                                38,452,553                71,776             167               196
-------------------------------------------------------------------------------------------------------------------------
Partners International Select Growth             90,768,595               168,960             104               124
-------------------------------------------------------------------------------------------------------------------------
Partners International Select Value               9,101,418                13,795              28                31
-------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                          0                     0              96               157
-------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                             0                     0             125               145
-------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                              0                     0             114               64
-------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                0                     0             100               112
-------------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                    0                     0              84                79

-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 42




-------------------------------------------------------------------------------------------------------------------------
                                              Brokerage directed for research*
                                          --------------------------------------------------------------
                                                                     AMOUNT OF                   TURNOVER RATES
                                               AMOUNT OF            COMMISSIONS     -------------------------------------
FUND                                         TRANSACTIONS         IMPUTED OR PAID            2007              2006
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                      $            0            $        0              53%               35%
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  402,881,968               577,670              87                45
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                           0                     0              51                32
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                    0                     0              47                30
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                   0                     0             N/A               N/A
-------------------------------------------------------------------------------------------------------------------------



      * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.


    (b) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



    (c) The turnover rate increase from 2006 was the result of a change in subadvisers during the fiscal period.
    (d) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.
    (e) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
    (f) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
    (g) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
    (h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
    (i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.
    (j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
    (k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - March 31, 2008                     Page 43




As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                     None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                    None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                   Ameriprise Financial                            $    220,963
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               179,336
                                                --------------------------------------------------------------------
                                                Charles Schwab                                       359,298
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,422,094
                                                --------------------------------------------------------------------
                                                E*Trade Financial                                     39,064
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   289,238
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,373,469
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              2,748,913
                                                --------------------------------------------------------------------
                                                Legg Mason                                           167,760
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             585,487
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  832,746
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       903,630
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         395,885
--------------------------------------------------------------------------------------------------------------------
Small Company Index                             Investment Technology Group                        2,941,732
                                                --------------------------------------------------------------------
                                                LaBranche & Co.                                      441,297
                                                --------------------------------------------------------------------
                                                optionsXpress                                      1,707,068
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                            1,184,263

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------
Equity Value                                    Citigroup                                         41,244,194
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                4,048,708
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           7,011,695
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               14,403,403
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     6,529,834
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                       None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                      None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             Knight Capital Group CI A                          1,919,159
                                                --------------------------------------------------------------------
                                                Piper Jaffray Companies                            1,300,740

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                            None                                                     N/A

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 44





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 LaBranche & Co.                                 $  9,982,753
--------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                      Affiliated Managers Group                          3,679,452
--------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                      Citigroup                                         23,790,334
                                                --------------------------------------------------------------------
                                                E*TRADE Financial                                  1,609,440
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             48,483,855
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     8,342,424
--------------------------------------------------------------------------------------------------------------------
Partners Select Value                           AG Edwards                                         5,069,200
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                       optionsXpress Holdings                             1,681,680
--------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                        Knight Capital Group Cl A                          2,333,388
--------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            Citigroup                                         70,149,025
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               40,014,728
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             30,705,333
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       4,844,463
--------------------------------------------------------------------------------------------------------------------
Real Estate                                     None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------
Cash Management                                 Bear Stearns Companies                          $100,000,000
                                                --------------------------------------------------------------------
                                                Citigroup Funding                                201,473,973
                                                --------------------------------------------------------------------
                                                Credit Suisse NY                                 149,000,000
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               25,000,000
                                                --------------------------------------------------------------------
                                                Lehman Brothers                                   40,000,000
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                              118,000,000

--------------------------------------------------------------------------------------------------------------------
Disciplined Equity                              Bear Stearns Companies                             3,879,525
                                                --------------------------------------------------------------------
                                                Citigroup                                         45,535,774
                                                --------------------------------------------------------------------
                                                Franklin Resources                                19,854,945
                                                --------------------------------------------------------------------
                                                Legg Mason                                         2,387,070
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          20,371,030
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               31,642,070
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    18,527,729

--------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                     Knight Capital Group Cl A                             89,817

--------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity            Eaton Vance                                          456,022
                                                --------------------------------------------------------------------
                                                Knight Capital Group Cl A                            328,402
                                                --------------------------------------------------------------------
                                                Raymond James Financial                              233,061

--------------------------------------------------------------------------------------------------------------------
Floating Rate                                   Ameritrade Holding Corp.                             738,427
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             998,702

--------------------------------------------------------------------------------------------------------------------
Growth                                          Goldman Sachs Group                               12,504,458

--------------------------------------------------------------------------------------------------------------------
Income Opportunities                            None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                  None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                Bear Stearns Companies                             2,330,697
                                                --------------------------------------------------------------------
                                                Charles Schwab                                     2,492,859
                                                --------------------------------------------------------------------
                                                Citigroup                                        106,570,927
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 8,476,601
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                               26,394,909
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             63,976,941
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          25,839,616
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               29,621,901
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    30,252,473
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                      10,560,693

--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 45




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Large Cap Value                                 Citigroup                                       $  3,230,654
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    97,948
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  277,425
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              1,855,242
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             969,617
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  896,559
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       910,020
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                         323,119

--------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                           Bear Stearns Adjustable Rate Mortgage
                                                Trust                                                336,086
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities               657,725
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                      298,088
                                                --------------------------------------------------------------------
                                                Citigroup                                            954,800
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                      243,047
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           171,454
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                  345,484
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      599,807
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  487,995
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         2,601,062
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                878,139
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       1,509,848
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           1,376,086
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  796,261
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     1,480,778
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             560,613

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                           None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Diversified Bond                                Bear Stearns Adjustable Rate Mortgage
                                                Trust                                             19,075,663
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             7,716,075
                                                --------------------------------------------------------------------
                                                Citigroup                                         13,476,047
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                   17,776,577
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                         3,011,088
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs               10,812,580
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                   12,942,077
                                                --------------------------------------------------------------------
                                                GS Mortgate Securities II                         30,427,394
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                        57,292,644
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             10,280,773
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                      44,205,393
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          22,673,032
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                    10,666,759
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                          18,466,575
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                    16,611,510

--------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                            None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                             None                                                     N/A

--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                     Page 46




                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------
Balanced                                        Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $  2,496,100
                                                --------------------------------------------------------------------
                                                Bear Stearns Commercial Mtg Securities             1,691,784
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                             1,085,518
                                                --------------------------------------------------------------------
                                                ChaseFlex Trust                                    1,218,953
                                                --------------------------------------------------------------------
                                                Citigroup                                         22,798,902
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,222,407
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           373,105
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                2,277,560
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                    1,532,621
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   690,285
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                3,073,590
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,840,950
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             13,601,575
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         8,999,129
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       4,585,816
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                          10,279,588
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                6,435,372
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     5,171,103
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,460,214
                                                --------------------------------------------------------------------
                                                PNC Financial Services Group                       2,325,002

--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                    Eaton Vance                                          188,771
                                                --------------------------------------------------------------------
                                                Franklin Resources                                   182,070
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                  749,704
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                              82,286
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  599,892
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       817,425

--------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                       Citigroup                                        217,740,612
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                             55,352,255

--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
Strategic Allocation                            Bear Stearns Commercial Mtg Securities             1,397,521
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                               904,987
                                                --------------------------------------------------------------------
                                                Citigroup                                         28,526,072
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,200,339
                                                --------------------------------------------------------------------
                                                Citigroup/Deutsche Bank Commercial
                                                Mtge Trust                                           174,116
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,214,049
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                    1,832,214
                                                --------------------------------------------------------------------
                                                Eaton Vance                                          820,099
                                                --------------------------------------------------------------------
                                                Franklin Resources                                 5,384,835
                                                --------------------------------------------------------------------
                                                Goldman Sachs Group                                1,481,635
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          3,878,742
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              9,615,770
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         7,866,478
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       4,808,011
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           6,303,744
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                               10,556,567
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                     9,273,978
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           1,643,239
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                     1,963,655
                                                --------------------------------------------------------------------
                                                Raymond James Financial - subsidiary                 773,618

--------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                     Page 47





                                                                                        VALUE OF SECURITIES OWNED AT
FUND                                            ISSUER                                      END OF FISCAL PERIOD
--------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                     Bear Stearns Adjustable Rate Mortgage
                                                Trust                                           $    268,001
                                                --------------------------------------------------------------------
                                                Bear Stearns Companies                                15,965
                                                --------------------------------------------------------------------
                                                Citigroup                                            391,364
                                                --------------------------------------------------------------------
                                                Franklin Resources                                    43,478
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                 62,178
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         1,498,628
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             736,283
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  381,792
                                                --------------------------------------------------------------------
                                                Merrill Lynch Mtge Trust                             487,267
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       706,627
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             350,598
                                                --------------------------------------------------------------------
                                                Morgan Stanley Mtge Loan Trust                       981,827

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income             Bear Stearns Companies                               743,516
                                                --------------------------------------------------------------------
                                                Citigroup                                            640,449
                                                --------------------------------------------------------------------
                                                Credit Suisse First Boston USA                       639,723
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                                649,309
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                             636,749
                                                --------------------------------------------------------------------
                                                Merrill Lynch & Co.                                  638,188
                                                --------------------------------------------------------------------
                                                Morgan Stanley                                       637,987
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                             479,557

--------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                           None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
Global Bond                                     Bear Stearns Comercial Mtge Securities             1,429,999
                                                --------------------------------------------------------------------
                                                Citigroup                                          2,355,362
                                                --------------------------------------------------------------------
                                                Citigroup Commercial Mtge Trust                    2,844,020
                                                --------------------------------------------------------------------
                                                Credit Suisse Mortgage Capital Ctfs                1,862,832
                                                --------------------------------------------------------------------
                                                CS First Boston Mtge Securities                      578,806
                                                --------------------------------------------------------------------
                                                GS Mortgage Securities II                          4,853,319
                                                --------------------------------------------------------------------
                                                JP Morgan Chase & Co.                              1,801,279
                                                --------------------------------------------------------------------
                                                JP Morgan Chase Commercial Mtge
                                                Securities                                         6,149,812
                                                --------------------------------------------------------------------
                                                LB-UBS Commercial Mtge Trust                       3,104,717
                                                --------------------------------------------------------------------
                                                Lehman Brothers Holdings                           1,021,586
                                                --------------------------------------------------------------------
                                                Morgan Stanley Capital 1                           2,089,775
--------------------------------------------------------------------------------------------------------------------
Global Technology                               None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Growth            None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Partners International Select Value             Credit Suisse Group                               23,856,752
--------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                   None                                                     N/A

--------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                    Credit Suisse Group                                2,314,916
--------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                      Goldman Sachs Group                                7,437,600
--------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity          Credit Suisse Group                                7,393,430

--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                  TD AmeriTrade Holding                             19,426,498
                                                --------------------------------------------------------------------
                                                Legg Mason                                         5,533,620
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                          None                                                     N/A
--------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                         None                                                     N/A
--------------------------------------------------------------------------------------------------------------------






Statement of Additional Information - March 31, 2008                     Page 48




BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2008                                    2007         2006
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --        $     0      $      0(b)
Basic Income(a)
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0             0(b)
Enhanced Income(a)
--------------------------------------------------------------------------------------------------------------------------
Income Builder              None               --             --          --           --              0             0(b)
Moderate Income(a)
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0             0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder           None               --             --          --           --              0             0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0             0
Aggressive
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate  None               --             --          --           --              0             0
Conservative
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total     None               --             --          --           --              0             0
Equity
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index               None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Small Company Index         None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                None               --             --          --           --              0        10,142*
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth   None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining  None               --             --          --           --              0         3,614*
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage         None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 49





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010        None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015        None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020        None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025        None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030        None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035        None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040        None(c)            --             --          --           --            N/A           N/A
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045        None(c)            --             --          --           --            N/A           N/A

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond             None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth  JPMorgan            2         $   23        0.00%        0.00%       $    57*     $    27
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value  None               --             --          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value       Gabelli &           4          7,352        0.42         0.51         14,216       143,463
                            Co.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity   JPMorgan            2            568        0.12         0.03              0            0
                            Securities,
                            Inc.
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value    Goldman             3              0          --           --          1,821        1,943
                            Sachs & Co.
                            -------------------------------------------------------------------------------------------
                            Legg Mason          5              0          --           --              0        2,700
                            Wood
                            Walker, Inc.
                            -------------------------------------------------------------------------------------------
                            M.J. Whitman        6              0          --           --              0            0
--------------------------------------------------------------------------------------------------------------------------
Short Duration              None               --             --          --           --              0             0
U.S. Government
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage    None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            1              0          --           --              0        20,898*
                            AEIS
--------------------------------------------------------------------------------------------------------------------------
Real Estate                 None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 50





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management             None               --             --          --           --        $     0      $      0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity          None                                                                       0             0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and       None               --             --          --           --          None(d)         N/A
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small           None               --             --          --           --          None(e)         N/A
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Floating Rate               None               --             --          --           --          None(e)         N/A
--------------------------------------------------------------------------------------------------------------------------
Growth                      AEIS                1         $    0          --           --              0        13,720*
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities        None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected         None               --             --          --           --              0             0
Securities
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity            AEIS                1              0          --           --              0        10,214*
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value             AEIS                1              0          --           --              0           276*
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond       None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt       None               --             --          --           --              0(f)          0
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond            None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt        None               --             --          --           --              0(f)          0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt         None               --             --          --           --              0(f)          0

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                    None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap       None(g)            --             --          --           --            N/A           N/A
Growth
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   AEIS                1              0          --           --              0        1,716*
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation        None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Strategic Income            None(g)            --             --          --           --            N/A           N/A
Allocation

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency    None               --             --          --           --              0(h)        N/A
and Income
--------------------------------------------------------------------------------------------------------------------------
Disciplined International   None               --             --          --           --              0(i)        N/A
Equity

--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond       None               --             --          --           --              0(j)        N/A

--------------------------------------------------------------------------------------------------------------------------
Global Bond                 None               --             --          --           --              0            0

--------------------------------------------------------------------------------------------------------------------------
Global Technology           None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------
Partners International      JPMorgan            2            N/A          --           --          8,149         9,426
Select Growth               Securities,
                            Inc.

--------------------------------------------------------------------------------------------------------------------------
Partners International      Sanford C.          7            N/A          --           --            N/A         8,829
Select Value                Bernstein &
                            Co. LLC

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 51





                                                                                  PERCENT OF
                                                                                   AGGREGATE
                                                        AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                          DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                        AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                       COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                           NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                               BROKER     AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
FUND                        ----------------------------------------------------------------------------------------------
                                                           2007                                    2006         2005
--------------------------------------------------------------------------------------------------------------------------
Partners International      None               --             --          --           --        $     0      $     0
Small Cap

--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging       None               --             --          --           --              0             0
Markets

--------------------------------------------------------------------------------------------------------------------------
Threadneedle European       None               --             --          --           --              0             0
Equity

--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity  None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------
Threadneedle International  None               --             --          --           --              0             0
Opportunity
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt     None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 --             --          --           --              0             0
                            None
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond             None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income      None               --             --          --           --              0             0

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market     None               --             --          --           --              0             0
--------------------------------------------------------------------------------------------------------------------------




      * Represents brokerage clearing fees.
    (1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.
    (2) Affiliate of American Century, a subadviser.
    (3) Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.
    (4) Affiliate of GAMCO Investors, Inc. a former subadviser, terminated Sept. 29, 2006.
    (5) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.
    (6) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.
    (7) Affiliate of AllianceBernstein, a subadviser.

    (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.


    (b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.


    (c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.



    (d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

    (e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

    (f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

    (g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

    (h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

    (i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

    (j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.



Statement of Additional Information - March 31, 2008                     Page 52




VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 8. VALUING FUND SHARES


FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
     Class A                                   $  260,429,297         25,367,943                $10.27
     Class B                                       42,117,652          4,110,203                 10.25
     Class C                                       11,684,994          1,139,130                 10.26
     Class R4                                          33,711              3,280                 10.28

-----------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
     Class A                                      289,093,384         28,752,778                 10.05
     Class B                                       36,666,708          3,651,072                 10.04
     Class C                                       13,056,618          1,299,870                 10.04
     Class R4                                          55,237              5,493                 10.06

-----------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
     Class A                                      545,269,841         53,399,353                 10.21
     Class B                                       73,301,557          7,195,090                 10.19
     Class C                                       21,218,944          2,080,819                 10.20
     Class R4                                          21,460              2,099                 10.22

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
     Class A                                      428,863,881         40,981,066                 10.46
     Class B                                       94,959,883          9,151,829                 10.38
     Class C                                       15,158,381          1,467,345                 10.33
     Class R4                                         109,641             10,459                 10.48

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
     Class A                                      111,050,506         10,944,200                 10.15
     Class B                                       40,525,206          4,007,079                 10.11
     Class C                                        7,615,936            752,365                 10.12
     Class R4                                          24,165              2,404                 10.05

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
     Class A                                      746,273,942         71,375,697                 10.46
     Class B                                      198,087,358         19,035,309                 10.41
     Class C                                       35,786,145          3,436,396                 10.41
     Class R4                                         105,073             10,056                 10.45

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
     Class A                                      880,751,474         84,013,338                 10.48
     Class B                                      199,150,000         19,086,670                 10.43
     Class C                                       33,117,113          3,176,161                 10.43
     Class R4                                         805,861             76,784                 10.50

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
     Class A                                      259,699,591         25,258,910                 10.28
     Class B                                       76,117,681          7,428,267                 10.25
     Class C                                       16,243,377          1,584,479                 10.25
     Class R4                                          43,228              4,223                 10.24

-----------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
     Class A                                      384,378,038         36,516,756                 10.53
     Class B                                       84,629,230          8,106,594                 10.44
     Class C                                       13,707,051          1,319,026                 10.39
     Class R4                                         163,576             15,480                 10.57

-----------------------------------------------------------------------------------------------------------------
S&P 500 Index
     Class D                                       48,008,764          9,795,616                  4.90
     Class E                                      165,140,821         33,546,373                  4.92

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 53





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Small Company Index
     Class A                                   $  586,659,489         94,820,115                $ 6.19
     Class B                                      127,171,036         24,046,223                  5.29
     Class R4                                       7,807,582          1,227,239                  6.36

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------
Equity Value
     Class A                                    1,038,420,343         77,344,252                 13.43
     Class B                                      185,258,605         13,764,180                 13.46
     Class C                                        6,274,898            470,398                 13.34
     Class I                                           14,387              1,070                 13.45
     Class R2                                           5,024                374                 13.43
     Class R3                                           5,024                374                 13.43
     Class R4                                      11,834,082            880,545                 13.44
     Class R5                                           5,024                374                 13.43
     Class W                                            5,102                380                 13.43

-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth
     Class A                                      113,612,985         22,851,570                 4.97
     Class B                                       43,605,178          9,235,700                 4.72
     Class C                                        4,604,901            974,784                 4.72
     Class I                                       51,300,183         10,105,257                 5.08
     Class R2                                           4,770                951                 5.02
     Class R3                                           4,771                951                 5.02
     Class R4                                         270,967             53,975                 5.02
     Class R5                                           4,779                951                 5.03

-----------------------------------------------------------------------------------------------------------------
Precious Metals and Mining
     Class A                                       97,644,562          6,936,869                 14.08
     Class B                                       17,659,188          1,336,794                 13.21
     Class C                                        1,801,852            137,792                 13.08
     Class I                                           14,068                989                 14.22
     Class R4                                          90,369              6,356                 14.22

-----------------------------------------------------------------------------------------------------------------
Small Cap Advantage
     Class A                                      441,693,595         73,720,330                  5.99
     Class B                                      129,336,345         23,611,177                  5.48
     Class C                                        8,769,589          1,600,573                  5.48
     Class I                                            9,161              1,484                  6.17
     Class R2                                           4,138                679                  6.09
     Class R3                                           4,143                679                  6.10
     Class R4                                         407,304             66,765                  6.10
     Class R5                                           4,149                679                  6.11

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2010
     Class A                                          570,807             52,343                 10.91
     Class R2                                           5,101                468                 10.90
     Class R3                                           5,102                468                 10.90
     Class R4                                           5,103                468                 10.90
     Class R5                                           5,103                468                 10.90
     Class Y                                       17,027,528          1,561,292                 10.91

-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2015
     Class A                                        1,558,139            141,208                 11.03
     Class R2                                           5,124                465                 11.02
     Class R3                                           5,128                465                 11.03
     Class R4                                           5,133                465                 11.04
     Class R5                                           5,137                465                 11.05
     Class Y                                       24,335,322          2,202,953                 11.05

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 54





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2020
     Class A                                   $    1,811,990            163,746                $11.07
     Class R2                                           5,138                464                 11.07
     Class R3                                           5,142                464                 11.08
     Class R4                                           5,147                464                 11.09
     Class R5                                           5,152                464                 11.10
     Class Y                                       36,822,853          3,319,542                 11.09

-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2025
     Class A                                        1,626,912            146,790                 11.08
     Class R2                                           5,166                466                 11.09
     Class R3                                           5,171                466                 11.10
     Class R4                                           5,168                465                 11.11
     Class R5                                           5,173                465                 11.12
     Class Y                                       36,511,597          3,284,899                 11.11

-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2030
     Class A                                        1,234,023            110,886                 11.13
     Class R2                                           5,159                464                 11.12
     Class R3                                           5,164                464                 11.13
     Class R4                                           5,169                464                 11.14
     Class R5                                           5,173                464                 11.15
     Class Y                                       34,804,136          3,120,579                 11.15

-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2035
     Class A                                          856,259             77,424                 11.06
     Class R2                                           5,163                467                 11.06
     Class R3                                           5,168                467                 11.07
     Class R4                                           5,173                467                 11.08
     Class R5                                           5,177                467                 11.09
     Class Y                                       20,424,143          1,842,764                 11.08

-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2040
     Class A                                          408,307             36,765                 11.11
     Class R2                                           5,152                464                 11.10
     Class R3                                           5,157                464                 11.11
     Class R4                                           5,161                464                 11.12
     Class R5                                           5,166                464                 11.13
     Class Y                                       26,163,420          2,350,709                 11.13

-----------------------------------------------------------------------------------------------------------------
Retirement Plus 2045
     Class A                                          449,557             40,512                 11.10
     Class R2                                           5,165                466                 11.08
     Class R3                                           5,170                466                 11.09
     Class R4                                           5,174                466                 11.10
     Class R5                                           5,179                466                 11.11
     Class Y                                        6,194,498            557,075                 11.12

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------
High Yield Bond
  Class A                                       1,462,714,531        484,680,021                  3.02
     Class B                                      320,767,041        106,329,088                  3.02
     Class C                                       25,659,465          8,557,601                  3.00
     Class I                                       97,100,427         32,190,847                  3.02
     Class R2                                           5,120              1,695                  3.02
     Class R3                                           5,119              1,695                  3.02
     Class R4                                       1,252,245            415,365                  3.01
     Class R5                                           5,120              1,695                  3.02
     Class W                                       30,060,498         10,016,119                  3.00

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 55





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth
     Class A                                   $  399,711,131         40,595,431                $9.85
     Class B                                       97,376,249         10,200,166                 9.55
     Class C                                        1,777,567            186,186                 9.55
     Class I                                       98,651,692          9,896,891                 9.97
     Class R2                                           5,658                572                 9.89
     Class R3                                           5,665                572                 9.90
     Class R4                                          90,912              9,173                 9.91
     Class R5                                           5,679                572                  9.93

-----------------------------------------------------------------------------------------------------------------
Partners Fundamental Value
     Class A                                      822,766,661        117,196,079                 7.02
     Class B                                      257,797,220         37,969,190                 6.79
     Class C                                       19,629,840          2,880,002                 6.82
     Class I                                       90,894,421         12,814,095                 7.09
     Class R4                                       1,044,983            148,002                 7.06

-----------------------------------------------------------------------------------------------------------------
Partners Select Value
     Class A                                      448,392,699         75,595,343                 5.93
     Class B                                      125,804,793         22,107,427                 5.69
     Class C                                        8,953,531          1,574,251                 5.69
     Class I                                       30,305,964          5,025,259                 6.03
     Class R4                                          95,049             15,886                 5.98

-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity
     Class A                                      274,668,755         40,475,947                  6.79
     Class B                                       43,661,999          6,746,392                  6.47
     Class C                                        3,367,966            521,089                  6.46
     Class I                                           11,768              1,724                  6.83
     Class R4                                       4,055,830            590,525                  6.87

-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
     Class A                                      682,266,694        104,074,892                  6.56
     Class B                                      260,475,063         41,623,621                  6.26
     Class C                                       18,231,415          2,907,017                  6.27
     Class I                                       26,529,768          3,966,668                  6.69
     Class R2                                           4,526                685                  6.61
     Class R3                                           4,532                685                  6.62
     Class R4                                         349,188             52,748                  6.62
     Class R5                                           4,543                685                  6.63

-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
     Class A                                      513,555,337        108,496,677                 4.73
     Class B                                      216,252,753         45,676,904                 4.73
     Class C                                       10,269,796          2,169,685                 4.73
     Class I                                       54,815,256         11,563,982                 4.74
     Class R4                                       3,856,258            814,685                 4.73
     Class W                                            4,980              1,053                 4.73

-----------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
     Class A                                      110,626,774         22,121,800                  5.00
     Class B                                       44,391,082          8,873,574                  5.00
     Class C                                        4,878,851            975,139                  5.00
     Class I                                      207,377,398         41,508,753                  5.00
     Class R4                                      39,842,143          7,972,479                  5.00

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------
Dividend Opportunity
     Class A                                    1,452,870,794        150,496,501                  9.65
     Class B                                      303,235,001         31,632,609                  9.59
     Class C                                       25,821,807          2,697,582                  9.57
     Class I                                      241,944,888         25,013,097                  9.67
     Class R4                                       1,327,869            137,249                  9.67
     Class W                                            5,493                568                  9.67

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 56





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Real Estate
     Class A                                   $  146,543,348          9,256,921                $15.83
     Class B                                       29,348,848          1,867,016                 15.72
     Class C                                        2,336,410            148,656                 15.72
     Class I                                       94,663,945          5,966,761                 15.87
     Class R4                                         189,682             12,014                 15.79
     Class W                                            4,340                275                 15.78

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------
Cash Management
     Class A                                    4,662,135,661      4,661,926,326                  1.00
     Class B                                       75,691,552         75,887,752                  1.00
     Class C                                        3,601,400          3,602,252                  1.00
     Class I                                       49,244,173         49,241,684                  1.00
     Class R5                                           4,999              5,000                  1.00
     Class W                                      120,154,895        120,156,352                  1.00
     Class Y                                       43,544,377         43,630,241                  1.00

-----------------------------------------------------------------------------------------------------------------
Disciplined Equity
     Class A                                    1,410,073,147        195,317,511                  7.22
     Class B                                       62,090,519          8,724,783                  7.12
     Class C                                        3,322,979            467,585                  7.11
     Class I                                      441,406,784         60,689,061                  7.27
     Class R2                                           4,763                661                  7.21
     Class R3                                           4,770                661                  7.22
     Class R4                                     157,584,051         21,739,173                  7.25
     Class R5                                           4,783                661                  7.24
     Class W                                      744,887,615        103,164,030                  7.22

-----------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
     Class A                                       18,372,667          1,924,399                  9.55
     Class B                                        1,365,013            144,191                  9.47
     Class C                                          183,734             19,407                  9.47
     Class I                                       38,785,276          4,051,418                  9.57
     Class R4                                          15,157              1,586                  9.56
     Class W                                       57,063,032          5,979,419                  9.54

-----------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
     Class A                                       13,618,506          1,361,629                 10.00
     Class B                                          551,233             55,679                  9.90
     Class C                                           46,126              4,657                  9.90
     Class I                                       25,166,988          2,509,791                 10.03
     Class R2                                           4,536                455                  9.97
     Class R3                                           4,544                455                  9.99
     Class R4                                          10,004              1,000                 10.00
     Class R5                                           4,557                455                 10.02

-----------------------------------------------------------------------------------------------------------------
Floating Rate
     Class A                                      426,098,639         43,927,296                  9.70
     Class B                                       48,127,927          4,961,642                  9.70
     Class C                                       23,742,707          2,447,587                  9.70
     Class I                                      186,030,163         19,185,525                  9.70
     Class R4                                         294,089             30,330                  9.70
     Class W                                            4,822                497                  9.70

-----------------------------------------------------------------------------------------------------------------
Growth
     Class A                                    2,392,774,288         73,100,079                 32.73
     Class B                                      369,487,313         12,401,019                 29.79
     Class C                                       20,332,352            682,923                 29.77
     Class I                                      298,304,650          8,893,003                 33.54
     Class R2                                           5,135                155                 33.13
     Class R3                                           5,143                155                 33.18
     Class R4                                     145,831,935          4,373,779                 33.34
     Class R5                                           5,159                155                 33.28
     Class W                                            5,214                157                 33.21

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 57





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Income Opportunities
     Class A                                   $  177,438,822         17,763,829                $ 9.99
     Class B                                       43,356,468          4,342,532                  9.98
     Class C                                        4,788,510            479,660                  9.98
     Class I                                       85,512,402          8,550,686                 10.00
     Class R4                                         152,957             15,307                  9.99

-----------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
     Class A                                       65,959,818          6,807,001                  9.69
     Class B                                       16,143,740          1,666,752                  9.69
     Class C                                        1,784,275            184,194                  9.69
     Class I                                      310,160,205         32,014,702                  9.69
     Class R4                                           9,661              1,000                  9.66
     Class W                                            4,932                509                  9.69

-----------------------------------------------------------------------------------------------------------------
Large Cap Equity
     Class A                                    5,038,950,020        833,522,641                  6.05
     Class B                                      833,234,754        140,889,101                  5.91
     Class C                                       31,622,901          5,341,167                  5.92
     Class I                                       67,937,053         11,159,673                  6.09
     Class R2                                           5,001                822                  6.08
     Class R3                                           5,009                822                  6.09
     Class R4                                     330,120,266         53,887,010                  6.13
     Class R5                                      25,375,778          4,153,053                  6.11

-----------------------------------------------------------------------------------------------------------------
Large Cap Value
     Class A                                       62,421,177         10,928,420                  5.71
     Class B                                       15,116,287          2,672,256                  5.66
     Class C                                        1,041,705            184,547                  5.64
     Class I                                       16,865,439          2,934,662                  5.75
     Class R2                                           4,345                763                  5.69
     Class R3                                           4,352                763                  5.70
     Class R4                                          37,830              6,589                  5.74
     Class R5                                           4,364                763                  5.72

-----------------------------------------------------------------------------------------------------------------
Limited Duration Bond
     Class A                                       61,546,982          6,425,229                  9.58
     Class B                                        9,671,171          1,009,974                  9.58
     Class C                                        1,598,714            167,013                  9.57
     Class I                                       78,906,235          8,234,187                  9.58
     Class R4                                           9,580              1,000                  9.58
     Class W                                            4,907                512                  9.58

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31

-----------------------------------------------------------------------------------------------------------------
California Tax-Exempt
     Class A                                      164,203,362         32,628,583                  5.03
     Class B                                        6,098,994          1,212,728                  5.03
     Class C                                        1,892,236            375,541                  5.04

-----------------------------------------------------------------------------------------------------------------
Diversified Bond
     Class A                                    1,936,988,090        402,638,195                  4.81
     Class B                                      303,507,236         63,093,643                  4.81
     Class C                                       16,840,412          3,499,861                  4.81
     Class I                                      386,010,354         80,134,097                  4.82
     Class R2                                           4,993              1,040                  4.80
     Class R3                                           4,993              1,040                  4.80
     Class R4                                      77,835,688         16,200,659                  4.80
     Class R5                                           4,993              1,040                  4.80
     Class W                                      223,104,264         46,359,028                  4.81

-----------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt
     Class A                                      287,817,910         55,944,378                  5.14
     Class B                                       19,653,652          3,819,066                  5.15
     Class C                                        7,032,169          1,366,714                  5.15

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 58





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
New York Tax-Exempt
     Class A                                   $   58,346,141         11,846,759                $ 4.93
     Class B                                        4,552,447            924,299                  4.93
     Class C                                          792,261            160,882                  4.92

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
Balanced
     Class A                                      928,530,399         80,993,116                 11.46
     Class B                                       51,600,913          4,530,330                 11.39
     Class C                                        5,095,786            447,856                 11.38
     Class R4                                      66,243,594          5,777,310                 11.47

-----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth
     Class A                                        4,279,021            413,231                 10.36
     Class B                                          326,632             31,617                 10.33
     Class C                                           31,221              3,023                 10.33
     Class I                                       76,002,552          7,326,008                 10.37
     Class R2                                          10,341              1,000                 10.34
     Class R3                                          10,351              1,000                 10.35
     Class R4                                          10,361              1,000                 10.36
     Class R5                                          10,371              1,000                 10.37

-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
     Class A                                    6,501,873,578        453,432,458                 14.34
     Class B                                    1,113,206,377         77,559,340                 14.35
     Class C                                      113,516,275          7,925,624                 14.32
     Class I                                      131,741,947          9,192,333                 14.33
     Class R2                                          30,353              2,118                 14.33
     Class R3                                     118,360,158          8,262,415                 14.33
     Class R4                                     209,638,131         14,606,415                 14.35
     Class R5                                       9,908,675            690,653                 14.35
     Class W                                            5,179                361                 14.35

-----------------------------------------------------------------------------------------------------------------
Mid Cap Value
     Class A                                    2,025,925,988        199,669,660                 10.15
     Class B                                      306,040,101         31,110,273                  9.84
     Class C                                       41,928,292          4,260,232                  9.84
     Class I                                       29,272,035          2,842,058                 10.30
     Class R2                                         286,713             28,176                 10.18
     Class R3                                       1,378,297            135,282                 10.19
     Class R4                                     157,136,066         15,373,885                 10.22
     Class R5                                          11,647              1,138                 10.23
     Class W                                            5,162                506                 10.20

-----------------------------------------------------------------------------------------------------------------
Strategic Allocation
     Class A                                    1,871,507,235        150,019,394                 12.48
     Class B                                      243,036,227         19,659,018                 12.36
     Class C                                       66,994,896          5,441,062                 12.31
     Class I                                            5,413                434                 12.47
     Class R2                                           5,412                434                 12.47
     Class R3                                           5,412                434                 12.47
     Class R4                                      16,864,439          1,351,237                 12.48
     Class R5                                           5,413                434                 12.47

-----------------------------------------------------------------------------------------------------------------
Strategic Income Allocation
     Class A                                      111,724,275         11,351,342                  9.84
     Class B                                        7,178,608            729,232                  9.84
     Class C                                        2,293,610            233,160                  9.84

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 59





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income
     Class A                                   $    8,851,115            836,275                $10.58
     Class B                                           10,579              1,000                 10.58
     Class C                                          220,172             20,826                 10.57
     Class I                                      121,969,554         11,515,491                 10.59
     Class R4                                          39,493              3,733                 10.58
     Class R5                                           9,975                942                 10.59
     Class W                                            5,225                494                 10.58
-----------------------------------------------------------------------------------------------------------------
Disciplined International Equity
     Class A                                       24,837,580          1,902,011                 13.06
     Class B                                        3,157,442            244,323                 12.92
     Class C                                          429,891             33,261                 12.92
     Class I                                      194,854,106         14,868,382                 13.11
     Class R4                                          67,798              5,187                 13.07
     Class W                                      425,588,491         32,615,585                 13.05

-----------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
     Class A                                        4,674,402            442,408                 10.57
     Class B                                        1,147,001            108,670                 10.55
     Class C                                          169,420             16,069                 10.54
     Class I                                      147,109,195         13,923,740                 10.57
     Class R4                                          16,211              1,535                 10.56
     Class W                                       37,920,838          3,593,104                 10.55

-----------------------------------------------------------------------------------------------------------------
Global Bond
     Class A                                      258,702,627         37,571,540                  6.89
     Class B                                       46,947,863          6,745,575                  6.96
     Class C                                        2,541,238            367,669                  6.91
     Class I                                      157,401,057         22,911,568                  6.87
     Class R4                                         112,309             16,311                  6.89
     Class W                                       54,191,186          7,877,974                  6.88

-----------------------------------------------------------------------------------------------------------------
Global Technology
     Class A                                      138,622,786         45,570,117                  3.04
     Class B                                       42,629,517         16,336,743                  2.61
     Class C                                        4,011,851          1,532,650                  2.62
     Class I                                           18,312              5,882                  3.11
     Class R4                                         170,593             55,549                  3.07

-----------------------------------------------------------------------------------------------------------------
Partners International Select Growth
     Class A                                      417,563,101         39,611,599                 10.54
     Class B                                       75,005,561          7,389,114                 10.15
     Class C                                        6,676,027            658,369                 10.14
     Class I                                      267,435,627         25,036,721                 10.68
     Class R4                                       1,477,368            139,275                 10.61

-----------------------------------------------------------------------------------------------------------------
Partners International Select Value
     Class A                                    2,032,189,431        167,447,483                 12.14
     Class B                                      394,630,501         33,755,932                 11.69
     Class C                                       37,691,348          3,232,845                 11.66
     Class I                                      196,111,461         15,945,372                 12.30
     Class R4                                       2,167,486            177,221                 12.23

-----------------------------------------------------------------------------------------------------------------
Partners International Small Cap
     Class A                                       91,276,459          8,872,852                 10.29
     Class B                                       19,354,835          1,942,949                  9.96
     Class C                                        1,416,525            142,107                  9.97
     Class I                                       26,099,152          2,507,090                 10.41
     Class R4                                         167,116             16,136                 10.36

-----------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 60





FUND                                             NET ASSETS     SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
-----------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets
     Class A                                   $  661,299,345         44,103,831                $14.99
     Class B                                       93,786,732          6,829,153                 13.73
     Class C                                        7,684,286            557,662                 13.78
     Class I                                       55,502,715          3,609,584                 15.38
     Class R4                                       2,303,639            150,378                 15.32

-----------------------------------------------------------------------------------------------------------------
Threadneedle European Equity
     Class A                                      114,599,774         16,783,815                  6.83
     Class B                                       30,143,346          4,481,982                  6.73
     Class C                                        2,137,525            318,334                  6.71
     Class I                                           19,591              2,865                  6.84
     Class R4                                          45,251              6,611                  6.84

-----------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity
     Class A                                      736,862,352         76,651,956                  9.61
     Class B                                      103,845,698         11,509,285                  9.02
     Class C                                        8,245,080            922,827                  8.93
     Class R2                                           6,099                634                  9.62
     Class R3                                           6,115                634                  9.65
     Class R4                                       9,828,003          1,013,137                  9.70
     Class R5                                           6,141                634                  9.69
     Class W                                            6,170                639                  9.66

-----------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity
     Class A                                      519,709,972         43,914,825                 11.83
     Class B                                       72,155,141          6,271,965                 11.50
     Class C                                        3,848,136            337,985                 11.39
     Class I                                      130,555,776         10,908,936                 11.97
     Class R2                                           5,943                496                 11.98
     Class R3                                           5,956                496                 12.01
     Class R4                                         476,566             39,523                 12.06
     Class R5                                           5,982                496                 12.06

-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
     Class A                                       64,505,264         12,354,119                  5.22
     Class B                                        6,781,519          1,299,956                  5.22
     Class C                                        2,813,599            539,303                  5.22

-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
     Class A                                      851,757,317         69,144,794                 12.32
     Class B                                      136,717,100         12,727,934                 10.74
     Class C                                        6,698,934            623,776                 10.74
     Class I                                       53,521,078          4,198,962                 12.75
     Class R4                                       7,258,132            577,163                 12.58

-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
     Class A                                      682,528,518        180,120,461                  3.79
     Class B                                       26,464,663          6,984,267                  3.79
     Class C                                        4,745,241          1,251,775                  3.79

-----------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
     Class A                                    2,581,740,475        599,871,661                  4.30
     Class B                                       79,940,264         18,578,815                  4.30
     Class C                                       13,358,573          3,102,677                  4.31
-----------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           142,410,486        142,465,323                  1.00
-----------------------------------------------------------------------------------------------------------------







FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.



Statement of Additional Information - March 31, 2008                     Page 61




    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand,


Statement of Additional Information - March 31, 2008                     Page 62




would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley), and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder


Statement of Additional Information - March 31, 2008                     Page 63




group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best


Statement of Additional Information - March 31, 2008                     Page 64




      position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be


Statement of Additional Information - March 31, 2008                     Page 65




voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - March 31, 2008                     Page 66




INVESTING IN A FUND

SALES CHARGE


FOR FUNDS OTHER THAN MONEY MARKET FUNDS:

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge ("CDSC") and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A - CALCULATION OF THE SALES CHARGE
Sales charges are determined as shown in the following tables. The first table is organized by investment category. You can find your fund's investment category in Table 1.

                         TABLE 9. CLASS A SALES CHARGE


For all funds EXCEPT Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:


---------------------------------------------------------------------------------
                                                         FUND-OF-FUNDS - FIXED
                                                       INCOME, STATE TAX-EXEMPT
                                                      FIXED INCOME, TAXABLE FIXED
                         BALANCED, EQUITY, FUND-OF-    INCOME, TAX-EXEMPT FIXED
                               FUNDS - EQUITY                   INCOME
                       ----------------------------------------------------------
     FUND CATEGORY                  SALES CHARGE* AS A PERCENTAGE OF:
---------------------------------------------------------------------------------
                            PUBLIC                       PUBLIC
                           OFFERING     NET AMOUNT      OFFERING      NET AMOUNT
  TOTAL MARKET VALUE       PRICE**       INVESTED       PRICE**        INVESTED
---------------------------------------------------------------------------------
Up to $49,999               5.75%          6.10%         4.75%          4.99%
---------------------------------------------------------------------------------
$50,000 - $99,999           4.75%          4.99%         4.25%          4.44%
---------------------------------------------------------------------------------
$100,000 - $249,999         3.50%          3.63%         3.50%          3.63%
---------------------------------------------------------------------------------
$250,000 - $499,999         2.50%          2.56%         2.50%          2.56%
---------------------------------------------------------------------------------
$500,000 - $999,999         2.00%          2.04%         2.00%          2.04%
---------------------------------------------------------------------------------
$1,000,000 or more***       0.00%          0.00%         0.00%          0.00%
---------------------------------------------------------------------------------



For Absolute Return Currency and Income, Floating Rate, Inflation Protected Securities, Intermediate Tax-Exempt, Limited Duration Bond and Short Duration U.S. Government:


-----------------------------------------------------------------------------------------
                                           SALES CHARGE* AS A
                                              PERCENTAGE OF          SALES CHARGE* AS A
                                             PUBLIC OFFERING            PERCENTAGE OF
          TOTAL MARKET VALUE                     PRICE**             NET AMOUNT INVESTED
-----------------------------------------------------------------------------------------
Up to $49,999                                     3.00%                     3.09%
-----------------------------------------------------------------------------------------
$50,000 - $99,999                                 3.00%                     3.09%
-----------------------------------------------------------------------------------------
$100,000 - $249,999                               2.50%                     2.56%
-----------------------------------------------------------------------------------------
$250,000 - $499,999                               2.00%                     2.04%
-----------------------------------------------------------------------------------------
$500,000 - $999,999                               1.50%                     1.52%
-----------------------------------------------------------------------------------------
$1,000,000 or more***                             0.00%                     0.00%
-----------------------------------------------------------------------------------------



     * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

    ** Purchase price includes the sales charge.

   *** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial institution the following: a sales commission of up to 1.00% for a sale with a total market value of $1,000,000 to $2,999,999; a sales commission up to 0.50% for a sale of $3,000,000 to $9,999,999; and a sales commission up to 0.25% for a sale of $10,000,000 or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - March 31, 2008                     Page 67




                        TABLE 10. PUBLIC OFFERING PRICE

                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------
Income Builder Basic Income                         $10.27           0.9525          $ 10.78
----------------------------------------------------------------------------------------------
Income Builder Enhanced Income                       10.05           0.9525            10.55
----------------------------------------------------------------------------------------------
Income Builder Moderate Income                       10.21           0.9525            10.72
----------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                         10.46           0.9425            11.10
----------------------------------------------------------------------------------------------
Portfolio Builder Conservative                       10.15           0.9525            10.66
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate                           10.46           0.9425            11.10
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                10.48           0.9425            11.12
----------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative              10.28           0.9525            10.79
----------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                       10.53           0.9425            11.17
----------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                           4.90      No sales charge         4.90
----------------------------------------------------------------------------------------------
Small Company Index                                   6.19           0.9425             6.57

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                                         13.43           0.9425            14.25
----------------------------------------------------------------------------------------------
Partners Small Cap Growth                             4.97           0.9425            5.27
----------------------------------------------------------------------------------------------
Precious Metals and Mining                           14.08           0.9425            14.94
----------------------------------------------------------------------------------------------
Small Cap Advantage                                   5.99           0.9425             6.36

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------
Retirement Plus 2010                                 10.91           0.9425            11.58
----------------------------------------------------------------------------------------------
Retirement Plus 2015                                 11.03           0.9425            11.70
----------------------------------------------------------------------------------------------
Retirement Plus 2020                                 11.07           0.9425            11.75
----------------------------------------------------------------------------------------------
Retirement Plus 2025                                 11.08           0.9425            11.76
----------------------------------------------------------------------------------------------
Retirement Plus 2030                                 11.13           0.9425            11.81
----------------------------------------------------------------------------------------------
Retirement Plus 2035                                 11.06           0.9425            11.73
----------------------------------------------------------------------------------------------
Retirement Plus 2040                                 11.11           0.9425            11.79
----------------------------------------------------------------------------------------------
Retirement Plus 2045                                 11.10           0.9425            11.78

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------
High Yield Bond                                       3.02           0.9525             3.17
----------------------------------------------------------------------------------------------
Partners Aggressive Growth                            9.85           0.9425           10.45
----------------------------------------------------------------------------------------------
Partners Fundamental Value                            7.02           0.9425            7.45
----------------------------------------------------------------------------------------------
Partners Select Value                                 5.93           0.9425             6.29
----------------------------------------------------------------------------------------------
Partners Small Cap Equity                             6.79           0.9425             7.20
----------------------------------------------------------------------------------------------
Partners Small Cap Value                              6.56           0.9425             6.96
----------------------------------------------------------------------------------------------
Short Duration U.S. Government                        4.73           0.9525            4.97
----------------------------------------------------------------------------------------------
U.S. Government Mortgage                              5.00           0.9525             5.25

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                                  9.65           0.9425            10.24
----------------------------------------------------------------------------------------------
Real Estate                                          15.83           0.9425            16.80
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------
Cash Management                                       1.00      No sales charge         1.00

----------------------------------------------------------------------------------------------
Disciplined Equity                                    7.22           0.9425             7.66
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  9.55           0.9425            10.13

----------------------------------------------------------------------------------------------
Disciplined Small Cap Value                          10.00           0.9425            10.61
----------------------------------------------------------------------------------------------
Floating Rate                                         9.70           0.9525            10.18

----------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 68





                                                                                     PUBLIC
                                                   NET ASSET   1.0 MINUS MAXIMUM    OFFERING
FUND                                                 VALUE        SALES CHARGE        PRICE
----------------------------------------------------------------------------------------------
Growth                                              $32.73           0.9425          $ 34.73
----------------------------------------------------------------------------------------------
Income Opportunities                                  9.99           0.9525            10.49

----------------------------------------------------------------------------------------------
Inflation Protected Securities                        9.69           0.9525            10.17
----------------------------------------------------------------------------------------------
Large Cap Equity                                      6.05           0.9425             6.42

----------------------------------------------------------------------------------------------
Large Cap Value                                       5.71           0.9425             6.06
----------------------------------------------------------------------------------------------
Limited Duration Bond                                 9.58           0.9525            10.06

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------
California Tax-Exempt                                 5.03           0.9525             5.28
----------------------------------------------------------------------------------------------
Diversified Bond                                      4.81           0.9525             5.05
----------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                  5.14           0.9525             5.40
----------------------------------------------------------------------------------------------
New York Tax-Exempt                                   4.93           0.9525             5.18

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
Balanced                                             11.46           0.9425            12.16
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                         10.36           0.9425            10.99
----------------------------------------------------------------------------------------------
Diversified Equity Income                            14.34           0.9425            15.21
----------------------------------------------------------------------------------------------
Mid Cap Value                                        10.15           0.9425            10.77
----------------------------------------------------------------------------------------------
Strategic Allocation                                 12.48           0.9425            13.24
----------------------------------------------------------------------------------------------
Strategic Income Allocation                           9.84           0.9525            10.33

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
Absolute Return Currency and Income                  10.58           0.9700            10.91
----------------------------------------------------------------------------------------------
Disciplined International Equity                     13.06           0.9425            13.86
----------------------------------------------------------------------------------------------
Emerging Markets Bond                                10.57           0.9525            11.10
----------------------------------------------------------------------------------------------
Global Bond                                           6.89           0.9525             7.23
----------------------------------------------------------------------------------------------
Global Technology                                     3.04           0.9425             3.23
----------------------------------------------------------------------------------------------
Partners International Select Growth                 10.54           0.9425            11.18
----------------------------------------------------------------------------------------------
Partners International Select Value                  12.14           0.9425            12.88
----------------------------------------------------------------------------------------------
Partners International Small Cap                     10.29           0.9425            10.92
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                        14.99           0.9425            15.90
----------------------------------------------------------------------------------------------
Threadneedle European Equity                          6.83           0.9425             7.25
----------------------------------------------------------------------------------------------
Threadneedle Global Equity                            9.61           0.9425            10.20
----------------------------------------------------------------------------------------------
Threadneedle International Opportunity               11.83           0.9425            12.55

----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                               5.22           0.9525             5.48
----------------------------------------------------------------------------------------------
Mid Cap Growth                                       12.32           0.9425            13.07
----------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       3.79           0.9525             3.98
----------------------------------------------------------------------------------------------
Tax-Exempt High Income                                4.30           0.9525             4.51
----------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               1.00      No sales charge         1.00
----------------------------------------------------------------------------------------------




CLASS A - LETTER OF INTENT (LOI)
If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included in your LOI. For example, a shareholder currently has $60,000 ROA in RiverSource funds. Shareholder completes an LOI to invest $100,000 in RiverSource funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in RiverSource funds' Class A shares in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your


Statement of Additional Information - March 31, 2008                     Page 69




commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by ROA or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include any new reinvested dividends and directed dividends earned in any RiverSource funds during the 13-month period; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS B SHARES
Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS C SHARES
Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

CLASS D SHARES
Class D shares are offered through wrap fee programs or other investment products. Class D shares are sold without a front-end sales charge or CDSC. Class D shares are subject to a distribution fee.

CLASS E SHARES
Class E shares are offered to qualifying institutional investors and brokerage accounts. Class E shares are sold without a front-end sales charge or CDSC. Class E shares are subject to a plan administration fee.

CLASS I SHARES
Class I shares are offered to qualifying institutional investors. Class I shares are sold without a front-end sales charge or CDSC.

CLASS R SHARES
Class R2, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors. Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R2 and Class R3 shares are subject to a distribution fee. Class R2, Class R3 and R4 shares are subject to a plan administration fee. The following investors are eligible to purchase Class R2, Class R3, Class R4 and Class R5 shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans;

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code;

    - Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

    - Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource funds); and

    - Bank Trusts.

CLASS W SHARES
Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.



Statement of Additional Information - March 31, 2008                     Page 70




CLASS Y SHARES
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC. Class Y shares are subject to a plan administration fee. The following investors are eligible to purchase Class Y shares:

    - Qualified employee benefit plans;

    - Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

    - Nonqualified deferred compensation plans; and

    - State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

In addition, for Class I, Class R and Class W shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

REJECTION OF BUSINESS

Each fund and RiverSource Distributors, Inc. reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.



Statement of Additional Information - March 31, 2008                     Page 71




CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        TABLE 11. CAPITAL LOSS CARRYOVER


                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
--------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income             $        0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income             870,491         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                       0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                                       0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                   0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index(a)                         1,885,594         --            --         1,885,594        --            --
--------------------------------------------------------------------------------------------------------------------------
Small Company Index                              0         --            --                --        --            --

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Equity Value                                     0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                        0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                       0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                              0         --            --                --        --            --
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------
Income Builder Basic Income               --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            --            --            --            --          870,491
---------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Aggressive                                --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
Conservative                              --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity            --            --            --            --               --
---------------------------------------------------------------------------------------------------------
S&P 500 Index(a)                          --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Small Company Index                       --            --            --            --               --

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------
Equity Value                              --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                 --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Precious Metals and Mining                --            --            --            --               --
---------------------------------------------------------------------------------------------------------
Small Cap Advantage                       --            --            --            --               --
---------------------------------------------------------------------------------------------------------






Statement of Additional Information - March 31, 2008                     Page 72





                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                  $            0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                               0           --             --            --            --           --

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        1,365,339,132   50,473,765    226,001,198   517,121,802   552,664,309            0
--------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             1,192,607,972            0    826,406,866   315,348,051    23,741,111   27,111,944
--------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                         0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners Select Value                      4,875,220            0              0             0     2,366,790    2,508,430
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                 28,072,092            0              0    28,072,092             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                           0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government           220,701,443   35,174,077    117,356,906             0             0            0
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                   1,209,634            0              0             0             0            0

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                     398,074,003            0              0             0   398,074,003            0
--------------------------------------------------------------------------------------------------------------------------
Real Estate                                        0           --             --            --            --           --

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------
Cash Management                                6,554            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                 0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                       121,627            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                        0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Floating Rate                              1,918,822            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Growth                                   284,278,656            0              0             0   284,278,656            0
--------------------------------------------------------------------------------------------------------------------------
Income Opportunities                               0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities             3,973,349            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                         158,388,854   51,243,861     70,190,395    24,231,893    12,722,705            0
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                    0           --             --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                      3,394,837            0              0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------
Retirement Plus 2010                          --            --            --            --        --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2015                          --            --            --            --        --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2020                          --            --            --            --        --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2025                          --            --            --            --        --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2030                          --            --            --            --        --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2035                          --            --            --            --        --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2040                          --            --            --            --        --
---------------------------------------------------------------------------------------------------------
Retirement Plus 2045                          --            --            --            --        --

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------
High Yield Bond                                0    19,078,058             0             0
---------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                     0             0             0             0
---------------------------------------------------------------------------------------------------------
Partners Fundamental Value                    --            --            --            --
---------------------------------------------------------------------------------------------------------
Partners Select Value                          0             0             0             0
---------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      0             0             0             0
---------------------------------------------------------------------------------------------------------
Partners Small Cap Value                      --            --            --            --
---------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        36,267,962    20,469,230     9,579,187    1,854,081
---------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                       0       545,026       664,608            0

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------
Dividend Opportunity                           0             0             0             0
---------------------------------------------------------------------------------------------------------
Real Estate                                   --            --            --            --

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------
Cash Management                                0             0             0         6,554
---------------------------------------------------------------------------------------------------------
Disciplined Equity                            --            --            --            --
---------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
Equity                                         0        93,125        21,904         6,598
---------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                   --            --            --            --
---------------------------------------------------------------------------------------------------------
Floating Rate                                  0             0        33,562     1,885,260
---------------------------------------------------------------------------------------------------------
Growth                                         0             0             0             0
---------------------------------------------------------------------------------------------------------
Income Opportunities                          --            --            --            --
---------------------------------------------------------------------------------------------------------
Inflation Protected Securities                 0             0     2,136,395     1,836,954
---------------------------------------------------------------------------------------------------------
Large Cap Equity                               0             0             0             0
---------------------------------------------------------------------------------------------------------
Large Cap Value                               --            --            --            --
---------------------------------------------------------------------------------------------------------
Limited Duration Bond                          0       388,116     2,946,394        60,327
---------------------------------------------------------------------------------------------------------





Statement of Additional Information - March 31, 2008                     Page 73




                                          TOTAL          AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       CAPITAL LOSS     EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    CARRYOVERS       IN 2008       IN 2009       IN 2010       IN 2011       IN 2012
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  $          0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Diversified Bond                        154,484,363          0        75,831,798    49,658,521             0    5,227,159
--------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                      2,437,360          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                               0         --                --            --            --           --

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Balanced                                695,010,276          0           757,502   300,688,916   368,676,980   24,886,878
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                245,720          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                         0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                              0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                  27,193          0                 0             0             0            0

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                  0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                             0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Global Bond                               4,163,824          0                 0     3,665,053             0            0
--------------------------------------------------------------------------------------------------------------------------
Global Technology                       331,644,553          0       250,345,326    81,299,227             0            0
--------------------------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                            0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners International Select Value               0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap                  0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                     0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity             41,025,111          0        19,489,378    16,514,518     5,021,215            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity              344,634,903          0       170,490,067   143,634,885    30,509,951            0
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                             234,796,830          0       137,301,860    59,231,998    38,262,972            0

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                     177,579          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    0         --                --            --            --           --
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                             729,269          0                 0             0             0            0
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                            0         --                --            --            --           --

--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                      22,784        166                 0        18,332             0            0
--------------------------------------------------------------------------------------------------------------------------
                                        AMOUNT        AMOUNT        AMOUNT        AMOUNT        AMOUNT
                                       EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                                    IN 2013       IN 2014       IN 2015       IN 2016       IN 2017
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------
California Tax-Exempt                        --             --           --             --
---------------------------------------------------------------------------------------------------------
Diversified Bond                              0     12,836,807            0     10,930,078
---------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                    993,611        913,006           --        530,743
---------------------------------------------------------------------------------------------------------
New York Tax-Exempt                          --             --           --             --

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------
Balanced                                      0              0            0              0
---------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                  0              0      245,720              0
---------------------------------------------------------------------------------------------------------
Diversified Equity Income                    --             --           --             --
---------------------------------------------------------------------------------------------------------
Mid Cap Value                                --             --           --             --
---------------------------------------------------------------------------------------------------------
Strategic Allocation                         --             --           --             --
---------------------------------------------------------------------------------------------------------
Strategic Income Allocation                   0              0       27,193              0

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income          --             --           --             --
---------------------------------------------------------------------------------------------------------
Disciplined International Equity             --             --           --             --
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond                        --             --           --             --
---------------------------------------------------------------------------------------------------------
Global Bond                                   0        498,771            0              0
---------------------------------------------------------------------------------------------------------
Global Technology                             0              0            0              0
---------------------------------------------------------------------------------------------------------
Partners International Select
Growth                                       --             --           --             --
---------------------------------------------------------------------------------------------------------
Partners International Select Value          --             --           --             --
---------------------------------------------------------------------------------------------------------
Partners International Small Cap             --             --           --             --
---------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                --             --           --             --
---------------------------------------------------------------------------------------------------------
Threadneedle European Equity                  0              0            0              0
---------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                    0              0            0              0
---------------------------------------------------------------------------------------------------------
Threadneedle International
Opportunity                                   0              0            0              0

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       0        177,579            0              0
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                               --             --           --             --
---------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               0        729,269            0              0
---------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                       --             --           --             --

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   4,286              0            0              0
---------------------------------------------------------------------------------------------------------





(a) The fund also had recognized built-in losses of $3,602,230 at Jan. 31, 2008, that if not offset by capital gains, will expire as follows:
       $41,050 in 2012, $3,259,225 in 2013, $235,890 in 2014 and $66,065 in
       2015.



Statement of Additional Information - March 31, 2008                     Page 74



TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE
You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Only certain qualified dividend income (QDI) will be subject to the 15% and 5% (and 0%) tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred's dividends).

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 12. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME

                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

--------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)                           13.76%                   16.17%

--------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                        12.60                     16.13

--------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 75





                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                        16.31                     19.46
--------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             26.29                     37.78
--------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            6.13                      8.87

--------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                               13.84                     20.15

--------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                    20.05                     29.14

--------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                  10.92                     15.29

--------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                           36.08                     52.38

--------------------------------------------------------------------------------------------------
S&P 500 Index                                            100.00                    100.00
--------------------------------------------------------------------------------------------------
Small Company Index                                      100.00                    100.00

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------
Equity Value                                            100.00%                   100.00%
--------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                18.94                     19.28
--------------------------------------------------------------------------------------------------
Precious Metals and Mining                                1.78                     10.69

--------------------------------------------------------------------------------------------------
Small Cap Advantage                                      20.49                     20.53

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------
Retirement Plus 2010                                      9.72                     13.21
--------------------------------------------------------------------------------------------------
Retirement Plus 2015                                     12.59                     17.30
--------------------------------------------------------------------------------------------------
Retirement Plus 2020                                     15.32                     21.40
--------------------------------------------------------------------------------------------------
Retirement Plus 2025                                     17.48                     24.42
--------------------------------------------------------------------------------------------------
Retirement Plus 2030                                     17.11                     24.03
--------------------------------------------------------------------------------------------------
Retirement Plus 2035                                     16.97                     23.78
--------------------------------------------------------------------------------------------------
Retirement Plus 2040                                     17.24                     24.10
--------------------------------------------------------------------------------------------------
Retirement Plus 2045                                     16.31                     22.81

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------
High Yield Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Partners Aggressive Growth                               20.97                     24.18
--------------------------------------------------------------------------------------------------
Partners Fundamental Value                               100.00                   100.00
--------------------------------------------------------------------------------------------------
Partners Select Value                                    100.00                    100.00
--------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                  0                         0
--------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 18.32                     19.93
--------------------------------------------------------------------------------------------------
Short Duration U.S. Government                             0                         0
--------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                   0                         0

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------
Dividend Opportunity                                     99.84                     100.00
--------------------------------------------------------------------------------------------------
Real Estate                                               1.61                      3.93

--------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 76





                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------
Cash Management                                            0                         0
--------------------------------------------------------------------------------------------------
Disciplined Equity                                       25.90                     26.15
--------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                     100.00                    100.00
--------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                              18.44                     18.71
--------------------------------------------------------------------------------------------------
Floating Rate                                              0                         0
--------------------------------------------------------------------------------------------------
Growth                                                   100.00                    100.00
--------------------------------------------------------------------------------------------------
Income Opportunities                                       0                         0
--------------------------------------------------------------------------------------------------
Inflation Protected Securities                             0                         0
--------------------------------------------------------------------------------------------------
Large Cap Equity                                         48.37%                    51.53%
--------------------------------------------------------------------------------------------------
Large Cap Value                                          79.11                     85.37
--------------------------------------------------------------------------------------------------
Limited Duration Bond                                      0                         0

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------
California Tax-Exempt                                      0                         0
--------------------------------------------------------------------------------------------------
Diversified Bond                                           0                         0
--------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                                       0                         0
--------------------------------------------------------------------------------------------------
New York Tax-Exempt                                        0                         0

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------
Balanced                                                 58.30                     62.48
--------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                               0                         0
--------------------------------------------------------------------------------------------------
Diversified Equity Income                                100.00                    100.00
--------------------------------------------------------------------------------------------------
Mid Cap Value                                            65.46                     80.61
--------------------------------------------------------------------------------------------------
Strategic Allocation                                     53.06                     87.46
--------------------------------------------------------------------------------------------------
Strategic Income Allocation                               4.92                      4.92

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                        0                         0
--------------------------------------------------------------------------------------------------
Disciplined International Equity                          0.26                     78.89
--------------------------------------------------------------------------------------------------
Emerging Markets Bond                                      0                         0
--------------------------------------------------------------------------------------------------
Global Bond                                                0                         0
--------------------------------------------------------------------------------------------------
Global Technology                                          0                         0
--------------------------------------------------------------------------------------------------
Partners International Select Growth                       0                       23.04
--------------------------------------------------------------------------------------------------
Partners International Select Value                        0                       100.00
--------------------------------------------------------------------------------------------------
Partners International Small Cap                           0                       50.58
--------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                              0                       12.81
--------------------------------------------------------------------------------------------------
Threadneedle European Equity                               0                       100.00
--------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               59.61                    100.00
--------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                     0                       100.00

--------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 77




                                                  PERCENT OF DIVIDENDS
                                                       QUALIFYING        QUALIFIED DIVIDEND INCOME
FUND                                            FOR CORPORATE DEDUCTION       FOR INDIVIDUALS
--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                    0                         0
--------------------------------------------------------------------------------------------------
Mid Cap Growth                                             0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                            0                         0
--------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                     0                         0

--------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    0                         0
--------------------------------------------------------------------------------------------------





   (a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. The information shown is for the period from June 1, 2007 through Jan. 31, 2008.


A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may by liable for additional federal income tax.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some


Statement of Additional Information - March 31, 2008                     Page 78




time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

Return of Capital. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable, however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

The 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. sec. 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Only two states have addressed whether a state's exemption of interest on its own bonds or those of its political subdivisions, but not of interest on the bonds of other states or their political subdivisions, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. A court in Ohio decided in 1994 that the Ohio law was not unconstitutional. However, the Kentucky Court of Appeals held early in 2006 that the Kentucky law violated the Commerce Clause. The Kentucky Supreme Court declined to review this decision, however, the U.S. Supreme Court accepted certiorari in May 2007, and is expected to review the case in the fall of 2007. The Funds cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable for Minnesota income tax purposes under
Section 289A.50, subdivision 10.

Similarly, the other State Tax-Exempt Funds cannot predict the likelihood that interest on state and municipal bonds held in such funds would become taxable under such applicable state law.

See Appendix B for more information regarding state tax-exempt funds.



Statement of Additional Information - March 31, 2008                     Page 79




SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 13. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income            First $1.0           0.890%                          0.890%
                                               Next 1.0             0.865
                                               Next 1.0             0.840
                                               Next 3.0             0.815
                                               Next 1.5             0.790
                                               Next 1.5             0.775
                                               Next 1.0             0.770
                                               Next 5.0             0.760
                                               Next 5.0             0.750
                                               Next 4.0             0.740
                                               Next 26.0            0.720
                                               Over 50.0            0.700

------------------------------------------------------------------------------------------------------------------------------
Balanced                                       First $1.0           0.530                            0.529
                                               Next 1.0             0.505
                                               Next 1.0             0.480
                                               Next 3.0             0.455
                                               Next 1.5             0.430
                                               Next 2.5             0.410
                                               Next 5.0             0.390
                                               Next 9.0             0.370
                                               Over 24.0            0.350

------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                          First $0.25          0.410                     California - 0.410
Minnesota Tax-Exempt                           Next 0.25            0.385                      Minnesota - 0.405
New York Tax-Exempt                            Next 0.25            0.360                      New York - 0.410
                                               Next 0.25            0.345
                                               Next 6.5             0.320
                                               Next 2.5             0.310
                                               Next 5.0             0.300
                                               Next 9.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 80





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                First $1.0           0.330%                          0.285%
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150

------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                             First $1.0           0.600                 Disciplined Equity - 0.577
Disciplined Large Cap Growth                   Next 1.0             0.575            Disciplined Large Cap Growth - 0.600
Diversified Equity Income                      Next 1.0             0.550              Diversified Equity Income - 0.535
Growth                                         Next 3.0             0.525                       Growth - 0.571
Large Cap Equity                               Next 1.5             0.500                  Large Cap Equity - 0.547
Large Cap Value                                Next 2.5             0.485                   Large Cap Value - 0.600
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375

------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity               First $0.25          0.800          Disciplined International Equity - 0.779
Threadneedle European Equity                   Next 0.25            0.775            Threadneedle European Equity - 0.800
Threadneedle Global Equity                     Next 0.25            0.750             Threadneedle Global Equity - 0.769
Threadneedle International Opportunity         Next 0.25            0.725       Threadneedle International Opportunity - 0.748
                                               Next 1.0             0.700
                                               Next 5.5             0.675
                                               Next 2.5             0.660
                                               Next 5.0             0.645
                                               Next 5.0             0.635
                                               Next 4.0             0.610
                                               Next 26.0            0.600
                                               Over 50.0            0.570

------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity           First $1.0           0.700                Disciplined Small and Mid Cap
Mid Cap Growth                                 Next 1.0             0.675                       Equity - 0.700%
                                               Next 1.0             0.650                   Mid Cap Growth - 0.699
                                               Next 3.0             0.625
                                               Next 1.5             0.600
                                               Next 2.5             0.575
                                               Next 5.0             0.550
                                               Next 9.0             0.525
                                               Next 26.0            0.500
                                               Over 50.0            0.475

------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                    First $0.25          0.850                            0.850
                                               Next 0.25            0.825
                                               Next 0.25            0.800
                                               Next 0.25            0.775
                                               Next 1.0             0.750
                                               Over 2.0             0.725

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 81





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                               First $1.0           0.480%                 Diversified Bond - 0.455
Limited Duration Bond                          Next 1.0             0.455                Limited Duration Bond - 0.480
                                               Next 1.0             0.430
                                               Next 3.0            0.405
                                               Next 1.5            0.380
                                               Next 1.5            0.365
                                               Next 1.0            0.360
                                               Next 5.0            0.350
                                               Next 5.0            0.340
                                               Next 4.0            0.330
                                               Next 26.0           0.310
                                               Over 50.0           0.290

------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                           First $0.50          0.610                            0.578
                                               Next 0.50            0.585
                                               Next 1.0             0.560
                                               Next 1.0             0.535
                                               Next 3.0             0.510
                                               Next 4.0             0.480
                                               Next 5.0             0.470
                                               Next 5.0             0.450
                                               Next 4.0             0.425
                                               Next 26.0            0.400
                                               Over 50.0            0.375

------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                          First $0.25          0.720                Emerging Markets Bond - 0.720
Global Bond                                    Next 0.25            0.695                     Global Bond - 0.706
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 6.5             0.620
                                               Next 2.5             0.605
                                               Next 5.0             0.590
                                               Next 5.0             0.580
                                               Next 4.0             0.560
                                               Next 26.0            0.540
                                               Over 50.0            0.520

------------------------------------------------------------------------------------------------------------------------------
Equity Value                                   First $0.50          0.530                            0.510
                                               Next 0.50            0.505
                                               Next 1.0             0.480
                                               Next 1.0             0.455
                                               Next 3.0             0.430
                                               Over 6.0             0.400

------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                  First $1.0           0.610                           0.610%
Income Opportunities                           Next 1.0             0.585
                                               Next 1.0             0.560
                                               Next 3.0             0.535
                                               Next 1.5             0.510
                                               Next 1.5             0.495
                                               Next 1.0             0.470
                                               Next 5.0             0.455
                                               Next 5.0             0.445
                                               Next 4.0             0.420
                                               Next 26.0            0.405
                                               Over 50.0            0.380

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 82





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Global Technology                              First $0.25          0.720%                           0.720
                                               Next 0.25            0.695
                                               Next 0.25            0.670
                                               Next 0.25            0.645
                                               Next 1.0             0.620
                                               Over 2.0             0.595

------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                First $1.0           0.590                            0.578
                                               Next 1.0             0.565
                                               Next 1.0             0.540
                                               Next 3.0             0.515
                                               Next 1.5             0.490
                                               Next 1.5             0.475
                                               Next 1.0             0.450
                                               Next 5.0             0.435
                                               Next 5.0             0.425
                                               Next 4.0             0.400
                                               Next 26.0            0.385
                                               Over 50.0            0.360

------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)                 N/A                    N/A                             N/A
Income Builder Enhanced Income(a)
Income Builder Moderate Income(a)
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045

------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                 First $1.0           0.440                           0.440%
                                               Next 1.0             0.415
                                               Next 1.0             0.390
                                               Next 3.0             0.365
                                               Next 1.5             0.340
                                               Next 1.5             0.325
                                               Next 1.0             0.320
                                               Next 5.0             0.310
                                               Next 5.0             0.300
                                               Next 4.0             0.290
                                               Next 26.0            0.270
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 83





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                        First $1.0           0.390%                           0.390
                                               Next 1.0             0.365
                                               Next 1.0             0.340
                                               Next 3.0             0.315
                                               Next 1.5             0.290
                                               Next 2.5             0.280
                                               Next 5.0             0.270
                                               Next 35.0            0.260
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                  First $1.0           0.700                            0.679
                                               Next 1.0            0.675
                                               Next 1.0            0.650
                                               Next 3.0            0.625
                                               Next 1.5            0.600
                                               Next 2.5            0.575
                                               Next 5.0            0.550
                                               Next 9.0            0.525
                                               Next 26.0           0.500
                                               Over 50.0           0.475
------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                     First $0.50          0.890                            0.886
                                               Next 0.50           0.865
                                               Next 1.0            0.840
                                               Next 1.0            0.815
                                               Next 3.0            0.790
                                               Over 6.0            0.765

------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                     First $0.50          0.730                           0.711
                                               Next 0.50            0.705
                                               Next 1.0            0.680
                                               Next 1.0            0.655
                                               Next 3.0            0.630
                                               Over 6.0            0.600

------------------------------------------------------------------------------------------------------------------------------
Partners International Select Growth           First $0.25          1.000                            0.974
                                               Next 0.25            0.975
                                               Next 0.25            0.950
                                               Next 0.25            0.925
                                               Next 1.0             0.900
                                               Over 2.0             0.875

------------------------------------------------------------------------------------------------------------------------------
Partners International Select Value            First $0.25          0.900                           0.817%
                                               Next 0.25            0.875
                                               Next 0.25            0.850
                                               Next 0.25            0.825
                                               Next 1.0             0.800
                                               Over 2.0             0.775
------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap               First $0.25          1.120                            1.120
                                               Next 0.25           1.095
                                               Next 0.25           1.070
                                               Next 0.25           1.045
                                               Next 1.0            1.020
                                               Over 2.0            0.995

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 84





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Partners Select Value                          First $0.50          0.780%                           0.775
                                               Next 0.50           0.755
                                               Next 1.0            0.730
                                               Next 1.0            0.705
                                               Next 3.0            0.680
                                               Over 6.0            0.650

------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                      First $0.25          0.970                            0.964
                                               Next 0.25           0.945
                                               Next 0.25           0.920
                                               Next 0.25           0.895
                                               Over 1.0            0.870

------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                      First $0.25          0.920                            0.920
                                               Next 0.25           0.895
                                               Next 0.25           0.870
                                               Next 0.25           0.845
                                               Next 1.0            0.820
                                               Over 2.0            0.795

------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                       First $0.25          0.970                            0.933
                                               Next 0.25           0.945
                                               Next 0.25           0.920
                                               Next 0.25           0.895
                                               Over 1.0            0.870

------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                     First $0.25          0.800                            0.800
                                               Next 0.25            0.775
                                               Next 0.25            0.750
                                               Next 0.25            0.725
                                               Next 1.0             0.700
                                               Over 2.0             0.675

------------------------------------------------------------------------------------------------------------------------------
Real Estate                                    First $1.0           0.840                            0.840
                                               Next 1.0             0.815
                                               Next 1.0             0.790
                                               Next 3.0             0.765
                                               Next 6.0             0.740
                                               Next 12.0            0.730
                                               Over 24.0            0.720

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 85





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                  First $1.0           0.220%                          0.220%
                                               Next 1.0             0.210
                                               Next 1.0             0.200
                                               Next 4.5             0.190
                                               Next 2.5             0.180
                                               Next 5.0             0.170
                                               Next 9.0             0.160
                                               Next 26.0            0.140
                                               Over 50.0            0.120
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                 First $1.0           0.480                            0.480
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.340
                                               Next 5.0             0.325
                                               Next 5.0             0.315
                                               Next 4.0             0.290
                                               Next 26.0            0.275
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                            First $0.25          0.790                            0.772
                                               Next 0.25            0.765
                                               Next 0.25            0.740
                                               Next 0.25            0.715
                                               Next 1.0             0.690
                                               Over 2.0             0.665

------------------------------------------------------------------------------------------------------------------------------
Small Company Index                            First $0.25          0.360                            0.350
                                               Next 0.25            0.350
                                               Next 0.25            0.340
                                               Next 0.25            0.330
                                               Next 6.5             0.320
                                               Next 7.5             0.300
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.240

------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                           First $1.0           0.570                            0.554
                                               Next 1.0             0.545
                                               Next 1.0             0.520
                                               Next 3.0             0.495
                                               Next 1.5             0.470
                                               Next 2.5             0.450
                                               Next 5.0             0.430
                                               Next 9.0             0.410
                                               Over 24.0            0.390

------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                    First $0.25          0.550                            0.550
                                               Next 0.25            0.525
                                               Next 0.25            0.500
                                               Over 0.75            0.475

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 86





                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                First $1.0           0.410%                          0.410%
                                               Next 1.0             0.385
                                               Next 1.0             0.360
                                               Next 3.0             0.335
                                               Next 1.5             0.310
                                               Next 2.5             0.300
                                               Next 5.0             0.290
                                               Next 9.0             0.280
                                               Next 26.0            0.260
                                               Over 50.0            0.250

------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                         First $1.0           0.470                            0.448
                                               Next 1.0             0.445
                                               Next 1.0             0.420
                                               Next 3.0             0.395
                                               Next 1.5             0.370
                                               Next 2.5             0.360
                                               Next 5.0             0.350
                                               Next 9.0             0.340
                                               Next 26.0            0.320
                                               Over 50.0            0.300

------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                        First $1.0           0.330                            0.330
                                               Next 0.5             0.313
                                               Next 0.5             0.295
                                               Next 0.5             0.278
                                               Next 2.5             0.260
                                               Next 1.0             0.240
                                               Next 1.5             0.220
                                               Next 1.5             0.215
                                               Next 1.0             0.190
                                               Next 5.0             0.180
                                               Next 5.0             0.170
                                               Next 4.0             0.160
                                               Over 24.0            0.150

------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                  First $0.25          1.100                            1.077
                                               Next 0.25           1.080
                                               Next 0.25           1.060
                                               Next 0.25           1.040
                                               Next 1.0            1.020
                                               Next 5.5            1.000
                                               Next 2.5            0.985
                                               Next 5.0            0.970
                                               Net 5.0             0.960
                                               Next 4.0            0.935
                                               Next 26.0           0.920
                                               Over 50.0           0.900

------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 87




                                                                                                 DAILY RATE ON
                                                  ASSETS      ANNUAL RATE AT                   LAST DAY OF MOST
FUND                                            (BILLIONS)   EACH ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                       First $1.0           0.480%                          0.480%
                                               Next 1.0             0.455
                                               Next 1.0             0.430
                                               Next 3.0             0.405
                                               Next 1.5             0.380
                                               Next 1.5             0.365
                                               Next 1.0             0.360
                                               Next 5.0             0.350
                                               Next 5.0             0.340
                                               Next 4.0             0.330
                                               Next 26.0            0.310
                                               Over 50.0            0.290
------------------------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. The information shown is as of Jan. 31, 2008.


Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund's participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                            TABLE 14. LIPPER INDEXES

                                                                               FEE INCREASE OR
FUND                                    LIPPER INDEX                              (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
----------------------------------------------------------------------------------------------
Equity Value                            Lipper Large-Cap Value Funds             $   842,685
----------------------------------------------------------------------------------------------
Partners Small Cap Growth               Lipper Small-Cap Growth Funds                74,739
----------------------------------------------------------------------------------------------
Precious Metals and Mining              Lipper Gold Funds                            (20,073)
----------------------------------------------------------------------------------------------
Small Cap Advantage                     Lipper Small-Cap Core Funds                 (506,105)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MAY 31
----------------------------------------------------------------------------------------------
Partners Aggressive Growth              Lipper Mid-Cap Growth Funds                 (363,354)
----------------------------------------------------------------------------------------------
Partners Fundamental Value              Lipper Large-Cap Core Funds(a)              (596,440)
----------------------------------------------------------------------------------------------
Partners Select Value                   Lipper Mid-Cap Value Funds(b)                151,566
----------------------------------------------------------------------------------------------
Partners Small Cap Equity               Lipper Small-Cap Core Funds                 (259,546)
----------------------------------------------------------------------------------------------
Partners Small Cap Value                Lipper Small-Cap Value Funds                  77,314
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
----------------------------------------------------------------------------------------------
Dividend Opportunity                    Lipper Equity Income Funds                 1,238,194
----------------------------------------------------------------------------------------------
Real Estate                             Lipper Real Estate Funds                     155,486
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JULY 31
----------------------------------------------------------------------------------------------
Disciplined Equity                      Lipper Large-Cap Core Funds                  716,428
----------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity    Lipper Mid-Cap Core Funds                    (17,062)
----------------------------------------------------------------------------------------------
Disciplined Small Cap Value             Lipper Small-Cap Value Funds                 (13,668)
----------------------------------------------------------------------------------------------
Growth                                  Lipper Large-Cap Growth Funds              2,987,141
----------------------------------------------------------------------------------------------
Large Cap Equity                        Lipper Large-Cap Core Funds                  788,515
----------------------------------------------------------------------------------------------
Large Cap Value                         Lipper Large-Cap Value Funds                  (3,332)
----------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 88





                                                                               FEE INCREASE OR
FUND                                    LIPPER INDEX                              (DECREASE)
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Balanced                                Lipper Balanced Funds                    $   520,967
----------------------------------------------------------------------------------------------
Disciplined Large Cap Growth            Lipper Large-Cap Growth Funds                    0(c)
----------------------------------------------------------------------------------------------
Diversified Equity Income               Lipper Equity Income Funds                 1,134,237
----------------------------------------------------------------------------------------------
Mid Cap Value                           Lipper Mid-Cap Value Funds                   578,014
----------------------------------------------------------------------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds              929,457
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Disciplined International Equity        Funds                                         86,560
----------------------------------------------------------------------------------------------
Global Technology                       Lipper Science and Technology Funds          172,062
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap
Partners International Select Growth    Growth Funds                                 (30,833)
----------------------------------------------------------------------------------------------
                                        Lipper International Multi-Cap Value
Partners International Select Value     Funds                                        296,140
----------------------------------------------------------------------------------------------
Partners International Small Cap        Lipper International Small-Cap Funds          18,317
----------------------------------------------------------------------------------------------
Threadneedle Emerging Markets           Lipper Emerging Markets Funds                197,327
----------------------------------------------------------------------------------------------
Threadneedle European Equity            Lipper European Funds                       (106,381)
----------------------------------------------------------------------------------------------
Threadneedle Global Equity              Lipper Global Funds                          29,844
----------------------------------------------------------------------------------------------
                                        Lipper International Large-Cap Core
Threadneedle International Opportunity  Funds                                        421,640
----------------------------------------------------------------------------------------------
FISCAL YEAR ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------
Mid Cap Growth                          Lipper Mid-Cap Growth Funds               (1,678,023)
----------------------------------------------------------------------------------------------




 (a) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Large-Cap Value Funds Index. See "Change in Index" below.
 (b) The index against which the fund's performance was measured prior to Jan. 1, 2008 was the Lipper Multi-Cap Value Funds Index. See "Change in Index" below.
 (c) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 15. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE   ADJUSTMENT RATE                         DIFFERENCE    ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------
0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------
4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------
6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------


For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to


Statement of Additional Information - March 31, 2008                     Page 89




five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

CHANGE IN INDEX
If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

               TABLE 16. MANAGEMENT FEES AND NONADVISORY EXPENSES


----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2008           2007           2006              2008              2007           2006
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)            N/A            N/A            N/A       $   103,636       $   145,971    $     3,184(b)

----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced
  Income(a)                               N/A            N/A            N/A           134,546           153,282          6,657(b)

----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate
  Income(a)                               N/A            N/A            N/A           129,062           202,410          7,419(b)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              N/A           N/A*    $   204,941           168,942           209,004        154,484
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            N/A           N/A*         71,579            96,147           134,788        117,318

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                N/A           N/A*        342,180           247,980           246,216        251,538

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
  Aggressive                              N/A           N/A*        418,633           247,472           355,360        269,480

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
  Conservative                            N/A           N/A*        137,483           117,533           140,615        144,243

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity            N/A           N/A*        165,740           173,675           188,843        122,935

----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                     $   579,548    $   566,109        706,270          (254,777)         (272,996)      (357,906)

----------------------------------------------------------------------------------------------------------------------------------
Small Company Index                 3,292,392      3,889,499      4,419,815        (1,007,306)         (662,392)       471,768
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                      2007           2006           2005              2007              2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------------
Equity Value                        6,969,436      7,043,854      6,836,800           361,720           400,520        465,953

----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth           2,066,992      1,878,991      2,276,290           111,014           343,335       421,008
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            876,127        579,779        659,595           144,337           207,159        176,012

----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                 4,703,119      5,845,601      6,341,134          (252,816)          510,707        533,489

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 90





----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2007           2006           2005              2007              2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                      N/A            N/A            N/A       $     4,075(c)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                      N/A            N/A            N/A             3,927(c)            N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                      N/A            N/A            N/A             6,231(c)            N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                      N/A            N/A            N/A             4,478(c)            N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                      N/A            N/A            N/A             2,766(c)            N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                      N/A            N/A            N/A               878(c)            N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                      N/A            N/A            N/A             2,640(c)            N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                      N/A            N/A            N/A            (2,522)(c)           N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                   $11,401,845    $12,713,321    $14,973,845           481,606       $   688,374    $   817,018

----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth          4,627,106      1,950,153        399,501        (1,047,823)         (167,264)       82,999

----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value          7,530,722      7,971,622      5,556,219          (215,041)          501,862       488,580

----------------------------------------------------------------------------------------------------------------------------------
Partners Select Value               4,807,861      5,211,061      5,256,934          (162,440)          330,794        423,030

----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity           2,964,236      2,525,974      1,560,155          (464,274)         (134,739)         6,490

----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value            9,159,989      9,285,758      9,857,858          (878,605)          735,477        788,885

----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government      4,419,003      6,683,201     10,141,504        (1,025,939)       (1,688,300)      (958,143)

----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage            1,348,887      1,327,433      1,532,464          (438,473)         (549,885)      (188,134)

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity               10,678,661      7,688,134      6,201,403           540,349           480,473        453,329
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                         2,299,121      1,398,778        725,491           207,925           153,244        133,564

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------
Cash Management                    12,713,351     10,801,723     12,052,160           859,062        (1,747,535)     1,220,672
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                           1,096,973        991,804        846,872           (66,961)          (58,636)        99,940

----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                 14,110,274      5,175,451        408,720          (202,920)          (83,131)       130,016

----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap
  Equity                              273,481         13,335(d)         N/A            91,799             4,577(d)         N/A

----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value           206,071         49,035(e)         N/A            37,535             9,684(e)         N/A

----------------------------------------------------------------------------------------------------------------------------------
Floating Rate                       3,332,472        412,667(e)         N/A           151,486            19,402(e)         N/A

----------------------------------------------------------------------------------------------------------------------------------
Growth                             22,705,786     19,922,079     18,968,320           954,358         1,214,759      1,217,404

----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                2,116,555      2,229,460      1,954,757           187,627           198,512        214,865

----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities      1,313,892      1,078,635        552,220          (126,032)          (45,905)        28,432

----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                   39,667,264     20,724,477      9,680,873         1,168,504           682,652        161,534

----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                       602,406        715,200        803,736           184,710           186,504        293,194
----------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 726,809        990,881        960,788           (73,339)          (96,959)        57,170

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                 717,999      1,008,174(f)   1,010,591            20,854            (8,449)(f)    116,440
----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                   12,770,016     12,388,294     13,003,467        (1,129,485)       (1,870,049)    (1,032,114)

----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                1,351,439      1,898,065(f)   1,895,714           676,782           599,362(f),(g) 580,040(g)

----------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                   279,438        402,241(f)     434,449           134,099           133,306(f),(g) 146,336(g)

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 91





----------------------------------------------------------------------------------------------------------------------------------
                                               MANAGEMENT FEES                               NONADVISORY EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
FUND                                  2007           2006           2005              2007              2006           2005
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Balanced                          $ 6,315,077    $ 5,690,832    $ 7,169,932       $   368,447       $   563,493    $   651,610
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth          114,048(h)         N/A            N/A            54,709(h)            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income          42,530,087     37,321,661     24,183,415         1,561,033         1,761,776      1,530,714
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                      15,908,732     11,459,838      5,816,781           826,273           728,841        531,095
----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation               11,025,000      7,064,937      5,960,581           921,198           665,164        642,432

----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation           168,875(h)         N/A            N/A            76,656(h)            N/A            N/A

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                              887,341        176,149(i)         N/A           103,119            28,907(i)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity    2,161,563        147,388(j)         N/A           358,005            48,716(j)         N/A

----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                 706,943        191,237(k)         N/A           120,044            77,772(k)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Global Bond                         3,438,893      3,734,676      4,359,713           (17,529)         (159,716)       408,133
----------------------------------------------------------------------------------------------------------------------------------
Global Technology                   1,412,081      1,327,883      1,574,791           187,390           249,939        282,889

----------------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Growth                            6,048,963      4,039,162      3,119,859           672,542           530,707        384,996
----------------------------------------------------------------------------------------------------------------------------------
Partners International Select
  Value                            20,067,871     15,936,398     10,340,380         1,286,758           990,734        812,998
----------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap    1,270,558      1,050,011        933,818           208,621           246,920        333,478

----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets       7,106,815      5,659,680      3,801,760         1,190,259           745,246       636,569

----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity          952,484        821,750        837,577           199,237           182,061        224,833
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity          6,075,014      5,791,016      4,471,632           577,463           517,920        485,178
----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International
  Opportunity                       4,923,040      4,840,788      3,988,205           545,663           505,513       566,027

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt               321,011        435,316        644,499            (4,565)          (25,206)        67,781
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                      6,373,531      9,852,112     10,413,718           241,412           670,574        901,194
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                     3,157,092      3,345,629      3,066,023            (8,650)          905,255        661,982(l)
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             13,006,578     15,027,647     17,998,361          (847,490)        8,025,340      7,139,120(l)

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market               406,763        390,170        423,253            32,730           118,441        116,613
----------------------------------------------------------------------------------------------------------------------------------




     * Effective Feb. 1, 2006, this fee was eliminated.


(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.



(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.



(c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended June 30.

(g) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2006, 2005 and 2004 were reported as $(22,871), $43,112 and $52,958 for Massachusetts Tax-Exempt Fund, $(13,107), $36,732 and $43,425 for Michigan Tax-Exempt Fund, $(68,320),
       $161,536 and $182,884 for Minnesota Tax-Exempt Fund, $(21,864), $54,945
       and $62,139 for New York Tax-Exempt Fund and $(16,487), $38,356 and $43,070 for Ohio Tax-Exempt Fund, respectively.

(h) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(i) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(j) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(k) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

(l) During 2006, the Fund changed the method of accounting for its participation in inverse floater structures. Previously, nonadvisory expenses for fiscal year end 2005 and 2004 were reported as $136,155 and $248,267 for Tax-Exempt Bond Fund, and $308,271 and $976,647 for Tax-Exempt High Income Fund, respectively.



Statement of Additional Information - March 31, 2008                     Page 92




MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax- Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 17. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

                                                                           PARENT
                                                                          COMPANY,
FUND                       SUBADVISER NAME                                 IF ANY    FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth  Essex Investment Management Company, LLC           B      0.70% on the first $20 million, reducing to
                           (effective Sept. 23, 2005)                                0.60% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Federated MDTA, LLC (MDTA) (effective Sept.        C      0.60% on all assets
                           23, 2005)
                           ------------------------------------------------------------------------------------------------------
                           Turner Investment Partners, LLC                   N/A     0.60% on the first $50 million, reducing to
                                                                                     0.50% as assets
                           (Turner) (effective Aug. 18, 2003)                        increase
                           ------------------------------------------------------------------------------------------------------
                           UBS Global Asset                                  N/A     0.55% on the first $150 million, reducing to
                           Management (Americas) (UBS)                               0.50% as assets increase
                           (effective Aug. 18, 2003)
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        Kenwood Capital Management LLC                     A      0.60% on the first $100 million,
                           (Kenwood)(a), (c) (effective May 4, 1999)                 reducing to 0.45% as assets increase, and
                                                                                     subject to a performance incentive
                                                                                     adjustment(b)
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 93





                                                                           PARENT
                                                                          COMPANY,
FUND                       SUBADVISER NAME                                 IF ANY    FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive        American Century                                   D      0.50% on the first $100 million,
  Growth
                           (effective April 24, 2003)                                reducing to 0.38% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Turner                                            N/A     0.55% on the first $100 million, reducing to
                           (effective April 24, 2003)                                0.38% as assets increase

---------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental       Davis Selected Advisers,                          N/A     0.45% on the first $100 million,
  Value
                           LP (Davis)(a), (c)                                        reducing to 0.25% as assets
                           (effective June 18, 2001)                                 increase

---------------------------------------------------------------------------------------------------------------------------------
Partners Select Value      Systematic Financial Management,                   E      0.50% on the first $50 million,
                           L.P. (Systematic)(c)                                      reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase
                           ------------------------------------------------------------------------------------------------------
                           WEDGE Capital Management                          N/A     0.75% on the first $10 million,
                           L.L.P. (WEDGE)(c)                                         reducing to 0.30% as assets
                           (effective Sept. 29, 2006)                                increase

---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity  American Century                                   D      0.65% on the first $25 million, reducing to
                           (effective Dec. 12, 2003)                                 0.55% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Jennison Associates LLC (Jennison)                 F      0.55% on all assets
                           (effective Feb. 22, 2008)
                           ------------------------------------------------------------------------------------------------------
                           Lord, Abbett & Co. LLC                            N/A     0.65% on the first $100 million,
                           (Lord Abbett)                                             reducing to 0.55% as assets
                           (effective Dec. 12, 2003)                                 increase

---------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value   Barrow, Hanley, Mewhinney &                        G      1.00% on the first $10 million,
                           Strauss (BHMS)(c)                                         reducing to 0.30% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           Donald Smith & Co., Inc.                          N/A     0.60% on the first $175 million,
                           (Donald Smith)(c)                                         reducing to 0.55% as assets
                           (effective March 12, 2004)                                increase
                           ------------------------------------------------------------------------------------------------------
                           Franklin Portfolio Associates LLC(c)               H      0.60% on the first $100 million, reducing to
                           (Franklin Portfolio Associates)                           0.55% as assets increase
                           (effective March 12, 2004)
                           ------------------------------------------------------------------------------------------------------
                           Metropolitan West Capital Management, LLC          I      0.50% on all assets
                           (MetWest Capital) (effective April 24, 2006)
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
Partners International     Columbia Wanger Asset Management L.P.              K      0.70% on the first $100 million, reducing to
Select Growth              (Columbia WAM) (effective Sept. 5, 2001)                  0.50% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Principal Global Investors, LLC                   N/A     0.55% on the first $100 million, reducing to
                           (Principal) (effective April 24, 2006)                    0.42% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AllianceBernstein L.P.                            N/A     0.65% on the first $75 million,
  Select Value
                           (AllianceBernstein)                                       reducing to 0.30% as assets
                           (effective Sept. 17, 2001)                                increase

---------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                     Page 94




                                                                           PARENT
                                                                          COMPANY,
FUND                       SUBADVISER NAME                                 IF ANY    FEE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------------
Partners International     AIG Global Investment Corp. (AIGGIC)               L      0.75% on the first $100 million, reducing to
  Small Cap                (effective April 24, 2006)                                0.70% as assets increase
                           ------------------------------------------------------------------------------------------------------
                           Batterymarch Financial Management, Inc.            M      0.75% on the first $100 million, reducing to
                           (Batterymarch) (effective April 24, 2006)                 0.70% as assets increase
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging      Threadneedle International Limited(a)              J      0.45% of the first $150 million, reducing to
  Markets                  (Threadneedle)                                            0.30% as assets increase, and subject to a
                           (effective July 9, 2004)                                  performance incentive adjustment(d)

---------------------------------------------------------------------------------------------------------------------------------
Threadneedle European      Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
  Equity                   (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)

---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global        Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
  Equity                   (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
                                                                                     performance incentive adjustment(d)

---------------------------------------------------------------------------------------------------------------------------------
Threadneedle               Threadneedle(a)                                    J      0.35% of the first $150 million, reducing to
  International            (effective July 9, 2004)                                  0.20% as assets increase, and subject to a
  Opportunity                                                                        performance incentive adjustment(d)

---------------------------------------------------------------------------------------------------------------------------------




(a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially- owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial.

(b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

(c) The fee is calculated based on the combined net assets subject to the subadviser's investment management.

(d) The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(e) These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.

A -     Kenwood is an indirect partially-owned subsidiary of Ameriprise
        Financial.

B -     Essex is majority owned by Affiliated Managers Group.

C -     Federated MDTA LLC is an indirect subsidiary of Federated Investors,
        Inc.

D - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

E -     Systematic is an affiliate of Affiliated Managers Group.

F - Jennison Associates LLC's sole member is Prudential Investments Management, Inc. Prudential Investment Management, Inc. is owned by Prudential Asset Management Holding Company LLC, which is owned by Prudential Financial, Inc.

G -     BHMS is an independent-operating subsidiary of Old Mutual Asset
        Management.

H - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

I - MetWest Capital is a majority-owned subsidiary of Evergreen Investments and Wachovia Corporation.

J -     Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
        Financial.

K - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.

L - AIGGIC is an indirect wholly-owned subsidiary of American International Group, Inc. (AIG).

M - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.


Statement of Additional Information - March 31, 2008                     Page 95




The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 18. SUBADVISORY FEES

                                                                                               SUBADVISORY FEES PAID
                                                                                       ----------------------------------------
FUND                                                  SUBADVISER                          2007         2006          2005
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap                Essex                                                $  281,295   $  120,556(a)        N/A
Growth
                                  ---------------------------------------------------------------------------------------------
                                  MDTA                                                    411,034      165,110(a)        N/A
                                  ---------------------------------------------------------------------------------------------
                                  Turner                                                  265,516      321,406   $   371,758
                                  ---------------------------------------------------------------------------------------------
                                  UBS                                                     342,871      371,341       342,815
                                  ---------------------------------------------------------------------------------------------
                                  Former Subadviser: Bjurman, Barry & Associates              N/A      175,818(b)    366,178
                                  (from Aug. 18, 2003 to Sept. 23, 2005)
                                  ---------------------------------------------------------------------------------------------
                                  Former Subadviser: RS Investment Management, L.P.           N/A      257,675(b)    581,602
                                  (from Jan. 24, 2001 to Sept. 23, 2005)
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage               Kenwood                                               3,180,483    2,856,138    3,089,403

-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth        American Century                                      1,321,245      512,880      114,981
                                  ---------------------------------------------------------------------------------------------
                                  Turner                                               1,304,994       525,422      119,529

-------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value        Davis                                                 3,673,544    3,787,565     2,834,365

-------------------------------------------------------------------------------------------------------------------------------
Partners Select Value             Systematic                                              753,292(e)       N/A           N/A
                                  ---------------------------------------------------------------------------------------------
                                  WEDGE                                                   776,260(e)       N/A           N/A
                                  ---------------------------------------------------------------------------------------------
                                  Former subadviser: GAMCO Asset Management Inc.          786,466(f) 2,763,925     2,709,039
                                  (from inception to September 28, 2006)

-------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity         American Century                                        662,396      457,181       302,079
                                  ---------------------------------------------------------------------------------------------
                                  Jennison                                                    N/A          N/A           N/A
                                  ---------------------------------------------------------------------------------------------
                                  Lord Abbett                                             677,462      433,241       278,497
                                  ---------------------------------------------------------------------------------------------
                                  Former Subadviser: Wellington Management Company,       650,960     614,053*       388,922
                                  LLP (from Dec. 12, 2003 to Feb. 22, 2008)

-------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value          BHMS                                                    970,241    1,008,072       823,441
                                  ---------------------------------------------------------------------------------------------
                                  Donald Smith                                          1,180,183    1,242,221       992,659
                                  ---------------------------------------------------------------------------------------------
                                  Franklin Portfolio Associates                         1,198,029    1,289,120       957,263
                                  ---------------------------------------------------------------------------------------------
                                  MetWest Capital1,769,553                                225,545(g)       N/A
                                  ---------------------------------------------------------------------------------------------
                                  Former subadviser: Royce & Associates, LLC                  N/A    1,395,487(h)  2,287,184
                                  (from inception to April 24, 2006)
                                  ---------------------------------------------------------------------------------------------
                                  Former subadviser: Goldman Sachs Asset Management,       38,601    1,312,424(h)  1,599,715
                                  L.P. (from Aug. 2002 to April 24, 2006)

-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31

-------------------------------------------------------------------------------------------------------------------------------
Partners International            Columbia WAM                                          1,568,158    1,264,808       985,095
                                  ---------------------------------------------------------------------------------------------
Select Growth                     Principal                                             1,760,150      632,882(k)        N/A
                                  ---------------------------------------------------------------------------------------------
                                  Former subadviser: American Century Global                  N/A      821,124(l)    959,879
                                  Investment Management** (from Jan. 2005 to April
                                  24, 2006)

-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 96





                                                                                               SUBADVISORY FEES PAID
                                                                                       ----------------------------------------
FUND                                                  SUBADVISER                          2007         2006          2005
-------------------------------------------------------------------------------------------------------------------------------
Partners International Select     AllianceBernstein                                    $7,962,307   $6,022,579   $ 4,126,134
Value

-------------------------------------------------------------------------------------------------------------------------------
Partners International            AIGGIC                                                  425,696      201,650(i)        N/A
                                  ---------------------------------------------------------------------------------------------
Small Cap                         Batterymarch                                            439,593      205,659(i)        N/A
                                  ---------------------------------------------------------------------------------------------
                                  Former subadviser: Templeton Investment Counsel,            N/A      226,154(j)    317,358
                                  LLC (Franklin Templeton) (from Oct. 3, 2002 to
                                  April 24, 2006)
                                  ---------------------------------------------------------------------------------------------
                                  Former subadviser: Wellington Management Company,           N/A      243,185(j)    331,593
                                  LLP together with its affiliate Wellington
                                  Management International Ltd (from Oct. 3, 2002 to
                                  April 24, 2006)
-------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets     Threadneedle                                          2,728,720    2,170,719     1,556,386

-------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity      Threadneedle                                            406,594      356,308       432,362

-------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity        Threadneedle                                          2,408,387    2,358,731     1,621,159

-------------------------------------------------------------------------------------------------------------------------------
Threadneedle International        Threadneedle                                          1,895,712    1,948,352     1,720,351
Opportunity
-------------------------------------------------------------------------------------------------------------------------------




  * Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.

 ** American Century Global Investment Management managed the portion of the Fund's portfolio previously managed by American Century since Sept. 2001. The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.

(a)    For the fiscal period from Sept. 23, 2005 to March 31, 2006.
(b)    For the fiscal period from April 1, 2005 to Sept. 23, 2005.
(c)    For the fiscal period from April 26, 2005 to May 31, 2005.
(d)    For the fiscal period from June 1, 2004 to April 26, 2005.
(e)    For the fiscal period from Sept. 29, 2006 to May 31, 2007.
(f)    For the fiscal period from June 1, 2006 to Sept. 28, 2006.
(g)    For the fiscal period from April 24, 2006 to May 31, 2006.
(h)    For the fiscal period from June 1, 2005 to April 24, 2006.
(i)    For the fiscal period from April 24, 2006 to Oct. 31, 2006.
(j)    For the fiscal period from Nov. 1, 2005 to April 24, 2006.



Statement of Additional Information - March 31, 2008                     Page 97




PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the fund's portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. PORTFOLIO MANAGERS


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Dimitris Bertsimas   18 RICs              $7.44 billion   7 RICs ($6.2 B)    None
Income                                    3 PIVs               $67.07 million
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.85 billion   None               None          (9)        (28)
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             $10,001 -
                                                                                                  $50,000

-----------------------------------------------------------------------------------------------------------------------------------
Income Builder       Dimitris Bertsimas   18 RICs              $7.42 billion   7 RICs ($6.2 B)    None
Enhanced Income                           3 PIVs               $67.07 million
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.82 billion   None               None          (9)        (28)
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             $10,001 -
                                                                                                  $50,000

-----------------------------------------------------------------------------------------------------------------------------------
Income Builder       Dimitris Bertsimas   18 RICs              $7.12 billion   7 RICs ($6.2 B)    $100,001 -
Moderate Income                           3 PIVs               $67.07 million                     $500,000
                                          15 other accounts    $3.03 billion
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren       12 RICs              $1.52 billion   None               $100,001 -    (9)        (28)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Erol Sonderegger                                                             $10,001 -
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene(b)                                                           $50,001 -
Aggressive                                                                                        $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.09 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M.                                                                  None
                     Keeley(c)
                     --------------------                                                         ----------
                     William F.                                                                   None
                     Truscott(c)

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene                                                              $50,001 -
Conservative                                                                                      $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.47 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene                                                              $50,001 -
Moderate                                                                                          $100,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.65 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     William F. Truscott                                                          None

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Moderate Aggressive                                                                               $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $2.51 billion   None               $100,001 -    (1)        (27)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          $50,001 -
                                                                                                  $100,000

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Moderate                                                                                          $50,000
Conservative
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.27 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None

-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene                                                              $10,001 -
Total Equity                                                                                      $50,000
                     --------------------                                                         ----------
                     David M. Joy         5 RICs               $3.14 billion   None               None          (1)        (27)
                     --------------------                                                         ----------
                     Michelle M. Keeley                                                           None
                     --------------------                                                         ----------
                     William F. Truscott                                                          None

-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index        David Factor         2 RICs               $1.07 billion   None               None          (2)        (28)
                                          2 PIVs               $1.42 billion

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 98





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Small Company Index  David Factor         2 RICs               $563.27 million None               None          (2)        (28)
                                          2 PIVs               $1.42 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value         Warren Spitz                                                                 $10,001 -
                                                                                                  $50,000
                     --------------------                                                         ----------
                     Steve Schroll        8 RICs               $16.03 billion                     $50,001 -
                                          1 PIV                $104.55 million 5 RICs             $100,000      (2)        (28)
                     --------------------                                                         ----------
                     Laton Spahr          3 other accounts(d)  $390.11 million ($15.64 B)         $100,001 -
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000

-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   UBS:
Growth               Paul A. Graham       6 RICs               $931.0 million
                                          2 PIVs               $236.0 million
                                          8 other accounts     $470.0 million  1 other account    None          (4)        (29)
                     ---------------------------------------------------------
                     David N. Wabnik      6 RICs               $931.0 million  ($56 M)
                                          2 PIVs               $236.0 million
                                          28 other accounts    $461.0 million
                     --------------------------------------------------------------------------------------------------------------
                     TURNER:
                     William C. McVail    7 RICs               $1.1 billion    1 RIC ($35 M);
                                          9 PIVs               $166.0 million  3 other accounts
                                          48 other accounts    $3.6 billion    ($124 M)
                     ----------------------------------------------------------------------------
                     Christopher K.       18 RICs              $4.1 billion    3 RICs ($797 M);
                     McHugh               35 PIVs              $687.0 million  5 other accounts
                                          77 other accounts    $5.5 billion    ($249 M)           None          (5)        (30)
                     ----------------------------------------------------------------------------
                     Frank L. Sustersic   5 RICs               $1.0 billion    1 RIC ($46 M);
                                          7 PIVs               $95.0 million   3 other accounts
                                          47 other accounts    $2.4 billion    ($124 M)
                     ----------------------------------------------------------------------------
                     Jason D.             13 RICs              $3.2 billion    1 RIC ($20 M);
                     Schrotberger         27 PIVs              $500.0 million  5 other accounts
                                          55 other accounts    $2.9 billion    ($249 M)
                     --------------------------------------------------------------------------------------------------------------
                     ESSEX:
                     Nancy B. Prial       1 RIC                $63.1 million   None               None          (6)        (31)
                                          1 PIV                $85.5 million
                                          26 other accounts    $310.1 million
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     David Goldsmith
                     --------------------
                     Frederick L. Konopka
                     --------------------
                     Sarah A. Stahl
                     --------------------
                     Stephen R. Griscom
                     --------------------
                     Daniel J. Mahr       7 RICs               $448.34 million None               None          (7)        (32)
                                          34 other accounts    $7.28 billion
                     --------------------
                     Douglas K. Thunen
                     --------------------
                     Brian M. Greenberg
                     --------------------
                     David N. Esch
                     --------------------
                     Alok Bhushan
                     --------------------
                     David A. Troiano

-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and  Clay Hoes            1 PIV                $62.62 million  None               $1 -        (2), (3)     (28)
Mining                                                                                            $10,000

-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage  KENWOOD:
                     Jake Hurwitz         1 RIC                $201.34 million 1 RIC ($201.34 M); $100,001 -
                                          1 PIV                $111.48 million 1 other account    $500,000      (8)        (33)
                     --------------------                                                         ----------
                     Kent Kelley          22 other accounts    $702.14 million ($106.42 M)        $100,001 -
                                                                                                  $500,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010 Dimitris Bertsimas   15 RICs              $5.87 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $742.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.87 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015 Dimitris Bertsimas   15 RICs              $5.86 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $743.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.87 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                     Page 99





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020 Dimitris Bertsimas   15 RICs              $5.85 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $743.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.85 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025 Dimitris Bertsimas   15 RICs              $5.85 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $743.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.85 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030 Dimitris Bertsimas   15 RICs              $5.85 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $743.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.86 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035 Dimitris Bertsimas   15 RICs              $5.87 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $742.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.87 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040 Dimitris Bertsimas   15 RICs              $5.86 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $743.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.87 billion   None
                     --------------------
                     Erol Sonderegger

-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045 Dimitris Bertsimas   15 RICs              $5.88 billion   5 RICs
                                          3 PIVs               $229.57 million ($4.67 B)
                                          18 other accounts    $743.89 million                    None          (9)        (28)
                     ----------------------------------------------------------------------------
                     Colin Lundgren       11 RICs              $1.89 billion   None
                     --------------------
                     Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond      Scott Schroepfer     1 RIC                $1.25 billion   None               $100,001 -
                                                                                                  $500,000
                     ---------------------------------------------------------------------------------------
                     Jennifer Ponce de    5 RICs               $8.3 billion    None               None          (2)        (28)
                     Leon                 1 PIV                $19.62 million
                                          8 other accounts     $2.31 billion
-----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive  TURNER:
Growth               Christopher K.       18 RICs              $4.2 billion    3 RICs ($836 M);
                     McHugh               43 PIVs              $626.0 million  2 PIVs ($4 M);
                                          58 other accounts    $4.6 billion    5 other accounts
                                                                               ($273 M)
                     ----------------------------------------------------------------------------
                     Tara Hedlund         9 RICs               $2.8 billion    1 RIC ($21 M);     None          (5)        (30)
                                          23 PIVs              $330.0 million  2 PIVs ($4 M);
                                          16 other accounts    $875.0 million  2 other accounts
                                                                               ($139 M)
                     ----------------------------------------------------------------------------
                     Jason Schrotberger   14 RICs              $3.3 billion    1 RIC ($21 M);
                                          38 PIVs              $543.0 million  2 PIVs ($4 M);
                                          53 other accounts    $3.1 billion    5 other accounts
                                                                               ($273 M)
                     --------------------------------------------------------------------------------------------------------------
                     AMERICAN CENTURY:    8 RICs               $6.7 billion
                     Glen A. Fogle        2 other accounts     $147.92 million
                     --------------------
                     David M. Holland                                          None               None          (10)       (34)

                     ---------------------------------------------------------
                     Bradley X. Eixmann   5 RICs               $3.22 billion
                                          2 other accounts     $147.92 million


-----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental DAVIS:
Value                Christopher C. Davis 28 RICs              $83.75 billion
                                          12 PIVs              $1.34 billion
                                          49,000 other         $16.61 billion
                                          accounts(e)
                     ---------------------------------------------------------
                     Kenneth C. Feinberg  26 RICs              $83.71 billion  None               None((f))     (13)       (37)
                                          12 PIVs              $1.34 billion
                                          49,000 other         $16.61 billion
                                          accounts(e)

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 100





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Partners Select      SYSTEMATIC:
Value
                     Ron Mushock          5 RICs               $1.06 billion   None
                                          2 PIVs               $26.9 million
                                          1,422 other accounts $1.30 billion                      None          (25)       (49)
                     ----------------------------------------------------------------------------
                     Kevin McCreesh       6 RICs               $1.19 billion   1 other account
                                          6 PIVs               $832.1 million  ($365.0 M)
                                          257 other accounts   $4.64 billion
                     --------------------------------------------------------------------------------------------------------------
                     WEDGE:
                     R. Michael James     2 RICs               $143.2 million
                     --------------------
                     Peter F. Bridge      1 PIV                $6.7 million    None               None          (26)       (50)
                     --------------------
                     Paul M. VeZolles     231 other accounts   $3.9 billion

-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   AMERICAN CENTURY:
Equity               Thomas P. Vaiana     10 RICs              $7.05 billion
                                          2 PIVs               $121.07 million
                                          3 other accounts     $285.37 million
                     ---------------------------------------------------------
                     Wihelmine von Turk   6 RICs               $2.31 billion
                                          1 PIV                $67.39 million  None               None          (10)       (34)
                                          2 other accounts     $270.92 million
                     ---------------------------------------------------------
                     Brian Ertley         7 RICs               $2.34 billion
                                          1 PIV                $67.39 million
                                          2 other accounts     $270.92 million
                     --------------------------------------------------------------------------------------------------------------
                     JENNISON:
                     John Mullman(g)      3 RICs               $3.0 billion    3 PIVs ($100 M)(h)
                                          5 PIVs               $25.0 million
                                          8 other accounts     $1.0 billion
                     ----------------------------------------------------------------------------
                     Jason Swiatek(g)     3 PIVs               $576.0 million  None               None          (12)       (36)
                                          8 other accounts     $1.0 billion
                     --------------------------------------------------------------------------------------------------------------
                     LORD ABBETT:
                     Michael T. Smith     3 RICs               $1.86 billion   None               None(i)       (14)       (38)
                                          14 other accounts    $966.20 million

-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   DONALD SMITH:
Value                Donald G. Smith      2 RICs               $1.79 billion
                     --------------------
                     Richard L. Greenberg 1 PIV                $197.0 million  None               None          (15)       (39)
                                          33 other accounts    $2.83 billion
                     --------------------------------------------------------------------------------------------------------------
                     FRANKLIN PORTFOLIO ASSOCIATES:
                     John S. Cone
                     --------------------
                     Michael F. Dunn
                     --------------------
                     Oliver E. Buckley    19 RICs              $16.8 billion   2 RICs             None          (16)       (40)
                                          5 PIVs               $784.9 million  ($10.6 B); 18
                     -------------------- 98 other accounts    $18.3 billion   other accounts
                                                                               ($5.5 B)
                     Kristin J. Crawford
                     --------------------

                     Langton Garvin
                     --------------------

                     Patrick Slattery
                     --------------------------------------------------------------------------------------------------------------
                     BHMS:
                     James S. McClure     3 RICs               $6.92 million
                     --------------------
                     John P. Harloe       1 PIV                $5.5 million    None               None          (17)       (41)
                                          16 other accounts    $811.0 million
                     --------------------------------------------------------------------------------------------------------------
                     METWEST CAPITAL:
                     Gary W. Lisenbee     4 RICs               $326.9 million
                     -------------------- 4 PIVs               $64.2 million   None               None          (18)       (43)
                     Samir Sikka          9 other accounts     $58.1 million


-----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.  Scott Kirby          10 RICs              $12.60 billion  3 RICs ($5.16 B);  $10,001 -
Government                                5 PIVs               $1.99 billion   1 other account    $50,000
                                          44 other accounts(d) $20.83 billion  ($19.48 M)                       (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $16.63 billion  3 RICs ($5.16 B);  $10,001 -
                                          6 PIVs               $2.71 billion   1 other account    $50,000
                                          29 other accounts(d) $7.58 billion   ($40.58 M)

-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government      Scott Kirby          10 RICs              $12.99 billion  3 RICs ($5.16 B);  $10,001 -     (2)        (28)
Mortgage                                  5 PIVs               $1.99 billion   1 other account    $50,000
                                          44 other accounts(d) $20.83 billion  ($19.48 M)

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 101




                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity Warren Spitz                                                                 $500,001 -
                                                                                                  $1,000,000
                     --------------------                                                         ----------
                     Steve Schroll        8 RICs               $17.07 billion                     $100,001 -
                                          1 PIV                $82.40 billion  5 RICs             $500,000
                     --------------------                                                         ----------
                     Laton Spahr          5 other accounts(d)  $489.88 million ($16.61)           $100,001 -    (2)        (28)
                                                                                                  $500,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $50,001 -
                                                                                                  $100,000

-----------------------------------------------------------------------------------------------------------------------------------
Real Estate          Julene Melquist      None                 N/A             N/A                $10,001 -   (2),(3)      (28)
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Core Bond            Tom Murphy           7 RICs               $11.77 billion  3 RICs             $10,001  -
                                          3 PIVs               $1.02 billion   ($4.96 B)          $50,000
                                          13 other accounts    $13.24 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $17.27 billion  3 RICs ($4.96 B);  $10,001 -
                                          6 PIVs               $2.49 billion   1 other account    $50,000
                                          29 other accounts(d) $8.82 billion   ($27.78 M)                       (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $13.39 billion  3 RICs             $10,001 -
                                          6 PIVs               $1.93 billion   ($4.96 B);         $50,000
                                          44 other accounts(d) $20.24 billion  1 other account
                                                                               ($94.02 M)

-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity   Dimitris Bertsimas   17 RICs              $4.11 billion   5 RICs             $100,001 -
                                          3 PIVs               $207.45 million ($2.64 B)          $500,000
                                          21 other accounts(d) $1.71 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $2.27 billion   4 RICs             $50,001 -
                                          5 other accounts     $158.02 million ($2.27 B)          $100,000

-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   17 RICs              $6.80 billion   5 RICs             $100,001 -
and Mid
Cap Equity                                3 PIVs               $207.45 million ($2.64 B)          $500,000
                                          21 other accounts(d) $1.71 billion
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $4.96 billion   4 RICs             None          (2)        (28)
                                          5 other accounts     $158.02 million ($2.27 B)
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $2.08 billion   2 RICs             $10,001 -
                                          1 other account      $10.86 million  ($2.08 B)          $50,000

-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small    Dimitris Bertsimas   17 RICs              $6.88 billion   5 RICs             $100,001 -
Cap
Value                                     3 PIVs               $207.45 million ($2.64 B)          $500,000
                                          21 other accounts(d) $1.71 billion
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $5.04 billion   4 RICs             $10,001 -     (2)        (28)
                                          5 other accounts     $158.02 million ($2.27 B)          $50,000
                     ---------------------------------------------------------------------------------------
                     Steve Kokkotos       2 RICs               $2.15 billion   2 RICs             $10,001 -
                                          1 other account      $10.86 million  ($2.08 B)          $50,000

-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate        Lynn Hopton          14 PIVs              $6.21 billion   None               None
                     --------------------
                     Yvonne Stevens       1 other account      $66.22 million
                     ---------------------------------------------------------------------------------------
                     Erol Sonderegger                                                             $10,001 -
                                          12 RICs              $1.47 billion   None               $50,000       (2)        (28)
                     --------------------                                                         ----------
                     Colin Lundgren                                                               None

-----------------------------------------------------------------------------------------------------------------------------------
Growth               Nick Thakore         6 RICs               $12.92 billion  5 RICs             None          (2)        (28)
                                          2 PIVs               $1.22 million   ($12.52 B)
                                          2 other accounts(d)  $90.78 million

-----------------------------------------------------------------------------------------------------------------------------------
Income Opportunity   Brian Lavin          1 RIC                $584.56 million                    $50,001 -
                                          1 PIV                $15.02 million                     $100,000
                                          1 other account      $510.78 million
                     ---------------------------------------------------------                    ----------
                     Jennifer Ponce de    5 RICs               $10.07 billion  None               $10,001 -     (2)        (28)
                     Leon                 1 PIV                $15.02 million                     $50,000
                                          8 other accounts     $2.04 billion

-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected  Jamie Jackson        12 RICs              $17.19 billion  3 RICs ($4.96 B);  $10,001 -     (2)        (28)
Securities                                6 PIVs               $2.49 billion   1 other account    $50,000
                                          29 other accounts(d) $8.82 billion   ($27.78 M)

-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity     Nick Thakore         5 RICs               $6.59 billion   4 RICs
                                          2 PIVs               $1.22 million   ($6.19 B)
                                          2 other accounts(d)  $90.78 million
                     ----------------------------------------------------------------------------
                     Bob Ewing            7 RICs               $6.93 billion   6 RICs             None          (2)        (28)
                                          2 PIVs               $1.22 million   ($6.54 B)
                                          2 other accounts(d)  $90.78 million

-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value      Bob Ewing            7 RICs               $13.17 billion  6 RICs             None          (2)        (28)
                                          2 PIVs               $1.22 million   ($12.77 B)
                                          2 other accounts(d)  $90.78 million

-----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                    Page 102





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration     Tom Murphy           7 RICs               $11.92 billion  3 RICs ($4.96 B)   $50,001 -
Bond
                                          3 PIVs               $1.02 billion                      $100,000
                                          13 other accounts    $13.24 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $17.43 billion  3 RICs ($4.96 B);  $10,001 -
                                          6 PIVs               $2.49 billion   1 other account    $50,000       (2)        (28)
                                          29 other accounts(d) $8.82 billion   ($27.78 M)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $13.55 billion  3 RICs ($4.96 B);  $10,001 -
                                          6 PIVs               $1.93 billion   1 other account    $50,000
                                          44 other accounts(d) $20.24 billion  ($94.02 M)
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-                           8 RICs               $4.07 billion
Exempt
                                          14 other accounts    $8.07 billion
--------------------                      ------------------------------------
Minnesota Tax-       Catherine Stienstra  8 RICs               $3.93 billion   None               None          (2)        (28)
Exempt                                    14 other accounts    $8.07 billion
--------------------                      ------------------------------------
New York Tax-Exempt                       8 RICs               $4.18 billion
                                          14 other accounts    $8.07 billion

-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond     Tom Murphy           7 RICs               $9.41 billion   3 RICs ($4.99 B)   $100,001 -
                                          3 PIVs               $1.02 billion                      $500,000
                                          13 other accounts    $13.18 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        13 RICs              $14.50 billion  3 RICs ($5.4 B);   $50,001 -
                                          6 PIVs               $2.62 billion   1 other account    $100,000
                                          29 other accounts(d) $8.43 billion   ($43.92 M)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $11.07 billion  3 RICs ($4.99 B);  $50,001 -
                                          6 PIVs               $1.93 billion   1 other account    $100,000      (2)        (28)
                                          44 other accounts(d) $20.03 billion  ($78.43 M)
                     ---------------------------------------------------------------------------------------
                     Jennifer Ponce de    5 RICs               $7.68 billion   None               $50,001 -
                     Leon                 1 PIV                $14.63 million                     $100,000
                                          8 other accounts     $2.11 billion
                     ---------------------------------------------------------------------------------------
                     Nicolas Pifer        6 RICs               $6.45 billion   1 other account    $10,001 -
                                          6 PIVs               $728.27 million ($538.24 M)        $50,000
                                          11 other accounts    $3.79 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUND WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced             Tom Murphy           7 RICs               $8.55 billion   2 RICs ($1.0 B)    $10,001 -
                                          3 PIVs               $1.01 billion                      $50,000
                                          13 other accounts    $12.78 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $14.43 billion  2 RICs ($1.0 B);   $10,001 -
                                          6 PIVs               $2.68 billion   1 other account    $50,000
                                          29 other accounts(d) $9.19 billion   ($45.13 M)                       (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $10.20 billion  2 RICs ($1.0 B);   None
                                          6 PIVs               $1.92 billion   1 other account
                                          44 other accounts(d) $19.12 billion  ($71.78 M)
                     ---------------------------------------------------------------------------------------
                     Bob Ewing            7 RICs               $11.72 billion  6 RICs ($11.32 B)  $100,001 -
                                          1 PIV                $10.55 million                     $500,000(-
                                                                                                  j)
                                          2 other accounts     $89.12 million

-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large    Dimitris Bertsimas   17 RICs              $7.30 billion   5 RICs ($5.81 B)   None
Cap
Growth                                    3 PIVs               $242.83 million
                                          16 other accounts    $2.42 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $5.22 billion   4 RICs ($5.22 B)   None
                                          5 other accounts     $188.6 million

-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity   Warren Spitz                                                                 $50,001 -
Income                                                                                            $100,000
                     --------------------                                                         ----------
                     Laton Spahr          8 RICs               $10.85 billion                     $100,001 -
                                          1 PIV                $61.27 million  5 RICs ($10.36 B)  $500,000
                     --------------------                                                         ----------
                     Steve Schroll        5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                  $100,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000

-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value        Warren Spitz                                                                 $50,001 -
                                                                                                  $100,000
                     --------------------                                                         ----------
                     Laton Spahr          8 RICs               $16.49 billion                     $100,001 -
                                          1 PIV                $61.27 million  5 RICs ($16.0 B)   $500,000
                     --------------------                                                         ----------
                     Steve Schroll        5 other accounts(d)  $490.56 million                    $50,001 -     (2)        (28)
                                                                                                  $100,000
                     --------------------                                                         ----------
                     Paul Stocking                                                                $100,001 -
                                                                                                  $500,000

-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 103





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation Tom Murphy           7 RICs               $8.56 billion   2 RICs ($1.01 B)   $100,001 -
                                          3 PIVs               $1.01 billion                      $500,000
                                          13 other accounts    $12.78 billion
                     ---------------------------------------------------------------------------------------
                     Jamie Jackson        12 RICs              $14.43 billion  2 RICs ($1.01 B);  $10,001 -
                                          6 PIVs               $2.68 billion   1 other account    $50,000
                                          29 other accounts(d) $9.19 billion   ($45.13 M)
                     ---------------------------------------------------------------------------------------
                     Scott Kirby          10 RICs              $10.21 billion  2 RICs ($1.01 B);  $10,001 -
                                          6 PIVs               $1.92 billion   1 other account    $50,000
                                          44 other accounts(d) $19.12 billion  ($71.78 M)
                     ---------------------------------------------------------------------------------------
                     Dimitris Bertsimas   17 RICs              $5.54 billion   5 RICs ($4.04 B)   Over          (2)        (28)
                                          3 PIVs               $242.83 million                    $1,000,000
                                          16 other accounts    $2.42 billion
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      4 RICs               $3.46 billion   4 RICs ($3.46 B)   $100,001 -
                                          5 other accounts     $188.6 million                     $500,000
                     ---------------------------------------------------------------------------------------
                     Alex Sauer-Budge     1 RIC                $586.36 million 1 RIC ($586.36 M)  None
                     ---------------------------------------------------------------------------------------
                     Steve E. Kokkotos    2 RICs               $138.37 million 2 RICs ($138.37 M) $100,001 -
                                          1 other account      $11.12 million                     $500,000

-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income     Dimitris Bertsimas   17 RICs              $7.37 billion   6 RICs ($5.89 B)   None
Allocation                                3 PIVs               $242.83 million
                                          16 other accounts    $2.42 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Colin Lundgren                                                               None
                     --------------------                                                         ----------
                     Erol Sonderegger     12 RICs              $2.12 billion   None               $10,001 -
                                                                                                  $50,000
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Absolute Return      Nicholas Pifer       6 RICs               $9.82 billion   None               $50,001 -
Currency and Income                       6 PIVs               $768.06 million                    $100,000      (2)        (28)
                                          9 other accounts     $3.12 billion
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined          Dimitris Bertsimas   17 RICs              $7.70 billion   5 RICs ($6.02 B)   $100,001 -
International
Equity                                    3 PIVs               $218.44 million                    $500,000
                                          16 other accounts(d) $2.50 billion                                    (2)        (28)
                     ---------------------------------------------------------------------------------------
                     Alex Sauer-Budge     1 RIC                $2.28 billion   1 RIC ($2.28 B)    $1 -
                                                                                                  $10,000

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets     Nicholas Pifer       6 RICs               $9.76 billion   None               $10,001 -     (2)        (28)
Bond
                                          6 PIVs               $768.06 million                    $50,000
                                          9 other accounts     $3.12 billion

-----------------------------------------------------------------------------------------------------------------------------------
Global Bond          Nicholas Pifer       6 RICs               $9.43 billion   None               $50,001 -     (2)        (28)
                                          6 PIVs               $768.06 million                    $100,000
                                          9 other accounts     $3.12 billion

-----------------------------------------------------------------------------------------------------------------------------------
Global Technology    Bob Ewing            8 RICs               $13.17 billion  7 RICs ($12.77 B)
                                          1 PIV                $10.65 million
                                          2 other accounts(d)  $89.12 million                     None          (2)        (28)
                     ----------------------------------------------------------------------------
                     Nick Thakore         6 RICs               $14.14 billion  5 RICs ($13.74 B)
                                          1 PIV                $9.84 million
                                          2 other accounts(d)  $89.12 million

-----------------------------------------------------------------------------------------------------------------------------------
Partners             COLUMBIA WAM:
International
Select Growth        P. Zachary Egan      1 RIC                $5.90 billion   None               None          (20)       (43)
                     ---------------------------------------------------------
                     Louis J. Mendes      2 RICs               $7.60 billion
                     --------------------------------------------------------------------------------------------------------------
                     PRINCIPAL:
                     John Pihlblad        3 RICs               $3.60 billion   None               None          (21)       (45)
                     ---------------------------------------------------------
                     Steven Larson        7 PIVs               $2.20 billion
                                          4 other accounts     $6.50 billion
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 104





                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Partners             ALLIANCEBERNSTEIN:
International Select Kevin F. Simms       166 RICs             $89.22 billion  3 RICs ($13.16 B);
Value
                                          722 PIVs             $59.61 billion  23 PIVs ($3.01 B);
                                          43,955 other         $235.74 billion 94 other accounts
                                          accounts                             ($32.75 B)
                     ----------------------------------------------------------------------------
                     Henry S. D'Auria     124 RICs             $54.44 billion  2 RICs ($5.98 B);
                                          595 PIVs             $42.65 billion  20 PIVs ($1.66 B);
                                          662 other accounts   $175.96 billion 82 other accounts
                                                                               ($29.40 B)
                     ----------------------------------------------------------------------------
                     Sharon E. Fay        166 RICs             $89.22 billion  3 RICs ($13.16 B);
                                          645 PIVs             $52.91 billion  21 PIVs ($1.66 B);
                                          43,955 other         $235.74 billion 94 other accounts
                                          accounts                             ($32.75 B)
                     ----------------------------------------------------------------------------
                     Marilyn G. Fedak     153 RICs             $85.47 billion  3 RICs ($13.16 B); None          (22)       (46)
                                          461 PIVs             $42.42 billion  1 PIV ($820.0 B);
                                          43,881 other         $197.37 billion 64 other accounts
                                          accounts                             ($20.08 B)
                     ----------------------------------------------------------------------------
                     John P. Mahedy       151 RICs             $84.33 billion  3 RICs ($13.16 B);
                                          454 PIVs             $42.21 billion  1 PIV ($820.0 B);
                                          43,860 other         $193.54 billion 60 other accounts
                                          accounts                             ($19.34 B)
                     ----------------------------------------------------------------------------
                     Giulio Martini       111 RICs             $49.88 billion  2 RICs ($5.98 B);
                                          628 PIVs             $48.40 billion  22 PIVs ($3.0 B);
                                          532 other accounts   $139.90 billion 53 other accounts
                                                                               ($19.53 B)

-----------------------------------------------------------------------------------------------------------------------------------
Partners             AIGGIC:
International Small  Chantal Brennan      3 RICs               $922.40 million
Cap
                                          4 PIVs               $1.07 billion
                                          6 other accounts     $601.40 million
                     ---------------------------------------------------------
                     Ming Hsu             3 RICs               $166.40 billion
                                          1 PIV                $139.39 billion None               None          (23)       (47)
                                          4 other accounts     $86.43 billion
                     ---------------------------------------------------------
                     Noriko Umino         3 RICs               $264.40 million
                                          1 PIV                $95.0 million
                                          5 other accounts     $166.70 million
                     --------------------------------------------------------------------------------------------------------------
                     BATTERYMARCH:
                     Charles F. Lovejoy   6 RICs               $4.34 billion   1 other account
                     ---------------------------------------------------------
                     Christopher W.       14 PIVs              $1.81 billion   ($48.04 M)         None          (24)       (48)
                     Floyd                29 other accounts    $6.31 billion
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
Emerging Markets     Julian A.S.          2 RICs               $1.80 billion
                     Thompson             2 PIVs               $0.07 billion   None               None(k)       (19)       (45)
                                          2 other accounts     $0.05 billion
                     ---------------------------------------------------------
                     Jules Mort           1 other account      $1.2 billion

-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
European Equity      Rob Jones            1 RIC                $0.15 billion   None               None(k)       (19)       (43)
                                          1 PIV                $0.14 billion

-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global  THREADNEEDLE:                                             None               None((k))     (19)       (43)
Equity               Dominic Rossi        1 RIC                $0.72 billion
                     ---------------------------------------------------------
                     Stephen Thornber     3 PIVs               $0.20 billion
                                          4 other accounts     $1.4 billion

-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle         THREADNEEDLE:
International        Alex Lyle            2 RICs               $2.03 billion
Opportunity                               46 PIVs              $5.90 billion   None               None(k)       (19)       (43)
                                          6 other accounts     $0.71 billion
                     ---------------------------------------------------------
                     Dominic Rossi        1 RIC                $0.72 billion

-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate         Catherine Stienstra  8 RICs               $4.06 billion   None               None          (2)        (28)
Tax-Exempt                                12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap              John K. Schonberg    1 RIC                $607.47 million                                  (2)
Growth                                    2 PIVs               $67.07 million
                                          4 other accounts     $10.0 million   1 RIC
                     ---------------------------------------------------------
                     Sam Murphy           1 RIC                $607.47 million ($607.47 M)        None        (2), (3)     (28)
                     --------------------
                     Mike Marzolf
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt           Catherine Stienstra  8 RICs               $3.42 billion   None               None          (2)        (28)
Bond                                      12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt           Catherine Stienstra  8 RICs               $1.46 billion   None               None          (2)        (28)
High Income                               12 other accounts    $7.95 billion
-----------------------------------------------------------------------------------------------------------------------------------




    * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.



Statement of Additional Information - March 31, 2008                    Page 105




(c) Ms. Keeley, who serves as Executive Vice President -- Equity and Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(d) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.




(e) Primarily managed money/wrap accounts generally requiring a minimum deposit of $100,000.



(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.



(g) The portfolio manager began managing the fund as of Feb. 22, 2008, therefore reporting information is as of Dec. 31, 2007.



(h) Mr. Mullman only manages a portion of the accounts subject to a performance fee. The total assets shown reflect the portion of those accounts managed by the portfolio manager.



(i) Michael T. Smith does not own any shares of Partners RiverSource Small Cap Equity Fund. However, he invests in the Lord Abbett Small Cap Blend Fund, which is managed in a similar style.



(j) The portfolio manager participates in a mandatory deferred compensation plan where deferred compensation is treated as if it was invested in shares of one or more RiverSource funds and the amount paid to the portfolio manager will be determined based on the performance of such investments.





(k) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.


POTENTIAL CONFLICTS OF INTEREST
(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include

        - The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

        - Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed


Statement of Additional Information - March 31, 2008                    Page 106




        policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

        If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

        The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) To ensure that Essex addresses compliance and control issues, an open dialogue exists between the portfolio managers, the trading desk, and our account services groups. This allows Essex to monitor compliance among these parties to accommodate both our clients' and the firm's investment guidelines. In order to prevent and detect violations, we have the following checks and balances built into our compliance process:

        - The client service group and the Compliance Officer - Christopher P. McConnell, Chief Executive Officer - interpret each compliance restriction.

        - Portfolio Managers review each trade for appropriateness.

        - Our trading systems are state of the art and have been developed to prevent an inappropriate security or position from being purchased in a portfolio once the system is coded.

        - Our administrative group reviews each trade on a daily basis for reconciliation purposes.

        - Each member of our firm has signed our Code of Ethics policy which outlines authorized trading activity and procedures.

(7) As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and


Statement of Additional Information - March 31, 2008                    Page 107




        procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

        Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

        Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large- cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and


Statement of Additional Information - March 31, 2008                    Page 108




        industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

        For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

        American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

        Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Goldman Sachs Asset Management, L.P. ("GSAM") portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

        GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

(12) In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

        Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.



Statement of Additional Information - March 31, 2008                    Page 109




        Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

        In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker- dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to


Statement of Additional Information - March 31, 2008                    Page 110




        additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(15) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(16) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

        FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(17) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(18) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

        Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

        MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

        The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

        Each portfolio/relationship manager is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. Both the lead strategist and the portfolio/relationship manager review trade reports for all accounts on a daily basis.



Statement of Additional Information - March 31, 2008                    Page 111




(19) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(20) Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts that Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM and the Trustees of the Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

        The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

        - The most attractive investments could be allocated to higher-fee accounts.

        - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

        - The trading of other accounts could be used to benefit higher-fee accounts (front-running).

        - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

        Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

        A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

        "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

        Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling


Statement of Additional Information - March 31, 2008                    Page 112




        the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

        A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

        The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.

        Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a Fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

        The Funds' portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the Funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

(21) Principal Global Investors provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(22) As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

        Employee Personal Trading
        AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential


Statement of Additional Information - March 31, 2008                    Page 113




        conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

        Managing Multiple Accounts for Multiple Clients
        AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

        Allocating Investment Opportunities
        AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

        AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

        To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(23) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track


Statement of Additional Information - March 31, 2008                    Page 114




        the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(24) Actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to any client account.

        Allocation of Limited Investment Opportunities
        If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, each account may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

        Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not "clone" client accounts (i.e., assemble multiple client accounts with identical portfolios of securities). As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

        Allocation of Partially-Filled Transactions in Securities
        Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

        Opposite (i.e., Contradictory) Transactions in Securities
        Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

        In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

        Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

        Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

        Selection of Brokers/Dealers
        In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch's judgment of that broker's superior execution capabilities and/or as a result of Batterymarch's perceived value of the broker's research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch's behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser's receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch's clients and not just those clients paying commissions to brokers providing those research services, and


Statement of Additional Information - March 31, 2008                    Page 115




        not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

        Personal Securities Transactions
        Batterymarch allows its employees to trade in securities that it recommends to advisory clients. Batterymarch's supervised persons, to the extent not prohibited by Batterymarch's Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

        Batterymarch employees may also invest in mutual funds that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

        To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in funds managed by Batterymarch).

        Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

        Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

(25) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades.

        Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation, those more material in nature, may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic's clients, Systematic has adopted policies and procedures, including but not limited to, its Code of Ethics, which addresses personal securities trading, Proxy Voting and Trade Error Policies, which are accompanied by periodic testing and reviews, and are reasonably designed to detect such conflicts and protect the interests of its clients.

(26) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. WEDGE is therefore forced to consider the possible personal conflicts that occur for an analyst and portfolio manager as well as those for the firm when a security is recommended for purchase or sale. When trading securities, WEDGE must address the issues surrounding the selection of brokers to execute trades considering the personal conflicts of the trader and the firm's conflict to obtain best execution of client transactions versus offsetting the cost of research or selfishly enhancing its relationship with a broker/consultant for potential future gain. And finally, WEDGE must consider the implications that a limited supply or demand for a particular security poses on the allocation of that security across accounts. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.



Statement of Additional Information - March 31, 2008                    Page 116




STRUCTURE OF COMPENSATION
(27) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(28) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Bonus pool funding for Lynn Hopton and Yvonne Stevens, is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts*.



        Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


(29) As an employer, UBS Global Asset Management operates within a highly competitive compensation environment. To review industry comparatives, we measure our compensation structures against benchmark data of competitors provided by McLagan Partners, the industry standard provider for compensation measurement and assessment, on an annual basis. We also perform compensation analysis on an as-needed basis, e.g., when bringing new employees into the organization, or when the market shifts and we need to consider adjustments for retention purposes. Our Global Head of Compensation works closely with our parent company and various data sources to validate our procedures and assumptions.


----------
 * The portfolio managers that currently support funds as research analysts are:
   Clay Hoes, Julene Melquist, Sam Murphy and Mike Marzolf.



Statement of Additional Information - March 31, 2008                    Page 117




        Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

        1. Competitive salary, benchmarked annually to maintain very competitive compensation opportunities.

        2. Annual bonus, tied to individual contributions and investment performance.

        3. Analyst incentives, tied to performance of model portfolios.

        4. UBS equity awards, promoting company-wide success and employee retention.

        Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

        Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and
        3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

        Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors. Our portfolio managers use the model sector portfolios to build actual client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one- third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

        UBS AG equity. Many of our senior investment professionals are required to defer a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

        Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

(30) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

(31) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on the portfolio's performance on an absolute basis as well as relative to our peers and benchmarks. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

        Portfolio managers, specifically those that are Principals of the firm, are evaluated on the basis of two components: (1) overall performance of the firm and (2) performance of his or her managed portfolios. Overall performance of the firm is the overriding measure by which Principals are evaluated. A lesser weighting, but certainly one of importance, is the portfolio's performance, which is measured in terms of absolute, benchmark-relative and competitor-relative performance.



Statement of Additional Information - March 31, 2008                    Page 118




        An analyst's evaluation consists of three components: the performance of the portfolio, production/work ethic/communications, and teamwork. The performance of the portfolio is measured in terms of both absolute performance, as well as relative performance to that of the comparative benchmark and peer group. Productivity, work ethic, and communication is very much a qualitative measure and is first and foremost a comprehensive assessment of how individual analysts generate stock ideas. It is an assessment of the number of names that are looked at, knowledge of those names, the frequency with which the analyst's recommendations are incorporated into the portfolio and the analyst's overall preparedness for coverage meetings. Teamwork is another rather qualitative element of the evaluation. It is a measurement of an individual analyst's functioning within the team largely in terms of cooperation, collaboration, and the sharing of ideas. An analyst's evaluation plays a part, in addition to the performance of the overall firm, in determining the size of his or her bonus, which typically ranges from 25% - 150% of base salary.

        Each trader at Essex is evaluated annually by the firm's Chief Executive Officers. The two Chief Executive Officers examine several factors such as: number of errors, obtaining best execution, opinions of our portfolio managers, etc. A trader's performance evaluation contributes to 25% - 30% of his or her total pay.

        As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success. We feel that our compensation structure is extremely competitive when compared with other firms in the industry.

        Finally, Essex offers a deferred compensation plan for certain employees by way of granting them a Special Recognition Award.

        Essex maintains a fundamental team approach that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly. Our investment professionals are continuously motivated by our compensation structure, competitive personnel benefit packages, and entrepreneurial-like culture.

(32) Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated "Strategies." The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy's designated benchmark (i.e., with respect to the Fund's Strategy, Russell 2000 Growth Index). Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks. Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ. The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation. The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting. The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group. As a separate matter, pursuant to the terms of a business acquisition agreement, investment professionals hired before the acquisition may receive additional consideration based on the achievement of specified revenue targets.

(33) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(34) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

        Base Salary
        Portfolio managers receive base pay in the form of a fixed annual salary.

        Bonus
        A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three- year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer


Statement of Additional Information - March 31, 2008                    Page 119




        groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

        With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund.

        In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

        A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

        A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

        Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

        Restricted Stock Plans
        Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

        Deferred Compensation Plans
        Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(35) GSAM's Growth Team's (the "Growth Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for its clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in its strategies or short term contributions from a portfolio manager in any given year.

        The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and
        (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.

        The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team. The Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. ("Goldman Sachs") and anticipated compensation levels among competitor firms.

        Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs


Statement of Additional Information - March 31, 2008                    Page 120




        in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

        Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(36) Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.

        Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors considered for an investment professional whose primary role is portfolio management will differ from an investment professional who is a portfolio manager with research analyst responsibilities.

        The following factors will be reviewed for each portfolio manager:

        - One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices, such as the Russell 2000 Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

        - Historical and long-term business potential of the product strategies;

        - Qualitative factors such as teamwork and responsiveness; and

        Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

(37)    Kenneth Feinberg's compensation as a Davis Advisors employee consists of
        (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
        (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(38) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.

        Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a


Statement of Additional Information - March 31, 2008                    Page 121




        deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

        Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(39) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(40) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

        FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(41) In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi- annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(42) MetWest Capital's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

        MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

        Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm's profits.

(43) The portfolio manager's compensation as a Threadneedle employee consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee, subject to the total fund managers bonus pool being within the overall corporate bonus pool which is based on the profitability of Threadneedle. Threadneedle portfolio managers are provided with a


Statement of Additional Information - March 31, 2008                    Page 122




        benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle employees at the same job level.

(44) As of October 31, 2006, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan, and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes participated in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and was based on Columbia WAM's recent performance.

        All analysts and portfolio managers have performance benchmarks. Analyst performance is compared to assigned industry or region stock performance within benchmark indices while portfolio manager performance is compared to entire benchmark indices. Performance compared to benchmark indices is the dominant performance evaluation factor for all analysts and managers. Industry (or country) weighting recommendations are the second most important factor for analysts. Other factors are assets managed, new analyst mentoring, teamwork, and managerial, marketing, compliance and other qualitative contributions.

        Analysts and managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier each two or three years, until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in cash bonus levels. Cash incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performers.

        Typically, a very high proportion of an analyst's or manager's bonus is paid in cash with a smaller proportion going into an investment program where the employee can select Columbia mutual funds as their investment vehicle. Bank of America restricted stock or options may also be part of an individual's compensation. These mutual fund investments and Bank of America restricted stock or options vest over three years.

(45) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

        - Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

        - Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

        - Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.

        As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(46) AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

        (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.



Statement of Additional Information - March 31, 2008                    Page 123




       (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):
            AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units).

       (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan:
            The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(47) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(48) Batterymarch's compensation for investment professionals includes a combination of base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis. Specifically, the package includes:

        - competitive base salaries;

        - individual performance-based bonuses based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

        - corporate profit-sharing; and

        - a non-qualified deferred compensation plan that has a cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for at least 31 months after the initial award.

        Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. Compensation is generally not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch's client portfolios.

        While we are wholly-owned by Legg Mason, Batterymarch recognizes the importance of maintaining an ownership culture and has developed a compensation plan that allows our employees to share in the success of the firm. Importantly, Batterymarch's financial commitment to Legg Mason is in the form of a top-line revenue share. Once this share is paid, and the firm's expenses are covered, the remainder constitutes a bonus pool for all employees.



Statement of Additional Information - March 31, 2008                    Page 124




(49) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messrs. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(50) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability following a peer review, which focuses on performance in their specific area of responsibility, as well as their contribution to the general management of the firm, and their importance to the firm in the future. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.



Statement of Additional Information - March 31, 2008                    Page 125




ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

            TABLE 20. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and
  Income                                  0.080%            0.075%            0.070%             0.060%             0.050%
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets Bond
Global Bond
Partners International Select
  Growth
Partners International Select
  Value
Partners International Small Cap
Partners Small Cap Equity
Partners Small Cap Growth
Partners Small Cap Value
Small Cap Advantage
Small Company Index
Strategic Allocation
Threadneedle Emerging Markets
Threadneedle European Equity
Threadneedle Global Equity
Threadneedle International
  Opportunity
------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                     0.070%            0.065%            0.060%             0.050%             0.040%
Diversified Bond
Floating Rate
High Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Minnesota Tax-Exempt
New York Tax-Exempt
Short Duration U.S. Government
Strategic Income Allocation
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 126





                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    ------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     $12,000,000,000   12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------
Balanced
0.060%                                    0.055%            0.050%            0.040%             0.030%
Cash Management
Disciplined Equity
Disciplined Large Cap Growth
Disciplined Small and Mid Cap
  Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Partners Aggressive Growth
Partners Fundamental Value
Partners Select Value
Precious Metals and Mining
Real Estate
S&P 500 Index
Tax-Exempt Money Market
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               0.020%            0.020%            0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate
  Aggressive
Portfolio Builder Moderate
  Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------







Statement of Additional Information - March 31, 2008                    Page 127




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 21. ADMINISTRATIVE FEES



-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2008          2007          2006         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)                        $   38,041    $   25,671    $    581(b)         0.020%
------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income(a)                         45,848        37,153       1,226(b)         0.020
------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income(a)                         82,229        58,560       1,394(b)         0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             110,897        86,301        51,235          0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                            26,665        24,051        17,895          0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                               183,783       138,034        85,545          0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                    223,400       172,602       104,658          0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                   62,617        50,763        34,371          0.020
------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                           101,924        76,312        41,435          0.020
------------------------------------------------------------------------------------------------------------
S&P 500 Index                                            158,059       153,231       222,321          0.060
------------------------------------------------------------------------------------------------------------
Small Company Index                                      738,676       867,030       861,455          0.078
------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                         2007          2006          2005
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------
Equity Value                                             674,042       558,514       454,202          0.056
------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth                                173,239       180,537       224,042         0.080
------------------------------------------------------------------------------------------------------------
Precious Metals and Mining                                67,215        50,123        51,848          0.060
------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                      534,163       568,712       491,869          0.079
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                       1,779(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                       1,861(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                       2,961(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                       2,293(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                       2,579(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                       1,548(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                       2,928(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                         586(c)        N/A           N/A          0.020
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------
High Yield Bond                                        1,259,292     1,328,295     1,219,476         0.064
------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth                               334,364       130,418        24,630          0.059
------------------------------------------------------------------------------------------------------------
Partners Fundamental Value                               645,012       658,982       458,121          0.056
------------------------------------------------------------------------------------------------------------
Partners Select Value                                    355,085       443,873       427,460          0.059
------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity                                267,622       205,335       129,820          0.080
------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                 754,675       858,118       824,914          0.078
------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                           623,283       821,082       960,018          0.068
------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                 196,713       172,175       152,145          0.070
------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 128





-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2007          2006          2005         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                     884,333       658,242       406,110          0.054
------------------------------------------------------------------------------------------------------------
Real Estate                                              153,117        91,341        41,449          0.060
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------
Cash Management                                        2,141,669     1,741,492     1,016,703          0.048
------------------------------------------------------------------------------------------------------------
Disciplined Equity                                     1,224,572       496,810        29,441          0.053
------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                      24,904       1,143(d)          N/A          0.060
------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                               20,681       4,615(e)          N/A          0.080
------------------------------------------------------------------------------------------------------------
Floating Rate                                            378,190      46,916(e)          N/A          0.069
------------------------------------------------------------------------------------------------------------
Growth                                                 1,763,087     1,791,547     1,370,094          0.052
------------------------------------------------------------------------------------------------------------
Income Opportunities                                     242,883       253,936       164,038          0.070
------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                           209,028       169,778        61,197          0.070
------------------------------------------------------------------------------------------------------------
Large Cap Equity                                       3,245,953     2,119,930       860,387          0.046
------------------------------------------------------------------------------------------------------------
Large Cap Value                                           60,574        78,248        67,667          0.060
------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                    105,993       133,102        88,881          0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------
California Tax-Exempt(f)                                 122,586       149,235        87,771          0.070
------------------------------------------------------------------------------------------------------------
Diversified Bond                                       1,752,212     1,698,244     1,259,427          0.063
------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)                                  234,353       286,050       163,503          0.070
------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)                                    47,710        57,973        36,031          0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------
Balanced                                                 623,784       697,753       524,986          0.057
------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth                              11,405(g)        N/A           N/A          0.060
------------------------------------------------------------------------------------------------------------
Diversified Equity Income                              3,449,519     2,960,505     1,216,876          0.045
------------------------------------------------------------------------------------------------------------
Mid Cap Value                                          1,196,773       854,082       385,071          0.053
------------------------------------------------------------------------------------------------------------
Strategic Allocation                                   1,340,234       948,662       383,942          0.073
------------------------------------------------------------------------------------------------------------
Strategic Income Allocation                               21,493(g)        N/A           N/A          0.070
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                       79,761        15,823(h)        N/A          0.080
------------------------------------------------------------------------------------------------------------
Disciplined International Equity                         209,295        14,739(i)        N/A          0.079
------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                     78,549        21,248(j)        N/A          0.080
------------------------------------------------------------------------------------------------------------
Global Bond                                              388,646       412,783       342,324          0.080
------------------------------------------------------------------------------------------------------------
Global Technology                                        103,335       101,197       112,326          0.060
------------------------------------------------------------------------------------------------------------
Partners International Select Growth                     490,174       347,819       240,889          0.078
------------------------------------------------------------------------------------------------------------
Partners International Select Value                    1,759,221     1,306,775       861,655          0.073
------------------------------------------------------------------------------------------------------------
Partners International Small Cap                          92,062        83,383        74,264          0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                            503,279       406,991       351,359          0.078
------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                             105,886        89,350        75,504          0.080
------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                               611,621       532,772       305,907          0.078
------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                   540,718       470,847       331,818          0.078
------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                   57,618        74,912        64,053          0.070
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                           652,889       946,943     1,023,124          0.057
------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                          525,515       544,894       321,037          0.069
------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                 1,823,812     2,064,819     1,505,060          0.063
------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 129




-------------------------------------------------------------------------------------------------------------
                                                      ADMINISTRATIVE SERVICES FEES PAID IN:        DAILY RATE
--------------------------------------------------------------------------------------------       APPLIED TO
FUND                                                     2007          2006          2005         FUND ASSETS
-------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                   73,957        69,922        42,768          0.060
------------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.



(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.



(c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.


(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.

(h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation (the "transfer agent") located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C AND CLASS D. For Class A, Class B, Class C and Class D, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

               Class A        Class B        Class C        Class D
               -------        -------        -------        -------
                $19.50         $20.50         $20.00         $19.50


          FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
               TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:

                         Class A        Class B        Class C
                         -------        -------        -------
                          $20.50         $21.50         $21.00





Statement of Additional Information - March 31, 2008                    Page 130




                               MONEY MARKET FUNDS

For Cash Management Fund and Tax-Exempt Money Market Fund, the annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

                    Class A        Class B        Class C
                    -------        -------        -------
                     $22.00         $23.00         $22.50


CLASS E, CLASS R2, CLASS R3, CLASS R4, CLASS R5, CLASS W AND CLASS Y. For Class E, Class R2, Class R3, Class R4, Class R5, Class W and Class Y, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below:

Class E    Class R2    Class R3    Class R4    Class R5    Class W    Class Y
-------    --------    --------    --------    --------    -------    -------
 0.05%       0.05%       0.05%       0.05%       0.05%      0.20%      0.05%


In addition, an annual closed-account fee of $5.00 per inactive account is charged on a pro rata basis for 12 months from the date the account becomes inactive. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds* have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

  Class E        Class R2        Class R3        Class R4        Class Y
  -------        --------        --------        --------        -------
   0.15%           0.25%           0.25%           0.25%          0.15%


The fees paid to the transfer agent may be changed by the Board without shareholder approval.

* Currently, tax-exempt and state tax-exempt funds do not have classes of shares that are subject to this fee.

DISTRIBUTION SERVICES

RiverSource Distributors, Inc. (the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly owned subsidiary of Ameriprise Financial, Inc., serves as the funds' principal underwriter. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                  TABLE 22. SALES CHARGES PAID TO DISTRIBUTOR

----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2008           2007           2006           2008           2007           2006
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
----------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income(a)       $688,587     $1,155,448    $128,246(b)      $(56,086)         $6,089  $   25,697(b)
----------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced               831,981      1,678,918     326,707(b)        176,661        287,006      73,038(b)
Income(a)
----------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate             1,279,681      2,955,938     437,903(b)         34,001        435,561     109,389(b)
Income(a)

----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive        2,848,037      3,260,693      3,095,956        799,417      1,029,231     1,116,369

----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative        384,348        455,765        577,821          4,989         94,296       105,590

----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate          3,944,827      4,127,743      4,118,788        702,939      1,084,978     1,075,302

----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate          5,635,597      6,845,238      7,078,581      1,613,677      2,326,266     2,691,706
Aggressive

----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 131





----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2008           2007           2006           2008           2007           2006
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         $1,088,559     $1,084,727     $1,286,540       $140,630       $252,979  $    274,017
Conservative
----------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity      2,257,735      2,414,356      1,845,156        471,536        594,766       518,093
----------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             N/A            N/A            N/A            N/A            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Small Company Index                   563,878        973,579      1,228,665        117,897        220,620       337,031
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                     2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------------
Equity Value                          928,630        645,442        740,741         86,064        116,536       258,954
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth             265,315        401,382        636,221         52,127        127,479      251,743
----------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining            178,460        104,779        141,256         33,944         21,277        58,658
----------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                   569,430        986,996      1,972,996        100,405        276,857       774,287

----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                 2,283(c)            N/A            N/A     (6,048)(c)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                35,493(c)            N/A            N/A      27,942(c)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                35,121(c)            N/A            N/A      23,828(c)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                38,880(c)            N/A            N/A      25,335(c)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                29,205(c)            N/A            N/A      15,221(c)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                21,303(c)            N/A            N/A      13,718(c)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                14,822(c)            N/A            N/A       7,670(c)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                10,606(c)            N/A            N/A       5,832(c)            N/A           N/A

----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                     1,787,813      2,479,319      3,295,433        139,630        682,596    1,011,136
----------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth            359,329        217,559        166,200         63,452         44,653        72,464
----------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value          1,266,023      1,915,417      2,827,644        158,689        406,545     1,038,987
----------------------------------------------------------------------------------------------------------------------------
Partners Select Value                 518,110        945,839      1,633,975         61,797        213,839       582,671
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity             309,112        604,021        523,687         95,646        190,699      187,706
----------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value            1,147,620      1,616,642      2,787,117        249,915        478,093    1,053,640
----------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government        962,025      1,908,960      3,842,195       (85,482)        482,228     1,629,476
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage              252,402        442,638        631,090       (67,241)         61,137      197,759
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                2,653,148      1,665,096      1,604,180        266,495        207,486       523,080
----------------------------------------------------------------------------------------------------------------------------
Real Estate                           813,437        598,431        556,465        218,298        180,632       223,572

----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------
Cash Management                       437,392        718,247        994,923        423,832        714,638       993,250
----------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                    661,751        322,731        126,376        140,529         67,609        47,059
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap          55,865       1,760(d)            N/A          9,445         852(d)           N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            15,644       6,304(e)            N/A          1,960       1,708(e)           N/A
----------------------------------------------------------------------------------------------------------------------------
Floating Rate                       1,282,342     364,914(e)            N/A      (554,729)   (118,354)(e)           N/A
----------------------------------------------------------------------------------------------------------------------------
Growth                              3,028,179      4,553,722      3,540,317        548,978        955,528     1,430,279
----------------------------------------------------------------------------------------------------------------------------
Income Opportunities                  320,351        486,593        891,368        (6,952)        108,764       201,999
----------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities        105,703        326,780        429,879         18,732         47,098        84,033
----------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                    4,596,427      3,400,059      1,812,939        641,330        629,348       723,158
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                       102,472        123,212        196,360         26,452         37,908        71,406
----------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                 136,687        220,446        393,925         28,890         28,711       115,701

----------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 132





----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT RETAINED AFTER PAYING
                                     SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
----------------------------------------------------------------------------------------------------------------------------
FUND                                 2007           2006           2005           2007           2006           2005
----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                $150,760    $212,157(f)       $218,698        $46,117     $77,373(f)  $    111,053
----------------------------------------------------------------------------------------------------------------------------
Diversified Bond                    2,340,251      2,757,988      3,072,387        419,415        788,192     1,203,503
----------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                  338,160     480,402(f)        463,661         12,594     102,088(f)       141,616
----------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    43,518      89,560(f)        134,248          6,984      19,641(f)        63,799

----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------
Balanced                              474,702        400,884        501,366         32,524         59,347       168,698
----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth        20,834(g)            N/A            N/A       5,197(g)            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income           9,553,810     12,904,884      9,791,165      1,407,616      2,114,315     2,664,788
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                       3,538,910      4,477,119      3,098,747        862,120      1,010,224       986,793
----------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                8,570,846      3,667,041      1,083,154      1,738,063        739,852       244,136
----------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation        267,319(g)            N/A            N/A      26,129(g)            N/A           N/A

----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and           10,519           0(h)            N/A          3,448           0(h)           N/A
Income
----------------------------------------------------------------------------------------------------------------------------
Disciplined International             130,761       4,700(i)            N/A         14,894         434(i)           N/A
Equity
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                  25,743      11,348(j)            N/A          1,421       2,036(j)           N/A
----------------------------------------------------------------------------------------------------------------------------
Global Bond                           314,002        447,007        765,438        215,442        320,724       390,806
----------------------------------------------------------------------------------------------------------------------------
Global Technology                     212,774        242,177        328,770         16,670         29,861        67,485
----------------------------------------------------------------------------------------------------------------------------
Partners International Select         885,940        810,514        816,345        226,007        234,619       282,465
Growth
----------------------------------------------------------------------------------------------------------------------------
Partners International Select       4,085,674      3,895,267      3,425,153        641,699        815,331     1,020,350
Value
----------------------------------------------------------------------------------------------------------------------------
Partners International Small          164,026        173,659        203,543         19,649         37,954        60,817
Cap
----------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets         886,062      1,075,586        798,990    (7,004,024)    (9,848,080)    (6,658,875)
----------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity          226,464        107,816            N/A         90,745         29,463          N/A
----------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity            896,578      1,272,084        778,062         99,098        218,974      211,977
----------------------------------------------------------------------------------------------------------------------------
Threadneedle International            501,090        563,174        873,855         56,669        107,305      244,843
Opportunity

----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                62,985        115,280        176,349       (10,183)         29,590        40,451
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                        608,683      1,388,577      1,821,533        115,052        346,497       635,918
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                       313,115        346,932        371,626       (19,725)         79,024       107,815
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income              1,182,244      1,485,792      2,115,452        181,059        389,650     2,736,405

----------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   N/A            N/A            N/A            N/A            N/A           N/A
----------------------------------------------------------------------------------------------------------------------------




(a) The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.


(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.


(c) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.
(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(f) The fund changed its fiscal year end in 2006 from June 30 to Aug. 31. For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.
(g) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(h) For the period from June 15, 2006 (when the Fund became available) to Oct. 31, 2006.

(i) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.

(j) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.



Statement of Additional Information - March 31, 2008                    Page 133




PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund listed in Table 24. 12b-1 Fees, approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

Class A   Class B   Class C   Class D   Class R2   Class R3   Class W
-------   -------   -------   -------   --------   --------   -------
 0.25%     1.00%     1.00%     0.25%      0.50%      0.25%     0.25%


    For Class B and Class C, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.

    For Class R2, up to 0.50% and for Class R3, up to 0.25% shall be reimbursed for distribution expenses. Of that amount, for Class R2, up to 0.25% may be reimbursed for shareholder servicing expenses.

FOR MONEY MARKET FUNDS:
    The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A:

Class A   Class B   Class C   Class W
-------   -------   -------   -------
 0.10%     0.85%     0.75%     0.10%


    For Class B, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B.

FOR ALL FUNDS:
Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.



Statement of Additional Information - March 31, 2008                    Page 134




Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              TABLE 23. 12B-1 FEES

FUND                             CLASS A      CLASS B   CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------
Income Builder Basic            $395,078     $253,523   $67,715       N/A       N/A       N/A      N/A
Income(a)
---------------------------------------------------------------------------------------------------------
Income Builder Enhanced          489,209      252,693    82,441       N/A       N/A       N/A      N/A
Income(a)
---------------------------------------------------------------------------------------------------------
Income Builder Moderate          875,976      478,229   129,187       N/A       N/A       N/A      N/A
Income(a)
---------------------------------------------------------------------------------------------------------
Portfolio Builder              1,096,237    1,014,125   144,874       N/A       N/A       N/A       N/A
Aggressive
---------------------------------------------------------------------------------------------------------
Portfolio Builder                228,152      361,758    58,657       N/A       N/A       N/A       N/A
Conservative
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     1,723,291    1,975,620   319,534       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate     2,192,065    2,083,589   310,922       N/A       N/A       N/A       N/A
Aggressive
---------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate       563,053      734,653   143,621       N/A       N/A       N/A       N/A
Conservative
---------------------------------------------------------------------------------------------------------
Portfolio Builder Total        1,006,389      932,272   136,484       N/A       N/A       N/A       N/A
Equity
---------------------------------------------------------------------------------------------------------
S&P 500 Index                        N/A          N/A       N/A   139,253       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Small Company Index            1,897,269    1,844,630       N/A       N/A       N/A       N/A       N/A

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------
Equity Value                   2,462,327    1,951,663    50,362       N/A         7         3         4
---------------------------------------------------------------------------------------------------------
Partners Small Cap Growth        312,614      496,176    50,257       N/A         7         3      N/A
---------------------------------------------------------------------------------------------------------
Precious Metals and Mining       229,568      182,836    18,005       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Small Cap Advantage            1,274,129    1,546,551   103,108       N/A         6         3       N/A

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------
Retirement Plus 2010(b)              749          N/A       N/A       N/A        10         4       N/A
---------------------------------------------------------------------------------------------------------
Retirement Plus 2015(b)            1,762          N/A       N/A       N/A        10         4       N/A
---------------------------------------------------------------------------------------------------------
Retirement Plus 2020(b)            1,718          N/A       N/A       N/A        10         5       N/A
---------------------------------------------------------------------------------------------------------
Retirement Plus 2025(b)            1,481          N/A       N/A       N/A        10         4       N/A
---------------------------------------------------------------------------------------------------------
Retirement Plus 2030(b)            1,216          N/A       N/A       N/A        10         4       N/A
---------------------------------------------------------------------------------------------------------
Retirement Plus 2035(b)              876          N/A       N/A       N/A        10         5       N/A
---------------------------------------------------------------------------------------------------------
Retirement Plus 2040(b)              321          N/A       N/A       N/A        10         5       N/A
---------------------------------------------------------------------------------------------------------
Retirement Plus 2045(b)              464          N/A       N/A       N/A        10         5       N/A

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------
High Yield Bond                3,770,904    3,490,903   260,374       N/A        12         6    7,834
---------------------------------------------------------------------------------------------------------
Partners Aggressive Growth       968,992      964,778    17,993       N/A        12         6      N/A
---------------------------------------------------------------------------------------------------------
Partners Fundamental Value     1,949,704    2,565,192   186,220       N/A       N/A       N/A      N/A
---------------------------------------------------------------------------------------------------------
Partners Select Value          1,116,653    1,282,538    88,805       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Partners Small Cap Equity        695,371      474,779    35,431       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Partners Small Cap Value       1,670,091    2,630,734   181,325       N/A        10         5       N/A
---------------------------------------------------------------------------------------------------------
Short Duration U.S.            1,466,190    2,610,675   119,778       N/A       N/A       N/A        6
Government
---------------------------------------------------------------------------------------------------------
U.S. Government Mortgage         299,282      529,573    56,655       N/A       N/A       N/A       N/A

---------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 135





FUND                             CLASS A      CLASS B   CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------
Dividend Opportunity           2,921,042    2,684,130   189,487       N/A       N/A       N/A         8
---------------------------------------------------------------------------------------------------------
Real Estate                      362,012      303,076    22,109       N/A       N/A       N/A         7

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------
Cash Management                4,173,165      726,794    20,932       N/A       N/A       N/A    20,714
---------------------------------------------------------------------------------------------------------
Disciplined Equity             3,592,175      774,204    30,535       N/A        15         7   360,341
---------------------------------------------------------------------------------------------------------
Disciplined Small and Mid         36,017        7,170       845       N/A       N/A       N/A    13,719
Cap Equity
---------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value       34,465        4,763       349       N/A        16         7       N/A
---------------------------------------------------------------------------------------------------------
Floating Rate                    850,476      411,313   148,157       N/A       N/A       N/A         8
---------------------------------------------------------------------------------------------------------
Growth                         6,060,271    4,642,489   201,604       N/A        16         8         9
---------------------------------------------------------------------------------------------------------
Income Opportunities             473,678      539,206    53,830       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Inflation Protected              197,429      254,136    22,157       N/A       N/A       N/A         8
Securities
---------------------------------------------------------------------------------------------------------
Large Cap Equity              13,273,226   11,344,113   344,990       N/A        16         8       N/A
---------------------------------------------------------------------------------------------------------
Large Cap Value                  160,778      188,820    11,437       N/A        14         7       N/A
---------------------------------------------------------------------------------------------------------
Limited Duration Bond            166,025      127,161    17,304       N/A       N/A       N/A         8

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------
California Tax-Exempt            412,060       82,230    20,739       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Diversified Bond               4,860,209    3,704,597   168,420       N/A        18         8   128,130
---------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt             751,419      265,289    76,915       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
New York Tax-Exempt              153,046       59,859     9,503       N/A       N/A       N/A       N/A

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------
Balanced                       2,372,601      664,087    47,138       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Disciplined Large Cap              1,799          596        94       N/A        18         9       N/A
Growth(c)
---------------------------------------------------------------------------------------------------------
Diversified Equity Income     15,091,455   12,454,200  1,006,4-       N/A        37    25,993        10
                                                             85
---------------------------------------------------------------------------------------------------------
Mid Cap Value                  4,403,769    3,263,100   328,848       N/A       195       272        10
---------------------------------------------------------------------------------------------------------
Strategic Allocation           3,858,078    2,055,354   433,308       N/A        21        10       N/A
---------------------------------------------------------------------------------------------------------
Strategic Income                  72,743       12,441     3,633       N/A       N/A       N/A       N/A
Allocation(c)

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------
Absolute Return Currency          12,511          103       121       N/A       N/A       N/A        12
and Income
---------------------------------------------------------------------------------------------------------
Disciplined International         35,989       12,465     1,873       N/A       N/A       N/A   302,194
Equity
---------------------------------------------------------------------------------------------------------
Emerging Markets Bond             23,088        6,858       967       N/A       N/A       N/A    43,590
---------------------------------------------------------------------------------------------------------
Global Bond                      653,140      555,147    27,011       N/A       N/A       N/A    27,525
---------------------------------------------------------------------------------------------------------
Global Technology                316,437      417,897    35,534       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Partners International           864,996      713,266    53,784       N/A       N/A       N/A       N/A
Select
Growth
---------------------------------------------------------------------------------------------------------
Partners International         4,540,785    4,105,615   323,352       N/A       N/A       N/A       N/A
Select Value
---------------------------------------------------------------------------------------------------------
Partners International           187,148      182,855    11,413       N/A       N/A       N/A       N/A
Small Cap
---------------------------------------------------------------------------------------------------------
Threadneedle Emerging          1,243,096      824,011    54,847       N/A       N/A       N/A       N/A
Markets
---------------------------------------------------------------------------------------------------------
Threadneedle European            249,567      307,051    17,890       N/A       N/A       N/A      N/A
Equity
---------------------------------------------------------------------------------------------------------
Threadneedle Global Equity     1,638,700    1,107,840    68,437       N/A        24        12        12
---------------------------------------------------------------------------------------------------------
Threadneedle International     1,217,677      773,607    35,773       N/A        23        12      N/A
Opportunity

---------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 136




FUND                             CLASS A      CLASS B   CLASS C   CLASS D  CLASS R2  CLASS R3   CLASS W
---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt          176,543       83,974    32,953       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                 2,325,844    1,652,668    75,602       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                1,823,472      352,820    53,497       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------
Tax-Exempt High Income         6,999,748    1,047,672   155,358       N/A       N/A       N/A       N/A

---------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market          123,262          N/A       N/A       N/A       N/A       N/A       N/A
---------------------------------------------------------------------------------------------------------



(a) The fund changed its fiscal year effective Jan. 31, 2008 from May 31 to Jan. 31. the information shown is for the period from June 1, 2007 through Jan. 31, 2008.



(b) For the period from May 16, 2006 (when shares became publicly available) to April 30, 2007.



(c) For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.


PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial institutions, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial institution, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial institution charges its representatives for effecting transactions in the funds. The amount of payment varies by financial institution, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial institution in addition to such asset-based fees, are considered on a case-by-case basis.

MARKETING AND SALES SUPPORT
Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial institution's personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial institution's organization, including placement of the fund on the financial institution's preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial institution, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial institution.

PROGRAM AND SHAREHOLDER SERVICING
Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial institution to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial institution may perform program services itself or may arrange with a third party to perform program services.


Statement of Additional Information - March 31, 2008                    Page 137




These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

OTHER PAYMENTS
The distributor and its affiliates may separately pay financial institutions in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial institution employees, client and investor events and other financial institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

FINANCIAL INSTITUTION ARRANGEMENTS
The financial institution through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial institution.

CUSTODIAN SERVICES

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS OTHER THAN DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR STATE TAX-EXEMPT FIXED INCOME, TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian has entered into a subcustodian agreement with The Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law and by the fund's subcustodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.



Statement of Additional Information - March 31, 2008                    Page 138




ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.



Statement of Additional Information - March 31, 2008                    Page 139





               TABLE 24. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS


                                                                                                    FISCAL
                                       DATE OF        DATE BEGAN       FORM OF         STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS     ORGANIZATION    ORGANIZATION     END    DIVERSIFIED**
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES,         4/29/81, 6/13/86(1)                 Corporation         NV/MN       7/31
  INC.(2)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate                               2/16/06                                                   Yes
  Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Income                                      6/19/03                                                   Yes
  Opportunities Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation                                   3/4/04                                                     No
  Protected Securities Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration                            6/19/03                                                   Yes
  Bond Fund

--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST            4/7/86                     Business Trust(2)       MA       8/31(10)
--------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-                             8/18/86                                                    No
  Exempt Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIMENSIONS SERIES,   2/20/68, 6/13/86(1)                 Corporation         NV/MN       7/31
  INC.
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           5/18/06                                                   Yes
  and Mid Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small                           2/16/06                                                   Yes
  Cap Value Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIVERSIFIED INCOME   6/27/74, 6/31/86(1)                 Corporation         NV/MN       8/31
  SERIES, INC.(2)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond                            10/3/74                                                   Yes
  Fund(3)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY SERIES,       3/18/57, 6/13/86(1)                 Corporation         NV/MN       11/30
  INC.
--------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth                              6/4/57                                                    Yes
  Fund(4)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES,            10/28/88                       Corporation          MN         10/31
  INC.
--------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return                             6/15/06                                                    No
  Currency and Income Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets                            2/16/06                                                    No
  Bond Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                            3/20/89                                                    No
--------------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology                          11/13/96                                                   Yes
  Fund
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                          11/13/96                                                   Yes
  Fund(4),(5),(11)
--------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                              5/29/90                                                   Yes
  Fund(5),(6),(11)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT INCOME          3/12/85                       Corporation          MN         5/31
  SERIES, INC.
--------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration                              8/19/85                                                   Yes
  U.S. Government Fund(3)
--------------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government                             2/14/02                                                   Yes
  Mortgage Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD INCOME          8/17/83                       Corporation          MN         5/31
  SERIES, INC.
--------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond                             12/8/83                                                   Yes
  Fund(3)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME SERIES,       2/10/45; 6/13/86(1)                 Corporation         NV/MN       1/31
  INC.(7)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                    No
  Basic Income Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                    No
  Enhanced Income Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder                              2/16/06                                                    No
  Moderate Income Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL              5/9/01                        Corporation          MN         10/31
  MANAGERS SERIES, INC.(2)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                   Yes
  International Select Growth
  Fund(11)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    9/28/01                                                   Yes
  International Select Value
  Fund(11)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    10/3/02                                                   Yes
  International Small Cap
  Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL              7/18/84                       Corporation          MN         10/31
  SERIES, INC.(2)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 5/18/06                                                   Yes
  International Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                            6/26/00                                                   Yes
  Fund(5),(11)
--------------------------------------------------------------------------------------------------------------------------
Threadneedle International                             11/15/84                                                   Yes
  Opportunity Fund(4),(5),(11)

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 140





                                                                                                    FISCAL
                                       DATE OF        DATE BEGAN       FORM OF         STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS     ORGANIZATION    ORGANIZATION     END    DIVERSIFIED**
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES,
  INC.                           1/18/40; 6/13/86(1)                 Corporation         NV/MN       9/30
--------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                            4/16/40                                                   Yes
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large                           5/17/07                                                   Yes
  Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified                                10/15/90                                                   Yes
  Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value                               2/14/02                                                   Yes
  Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP SERIES,    5/21/70, 6/13/86(1)                 Corporation         NV/MN       7/31
  INC.(2)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined                                 4/24/03                                                   Yes
  Equity Fund(4)
--------------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                 3/1/72                                                    Yes
--------------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity                            3/28/02                                                   Yes
  Fund
--------------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value                             6/27/02                                                   Yes
  Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES,           3/20/01                       Corporation          MN         5/31
  INC.(2)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    4/24/03                                                   Yes
  Aggressive Growth Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners                                    6/18/01                                                   Yes
  Fundamental Value Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Select                             3/8/02                                                    Yes
  Value Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small                              3/8/02                                                    Yes
  Cap Equity Fund(4),(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small                              6/18/01                                                   Yes
  Cap Value Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET ADVANTAGE           8/25/89                       Corporation          MN         1/31
  SERIES, INC.

--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                    Yes
  Conservative Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                    Yes
  Moderate Conservative Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                    Yes
  Moderate Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                    Yes
  Moderate Aggressive Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                    Yes
  Aggressive Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                           3/4/04                                                    Yes
  Total Equity Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index                              10/25/99                                                   Yes
  Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company                               8/19/96                                                   Yes
  Index Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MONEY MARKET         8/22/75; 6/13/86(1)                 Corporation         NV/MN       7/31
  SERIES, INC.

--------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management                             10/6/75                                                   Yes
  Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SERIES TRUST               1/27/06                    Business Trust(2)       MA         4/30

--------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian                          10/18/07                                                   Yes
  Equity

--------------------------------------------------------------------------------------------------------------------------
RiverSource 130/30 U.S.                                10/18/07                                                   Yes
  Equity

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2010 Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2015 Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2020 Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2025 Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2030 Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2035 Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2040 Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus                             5/18/06                                                    No
  2045 Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SECTOR SERIES,             3/25/88                       Corporation          MN         6/30
  INC.

--------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend                                    8/1/88                                                    Yes
  Opportunity Fund(8)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                            3/4/04                                                    Yes

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 141





                                                                                                    FISCAL
                                       DATE OF        DATE BEGAN       FORM OF         STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS     ORGANIZATION    ORGANIZATION     END    DIVERSIFIED**
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SELECTED SERIES,
  INC.                                10/5/84                       Corporation           MN        3/31
--------------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals                             4/22/86                                                    No
  and Mining Fund(9)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SHORT TERM           4/23/68, 6/13/86(1)                 Corporation         NV/MN       7/31
  INVESTMENTS SERIES, INC.

--------------------------------------------------------------------------------------------------------------------------
RiverSource Short-Term Cash                             9/26/06                                                   Yes
  Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SPECIAL TAX-EXEMPT         4/7/86                     Business Trust(2)       MA       8/31(10)
  SERIES TRUST

--------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-                              8/18/86                                                   Yes
  Exempt Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-                               8/18/86                                                    No
  Exempt Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGIC                  10/9/84                       Corporation          MN         9/30
  ALLOCATION SERIES, INC.(2)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic                                   1/23/85                                                   Yes
  Allocation Fund(4)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income                            5/17/07                                                   Yes
  Allocation Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGY SERIES,           1/24/84                       Corporation          MN         3/31
  INC.

--------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                           5/14/84                                                   Yes

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small                              1/24/01                                                   Yes
  Cap Growth Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Small Cap                                   5/4/99                                                    Yes
  Advantage Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT INCOME   12/21/78; 6/13/86(1)                 Corporation         NV/MN       11/30
  SERIES, INC.(2)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High                             5/7/79                                                    Yes
  Income Fund(4)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY     2/29/80, 6/13/86(1)                 Corporation         NV/MN       12/31
  MARKET SERIES, INC.(2)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money                            8/5/80                                                    Yes
  Market Fund(4)

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT SERIES,   9/30/76, 6/13/86(1)                 Corporation         NV/MN       11/30
  INC.

--------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-                          11/13/96                                                   Yes
  Exempt Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond                            11/24/76                                                   Yes
  Fund

--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE SERIES           9/07(12)                      Business Trust        MA         12/31
  TRUST(12)

--------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                              --                                                      Yes
  Portfolio - Aggressive

--------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                              --                                                      Yes
  Portfolio - Conservative

--------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                              --                                                      Yes
  Portfolio - Moderate

--------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                              --                                                      Yes
  Portfolio - Moderately
  Aggressive

--------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                              --                                                      Yes
  Portfolio - Moderately
  Conservative

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                           5/1/06                                                    Yes
  Portfolio - Fundamental
  Value Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                           2/4/04                                                    Yes
  Portfolio - Select Value
  Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                           8/14/01                                                   Yes
  Portfolio - Small Cap Value
  Fund(11)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    4/30/86                                                   Yes
  Portfolio - Balanced Fund(4)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                   10/31/81                                                   Yes
  Portfolio - Cash Management
  Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    9/10/04                                                   Yes
  Portfolio - Core Equity Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                   10/13/81                                                   Yes
  Portfolio - Diversified Bond
  Fund(3)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    9/15/99                                                   Yes
  Portfolio - Diversified
  Equity Income Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    5/1/96                                                     No
  Portfolio - Global Bond Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    9/13/04                                                    No
  Portfolio - Global Inflation
  Protected Securities
  Fund(13)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    9/15/99                                                   Yes
  Portfolio - Growth Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    5/1/96                                                    Yes
  Portfolio - High Yield Bond
  Fund(3)

--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 142





                                                                                                    FISCAL
                                       DATE OF        DATE BEGAN       FORM OF         STATE OF      YEAR
FUND*                               ORGANIZATION      OPERATIONS     ORGANIZATION    ORGANIZATION     END    DIVERSIFIED**
--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable
  Portfolio - Income
  Opportunities Fund                                   6/1/04                                                     Yes

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                   10/13/81                                                   Yes
  Portfolio - Large Cap Equity
  Fund(5)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    02/4/04                                                   Yes
  Portfolio - Large Cap Value
  Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    5/1/01                                                    Yes
  Portfolio - Mid Cap Growth
  Fund(4)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    5/2/05                                                    Yes
  Portfolio - Mid Cap Value
  Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    5/1/00                                                    Yes
  Portfolio - S&P 500 Index
  Fund

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    9/15/99                                                   Yes
  Portfolio - Short Duration
  U.S. Government Fund(3)

--------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                    9/15/99                                                   Yes
  Portfolio - Small Cap
  Advantage Fund

--------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                   5/1/00                                                    Yes
  Portfolio - Emerging Markets
  Fund(4),(5),(11)

--------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                   1/13/92                                                   Yes
  Portfolio - International
  Opportunity Fund(4),(5),(11)
--------------------------------------------------------------------------------------------------------------------------





    * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.



   ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.



  (1)    Date merged into a Minnesota corporation incorporated on April 7, 1986.



  (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.



  (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, VP - Bond Fund changed its name to VP - Diversified Bond Fund, VP - Extra Income Fund changed its name to VP - High Yield Bond Fund and VP - Federal Income Fund changed its name to VP - Short Duration U.S. Government Fund.



  (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. VP - Equity Select Fund changed its name to VP - Mid Cap Growth Fund, VP - Threadneedle Emerging Markets Fund changed its name to VP - Emerging Markets Fund, VP - Threadneedle International Fund changed its name to VP - International Opportunity Fund, and VP - Managed Fund changed its name to VP - Balanced Fund.



  (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, VP - Capital Resource Fund changed its name to VP - Large Cap Equity Fund,
         VP - Emerging Markets Fund changed its name to VP - Threadneedle Emerging Markets Fund and VP - International Fund changed its name to VP - Threadneedle International Fund.



  (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.



  (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.



  (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.



  (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.



 (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.



 (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable
         Portfolio - Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio - Fundamental Value Fund; RiverSource Variable Portfolio - Select Value



Statement of Additional Information - March 31, 2008                    Page 143





         Fund changed its name to RiverSource Partners Variable
         Portfolio - Select Value Fund; and RiverSource Variable
         Portfolio - Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio - Small Cap Value Fund.



 (12) Prior to January 2008, the assets in the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.



 (13) Effective June 8, 2005, VP - Inflation Protected Securities Fund changed its name to VP - Global Inflation Protected Securities Fund.




Statement of Additional Information - March 31, 2008                    Page 144




BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                            TABLE 25. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF           PRINCIPAL OCCUPATION                OTHER               COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 2006        Supreme Court, 1998-2006;                                Investment Review,
Minneapolis, MN 55402                      Attorney                                                 Joint Audit
Age 53

----------------------------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member      Chair, RiverSource Funds, 1999-  None                    Board Governance,
901 S. Marquette Ave.    since 1999        2006; former Governor of                                 Compliance,
Minneapolis, MN 55402                      Minnesota                                                Contracts,
Age 73                                                                                              Executive,
                                                                                                    Investment Review

----------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Investment Review,
901 S. Marquette Ave.    since 2007        in Cross Cultural Leadership                             Joint Audit
Minneapolis, MN 55402                      (consulting company)
Age 53

----------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 2004        and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      College; former Dean, McCallum                           Investment Review
Age 57                                     Graduate School of Business,
                                           Bentley College

----------------------------------------------------------------------------------------------------------------------
Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 1985                                                                 Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 73                                                                                              Investment Review,
                                                                                                    Joint Audit

----------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Investment Review,
901 S. Marquette Ave.    since 2005        Shikiar Asset Management         Insurance               Joint Audit
Minneapolis, MN 55402
Age 72

----------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member      President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    since 2002 and    Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    Chair of the      Carleton College                 irrigation systems)     Contracts,
Age 69                   Board since 2007                                                           Executive,
                                                                                                    Investment Review

----------------------------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Compliance,
901 S. Marquette Ave.    since 2004        Management, Inc. (private real                           Contracts,
Minneapolis, MN 55402                      estate and asset management                              Executive,
Age 55                                     company)                                                 Investment Review

----------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 2002        Director, RiboNovix, Inc. since  Inc. (biotechnology);   Executive,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Investment Review
Age 63                                     President, Forester Biotech      (health management
                                                                            programs)
----------------------------------------------------------------------------------------------------------------------





Statement of Additional Information - March 31, 2008                    Page 145




BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF               PRINCIPAL OCCUPATION                                   COMMITTEE
       NAME, ADDRESS, AGE              SERVICE               DURING PAST FIVE YEARS           OTHER DIRECTORSHIPS   MEMBERSHIPS
--------------------------------------------------------------------------------------------------------------------------------
William F. Truscott               Board member      President - U.S. Asset Management and     None                 Investment
53600 Ameriprise Financial        since 2001, Vice  Chief Investment Officer, Ameriprise                           Review
Center                            President since   Financial, Inc. and President, Chairman
Minneapolis, MN 55474             2002              of the Board and Chief Investment
Age 47                                              Officer, RiverSource Investments, LLC
                                                    since 2005; Director, President and
                                                    Chief Executive Officer, Ameriprise
                                                    Certificate Company since 2006; Chairman
                                                    of the Board, Chief Executive Officer
                                                    and President, RiverSource Distributors,
                                                    Inc. since 2006; Senior Vice
                                                    President - Chief Investment Officer,
                                                    Ameriprise Financial, Inc. and Chairman
                                                    of the Board and Chief Investment
                                                    Officer, RiverSource Investments, LLC,
                                                    2001-2005
--------------------------------------------------------------------------------------------------------------------------------



    * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                            TABLE 26. FUND OFFICERS

                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
Patrick T. Bannigan               President since   Director and Senior Vice President - Asset
172 Ameriprise Financial Center   2006              Management, Products and Marketing,
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006;
Age 42                                              Director and Vice President - Asset
                                                    Management, Products and Marketing,
                                                    RiverSource Distributors, Inc. since 2006;
                                                    Managing Director and Global Head of Product,
                                                    Morgan Stanley Investment Management, 2004-
                                                    2006; President, Touchstone Investments, 2002-
                                                    2004

--------------------------------------------------------------------------------------------------

Michelle M. Keeley                Vice President    Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center   since 2004        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                               RiverSource Investments, LLC since 2006; Vice
Age 43                                              President - Investments, Ameriprise
                                                    Certificate Company since 2003; Senior Vice
                                                    President - Fixed Income, Ameriprise
                                                    Financial, Inc., 2002-2006 and RiverSource
                                                    Investments, LLC, 2004-2006

--------------------------------------------------------------------------------------------------

Amy K. Johnson                    Vice President    Vice President - Asset Management and Trust
5228 Ameriprise Financial Center  since 2006        Company Services, RiverSource Investments, LLC
Minneapolis, MN 55474                               since 2006; Vice President - Operations and
Age 42                                              Compliance, RiverSource Investments, LLC,
                                                    2004-2006; Director of Product
                                                    Development - Mutual Funds, Ameriprise
                                                    Financial, Inc., 2001-2004

--------------------------------------------------------------------------------------------------

Jeffrey P. Fox                    Treasurer since   Vice President - Investment Accounting,
105 Ameriprise Financial Center   2002              Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                               Financial Officer, RiverSource Distributors,
Age 52                                              Inc. since 2006

--------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                    Page 146




                                    POSITION HELD
                                   WITH FUNDS AND
                                      LENGTH OF                  PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              SERVICE                  DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------

Scott R. Plummer                  Vice President,   Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center  General Counsel   Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             and Secretary     2005; Chief Counsel, RiverSource Distributors,
Age 48                            since 2006        Inc. since 2006; Vice President, General
                                                    Counsel and Secretary, Ameriprise Certificate
                                                    Company since 2005; Vice President - Asset
                                                    Management Compliance, Ameriprise Financial,
                                                    Inc., 2004-2005; Senior Vice President and
                                                    Chief Compliance Officer, USBancorp Asset
                                                    Management, 2002-2004

--------------------------------------------------------------------------------------------------

Jennifer D. Lammers               Chief Compliance  U.S. Asset Management Chief Compliance
172 Ameriprise Financial Center   Officer since     Officer, RiverSource Investments, LLC since
Minneapolis, MN 55474             2006              2006; Director - Mutual Funds, Voyageur Asset
Age 47                                              Management, 2003-2006; Director of Finance,
                                                    Voyageur Asset Management, 2000-2003

--------------------------------------------------------------------------------------------------
Neysa M. Alecu                    Money Laundering  Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center  Prevention        Officer, Ameriprise Financial, Inc. since
Minneapolis, MN 55474             Officer since     2004; Manager Anti-Money Laundering,
Age 44                            2004              Ameriprise Financial, Inc., 2003-2004;
                                                    Compliance Director and Bank Secrecy Act
                                                    Officer, American Express Centurion Bank,
                                                    2000-2003
--------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.



Statement of Additional Information - March 31, 2008                    Page 147




This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 27. COMMITTEE MEETINGS

                                                       BOARD                                      INVESTMENT    JOINT
                                                    GOVERNANCE  COMPLIANCE  CONTRACTS  EXECUTIVE    REVIEW      AUDIT
FISCAL PERIOD                                        COMMITTEE   COMMITTEE  COMMITTEE  COMMITTEE   COMMITTEE  COMMITTEE
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31           6           5          6          0           5          7
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31             5           1          6          2           5          6

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending April 30             5           2          6          1           5          6

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31               5           2          6          1           5          7

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30              5           2          6          1           5          8

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31              5           3          6          1           5          8

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31            5           3          6          1           5          8

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30         6           5          6          1           5          8

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31           6           5          6          1           5          7

-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30          6           5          6          1           5          7
-----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31          6           5          6          1           5          7
-----------------------------------------------------------------------------------------------------------------------



BOARD MEMBER HOLDINGS

The following table shows the Board members' dollar range of equity securities beneficially owned on Dec. 31, 2007 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all RiverSource funds overseen by the Board members.

                         TABLE 28. BOARD MEMBER HOLDINGS

Based on net asset values as of Dec. 31, 2007

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Disciplined International Equity             $1-$10,000                          Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $1-$10,000
                             ------------------------------------------------------------------------
                             Equity Value                                 Over $100,000
                             ------------------------------------------------------------------------
                             Global Equity                                Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        $10,001-$50,000
                             ------------------------------------------------------------------------
                             Precious Metals & Mining                     $1-$10,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                Over $100,000

---------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Cash Management                              $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           $10,001-$50,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Technology                            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate                   $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000

---------------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton            None                                         N/A                                     None

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 148





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Growth*                                      $50,001-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation*                        Over $100,000

---------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Disciplined Equity                           $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $50,001-$100,000
                             ------------------------------------------------------------------------
                             Global Bond                                  Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $50,001-$100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              Over $100,000
                             ------------------------------------------------------------------------
                             Short Duration U.S. Government               Over $100,000
                             ------------------------------------------------------------------------
                             Small Company Index                          Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   $50,001-$100,000

---------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind              None                                         N/A                                     None

---------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Absolute Return Currency & Income*           Over $100,000                      Over $100,000**
                             ------------------------------------------------------------------------
                             Cash Management*                             $10,001-$50,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity*            $50,001-$100,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income*                   Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth*                                      $1-$10,000
                             ------------------------------------------------------------------------
                             Mid Cap Growth                               $10,001-$50,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Total Equity*              $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets*               $50,001-$100,000

---------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Disciplined Equity*                          $50,001-$100,000                   Over $100,000**
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Global Equity*                               Over $100,000
                             ------------------------------------------------------------------------
                             Growth                                       $10,001-$50,000
                             ------------------------------------------------------------------------
                             Small Cap Advantage*                         $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         $50,001-$100,000

---------------------------------------------------------------------------------------------------------------------------------
Alison Taunton Rigby         120/20 Contrarian Equity                     $10,001-$50,000                     Over $100,000
                             ------------------------------------------------------------------------
                             Absolute Return Currency & Income            $10,001-$50,000
                             ------------------------------------------------------------------------
                             Cash Management                              $1-$10,000
                             ------------------------------------------------------------------------
                             Diversified Equity Income                    $10,001-$50,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     $50,001-$100,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Emerging Markets                Over $100,000

---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 149





                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                                        EQUITY SECURITIES OF ALL
                                                                             DOLLAR RANGE OF EQUITY    RIVERSOURCE FUNDS OVERSEEN
        BOARD MEMBER                             FUND                        SECURITIES IN THE FUND          BY BOARD MEMBER
---------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          120/20 Contrarian Equity                     $50,001-$100,000                    Over $100,000
                             ------------------------------------------------------------------------
                             130/30 U.S. Equity                           $50,001-$100,000
                             ------------------------------------------------------------------------
                             Cash Management                              Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Equity                           Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined International Equity             Over $100,000
                             ------------------------------------------------------------------------
                             Disciplined Small Cap Equity                 $10,001-$50,000
                             ------------------------------------------------------------------------
                             Diversified Bond                             Over $100,000
                             ------------------------------------------------------------------------
                             Dividend Opportunity                         Over $100,000
                             ------------------------------------------------------------------------
                             Emerging Markets Bond                        $1-$10,000
                             ------------------------------------------------------------------------
                             Global Bond Fund                             Over $100,000
                             ------------------------------------------------------------------------
                             Global Technology                            $50,001-$100,000
                             ------------------------------------------------------------------------
                             Growth                                       Over $100,000
                             ------------------------------------------------------------------------
                             High Yield Bond                              $10,001-$50,000
                             ------------------------------------------------------------------------
                             Income Builder Enhanced Income               Over $100,000
                             ------------------------------------------------------------------------
                             Income Opportunities                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Mid Cap Value                                Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Growth         Over $100,000
                             ------------------------------------------------------------------------
                             Partners International Select Value          $50,001-$100,000
                             ------------------------------------------------------------------------
                             Partners International Small Cap             Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Equity                    Over $100,000
                             ------------------------------------------------------------------------
                             Partners Small Cap Value                     Over $100,000
                             ------------------------------------------------------------------------
                             Portfolio Builder Moderate Aggressive        Over $100,000
                             ------------------------------------------------------------------------
                             Real Estate                                  $50,001-$100,000
                             ------------------------------------------------------------------------
                             Retirement Plus 2035                         $10,001-$50,000
                             ------------------------------------------------------------------------
                             Strategic Allocation                         Over $100,000
                             ------------------------------------------------------------------------
                             Strategic Income Allocation                  Over $100,000
                             ------------------------------------------------------------------------
                             Threadneedle Global Equity                   Over $100,000
---------------------------------------------------------------------------------------------------------------------------------



    *    Deferred compensation invested in share equivalents:

A. Flynn    Growth...............................  $50,001-$100,000
            Portfolio Builder Aggressive.........  $10,001-$50,000
            Strategic Allocation.................  Over $100,000

B. Lewis    Absolute Return Currency & Income....  Over $100,000
            Cash Management......................  $1-$10,000
            Disciplined International Equity.....  $50,001-$100,000
            Diversified Equity Income............  $50,001-$100,000
            Growth Fund..........................  $1-$10,000
            Portfolio Builder Total Equity.......  $50,001-$100,000
            Threadneedle Emerging Markets........  $50,001-$100,000

C. Paglia   Disciplined Equity...................  $50,001-$100,000
            Small Cap Advantage..................  $50,001-$100,000
            Threadneedle Global Equity...........  Over $100,000



   **    Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.


Statement of Additional Information - March 31, 2008                    Page 150




COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the last fiscal period.

                TABLE 29. BOARD MEMBER COMPENSATION - ALL FUNDS

                                                   TOTAL CASH COMPENSATION FROM RIVERSOURCE
BOARD MEMBER(A)                                           FUNDS PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                     $156,250
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                     146,250
----------------------------------------------------------------------------------------------
Pamela Carlton                                                       92,917
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                   151,250(b)
----------------------------------------------------------------------------------------------
Anne P. Jones                                                       148,750
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     146,250
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               386,250(b)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                              153,750(b)
----------------------------------------------------------------------------------------------
Vikki L. Pryor(c)                                                         0
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                143,750
----------------------------------------------------------------------------------------------




 (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.


 (b) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $62,292, $110,875 and $153,750, respectively. Amount deferred by fund is set forth in Table 32. Additional information regarding the deferred compensation plan is described below.


 (c) Ms. Pryor ceased service as a member of the Board, effective Jan. 11, 2007. (She had commenced serving on the Boards on Feb. 15, 2006.)



Statement of Additional Information - March 31, 2008                    Page 151




      TABLE 30. SUPPLEMENTAL BOARD MEMBER RETIREMENT BENEFITS -- ALL FUNDS

                                              1999      2000   2001    2002     2003        2004        2005        2006
---------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson*                              $13,200    --   $3,750    --       $4,950     $18,000     $17,250     $15,750
---------------------------------------------------------------------------------------------------------------------------



    * Retirement benefit amounts in excess of the Dollar Limits were accrued annually for the benefit of Mr. Carlson in a SRP. This table shows the amount of such accruals. Because of his retirement as Chair, the SRP amounts are now payable to Mr. Carlson. In this regard, it is expected that the total accrued retirement benefits under the SRP, equal to approximately $82,000 (which includes earnings and interest on the contributed amounts set forth in the table), will be paid to Mr. Carlson in January 2008. SRP payments are funded by the funds. As of January 2007, neither the Chair nor any Board member earns retirement benefits.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and sub- committee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

            TABLE 31. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS

                                                              AGGREGATE COMPENSATION FROM FUND
                         ---------------------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS    PAGLIA     PRYOR*      RIGBY
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

----------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic           **          **         **        **        **         **        **        **         **         **
Income

----------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced        **          **         **        **        **         **        **        **         **         **
Income

----------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate        **          **         **        **        **         **        **        **         **         **
Income
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              **          **         **        **        **         **        **        **         **          **
Aggressive
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              **          **         **        **        **         **        **        **         **          **
Conservative
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              **          **         **        **        **         **        **        **         **          **
Moderate

----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              **          **         **        **        **         **        **        **         **          **
Moderate Aggressive

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 152





                                                              AGGREGATE COMPENSATION FROM FUND
                         ---------------------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS    PAGLIA     PRYOR*      RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              **          **         **        **        **         **        **        **         **          **
Moderate Conservative
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total        **          **         **        **        **         **        **        **         **          **
Equity
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total        468         437        262       454       445        439     1,178       460          0         431
Amount deferred                 0           0                  186         0          0       341       460          0           0
----------------------------------------------------------------------------------------------------------------------------------
Small Company
Index -- total              1,675       1,565        925     1,625     1,592      1,571     4,235     1,647          0       1,543
Amount deferred                 0           0          0       666         0          0     1,227     1,647          0           0

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31

----------------------------------------------------------------------------------------------------------------------------------
Equity Value -- total       1,982       4,553        N/A     1,960     2,252      2,176     3,202     2,036      1,741       1,921
Amount deferred                 0           0                  926         0          0       874     2,036          0           0

----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap            371         865        N/A       366       423        408       586       381        329        359
Growth -- total
Amount deferred                 0           0                  174         0          0       159       381          0          0

----------------------------------------------------------------------------------------------------------------------------------
Precious Metals and           188         432        N/A       186       215        207       304       195        166         183
Mining -- total
Amount deferred                 0           0                   88         0          0        83       195          0           0

----------------------------------------------------------------------------------------------------------------------------------
Small Cap
Advantage -- total          1,216       2,903        N/A     1,198     1,397      1,345     1,849     1,249      1,100       1,178
Amount deferred                 0           0                  573         0          0       498     1,249          0           0

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045           **          **         **        **        **         **        **        **         **          **

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31

----------------------------------------------------------------------------------------------------------------------------------
High Yield                  3,467       6,785        N/A     3,366     3,784      3,654     6,136     3,496      2,443      3,247
Bond -- total
Amount deferred                 0           0                1,540         0          0     1,723     3,496          0          0

----------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive         1,025       2,018        N/A       997     1,120      1,078     1,805     1,039        725        963
Growth -- total
Amount deferred                 0           0                  457         0          0       506     1,039          0          0

----------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental        1,991       3,846        N/A     1,933     2,165      2,092     3,558     2,007      1,381       1,863
Value -- total
Amount deferred                 0           0                  882         0          0     1,001     2,007          0           0

----------------------------------------------------------------------------------------------------------------------------------
Partners Select             1,074       2,123        N/A     1,042     1,176      1,134     1,883     1,084        762       1,007
Value -- total
Amount deferred                 0           0                  478         0          0       528     1,084          0           0

----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap            616       1,236        N/A       598       678        652     1,064       624        448         579
Equity -- total
Amount deferred                 0           0                  276         0          0       297       624          0           0

----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap          1,740       3,416        N/A     1,690     1,901      1,833     3,072     1,758      1,229      1,632
Value -- total
Amount deferred                 0           0                  774         0          0       862     1,758          0          0

----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government -- total         1,703       3,495        N/A     1,651     1,884      1,813     2,881     1,722      1,268      1,600
Amount deferred                 0           0                  764         0          0       801     1,722          0          0

----------------------------------------------------------------------------------------------------------------------------------
U.S. Government
Mortgage -- total             483         866        N/A       470       515        500       937       485        292         451
Amount deferred                 0           0                  211         0          0       267       485          0           0

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 153




                                                              AGGREGATE COMPENSATION FROM FUND
                         ---------------------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS    PAGLIA     PRYOR*      RIGBY
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
----------------------------------------------------------------------------------------------------------------------------------
Dividend
Opportunity -- total        2,682       4,351        N/A     2,552     2,855      2,775     5,583     2,632      1,496       2,447
Amount deferred                 0           0                1,130         0          0     1,606     2,632          0           0

----------------------------------------------------------------------------------------------------------------------------------
Real Estate -- total          401         641        N/A       384       425        414       849       395        218         367
Amount deferred                 0           0                  169         0          0       245       395          0           0
----------------------------------------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
----------------------------------------------------------------------------------------------------------------------------------
Cash                        7,831      11,960        969     7,491     7,827      7,827    15,148     7,491      3,536       7,077
Management -- total
Amount deferred                 0           0          0     3,240         0          0     4,402     7,491          0           0

----------------------------------------------------------------------------------------------------------------------------------
Core Bond -- total            429         664         61       410       429        429       805       410        193         388
Amount deferred                 0           0          0       178         0          0       233       410          0           0

----------------------------------------------------------------------------------------------------------------------------------
Disciplined                 4,147       6,259        552     3,964     4,124      4,124     8,033     3,964      1,802       3,743
Equity -- total
Amount deferred                 0           0          0     1,711         0          0     2,337     3,964          0           0

----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and
Mid Cap Equity -- total        75          67         23        72        70         70       170        72          6          67
Amount deferred                 0           0          0        29         0          0        51        72          0           0

----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap
Value -- total                 36          32          8        34        33         33        84        34          4          32
Amount deferred                 0           0          0        14         0          0        25        34          0           0

----------------------------------------------------------------------------------------------------------------------------------
Floating Rate -- total        873       1,059        136       835       845        845     1,895       835        255         780
Amount deferred                 0           0          0       348         0          0       560       835          0           0

----------------------------------------------------------------------------------------------------------------------------------
Growth -- total             6,225      10,084        633     5,955     6,267      6,267    11,761     5,955      3,117       5,648
Amount deferred                 0           0          0     2,604         0          0     3,400     5,955          0           0

----------------------------------------------------------------------------------------------------------------------------------
Income
Opportunities -- total        626       1,026         61       599       632        632     1,183       599        318         569
Amount deferred                 0           0          0       262         0          0       342       599          0           0

----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected
Securities -- total           553         862         77       531       553        553     1,038       531        254         502
Amount deferred                 0           0          0       230         0          0       301       531          0           0

----------------------------------------------------------------------------------------------------------------------------------
Large Cap                  13,514      23,263      1,243    12,902    13,751     13,751    24,507    12,902      7,411      12,290
Equity -- total
Amount deferred                 0           0          0     5,710         0          0     7,035    12,902          0           0

----------------------------------------------------------------------------------------------------------------------------------
Large Cap                     187         307         19       179       188        188       350       179         95         170
Value -- total
Amount deferred                 0           0          0        78         0          0       101       179          0           0

----------------------------------------------------------------------------------------------------------------------------------
Limited Duration
Bond -- total                 287         480         30       275       289        289       528       275        148         261
Amount deferred                 0           0          0       121         0          0       152       275          0           0

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
----------------------------------------------------------------------------------------------------------------------------------
California Tax-
Exempt -- total               325         473         47       311       329        329       655       311        154         295
Amount deferred                 0           0          0       135         0          0       190       311          0           0

----------------------------------------------------------------------------------------------------------------------------------
Diversified
Bond -- total               5,229       7,563        793     5,000     5,279      5,279    10,572     5,000      2,424       4,748
Amount deferred                 0           0          0     2,171         0          0     3,071     5,000          0           0

----------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-
Exempt -- total               620         903         87       593       626        626     1,247       593        294         563
Amount deferred                 0           0          0       258         0          0       362       593          0           0

----------------------------------------------------------------------------------------------------------------------------------
New York Tax-
Exempt -- total               128         189         18       122       130        130       255       122         61         116
Amount deferred                 0           0          0        53         0          0        74       122          0           0

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Balanced -- total           2,015       2,758        484     1,923     2,039      2,039     4,261     1,923        747       1,825
Amount deferred                 0           0          0       815         0          0     1,249     1,923          0           0

----------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                    Page 154





                                                              AGGREGATE COMPENSATION FROM FUND
                         ---------------------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS    PAGLIA     PRYOR*      RIGBY
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap
Growth -- total                44          42         35        44        42         42        94        44          0          42
Amount deferred                 0           0          0        18         0          0        28        44          0           0

----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity
Income -- total            13,740      17,680      3,684    13,164    13,732     13,732    29,971    13,164      4,412      12,473
Amount deferred                 0           0          0     5,519         0          0     8,830    13,164          0           0

----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total      3,987       4,948      1,144     3,827     3,958      3,958     8,837     3,827      1,151       3,623
Amount deferred                 0           0          0     1,595         0          0     2,610     3,827          0           0

----------------------------------------------------------------------------------------------------------------------------------
Strategic                   3,251       3,980        976     3,122     3,219      3,219     7,227     3,123        895       2,956
Allocation -- total
Amount deferred                 0           0          0     1,299         0          0     2,137     3,123          0           0

----------------------------------------------------------------------------------------------------------------------------------
Strategic Income
Allocation -- total            68          63         48        65        65         65       163        65          0          63
Amount deferred                 0           0          0        26         0          0        49        65          0           0

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------------------
Absolute Return
Currency and
Income -- total               164         170         63       161       159        159       411       161         29         153
Amount deferred                 0           0          0        66         0          0       122       161          0           0

----------------------------------------------------------------------------------------------------------------------------------
Disciplined
International
Equity -- total               470         451        269       457       453        453     1,223       457         28         437
Amount deferred                 0           0          0       184         0          0       366       457          0           0

----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets              176         186         88       173       173        173       441       173         26         165
Bond -- total
Amount deferred                 0           0          0        71         0          0       131       173          0           0

----------------------------------------------------------------------------------------------------------------------------------
Global Bond -- total          874       1,047        260       861       883        883     2,055       861        263         817
Amount deferred                 0           0          0       361         0          0       606       861          0           0

----------------------------------------------------------------------------------------------------------------------------------
Global                        297         344         93       292       297        297       709       292         83         277
Technology -- total
Amount deferred                 0           0          0       122         0          0       209       292          0           0

----------------------------------------------------------------------------------------------------------------------------------
Partners International
Select Growth -- total      1,092       1,212        378     1,069     1,081      1,081     2,636     1,069        250       1,013
Amount deferred                 0           0          0       442         0          0       781     1,069          0

----------------------------------------------------------------------------------------------------------------------------------
Partners International
Select Value -- total       4,207       4,742      1,382     4,129     4,178      4,178    10,111     4,129      1,045       3,912
Amount deferred                 0           0          0     1,711         0          0     2,994     4,129          0           0

----------------------------------------------------------------------------------------------------------------------------------
Partners International
Small Cap -- total            207         238         68       203       207        207       492       203         54         193
Amount deferred                 0           0          0        84         0          0       146       203          0           0

----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging
Markets --
total                       1,124       1,282        377     1,105     1,120      1,120     2,700     1,105        292       1,049
Amount deferred                 0           0          0       459         0          0       799     1,105          0           0

----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European
Equity --
total                         232         265         74       228       231        231       556       228         60         216
Amount deferred                 0           0          0        95         0          0       164       228          0           0

----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global         1,377       1,598        432     1,354     1,378      1,378     3,273     1,354        380       1,284
Equity -- total
Amount deferred                 0           0          0       564         0          0       967     1,354          0           0

----------------------------------------------------------------------------------------------------------------------------------
Threadneedle
International
Opportunity -- total        1,203       1,390        370     1,183     1,202      1,202     2,868     1,183        330       1,122
Amount deferred                 0           0          0       492         0          0       848     1,183          0           0

----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 155




                                                              AGGREGATE COMPENSATION FROM FUND
                         ---------------------------------------------------------------------------------------------------------
                                                                                                                         TAUNTON-
FUND                       BLATZ     CARLSON    CARLTON     FLYNN     JONES    LAIKIND     LEWIS    PAGLIA     PRYOR*      RIGBY
----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-             147         163         55       145       143        143       351       145         29         135
Exempt -- total
Amount deferred                 0           0          0        59         0          0       105       145          0           0

----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total     2,083       2,367        795     2,051     2,032      2,032     4,957     2,050        431       1,916
Amount deferred                 0           0          0       838         0          0     1,474     2,050          0           0

----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                  1,376       1,509        531     1,356     1,330      1,330     3,293     1,356        264       1,265
Bond -- total
Amount deferred                 0           0          0       552         0          0       981     1,356          0           0

----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High             5,211       5,715      1,998     5,132     5,038      5,038    12,467     5,132      1,005       4,789
Income -- total
Amount deferred                 0           0          0     2,090         0          0     3,713     5,132          0           0

----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market -- total               226         208        114       222       211        211       556       222         24         208
Amount deferred                 0           0          0        89         0          0       167       222          0           0
----------------------------------------------------------------------------------------------------------------------------------



* Ms. Pryor ceased service as a member of the Board, effective Jan. 11, 2007.

** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - March 31, 2008                    Page 156




         TABLE 32. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of 30 days after the end of the fund's fiscal period:

                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31

--------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income            Charles Schwab & Co., Inc. (Charles       Class A    37.17%                  --
                                       Schwab) a brokerage firm in San           Class R4   69.59%
                                       Francisco, CA
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments, LLC              Class R4   30.41%                  --
                                       (RiverSource Investments), Minneapolis,
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income         Charles Schwab                            Class A    40.95%                  --
                                                                                 Class R4   81.85%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   18.15%                  --

--------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income         Charles Schwab                            Class A    40.97%                  --
                                                                                 Class R4   52.46%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   47.54%                  --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive           Charles Schwab                            Class R4   92.45%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   7.55%                   --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class A    8.26%                   --
Conservative                                                                     Class R4   58.40%
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   41.60%                  --
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder  Moderate            Charles Schwab                            Class R4   90.06%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   9.94%
                                                                                                                    --

--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class R4   84.04%                  --
Moderate Aggressive
                                      ------------------------------------------------------------------------------------------
                                       Fifth Third Bank TTEE, Cincinnati, OH     Class R4   14.66%                  --

--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class R4   64.07%                  --
Moderate Conservative
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   35.93%                  --

--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                      Charles Schwab                            Class R4   93.54%                  --
Total Equity
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   6.46%                   --

--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                          Charles Schwab                            Class D    100.00%                 --
                                                                                 Class E    18.11%
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank NA (Wacovia Bank),           Class E    81.89%             63.64%
                                       Charlotte, NC

--------------------------------------------------------------------------------------------------------------------------------
Small Company Index                    Charles Schwab                            Class A    7.91%                   --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc.(GWFS Equities),        Class R4   7.21%                   --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   88.29%                  --

--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------------
Equity Value                           RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    7.79%                   --
                                      ------------------------------------------------------------------------------------------
                                       John C. Mullarkey, Willowbrook, IL        Class C    6.84%                   --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank NA                          Class R4   98.72%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 157





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Growth              Charles Schwab                            Class A    13.12%                  --
                                                                                 Class R4   35.72%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.55%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I    5.20%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.22%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.25%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.36%                 --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   63.59%                 --

--------------------------------------------------------------------------------------------------------------------------------
Precious Metals and Mining             RiverSource Investments                   Class I    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    14.66%                  --
                                                                                 Class R4   97.96%                  --
                                      ------------------------------------------------------------------------------------------
                                       John E. Bridgman, Minneapolis, MN         Class C    7.77%                   --
                                      ------------------------------------------------------------------------------------------
                                       Richard L. Venable and Susan Angela       Class C    9.25%                   --
                                       Venable, Argyle, TX

--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                    RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    13.39%                  --
                                                                                 Class R4   99.11%

--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING APRIL 30
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    36.67%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    98.80%                  --
                                      ------------------------------------------------------------------------------------------
                                       Delbert K and Helen R Havercroft,         Class A    14.84%                  --
                                       Hutchinson, KS
                                      ------------------------------------------------------------------------------------------
                                       Charles B. Mark, Kihei, HI                Class A    6.16%                   --
                                      ------------------------------------------------------------------------------------------
                                       Nathaniel and Jonnie Jackson,             Class A    6.13%                   --
                                       Toledo, OH

--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    7.79%                   --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.14%                  --
                                      ------------------------------------------------------------------------------------------
                                       Jack R. and Virginia L. Nelson, Rapid     Class A    11.27%                  --
                                       City, SD
                                      ------------------------------------------------------------------------------------------
                                       Stephen W. and Denise R. Hatt,            Class A    8.26%                   --
                                       Fredericksburg, VA
                                      ------------------------------------------------------------------------------------------
                                       Robert and Pamela R. D'Agostino, Canton,  Class A    7.81%                   --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       Sherellee F. Medlock, Desoto, TX          Class A    7.80%                   --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 158




                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.43%                  --
                                      ------------------------------------------------------------------------------------------
                                       John C. Burowski, Suffern, NY             Class A    8.42%                   --
                                      ------------------------------------------------------------------------------------------
                                       William R. and Tina L. Oliver, Las        Class A    7.06%                   --
                                       Vegas, NV
                                      ------------------------------------------------------------------------------------------
                                       Lisa J. and Cecil B. Mc Adams,            Class A    6.97%                   --
                                       Tallahassee, FL
                                      ------------------------------------------------------------------------------------------
                                       Keith J. Newmark, Coral Springs, FL       Class A    5.83%                   --

--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.42%                  --
                                      ------------------------------------------------------------------------------------------
                                       Darryl Roberts, Toledo, OH                Class A    9.08%                   --
                                      ------------------------------------------------------------------------------------------
                                       Kevin S. Vincent, Hillsboro, OR           Class A    7.93%                   --
                                      ------------------------------------------------------------------------------------------
                                       Denise A. Spring, Peoria, IL              Class A    7.17%                   --
                                      ------------------------------------------------------------------------------------------
                                       William D. Pullins, Hot Springs, SD       Class A    5.24%                   --

--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.39%                  --
                                      ------------------------------------------------------------------------------------------
                                       Stephen T. and Teresa T. Bockian,         Class A    10.04%                  --
                                       Orlando, FL
                                      ------------------------------------------------------------------------------------------
                                       Troy and Sandy Farrington, Riverton, UT   Class A    9.70%                   --

--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    98.39%                  --
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson, Hot       Class A    14.50%                  --
                                       Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       William F. and Kathleen Truscott,         Class A    11.81%                  --
                                       Marblehead, MA
                                      ------------------------------------------------------------------------------------------
                                       Paul S. Mumma, St. Louis Park, MN         Class A    6.05%                   --
                                      ------------------------------------------------------------------------------------------
                                       Eric J. and Christine X. Dawson, Spring   Class A    5.67%                   --
                                       Lake, MI

--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    99.20%                  --
                                      ------------------------------------------------------------------------------------------
                                       Larry R. Shum, Shanandoah, IA             Class A    7.11%                   --
                                      ------------------------------------------------------------------------------------------
                                       Richard and Stefanie A. Nelson, Hot       Class A    5.85%                   --
                                       Springs, SD
                                      ------------------------------------------------------------------------------------------
                                       Yi Chen, Glen Allen, VA                   Class A    5.11%                   --

--------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - March 31, 2008                    Page 159





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                   RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    95.71%                  --
                                      ------------------------------------------------------------------------------------------
                                       Troy M. Brueggemeier,                     Class A    9.00%                   --
                                       St. Louis Park, MN
                                      ------------------------------------------------------------------------------------------
                                       Anthony D. And Rebecca-Heizer Marken,     Class A    6.26%                   --
                                       Lexington, MA
                                      ------------------------------------------------------------------------------------------
                                       Colby L. Morrow, Fresno, CA               Class A    5.84%                   --
                                      ------------------------------------------------------------------------------------------
                                       Anna Marcus, New York, NY                 Class A    5.60%                   --

--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MAY 31

--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                        RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    10.83%                  --
                                                                                 Class R4   47.70%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   52.04%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    7.38%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    58.35%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    31.36%                  --

--------------------------------------------------------------------------------------------------------------------------------
Partners Aggressive Growth             RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   24.74%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4   75.26%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.55%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.31%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.23%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.24%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.23%                  --

--------------------------------------------------------------------------------------------------------------------------------
Partners Fundamental Value             Charles Schwab                            Class A    15.19%                  --
                                                                                 Class R4   98.51%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.36%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.21%                 --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.26%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.20%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 160





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners Select Value                  RiverSource Investments                   Class R4   14.82%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    8.60%                   --
                                                                                 Class R4   85.18%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.54%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.91%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.28%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.20%                  --

--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Equity              RiverSource Investments                   Class I    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    9.07%                   --
                                                                                 Class R4   12.33%
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   87.34%                  --

--------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value               RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    19.14%                  --
                                                                                 Class R4   96.23%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.15%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.35%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.29%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.20%                  --

--------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government         RiverSource Investments                   Class W    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    8.70%                   --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities Inc.                        Class R4   15.27%                  --
                                       Greenwood Village, CO
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I    31.30%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    36.58%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    32.10%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   81.70%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 161





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage               Charles Schwab                            Class A    18.36%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    36.82%              52.41%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    8.18%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    55.00%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank, Minneapolis, MN         Class R4   99.89%                  --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                   RiverSource Investments                   Class W    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    23.55%                  --
                                                                                 Class R4   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    10.47%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    21.32%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    36.57%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    6.24%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    6.30%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    10.10%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    7.04%                   --

--------------------------------------------------------------------------------------------------------------------------------
Real Estate                            RiverSource Investments                   Class R4   8.28%               38.09%(a)
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    16.35%                  --
                                                                                 Class R4   91.72%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    6.22%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    13.76%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    17.20%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    10.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    17.24%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    21.14%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    9.77%                   --

--------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                        RiverSource Investments                   Class R5   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    41.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    13.61%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I    14.03%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    15.48%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Stanson Nimiroski, Branford, CT           Class C    7.31%                   --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class Y    95.15%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 162





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                     RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    6.17%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    13.86%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    9.05%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    9.16%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    14.57%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    10.17%                  --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2020                 Class I    5.29%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I    5.24%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I    5.12%                   --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   99.69%                  --

--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and                  RiverSource Investments                   Class A    50.89%              52.21%(a)
Mid Cap Equity                                                                   Class C    5.54%
                                                                                 Class R4   67.87%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    11.08%                  --
                                                                                 Class R4   32.13%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    10.94%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    11.16%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    17.54%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    12.27%                  --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2020                 Class I    7.86%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2025                 Class I    8.56%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2030                 Class I    8.40%                   --
                                      ------------------------------------------------------------------------------------------
                                       Retirement Plus Fund 2040                 Class I    6.22%                   --
                                      ------------------------------------------------------------------------------------------
                                       Deanna L. Rose, Punta Gorda, FL           Class C    9.54%                   --
                                      ------------------------------------------------------------------------------------------
                                       William E. and MaryLou K. Carroll,        Class C    8.20%                   --
                                       Punta Gorda, FL
                                      ------------------------------------------------------------------------------------------
                                       Contemporary Gardens, Honolulu, HI        Class C    6.43%                   --
                                      ------------------------------------------------------------------------------------------
                                       Mary Ruth Neal, Sacramento, CA            Class C    6.05%                   --
                                      ------------------------------------------------------------------------------------------
                                       Don M. and Barbara A. Warner,             Class C    5.68%                   --
                                       Fair Oaks, CA
                                      ------------------------------------------------------------------------------------------
                                       Claude V. and Julianna K. Neighbors,      Class C    5.48%                   --
                                       Lynchburg, VA
                                      ------------------------------------------------------------------------------------------
                                       Kenneth E. and Elaine M. Jacobsen,        Class C    5.45%                   --
                                       Madison, SD
                                      ------------------------------------------------------------------------------------------
                                       Heidi and Norbert Schuchbauer,            Class C    5.00%                   --
                                       Fair Oaks, CA

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 163





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value            RiverSource Investments                   Class A    73.83%              89.88%(a)
                                                                                 Class C    14.89%
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       David G. and Sharon M. Michaud,           Class B    7.49%                   --
                                       Gorham, ME
                                      ------------------------------------------------------------------------------------------
                                       Joanne and David J. Thorpe, Lakeville,    Class B    7.05%                   --
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       David J. Heck, Clermont, FL               Class B    6.72%                   --
                                      ------------------------------------------------------------------------------------------
                                       Keith and Sandra Crowell,                 Class C    30.65%                  --
                                       Huntersville, NC
                                      ------------------------------------------------------------------------------------------
                                       Dale T. and Jennie I. Metzgar,            Class C    15.84%                  --
                                       Shavertown, PA
                                      ------------------------------------------------------------------------------------------
                                       Ronald E. and Linda F. Dearing,           Class C    11.35%                  --
                                       Fort Wayne, IN
                                      ------------------------------------------------------------------------------------------
                                       Douglas E. and Cynthia A. Thompson,       Class C    10.91%                  --
                                       Churubusco, IN
                                      ------------------------------------------------------------------------------------------
                                       Robert and Lynn M. Schuster,              Class C    6.88%                   --
                                       Richardson, TX
                                      ------------------------------------------------------------------------------------------
                                       Robert W. and Wanda J. Jordan,            Class C    6.71%                   --
                                       Beverly Hills, MI
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    29.69%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    31.02%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    39.25%                  --

--------------------------------------------------------------------------------------------------------------------------------
Floating Rate                          RiverSource Investments                   Class W    100.00%             28.27%(a)
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    55.60%                  --
                                                                                 Class R4   96.93%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    8.06%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    37.18%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    52.66%                  --

--------------------------------------------------------------------------------------------------------------------------------
Growth                                 RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    9.00%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.72%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    19.97%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.81%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.09%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.16%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   47.89%                  --
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R4   43.02%                  --
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company               Class R4   5.67%                   --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 164





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                   Charles Schwab                            Class A    17.46%                  --
                                                                                 Class R4   93.49%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    11.18%              28.33%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    59.65%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    24.81%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4   6.51%                   --

--------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities         RiverSource Investments                   Class W    100.00%             78.59%(a)
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4   65.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    19.90%                  --
                                                                                 Class R4   34.34%
                                      ------------------------------------------------------------------------------------------
                                       Mary and George Forsman,                  Class C    5.23%                   --
                                       Minneapolis, MN
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    6.36%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    9.90%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    30.84%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    36.64%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    8.38%                   --
                                       Fund

--------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                       RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                      ------------------------------------------------------------------------------------------
                                       The Bank of New York                      Class R5   99.98%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.71%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.04%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.71%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.09%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.19%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wachovia Bank                             Class R4   99.89%                  --

--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                        RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R4   30.36%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    12.75%                  --
                                                                                 Class R4   69.64%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    19.96%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.92%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.16%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.11%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 165





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                  RiverSource Investments                   Class W    12.19%              52.48%(a)
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    87.81%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Life Insurance Company        Class R4   100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    18.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    60.09%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Conservative Fund       Class I    39.90%                  --
                                      ------------------------------------------------------------------------------------------
                                       John W. and Cecelia E. Kramar,            Class C    17.08%                  --
                                       Hacienda Heights, CA
                                      ------------------------------------------------------------------------------------------
                                       Mary Loretta Jacobsmeyer, Riverside, CA   Class C    8.07%                   --
                                      ------------------------------------------------------------------------------------------
                                       Michael N. Stanley, Palm Springs, CA      Class C    7.88%                   --
                                      ------------------------------------------------------------------------------------------
                                       Rita R. and Lawrence E. Dale, Barstow,    Class C    6.52%                   --
                                       CA
                                      ------------------------------------------------------------------------------------------
                                       John B. Mudd, Riverside, CA               Class C    5.00%                   --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                  Linda A. Wochnik, Sierra Madre, CA        Class B    10.88%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class C    7.91%                   --
                                      ------------------------------------------------------------------------------------------
                                       Robert P. and Diane E. Minger, Huntley,   Class C    6.03%                   --
                                       IL
                                      ------------------------------------------------------------------------------------------
                                       Yu Chuan Chen, Tyan Yue Hwu and Vanessa   Class C    5.88%                   --
                                       Hwu, Walnut, CA

--------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                       RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       American Enterprise Investment Services   Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    6.99%                   --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   5.01%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income Fund       Class I    7.35%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    8.27%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    38.13%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    28.74%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    10.16%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   93.57%                  --

--------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt                   None                                      None       N/A                     --
--------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt                    Charles Schwab                            Class A    7.81%                   --
                                      ------------------------------------------------------------------------------------------
                                       Joan Sabbatini, E. Northport, NY          Class B    6.27%                   --
                                      ------------------------------------------------------------------------------------------
                                       Ena S. Ryan, Brooklyn, NY                 Class C    7.69%                   --
                                      ------------------------------------------------------------------------------------------
                                       Ottoviano Asarese, Buffalo, NY            Class C    5.34%                   --
                                      ------------------------------------------------------------------------------------------
                                       Arthur and Sandra Ezersky, Woodbury, NY   Class C    5.29%                   --

--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Balanced                               Wacovia Bank                              Class R4   99.81%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 166





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Growth           Charles Schwab                            Class A    36.15%                  --
                                      ------------------------------------------------------------------------------------------
                                       Joyce S. Tsuji and Laurence Lance,        Class B    8.39%                   --
                                       Renton, WA
                                      ------------------------------------------------------------------------------------------
                                       Fred A. and Christine F. Fox, Clarkston,  Class B    6.71%                   --
                                       MI
                                      ------------------------------------------------------------------------------------------
                                       Neocles G. and Karen S. Athanasiades,     Class B    5.47%                   --
                                       East Setauket, NY
                                      ------------------------------------------------------------------------------------------
                                       Michael L. and Melissa M. Gunderson,      Class C    28.22%                  --
                                       Marschall, MN
                                      ------------------------------------------------------------------------------------------
                                       Robert M. and Patricia A. Smith,          Class C    19.30%                  --
                                       Camarillo, CA
                                      ------------------------------------------------------------------------------------------
                                       Paul L. and Denise B. Powell, North       Class C    13.14%                  --
                                       Hampton, NH
                                      ------------------------------------------------------------------------------------------
                                       Marilyn S. and Thomas S. Araki, Wailuku,  Class C    7.17%                   --
                                       HI
                                      ------------------------------------------------------------------------------------------
                                       Robert L. Veeneman, Sarasota, FL          Class C    5.13%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.35%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    19.96%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.39%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.10%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.89%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class C    27.04%              95.01%(a)
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R4   100.00%
                                                                                 Class R5   100.00%

--------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income              Charles Schwab                            Class A    26.75%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.61%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.13%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.66%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.15%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.18%                  --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life Insurance Company           Class R2   89.67%                  --
                                       (Hartford Life), Weatogue, CT
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R2   7.71%                   --
                                                                                 Class R3   97.47%
                                                                                 Class R5   16.22%
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   47.97%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wells Fargo Bank                          Class R4   31.13%                  --
                                      ------------------------------------------------------------------------------------------
                                       American Century Investments, Kansas      Class R4   5.28%                   --
                                       City, MO
                                      ------------------------------------------------------------------------------------------
                                       Ameriprise Trust Company                  Class R5   84.09%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class W    100.00%                 --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 167





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                          Charles Schwab                            Class A    39.47%                  --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing L.L.C., Glen Allen, VA     Class C    7.09%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.51%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.11%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.78%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.20%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.12%                  --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Life                             Class R2   98.90%                  --
                                      ------------------------------------------------------------------------------------------
                                       JP Morgan Chase Bank, Kansas City, MO     Class R3   37.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Hartford Securities, Hartford, CT         Class R3   29.81%                  --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R3   27.61%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   39.95%                  --
                                      ------------------------------------------------------------------------------------------
                                       John Hancock Life Insurance Company,      Class R4   31.22%                  --
                                       Buffalo, NY
                                      ------------------------------------------------------------------------------------------
                                       ING Life Insurance and Annuity,           Class R4   13.53%                  --
                                       Hartford, CT
                                      ------------------------------------------------------------------------------------------
                                       National Financial Services Corp., New    Class R4   6.03%                   --
                                       York, NY
                                      ------------------------------------------------------------------------------------------
                                       Matrix Capital Bank, Denver, CO           Class R5   90.25%                  --
                                      ------------------------------------------------------------------------------------------
                                       Securian Financial Services, St. Paul,    Class R5   9.41%                   --
                                       MN
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                   Charles Schwab                            Class A    14.68%                  --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R2   100.00%
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   78.72%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class R4   21.28%                  --
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Allocation            RiverSource Investments                   Class A    39.42%              36.02%(a)
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    22.87%                  --

--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency               RiverSource Investments                   Class B    100.00%             77.27%(a)
Income                                                                           Class R4   17.62%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    61.36%                  --
                                                                                 Class R4   82.38%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    11.62%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    21.09%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    9.81%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    9.53%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    16.10%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    19.12%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    8.82%                   --
                                      ------------------------------------------------------------------------------------------
                                       H&R Block Financial Advisors, Inc.,       Class C    8.16%                   --
                                       Detroit, MI
                                      ------------------------------------------------------------------------------------------
                                       Mark and Elizabeth Fiorini, San Hose, CA  Class C    6.92%                   --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 168





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity       American Enterprise Investment Services,  Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    21.88%                  --
                                                                                 Class R4   80.72%
                                      ------------------------------------------------------------------------------------------
                                       Linda A. O'Donnel, West Chester, OH       Class C    5.52%                   --
                                      ------------------------------------------------------------------------------------------
                                       Chester and Jewel Carter, Sacramento, CA  Class C    5.48%                   --
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   19.28%              28.45%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    16.65%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    19.16%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    7.16%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    6.65%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    6.92%                   --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    10.78%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    7.52%                   --

--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                  American Enterprise Investment Services,  Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       RiverSource Investments                   Class R4   55.69%              76.82%(a)
                                                                                 Class C    5.81%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    23.52%                  --
                                                                                 Class R4   44.31%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    35.97%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    46.47%                  --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    16.50%                  --
                                      ------------------------------------------------------------------------------------------
                                       First Clearing L.L.C., Rochester, NY      Class C    33.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       Jeffrey L. and Cherl K. George, Canton,   Class C    6.75%                   --
                                       OH
                                      ------------------------------------------------------------------------------------------
                                       Barbara J. and Paul E. Johnson, West      Class C    5.60%                   --
                                       Valley, UT
                                      ------------------------------------------------------------------------------------------
                                       Steven C. and Beverly Glover, draper, UT  Class C    5.56%                   --

--------------------------------------------------------------------------------------------------------------------------------
Global Bond                            American Enterprise Investment Services,  Class W    99.99%                  --
                                       Inc.
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    13.15%                  --
                                                                                 Class R4   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Basic Income               Class I    6.22%               32.51%(a)
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Enhanced Income            Class I    5.76%                   --
                                      ------------------------------------------------------------------------------------------
                                       Income Builder Moderate Income            Class I    14.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    26.70%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    32.51%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    9.44%                   --
                                       Fund

--------------------------------------------------------------------------------------------------------------------------------
Global Technology                      RiverSource Investments                   Class I    100.00%                 --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    17.06%                  --
                                                                                 Class R4   99.68%

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 169





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Partners International Select          Charles Schwab                            Class A    16.57%                  --
Growth                                                                           Class R4   13.95%
                                      ------------------------------------------------------------------------------------------
                                       New York Life Trust Company               Class R4   80.44%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.45%              35.19%(a)
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.34%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.59%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.21%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.03%                  --
--------------------------------------------------------------------------------------------------------------------------------
Partners International Select Value    Charles Schwab                            Class A    22.71%                  --
                                                                                 Class R4   98.85%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.33%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.59%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.22%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.01%                  --
--------------------------------------------------------------------------------------------------------------------------------
Partners International Small Cap       RiverSource Investments                   Class R4   12.05%                  --
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    20.56%                  --
                                                                                 Class R4   87.89%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.48%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.45%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.45%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.20%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.98%                  --

--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets          Charles Schwab                            Class A    15.34%                  --
                                                                                 Class R4   77.63%
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.80%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.56%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.97%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.28%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.35%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   22.37%                  --

--------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity           RiverSource Investments                   Class I    100.00%                 --
                                                                                 Class R4   9.13%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    14.22%                  --
                                                                                 Class R4   90.87%
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity             RiverSource Investments                   Class R2   100.00%                 --
                                                                                 Class R3   100.00%
                                                                                 Class R5   100.00%
                                                                                 Class W    100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    14.66%                  --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   10.89%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   85.99%                  --

--------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - March 31, 2008                    Page 170





                                                                                      FUND SHARES
                                                                                 ---------------------
                                                                                   SHARE                   PERCENT OF FUND
 FUND                                      SHAREHOLDER NAME, CITY AND STATE        CLASS    PERCENTAGE  (if greater than 25%)
--------------------------------------------------------------------------------------------------------------------------------
Threadneedle International             RiverSource Investments                   Class R2   100.00%                 --
Opportunity                                                                      Class R3   100.00%
                                                                                 Class R5   100.00%
                                      ------------------------------------------------------------------------------------------
                                       Charles Schwab                            Class A    13.21%                  --
                                                                                 Class R4   52.52%
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   47.48%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Aggressive Fund         Class I    19.46%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.32%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.59%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.21%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    22.02%                  --

--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                Charles Schwab                            Class A    8.27%                   --
                                      ------------------------------------------------------------------------------------------
                                       John T. and Robin L. Lawrence, Beverly,   Class B    5.63%
                                       MA
                                      ------------------------------------------------------------------------------------------
                                       Jesse M. Annoye, Germantown, WI           Class C    6.71%
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                         Portfolio Builder Aggressive Fund         Class I    19.39%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Fund           Class I    20.43%                  --
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Aggressive     Class I    31.65%                  --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Moderate Conservative   Class I    5.28%                   --
                                       Fund
                                      ------------------------------------------------------------------------------------------
                                       Portfolio Builder Total Equity Fund       Class I    21.93%                  --
                                      ------------------------------------------------------------------------------------------
                                       Wacovia Bank                              Class R4   69.55%                  --
                                      ------------------------------------------------------------------------------------------
                                       GWFS Equities                             Class R4   25.26%                  --

--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                        J. Haley Stephens, Calhoun, GA            Class C    8.84%                   --
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                 None                                      --         --                      --
--------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                Lawrence Garner, Woodstock, GA and        Class A    6.32%                   --
                                       Ronald J. Garner, Wyckoff, NJ
--------------------------------------------------------------------------------------------------------------------------------




(a) Combination of RiverSource Investments initial capital and affiliated funds-of-funds' investments in Class I shares.


A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of- funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.



Statement of Additional Information - March 31, 2008                    Page 171




INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on Aug. 8, 2007.


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements for the fiscal year ended July 31, 2007 or later contained in a fund's Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The information for periods ended on or before June 30, 2007 was audited by KPMG LLP. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



Statement of Additional Information - March 31, 2008                    Page 172




                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS.
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

   - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

   - Nature of and provisions of the obligation.

   - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.



Statement of Additional Information - March 31, 2008                         A-1




Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.



Statement of Additional Information - March 31, 2008                         A-2




AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.



Statement of Additional Information - March 31, 2008                         A-3




Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The


Statement of Additional Information - March 31, 2008                         A-4




short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - March 31, 2008                         A-5




                                                                      APPENDIX B

                             STATE TAX-EXEMPT FUNDS
                               STATE RISK FACTORS


California Tax-Exempt Fund, Minnesota Tax-Exempt Fund and New York Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.


Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

    - the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

    - natural disasters and ecological or environmental concerns;

    - the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

    - the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

    - economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

The 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. sec. 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Only two states have addressed whether a state's exemption of interest on its own bonds or those of its political subdivisions, but not of interest on the bonds of other states or their political subdivisions, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. A court in Ohio decided in 1994 that the Ohio law was not unconstitutional. However, the Kentucky Court of Appeals held early in 2006 that the Kentucky law violated the Commerce Clause. The Kentucky Supreme Court declined to review this decision, however, the U.S. Supreme Court accepted certiorari in May 2007, and is expected to review the case in the fall of 2007. The Funds cannot predict the likelihood that interest on the Minnesota bonds held by the Funds would become taxable for Minnesota income tax purposes under
Section 289A.50, subdivision 10.

Similarly, the other State Tax-Exempt Funds cannot predict the likelihood that interest on state and municipal bonds held in such funds would become taxable under such applicable state law.

See "Taxes" for more information.



Statement of Additional Information - March 31, 2008                         B-1




                                                                      APPENDIX C

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                                S-6500 AH (3/08)




Statement of Additional Information - March 31, 2008                         C-1

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (70.9%)(C)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (2.7%)
RiverSource Global Bond Fund                         609,847              $4,232,335
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.6%)
RiverSource Inflation Protected Securities
 Fund                                              1,302,630              13,703,665
------------------------------------------------------------------------------------

INVESTMENT GRADE (59.7%)
RiverSource Core Bond Fund                         3,244,105              31,532,700
RiverSource Limited Duration Bond Fund             3,955,008              38,719,525
RiverSource Short Duration U.S. Government
 Fund                                              5,121,250              24,735,635
                                                                     ---------------
Total                                                                     94,987,860
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $110,550,492)                                                    $112,923,860
------------------------------------------------------------------------------------

EQUITY FUNDS (18.5%)(C)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (0.6%)
RiverSource Dividend Opportunity Fund                104,373                $912,221
------------------------------------------------------------------------------------

INTERNATIONAL (5.5%)
RiverSource Disciplined International Equity
 Fund                                                 56,721                 600,112
RiverSource International Aggressive Growth
 Fund                                                423,223               3,381,553
RiverSource International Equity Fund                169,031               1,056,446
RiverSource International Opportunity Fund           147,286               1,524,407
RiverSource International Select Value Fund          227,358(b)            2,082,598
RiverSource International Small Cap Fund              44,530                 313,046
                                                                     ---------------
Total                                                                      8,958,162
------------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                         132,803               1,581,678
------------------------------------------------------------------------------------

U.S. LARGE CAP (8.8%)
RiverSource Disciplined Equity Fund                  400,137               2,600,888
RiverSource Disciplined Large Cap Growth Fund        215,987               1,989,244
RiverSource Diversified Equity Income Fund           114,505               1,335,128
RiverSource Fundamental Growth Fund                  428,240               2,449,534
RiverSource Fundamental Value Fund                   219,877               1,314,865
RiverSource Growth Fund                               94,319               2,929,550
RiverSource Large Cap Equity Fund                    137,523                 694,493
RiverSource Large Cap Value Fund                      34,196                 163,800
RiverSource Value Fund                               158,421                 641,606
                                                                     ---------------
Total                                                                     14,119,108
------------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                    VALUE(A)

U.S. MID CAP (1.9%)
RiverSource Aggressive Growth Fund                   156,025(b)           $1,533,728
RiverSource Mid Cap Growth Fund                      105,285                 991,785
RiverSource Mid Cap Value Fund                        25,116                 221,522
RiverSource Select Value Fund                         46,265                 215,130
                                                                     ---------------
Total                                                                      2,962,165
------------------------------------------------------------------------------------

U.S. SMALL CAP (0.6%)
RiverSource Small Cap Growth Fund                    164,975                 682,996
RiverSource Small Cap Value Fund                      42,022                 194,562
                                                                     ---------------
Total                                                                        877,558
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                          13,275                 112,969
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $32,227,999)                                                      $29,523,861
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.9%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         786,311              $7,831,661
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $7,858,669)                                                        $7,831,661
------------------------------------------------------------------------------------

CASH EQUIVALENTS (5.2%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                   8,342,449              $8,342,449
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,342,449)                                                        $8,342,449
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $158,979,609)(d)                                                 $158,621,831
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $159,767,783 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $2,592,911
Unrealized depreciation                                               (3,738,863)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(1,145,952)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  43

RiverSource Portfolio Builder Conservative Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 44 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.6%)(c)
                                                  SHARES                VALUE(A)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                       338,655              $3,108,857
------------------------------------------------------------------------------------

GLOBAL BOND (4.1%)
RiverSource Global Bond Fund                       2,071,976              14,379,515
------------------------------------------------------------------------------------

HIGH YIELD (1.2%)
RiverSource Income Opportunities Fund                436,385               4,224,206
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.3%)
RiverSource Inflation Protected Securities
 Fund                                              2,772,200              29,163,549
------------------------------------------------------------------------------------

INVESTMENT GRADE (45.1%)
RiverSource Core Bond Fund                         3,369,004              32,746,723
RiverSource Diversified Bond Fund                  8,886,391              43,543,317
RiverSource Limited Duration Bond Fund             5,560,864              54,440,861
RiverSource Short Duration U.S. Government
 Fund                                              5,824,817              28,133,864
                                                                     ---------------
Total                                                                    158,864,765
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $205,507,458)                                                    $209,740,892
------------------------------------------------------------------------------------

EQUITY FUNDS (32.8%)(C)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (1.0%)
RiverSource Dividend Opportunity Fund                421,413              $3,683,154
------------------------------------------------------------------------------------

INTERNATIONAL (10.2%)
RiverSource Disciplined International Equity
 Fund                                                224,076               2,370,723
RiverSource Emerging Markets Fund                    236,721               2,355,375
RiverSource International Aggressive Growth
 Fund                                              1,582,926              12,647,579
RiverSource International Equity Fund                609,262               3,807,890
RiverSource International Opportunity Fund           549,439               5,686,698
RiverSource International Select Value Fund          845,448(b)            7,744,307
RiverSource International Small Cap Fund             167,647               1,178,558
                                                                     ---------------
Total                                                                     35,791,130
------------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                         297,356               3,541,515
------------------------------------------------------------------------------------

U.S. LARGE CAP (16.1%)
RiverSource Disciplined Equity Fund                1,602,013              10,413,084
RiverSource Disciplined Large Cap Growth Fund        865,677               7,972,881
RiverSource Diversified Equity Income Fund           469,502               5,474,399
RiverSource Fundamental Growth Fund                1,641,014               9,386,598
RiverSource Fundamental Value Fund                   882,299               5,276,151

EQUITY FUNDS (CONTINUED)
                                                  SHARES                VALUE(A)
U.S. LARGE CAP (CONT.)
RiverSource Growth Fund                              393,974             $12,236,822
RiverSource Large Cap Equity Fund                    549,684               2,775,903
RiverSource Large Cap Value Fund                     124,923                 598,383
RiverSource Value Fund                               604,823               2,449,533
                                                                     ---------------
Total                                                                     56,583,754
------------------------------------------------------------------------------------

U.S. MID CAP (3.4%)
RiverSource Aggressive Growth Fund                   628,218(b)            6,175,382
RiverSource Mid Cap Growth Fund                      428,211               4,033,751
RiverSource Mid Cap Value Fund                        99,584                 878,327
RiverSource Select Value Fund                        186,014                 864,966
                                                                     ---------------
Total                                                                     11,952,426
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Small Cap Growth Fund                    661,049               2,736,743
RiverSource Small Cap Value Fund                     158,433                 733,544
                                                                     ---------------
Total                                                                      3,470,287
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                          56,232                 478,535
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $124,499,287)                                                    $115,500,801
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.0%)(c)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,770,144             $17,630,637
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $17,708,448)                                                      $17,630,637
------------------------------------------------------------------------------------

CASH EQUIVALENTS (2.4%)(c)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                   8,571,648              $8,571,648
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,571,648)                                                        $8,571,648
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $356,286,841)(d)                                                 $351,443,978
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  45

RiverSource Portfolio Builder Moderate Conservative Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $357,301,151 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $5,987,981
Unrealized depreciation                                               (11,845,154)
---------------------------------------------------------------------------------
Net unrealized depreciation                                           $(5,857,173)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 46 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets) Investments in Affiliated Funds

EQUITY FUNDS (47.5%)(C)
                                                  SHARES                VALUE(A)
DIVIDEND INCOME (1.5%)
RiverSource Dividend Opportunity Fund              1,668,477             $14,582,486
------------------------------------------------------------------------------------

INTERNATIONAL (14.5%)
RiverSource Disciplined International Equity
 Fund                                                962,830              10,186,738
RiverSource Emerging Markets Fund                    939,790               9,350,914
RiverSource International Aggressive Growth
 Fund                                              6,285,612              50,222,044
RiverSource International Equity Fund              2,300,320              14,376,998
RiverSource International Opportunity Fund         2,185,128              22,616,079
RiverSource International Select Value Fund        3,388,497(b)           31,038,636
RiverSource International Small Cap Fund             663,592               4,665,050
                                                                     ---------------
Total                                                                    142,456,459
------------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                       1,674,588              19,944,342
------------------------------------------------------------------------------------

U.S. LARGE CAP (23.0%)
RiverSource Disciplined Equity Fund                6,376,238              41,445,548
RiverSource Disciplined Large Cap Growth Fund      3,456,483              31,834,206
RiverSource Diversified Equity Income Fund         1,905,395              22,216,911
RiverSource Fundamental Growth Fund                6,180,777              35,354,044
RiverSource Fundamental Value Fund                 3,509,219              20,985,128
RiverSource Growth Fund                            1,633,331              50,731,261
RiverSource Large Cap Equity Fund                  2,186,986              11,044,279
RiverSource Large Cap Value Fund                     509,202               2,439,075
RiverSource Value Fund                             2,278,685               9,228,673
                                                                     ---------------
Total                                                                    225,279,125
------------------------------------------------------------------------------------

U.S. MID CAP (4.9%)
RiverSource Aggressive Growth Fund                 2,503,629(b)           24,610,670
RiverSource Mid Cap Growth Fund                    1,696,941              15,985,186
RiverSource Mid Cap Value Fund                       407,691               3,595,838
RiverSource Select Value Fund                        761,126               3,539,234
                                                                     ---------------
Total                                                                     47,730,928
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.4%)
RiverSource Small Cap Growth Fund                  2,643,116              10,942,501
RiverSource Small Cap Value Fund                     630,937               2,921,238
                                                                     ---------------
Total                                                                     13,863,739
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         222,551               1,893,906
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $500,390,268)                                                    $465,750,985
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (47.2%)(C)
                                                  SHARES                    VALUE(A)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                       722,334              $6,631,023
------------------------------------------------------------------------------------

GLOBAL BOND (4.8%)
RiverSource Global Bond Fund                       6,718,851              46,628,824
------------------------------------------------------------------------------------

HIGH YIELD (6.4%)
RiverSource Income Opportunities Fund              6,465,099              62,582,162
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (10.2%)
RiverSource Inflation Protected Securities
 Fund                                              9,496,964              99,908,066
------------------------------------------------------------------------------------

INVESTMENT GRADE (25.1%)
RiverSource Core Bond Fund                        10,034,460              97,534,947
RiverSource Diversified Bond Fund                 30,581,727             149,850,463
                                                                     ---------------
Total                                                                    247,385,410
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $452,793,599)                                                    $463,135,485
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.1%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       4,981,678             $49,617,512
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $50,043,589)                                                      $49,617,512
------------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                          66                     $66
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $66)                                                                      $66
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,003,227,522)(d)                                               $978,504,048
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  47

RiverSource Portfolio Builder Moderate Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $1,006,096,582 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $20,615,053
Unrealized depreciation                                               (48,207,587)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(27,592,534)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 48 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (62.5%)(C)
                                                  SHARES               VALUE(A)
DIVIDEND INCOME (2.0%)
RiverSource Dividend Opportunity Fund             2,515,339             $21,984,066
-----------------------------------------------------------------------------------

INTERNATIONAL (19.3%)
RiverSource Disciplined International Equity
 Fund                                             1,458,670              15,432,727
RiverSource Emerging Markets Fund                 1,418,957              14,118,620
RiverSource International Aggressive Growth
 Fund                                             9,516,158              76,034,105
RiverSource International Equity Fund             3,474,976              21,718,597
RiverSource International Opportunity Fund        3,304,102              34,197,451
RiverSource International Select Value Fund       5,113,625(b)           46,840,803
RiverSource International Small Cap Fund            999,439               7,026,058
                                                                    ---------------
Total                                                                   215,368,361
-----------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                      1,929,103              22,975,611
-----------------------------------------------------------------------------------

U.S. LARGE CAP (30.5%)
RiverSource Disciplined Equity Fund               9,636,525              62,637,411
RiverSource Disciplined Large Cap Growth Fund     5,224,128              48,114,217
RiverSource Diversified Equity Income Fund        2,885,496              33,644,879
RiverSource Fundamental Growth Fund               9,345,961              53,458,898
RiverSource Fundamental Value Fund                5,306,110              31,730,540
RiverSource Growth Fund                           2,471,753              76,772,654
RiverSource Large Cap Equity Fund                 3,277,297              16,550,350
RiverSource Large Cap Value Fund                    766,581               3,671,922
RiverSource Value Fund                            3,440,783              13,935,173
                                                                    ---------------
Total                                                                   340,516,044
-----------------------------------------------------------------------------------

U.S. MID CAP (6.5%)
RiverSource Aggressive Growth Fund                3,776,672(b)           37,124,684
RiverSource Mid Cap Growth Fund                   2,573,309              24,240,567
RiverSource Mid Cap Value Fund                      612,204               5,399,639
RiverSource Select Value Fund                     1,142,577               5,312,984
                                                                    ---------------
Total                                                                    72,077,874
-----------------------------------------------------------------------------------

U.S. SMALL CAP (1.9%)
RiverSource Small Cap Growth Fund                 3,991,000              16,522,739
RiverSource Small Cap Value Fund                    958,571               4,438,182
                                                                    ---------------
Total                                                                    20,960,921
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        326,210               2,776,049
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $744,064,050)                                                   $696,658,926
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (32.1%)(C)
                                                  SHARES                   VALUE(A)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                      367,627              $3,374,812
-----------------------------------------------------------------------------------

GLOBAL BOND (4.8%)
RiverSource Global Bond Fund                      7,756,364              53,829,166
-----------------------------------------------------------------------------------

HIGH YIELD (1.9%)
RiverSource Income Opportunities Fund             2,130,355              20,621,840
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.2%)
RiverSource Inflation Protected Securities
 Fund                                             9,752,820             102,599,668
-----------------------------------------------------------------------------------

INVESTMENT GRADE (15.9%)
RiverSource Core Bond Fund                        6,970,472              67,752,988
RiverSource Diversified Bond Fund                18,120,440              88,790,157
RiverSource Short Duration U.S. Government
 Fund                                             4,370,019              21,107,192
                                                                    ---------------
Total                                                                   177,650,337
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $343,958,620)                                                   $358,075,823
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.1%)(C)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      5,747,383             $57,243,936
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $57,755,378)                                                     $57,243,936
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         27                     $27
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $27)                                                                     $27
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,145,778,075)(d)                                            $1,111,978,712
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  49

RiverSource Portfolio Builder Moderate Aggressive Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $1,149,477,361 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $26,781,036
Unrealized depreciation                                               (64,279,685)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(37,498,649)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 50 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (78.4%)(C)
                                                  SHARES                VALUE(A)
DIVIDEND INCOME (2.5%)
RiverSource Dividend Opportunity Fund              1,541,831             $13,475,606
------------------------------------------------------------------------------------

INTERNATIONAL (24.4%)
RiverSource Disciplined International Equity
 Fund                                                885,641               9,370,085
RiverSource Emerging Markets Fund                    870,628               8,662,750
RiverSource International Aggressive Growth
 Fund                                              5,800,398              46,345,179
RiverSource International Equity Fund              2,129,884              13,311,775
RiverSource International Opportunity Fund         2,016,666              20,872,493
RiverSource International Select Value Fund        3,117,630(b)           28,557,488
RiverSource International Small Cap Fund             608,406               4,277,092
                                                                     ---------------
Total                                                                    131,396,862
------------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         950,575              11,321,354
------------------------------------------------------------------------------------

U.S. LARGE CAP (38.5%)
RiverSource Disciplined Equity Fund                5,879,917              38,219,460
RiverSource Disciplined Large Cap Growth Fund      3,192,968              29,407,239
RiverSource Diversified Equity Income Fund         1,753,992              20,451,543
RiverSource Fundamental Growth Fund                5,734,618              32,802,012
RiverSource Fundamental Value Fund                 3,231,283              19,323,072
RiverSource Growth Fund                            1,501,855              46,647,602
RiverSource Large Cap Equity Fund                  2,011,125              10,156,182
RiverSource Large Cap Value Fund                     466,741               2,235,691
RiverSource Value Fund                             2,122,408               8,595,751
                                                                     ---------------
Total                                                                    207,838,552
------------------------------------------------------------------------------------

U.S. MID CAP (8.2%)
RiverSource Aggressive Growth Fund                 2,308,083(b)           22,688,458
RiverSource Mid Cap Growth Fund                    1,569,577              14,785,420
RiverSource Mid Cap Value Fund                       372,512               3,285,555
RiverSource Select Value Fund                        695,224               3,232,792
                                                                     ---------------
Total                                                                     43,992,225
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Small Cap Growth Fund                  2,433,793              10,075,903
RiverSource Small Cap Value Fund                     575,014               2,662,317
                                                                     ---------------
Total                                                                     12,738,220
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         203,013               1,727,642
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $450,338,193)                                                    $422,490,461
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (16.3%)(C)
                                                  SHARES                    VALUE(A)

FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                       542,720              $4,982,173
------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
RiverSource Global Bond Fund                         766,288               5,318,039
------------------------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource Income Opportunities Fund                874,990               8,469,899
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.4%)
RiverSource Inflation Protected Securities
 Fund                                              1,722,223              18,117,784
------------------------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Core Bond Fund                         2,002,490              19,464,207
RiverSource Diversified Bond Fund                  3,576,812              17,526,377
RiverSource Short Duration U.S. Government
 Fund                                              2,874,068              13,881,748
                                                                     ---------------
Total                                                                     50,872,332
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $85,694,010)                                                      $87,760,227
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.2%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       2,836,427             $28,250,810
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $28,495,259)                                                      $28,250,810
------------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                          22                     $22
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22)                                                                      $22
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $564,527,484)(d)                                                 $538,501,520
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  51

RiverSource Portfolio Builder Aggressive Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $566,285,174 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $9,848,764
Unrealized depreciation                                               (37,632,418)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(27,783,654)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 52 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.5%)(C)
                                                  SHARES                VALUE(A)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund              1,673,101             $14,622,905
------------------------------------------------------------------------------------

INTERNATIONAL (29.6%)
RiverSource Disciplined International Equity
 Fund                                                911,607               9,644,804
RiverSource Emerging Markets Fund                    944,626               9,399,029
RiverSource International Aggressive Growth
 Fund                                              6,302,575              50,357,578
RiverSource International Equity Fund              2,396,382              14,977,389
RiverSource International Opportunity Fund         2,190,789              22,674,665
RiverSource International Select Value Fund        3,391,416(b)           31,065,370
RiverSource International Small Cap Fund             659,149               4,633,818
                                                                     ---------------
Total                                                                    142,752,653
------------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         865,787              10,311,519
------------------------------------------------------------------------------------

U.S. LARGE CAP (46.6%)
RiverSource Disciplined Equity Fund                6,380,732              41,474,756
RiverSource Disciplined Large Cap Growth Fund      3,463,817              31,901,754
RiverSource Diversified Equity Income Fund         1,878,000              21,897,481
RiverSource Fundamental Growth Fund                6,435,658              36,811,966
RiverSource Fundamental Value Fund                 3,509,588              20,987,339
RiverSource Growth Fund                            1,589,020              49,354,961
RiverSource Large Cap Equity Fund                  2,177,028              10,993,989
RiverSource Large Cap Value Fund                     504,923               2,418,583
RiverSource Value Fund                             2,376,364               9,624,273
                                                                     ---------------
Total                                                                    225,465,102
------------------------------------------------------------------------------------

U.S. MID CAP (9.9%)
RiverSource Aggressive Growth Fund                 2,499,810(b)           24,573,138
RiverSource Mid Cap Growth Fund                    1,702,508              16,037,622
RiverSource Mid Cap Value Fund                       402,191               3,547,328
RiverSource Select Value Fund                        750,527               3,489,951
                                                                     ---------------
Total                                                                     47,648,039
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.9%)
RiverSource Small Cap Growth Fund                  2,638,802              10,924,639
RiverSource Small Cap Value Fund                     626,860               2,902,363
                                                                     ---------------
Total                                                                     13,827,002
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         214,917               1,828,946
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $488,923,866)                                                    $456,456,166
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.4%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       2,599,589             $25,891,901
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $26,012,529)                                                      $25,891,901
------------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                          22                     $22
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22)                                                                      $22
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $514,936,417)(d)                                                 $482,348,089
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  53

RiverSource Portfolio Builder Total Equity Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $517,231,107 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $6,930,349
Unrealized depreciation                                               (41,813,367)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(34,883,018)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 54 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                         RIVERSOURCE
                                                               RIVERSOURCE            PORTFOLIO BUILDER            RIVERSOURCE
                                                            PORTFOLIO BUILDER             MODERATE              PORTFOLIO BUILDER
                                                              CONSERVATIVE              CONSERVATIVE                MODERATE
JAN. 31, 2008                                                     FUND                      FUND                      FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $158,979,609, $356,286,841, and
   $1,003,227,522, respectively)                              $158,621,831              $351,443,978              $978,504,048
Capital shares receivable                                          908,936                 1,272,073                 3,465,971
Dividends receivable                                                41,353                    75,108                   164,978
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   159,572,120               352,791,159               982,134,997
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             238,239                   239,832                 1,546,980
Payable for investments purchased                                   76,237                   275,969                   234,019
Accrued distribution fee                                             2,055                     4,255                    11,364
Accrued transfer agency fee                                            451                     1,021                     3,209
Accrued administrative services fee                                     86                       190                       530
Other accrued expenses                                              39,239                   166,015                    86,377
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  356,307                   687,282                 1,882,479
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock            $159,215,813              $352,103,877              $980,252,518
=================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value                               $    157,060              $    342,759              $    938,575
Additional paid-in capital                                     159,840,016               356,505,128             1,005,210,102
Accumulated net realized gain (loss)                              (423,485)                   98,853                (1,172,685)
Unrealized appreciation (depreciation) on affiliated
   investments                                                    (357,778)               (4,842,863)              (24,723,474)
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                              $159,215,813              $352,103,877              $980,252,518
=================================================================================================================================

Net assets applicable to outstanding shares:           Class A             $111,050,506              $259,699,591
                                                       Class B             $ 40,525,206              $ 76,117,681
                                                       Class C             $  7,615,936              $ 16,243,377
                                                       Class R4            $     24,165              $     43,228
                                                       Class A
Outstanding shares of capital stock:                   shares(1)             10,944,200                25,258,910
                                                       Class B shares         4,007,079                 7,428,267
                                                       Class C shares           752,365                 1,584,479
                                                       Class R4 shares            2,404                     4,223
Net asset value per share:                             Class A             $      10.15              $      10.28
                                                       Class B             $      10.11              $      10.25
                                                       Class C             $      10.12              $      10.25
                                                       Class R4            $      10.05              $      10.24
--------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares:             $746,273,942
                                                         $198,087,358
                                                         $ 35,786,145
                                                         $    105,073
Outstanding shares of capital stock:                       71,375,697
                                                           19,035,309
                                                            3,436,396
                                                               10,056
Net asset value per share:                               $      10.46
                                                         $      10.41
                                                         $      10.41
                                                         $      10.45
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $10.66, $10.79 and $11.10, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  55

STATEMENTS OF ASSETS AND LIABILITIES

                                                               RIVERSOURCE
                                                            PORTFOLIO BUILDER            RIVERSOURCE               RIVERSOURCE
                                                                MODERATE              PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                               AGGRESSIVE                AGGRESSIVE               TOTAL EQUITY
JAN. 31, 2008                                                     FUND                      FUND                      FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $1,145,778,075, $564,527,484 and
   $514,936,417, respectively)                               $1,111,978,712             $538,501,520              $482,348,089
Capital shares receivable                                         2,517,312                1,020,759                   549,748
Dividends receivable                                                114,156                   32,319                        --
Receivable for affiliated investments sold                          833,520                  120,567                   611,343
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,115,443,700              539,675,165               483,509,180
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                            1,528,470                  524,030                   567,421
Accrued distribution fee                                             12,213                    5,861                     5,236
Accrued transfer agency fee                                           4,573                    2,493                     2,328
Accrued administrative services fee                                     601                      291                       260
Accrued plan administrative services fee                                  5                        1                         1
Other accrued expenses                                               73,390                   50,703                    56,039
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,619,252                  583,379                   631,285
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock           $1,113,824,448             $539,091,786              $482,877,895
=================================================================================================================================
REPRESENTED BY
Capital stock - $.01 par value                               $    1,063,530             $    516,107              $    459,579
Additional paid-in capital                                    1,148,073,361              564,106,829               513,887,636
Undistributed net investment income                                      --                       --                   638,933
Accumulated net realized gain (loss)                             (1,513,080)                 494,814                   480,075
Unrealized appreciation (depreciation) on affiliated
   investments                                                  (33,799,363)             (26,025,964)              (32,588,328)
---------------------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                             $1,113,824,448             $539,091,786              $482,877,895
=================================================================================================================================

Net assets applicable to outstanding shares:   Class A                   $  880,751,474             $428,863,881
                                               Class B                   $  199,150,000             $ 94,959,883
                                               Class C                   $   33,117,113             $ 15,158,381
                                               Class R4                  $      805,861             $    109,641
                                               Class A
Outstanding shares of capital stock:           shares(1)                     84,013,338               40,981,066
                                               Class B shares                19,086,670                9,151,829
                                               Class C shares                 3,176,161                1,467,345
                                               Class R4 shares                   76,784                   10,459
Net asset value per share:                     Class A                   $        10.48             $      10.46
                                               Class B                   $        10.43             $      10.38
                                               Class C                   $        10.43             $      10.33
                                               Class R4                  $        10.50             $      10.48
-------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares:     $384,378,038
                                                 $ 84,629,230
                                                 $ 13,707,051
                                                 $    163,576
Outstanding shares of capital stock:               36,516,756
                                                    8,106,594
                                                    1,319,026
                                                       15,480
Net asset value per share:                       $      10.53
                                                 $      10.44
                                                 $      10.39
                                                 $      10.57
------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $11.12, $11.10 and $11.17, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 56 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS

                                                               RIVERSOURCE            PORTFOLIO BUILDER            RIVERSOURCE
                                                            PORTFOLIO BUILDER             MODERATE              PORTFOLIO BUILDER
                                                              CONSERVATIVE              CONSERVATIVE                MODERATE
YEAR ENDED JAN. 31, 2008                                          FUND                      FUND                      FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds        $ 5,149,498              $ 10,725,581              $ 28,531,663
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                         228,152                   563,053                 1,723,291
   Class B                                                         361,758                   734,653                 1,975,620
   Class C                                                          58,657                   143,621                   319,534
Transfer agency fee
   Class A                                                          95,863                   234,286                   794,279
   Class B                                                          40,016                    80,602                   241,295
   Class C                                                           6,364                    15,414                    38,129
   Class R4                                                             12                        17                        42
Administrative services fees                                        26,665                    62,617                   183,783
Plan administration services fee -- Class R4                            61                        86                       208
Custodian fees                                                         977                       773                       554
Printing and postage                                                24,298                    46,029                   147,126
Registration fees                                                   46,407                    47,857                    77,429
Professional fees                                                   23,003                    22,430                    22,295
Other                                                                1,570                       584                       811
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     913,803                 1,952,022                 5,524,396
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates                                               (46)                      (68)                     (172)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   913,757                 1,951,954                 5,524,224
   Earnings credits on cash balances                                   (62)                      (72)                      (63)
---------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                 913,695                 1,951,882                 5,524,161
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  4,235,803                 8,773,699                23,007,502
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                          2,049,145                 6,551,370                21,314,304
   Capital gain distributions from underlying affiliated
      funds                                                      2,158,095                 8,689,538                35,346,718
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments               4,207,240                15,240,908                56,661,022
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                       (2,198,000)              (13,025,603)              (60,901,881)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   2,009,240                 2,215,305                (4,240,859)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $ 6,245,043              $ 10,989,004              $ 18,766,643
=================================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  57

STATEMENTS OF OPERATIONS

                                                               RIVERSOURCE
                                                            PORTFOLIO BUILDER            RIVERSOURCE               RIVERSOURCE
                                                                MODERATE              PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                               AGGRESSIVE                AGGRESSIVE               TOTAL EQUITY
YEAR ENDED JAN. 31, 2008                                          FUND                      FUND                      FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds       $ 27,526,686              $ 11,015,396              $  7,051,477
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                       2,192,065                 1,096,237                 1,006,389
   Class B                                                       2,083,589                 1,014,125                   932,272
   Class C                                                         310,922                   144,874                   136,484
Transfer agency fee
   Class A                                                       1,240,268                   690,035                   636,516
   Class B                                                         311,648                   168,596                   155,931
   Class C                                                          45,426                    23,536                    22,269
   Class R4                                                            362                        44                        95
Administrative services fees and expenses                          223,400                   110,897                   101,924
Plan administrative services fees -- Class R4                        1,810                       220                       474
Custodian fees                                                       1,312                       892                       645
Printing and postage                                               149,530                    83,920                    95,652
Registration fees                                                   68,042                    57,636                    53,584
Professional fees                                                   29,735                    26,265                    22,771
Other                                                                  183                       377                     1,460
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   6,658,292                 3,417,654                 3,166,466
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates                                            (1,330)                     (148)                     (362)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 6,656,962                 3,417,506                 3,166,104
   Earnings credits on cash balances                                    --                        --                       (75)
---------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                               6,656,962                 3,417,506                 3,166,029
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                  20,869,724                 7,597,890                 3,885,448
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                         33,162,716                21,156,943                19,181,141
   Capital gain distributions from underlying affiliated
      funds                                                     52,539,772                31,820,761                35,502,056
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments              85,702,488                52,977,704                54,683,197
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                      (93,249,924)              (63,994,104)              (70,547,912)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (7,547,436)              (11,016,400)              (15,864,715)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $ 13,322,288              $ (3,418,510)             $(11,979,267)
=================================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 58 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                RIVERSOURCE                               RIVERSOURCE
                                                             PORTFOLIO BUILDER                         PORTFOLIO BUILDER
                                                             CONSERVATIVE FUND                    MODERATE CONSERVATIVE FUND
YEAR ENDED JAN. 31,                                      2008                 2007                 2008                 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  4,235,803         $  3,660,292         $  8,773,699         $  6,955,961
Net realized gain (loss) on investments                 4,207,240            2,397,127           15,240,908           10,002,544
Net change in unrealized appreciation
   (depreciation) on affiliated investments            (2,198,000)             507,078          (13,025,603)           2,096,321
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      6,245,043            6,564,497           10,989,004           19,054,826
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                          (3,718,240)          (2,931,166)          (8,831,187)          (6,544,165)
      Class B                                          (1,163,739)          (1,066,953)          (2,255,896)          (2,006,021)
      Class C                                            (196,677)            (161,711)            (454,560)            (352,743)
      Class R4                                             (1,028)                (909)              (1,497)              (1,045)
   Net realized gain
      Class A                                          (3,698,443)          (1,002,152)         (13,033,195)          (4,066,268)
      Class B                                          (1,345,448)            (432,145)          (3,960,471)          (1,497,518)
      Class C                                            (239,222)             (65,455)            (823,752)            (268,454)
      Class R4                                               (910)                (290)              (2,353)                (598)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (10,363,707)          (5,660,781)         (29,362,911)         (14,736,812)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      60,209,851           40,340,620          109,376,557           77,556,420
   Class B shares                                      18,214,224           15,124,864           30,070,216           27,632,101
   Class C shares                                       3,999,940            1,906,426            6,944,935            5,520,842
   Class R4 shares                                             --                   --               15,000                   --
Reinvestment of distributions at net asset value
   Class A shares                                       7,163,358            3,766,862           21,120,213           10,262,427
   Class B shares                                       2,420,685            1,440,020            5,992,580            3,374,881
   Class C shares                                         412,710              216,745            1,207,373              596,335
   Class R4 shares                                          1,103                  666                2,816                  997
Payments for redemptions
   Class A shares                                     (36,033,624)         (34,855,783)         (54,962,187)         (42,522,290)
   Class B shares                                     (15,109,557)         (16,774,307)         (27,141,004)         (26,587,985)
   Class C shares                                      (1,808,185)          (3,308,367)          (4,031,192)          (3,835,903)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                  39,470,505            7,857,746           88,595,307           51,997,825
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                35,351,841            8,761,462           70,221,400           56,315,839
Net assets at beginning of year                       123,863,972          115,102,510          281,882,477          225,566,638
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $159,215,813         $123,863,972         $352,103,877         $281,882,477
================================================================================================================================
Undistributed net investment income                  $         --         $    203,460         $         --         $    360,545
--------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  59

STATEMENTS OF CHANGES IN NET ASSETS

                                                            RIVERSOURCE                                  RIVERSOURCE
                                                         PORTFOLIO BUILDER                            PORTFOLIO BUILDER
                                                           MODERATE FUND                          MODERATE AGGRESSIVE FUND
YEAR ENDED JAN. 31,                                 2008                  2007                   2008                   2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                  $  23,007,502         $  16,932,210         $   20,869,724         $   15,779,557
Net realized gain (loss) on investments            56,661,022            36,086,477             85,702,488             56,708,728
Net change in unrealized appreciation
   (depreciation) on affiliated investments       (60,901,881)           12,237,068            (93,249,924)            18,650,178
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       18,766,643            65,255,755             13,322,288             91,138,463
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                     (27,233,021)          (18,771,764)           (29,551,818)           (23,037,107)
      Class B                                      (6,058,741)           (4,952,915)            (5,251,424)            (4,664,835)
      Class C                                      (1,057,465)             (681,486)              (869,050)              (573,513)
      Class R4                                         (3,850)               (3,196)               (28,423)               (10,913)
   Net realized gain
      Class A                                     (50,006,953)          (15,478,355)           (80,427,241)           (24,804,665)
      Class B                                     (13,394,638)           (4,893,514)           (18,284,603)            (6,264,701)
      Class C                                      (2,390,303)             (695,987)            (3,011,603)              (783,357)
      Class R4                                         (7,260)               (2,919)               (73,775)               (10,648)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (100,152,231)          (45,480,136)          (137,497,937)           (60,149,739)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 288,308,565           243,111,397            255,032,613            298,191,225
   Class B shares                                  74,443,031            73,163,841             58,246,761             74,251,004
   Class C shares                                  15,385,763            12,037,386             14,647,694             11,886,968
   Class R4 shares                                    115,072                69,646                562,143                438,045
Reinvestment of distributions at net asset
   value
   Class A shares                                  75,610,723            33,504,180            108,230,927             47,125,956
   Class B shares                                  19,039,070             9,657,302             23,186,671             10,798,626
   Class C shares                                   3,281,194             1,318,731              3,707,282              1,312,486
   Class R4 shares                                      9,855                 5,382                100,681                 20,772
Payments for redemptions
   Class A shares                                (155,002,455)         (101,957,239)          (184,441,143)          (119,335,215)
   Class B shares                                 (68,665,348)          (51,495,241)           (63,461,358)           (42,133,528)
   Class C shares                                  (7,007,519)           (5,058,269)            (7,005,490)            (3,638,157)
   Class R4 shares                                   (122,005)                   --               (101,575)              (207,360)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                             245,395,946           214,357,116            208,705,206            278,710,822
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets           164,010,358           234,132,735             84,529,557            309,699,546
Net assets at beginning of year                   816,242,160           582,109,425          1,029,294,891            719,595,345
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 980,252,518         $ 816,242,160         $1,113,824,448         $1,029,294,891
=================================================================================================================================
Undistributed net investment income             $          --         $     794,439         $           --         $      259,272
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 60 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                RIVERSOURCE                               RIVERSOURCE
                                                             PORTFOLIO BUILDER                         PORTFOLIO BUILDER
                                                              AGGRESSIVE FUND                          TOTAL EQUITY FUND
YEAR ENDED JAN. 31,                                      2008                 2007                 2008                 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  7,597,890         $  5,556,238         $  3,885,448         $  2,633,833
Net realized gain (loss) on investments                52,977,704           33,895,627           54,683,197           36,266,647
Net change in unrealized appreciation
   (depreciation) on affiliated investments           (63,994,104)          11,734,828          (70,547,912)          11,634,233
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (3,418,510)          51,186,693          (11,979,267)          50,534,713
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                         (13,785,920)         (10,447,859)         (10,755,718)          (8,595,802)
      Class B                                          (2,328,426)          (1,947,006)          (1,648,582)          (1,594,912)
      Class C                                            (384,297)            (258,751)            (294,407)            (204,167)
      Class R4                                             (4,612)              (2,132)              (4,986)              (4,818)
   Net realized gain
      Class A                                         (49,081,861)         (14,537,496)         (50,120,002)         (15,647,564)
      Class B                                         (11,074,610)          (3,644,644)         (11,088,911)          (4,006,155)
      Class C                                          (1,729,803)            (445,028)          (1,817,034)            (475,412)
      Class R4                                            (14,887)              (2,849)             (21,077)              (8,471)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (78,404,416)         (31,285,765)         (75,750,717)         (30,537,301)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                     119,173,260          140,691,525          114,124,816          137,582,533
   Class B shares                                      24,965,555           33,117,133           22,799,454           31,733,651
   Class C shares                                       6,296,373            6,141,161            5,611,701            5,463,033
   Class R4 shares                                         97,600                   --               10,258               49,190
Reinvestment of distributions at net asset value
   Class A shares                                      62,088,039           24,720,726           60,379,978           24,055,305
   Class B shares                                      13,257,836            5,548,070           12,588,664            5,541,331
   Class C shares                                       2,044,150              673,503            2,056,792              662,570
   Class R4 shares                                         17,672                4,141               24,088               12,356
Payments for redemptions
   Class A shares                                     (86,892,576)         (55,794,740)         (83,555,797)         (44,314,570)
   Class B shares                                     (27,909,437)         (22,474,439)         (27,615,040)         (17,781,182)
   Class C shares                                      (3,007,126)          (1,609,326)          (2,716,097)          (1,299,292)
   Class R4 shares                                        (61,917)              (4,272)             (38,139)             (60,415)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                 110,069,429          131,013,482          103,670,678          141,644,510
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                28,246,503          150,914,410           15,940,694          161,641,922
Net assets at beginning of year                       510,845,283          359,930,873          466,937,201          305,295,279
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $539,091,786         $510,845,283         $482,877,895         $466,937,201
================================================================================================================================
Undistributed net investment income                  $         --         $    528,767         $    638,933         $    261,022
--------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund -- invests primarily in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund -- invests primarily in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund -- invests in funds that invest in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund -- invests primarily in funds that invest in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund -- invests primarily in funds that invest in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund -- invests primarily in funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
 * For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------

 62 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds and losses due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the Statements of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                               RIVERSOURCE                       RIVERSOURCE                    RIVERSOURCE
                                            PORTFOLIO BUILDER                 PORTFOLIO BUILDER              PORTFOLIO BUILDER
                                            CONSERVATIVE FUND             MODERATE CONSERVATIVE FUND           MODERATE FUND
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)            $(640,421)                       $(2,408,896)                  $(10,551,136)
Undistributed net investment income               640,421                          2,408,896                     10,551,136
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction
(increase)                                      $      --                        $        --                   $         --
------------------------------------------------------------------------------------------------------------------------------

                                               RIVERSOURCE                       RIVERSOURCE                    RIVERSOURCE
                                            PORTFOLIO BUILDER                 PORTFOLIO BUILDER              PORTFOLIO BUILDER
                                         MODERATE AGGRESSIVE FUND              AGGRESSIVE FUND               TOTAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)           $(14,571,719)                     $(8,376,598)                   $(9,196,156)
Undistributed net investment income              14,571,719                        8,376,598                      9,196,156
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction
(increase)                                     $         --                      $        --                    $        --
------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

RiverSource Portfolio Builder Conservative Fund

YEAR ENDED JAN. 31,                                                     2008                2007
----------------------------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................................         $ 3,669,708         $ 2,942,473
      Long-term capital gain................................           3,746,975             990,845
CLASS B
Distributions paid from:
      Ordinary income.......................................           1,146,083           1,071,830
      Long-term capital gain................................           1,363,104             427,268
CLASS C
Distributions paid from:
      Ordinary income.......................................             193,538             162,450
      Long-term capital gain................................             242,361              64,716
CLASS R4
Distributions paid from:
      Ordinary income.......................................               1,016                 912
      Long-term capital gain................................                 922                 287

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  63

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................         $ 8,797,324         $ 6,571,227
      Long-term capital gain................................          13,067,058           4,039,206
CLASS B
Distributions paid from:
      Ordinary income.......................................           2,245,599           2,015,985
      Long-term capital gain................................           3,970,768           1,487,554
CLASS C
Distributions paid from:
      Ordinary income.......................................             452,417             354,529
      Long-term capital gain................................             825,895             266,668
CLASS R4
Distributions paid from:
      Ordinary income.......................................               1,491               1,049
      Long-term capital gain................................               2,359                 594

RiverSource Portfolio Builder Moderate Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................          26,560,637          18,858,796
      Long-term capital gain................................          50,679,337          15,391,323
CLASS B
Distributions paid from:
      Ordinary income.......................................           5,878,644           4,980,516
      Long-term capital gain................................          13,574,735           4,865,913
CLASS C
Distributions paid from:
      Ordinary income.......................................           1,025,326             685,405
      Long-term capital gain................................           2,422,442             692,068
CLASS R4
Distributions paid from:
      Ordinary income.......................................               3,752               3,212
      Long-term capital gain................................               7,358               2,903

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................          29,047,444          23,172,036
      Long-term capital gain................................          80,931,615          24,669,736
CLASS B
Distributions paid from:
      Ordinary income.......................................           5,136,758           4,699,350
      Long-term capital gain................................          18,399,269           6,230,186
CLASS C
Distributions paid from:
      Ordinary income.......................................             868,612             577,341
      Long-term capital gain................................           3,012,041             779,529
CLASS R4
Distributions paid from:
      Ordinary income.......................................               9,512              10,971
      Long-term capital gain................................              92,686              10,590

--------------------------------------------------------------------------------

 64 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................         $15,412,882         $10,497,488
      Long-term capital gain................................          47,454,899          14,478,867
CLASS B
Distributions paid from:
      Ordinary income.......................................           2,695,525           1,959,448
      Long-term capital gain................................          10,707,511           3,632,202
CLASS C
Distributions paid from:
      Ordinary income.......................................             441,636             260,271
      Long-term capital gain................................           1,672,464             443,508
CLASS R4
Distributions paid from:
      Ordinary income.......................................               5,106               2,141
      Long-term capital gain................................              14,393               2,840

RiverSource Portfolio Builder Total Equity Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................          10,755,718           8,683,414
      Long-term capital gain................................          50,120,002          15,559,952
CLASS B
Distributions paid from:
      Ordinary income.......................................           1,648,582           1,617,348
      Long-term capital gain................................          11,088,911           3,983,719
CLASS C
Distributions paid from:
      Ordinary income.......................................             294,407             206,830
      Long-term capital gain................................           1,817,034             472,749
CLASS R4
Distributions paid from:
      Ordinary income.......................................               4,986               4,866
      Long-term capital gain................................              21,077               8,423

At Jan. 31, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                  ACCUMULATED                       UNREALIZED
                                                                UNDISTRIBUTED      LONG-TERM      ACCUMULATED      APPRECIATION
FUND                                                           ORDINARY INCOME       GAIN        REALIZED LOSS    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund............       $     --        $  364,689        $             $  (1,145,952)
RiverSource Portfolio Builder Moderate Conservative Fund...            328         1,112,835                         (5,857,173)
RiverSource Portfolio Builder Moderate Fund................          1,106         1,695,269                        (27,592,534)
RiverSource Portfolio Builder Moderate Aggressive Fund.....             --         2,186,206                        (37,498,649)
RiverSource Portfolio Builder Aggressive Fund..............        398,541         1,853,963                        (27,783,654)
RiverSource Portfolio Builder Total Equity Fund............        968,481         2,445,217                        (34,883,018)

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Feb. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT 65 and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to Board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Conservative Fund

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Total Equity Fund

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Each Fund has agreements with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to each Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2008, are as follows:

FUND                                                             CLASS A         CLASS B        CLASS C
-------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 $  339,793       $ 41,798       $ 2,757
RiverSource Portfolio Builder Moderate Conservative Fund           997,474         86,509         4,576
RiverSource Portfolio Builder Moderate Fund                      3,738,033        196,311        10,483
RiverSource Portfolio Builder Moderate Aggressive Fund           5,407,085        219,368         9,144
RiverSource Portfolio Builder Aggressive Fund                    2,746,534         98,228         3,275
RiverSource Portfolio Builder Total Equity Fund                  2,180,190         72,987         4,558

--------------------------------------------------------------------------------

 66 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds' transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the year ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

FUND                                                               CLASS R4
---------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                      0.19%
RiverSource Portfolio Builder Moderate Conservative Fund             0.16
RiverSource Portfolio Builder Moderate                               0.14
RiverSource Portfolio Builder Moderate Aggressive                    0.16
RiverSource Portfolio Builder Aggressive                             0.18
RiverSource Portfolio Builder Total Equity Fund                      0.16

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                   $ 1
RiverSource Portfolio Builder Moderate Conservative Fund           13
RiverSource Portfolio Builder Moderate                             32
RiverSource Portfolio Builder Moderate Aggressive                  17

Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                  $   45
RiverSource Portfolio Builder Moderate Conservative Fund             55
RiverSource Portfolio Builder Moderate                              140
RiverSource Portfolio Builder Moderate Aggressive                 1,313
RiverSource Portfolio Builder Aggressive Fund                       148
RiverSource Portfolio Builder Total Equity Fund                     362

Under an agreement which was effective until Jan. 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) would not exceed the following percentage of each Fund's average daily net assets.

FUND                                                            CLASS A       CLASS B       CLASS C       CLASS R4
------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 0.51%         1.27%         1.27%          0.38%
RiverSource Portfolio Builder Moderate Conservative Fund         0.51          1.27          1.27           0.32
RiverSource Portfolio Builder Moderate Fund                      0.51          1.27          1.27           0.31
RiverSource Portfolio Builder Moderate Aggressive Fund           0.51          1.27          1.27           0.34
RiverSource Portfolio Builder Aggressive Fund                    0.51          1.27          1.27           0.37
RiverSource Portfolio Builder Total Equity Fund                  0.51          1.27          1.27           0.37

Effective Feb. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed the following percentage of each Fund's average daily net assets until Jan. 31, 2009, unless sooner terminated at the discretion of the Board:

FUND                                                            CLASS A       CLASS B       CLASS C       CLASS R4
------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 0.51%         1.27%         1.26%          0.38%
RiverSource Portfolio Builder Moderate Conservative Fund         0.51          1.27          1.26           0.32
RiverSource Portfolio Builder Moderate Fund                      0.51          1.27          1.26           0.31
RiverSource Portfolio Builder Moderate Aggressive Fund           0.51          1.27          1.26           0.34
RiverSource Portfolio Builder Aggressive Fund                    0.51          1.27          1.26           0.37
RiverSource Portfolio Builder Total Equity Fund                  0.51          1.27          1.26           0.37

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  67

During the year ended Jan. 31, 2008, the Funds' custodian fees were reduced as a result of earnings from overnight cash balances as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                  $62
RiverSource Portfolio Builder Moderate Conservative Fund          72
RiverSource Portfolio Builder Moderate Fund                       63
RiverSource Portfolio Builder Total Equity Fund                   75

Each Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES             PROCEEDS
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                      $ 74,274,430         $ 39,170,230
RiverSource Portfolio Builder Moderate Conservative Fund              171,800,407           95,778,688
RiverSource Portfolio Builder Moderate Fund                           452,660,527          250,314,239
RiverSource Portfolio Builder Moderate Aggressive Fund                505,609,298          363,204,367
RiverSource Portfolio Builder Aggressive Fund                         292,908,444          222,497,870
RiverSource Portfolio Builder Total Equity Fund                       226,306,040          159,546,075

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

RiverSource Portfolio Builder Conservative Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             5,740,180        1,746,465        382,937          --
Issued for reinvested distributions                                698,789          237,061         40,415         108
Redeemed                                                        (3,421,579)      (1,434,794)      (171,400)         --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          3,017,390          548,732        251,952         108
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             3,898,176        1,469,127        184,021          --
Issued for reinvested distributions                                364,172          139,473         20,968          65
Redeemed                                                        (3,361,349)      (1,629,794)      (319,803)         --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            900,999          (21,194)      (114,814)         65
-------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             9,993,615        2,755,532        634,069        1,338
Issued for reinvested distributions                              2,009,467          572,537        115,406          270
Redeemed                                                        (4,987,239)      (2,462,588)      (365,743)          --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          7,015,843          865,481        383,732        1,608
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             7,255,651        2,586,400        515,966          --
Issued for reinvested distributions                                958,162          315,584         55,754          94
Redeemed                                                        (3,963,747)      (2,502,500)      (359,995)         --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          4,250,066          399,484        211,725          94
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 68 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

                                                                                 YEAR ENDED JAN. 31, 2008
                                                                  CLASS A          CLASS B          CLASS C        CLASS R4
---------------------------------------------------------------------------------------------------------------------------
Sold                                                             25,011,505        6,509,827       1,344,626         9,628
Issued for reinvested distributions                               6,993,088        1,772,902         305,408           915
Redeemed                                                        (13,475,733)      (5,927,374)       (615,474)      (10,322)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          18,528,860        2,355,355       1,034,560           221
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                            21,860,331        6,591,315       1,079,147       6,173
Issued for reinvested distributions                              2,999,829          867,115        118,263          482
Redeemed                                                        (9,130,912)      (4,694,824)      (454,863)          --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         15,729,248        2,763,606        742,547        6,655
-------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                                 YEAR ENDED JAN. 31, 2008
                                                                  CLASS A          CLASS B          CLASS C        CLASS R4
---------------------------------------------------------------------------------------------------------------------------
Sold                                                             21,319,298        4,915,067       1,231,273        47,165
Issued for reinvested distributions                               9,901,614        2,138,482         342,212         9,206
Redeemed                                                        (15,493,143)      (5,262,188)       (590,555)       (8,454)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          15,727,769        1,791,361         982,930        47,917
---------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED JAN. 31, 2007
                                                                  CLASS A          CLASS B          CLASS C        CLASS R4
---------------------------------------------------------------------------------------------------------------------------
Sold                                                             26,037,703        6,498,825       1,038,378        38,831
Issued for reinvested distributions                               4,091,488          939,564         114,179         1,803
Redeemed                                                        (10,380,605)      (3,746,964)       (316,448)      (18,302)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          19,748,586        3,691,425         836,109        22,332
---------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             9,560,036        2,027,918        513,735         7,521
Issued for reinvested distributions                              5,649,497        1,215,200        188,227         1,605
Redeemed                                                        (7,009,857)      (2,222,898)      (245,846)       (4,942)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          8,199,676        1,020,220        456,116         4,184
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                            11,856,381        2,812,159        518,421           --
Issued for reinvested distributions                              2,065,239          466,617         56,787          345
Redeemed                                                        (4,680,172)      (1,937,220)      (136,183)        (369)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          9,241,448        1,341,556        439,025          (24)
-------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             8,843,019        1,799,101        443,315           794
Issued for reinvested distributions                              5,391,056        1,132,079        185,799         2,141
Redeemed                                                        (6,591,204)      (2,108,583)      (219,842)       (2,820)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          7,642,871          822,597        409,272           115
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  69

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                            11,259,395        2,618,707        451,445         3,996
Issued for reinvested distributions                              1,949,379          451,985         54,176           999
Redeemed                                                        (3,602,351)      (1,499,155)      (107,162)       (5,076)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          9,606,423        1,571,537        398,459           (81)
-------------------------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of the borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the year ended Jan. 31, 2008.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2008, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RiverSource Portfolio Builder Conservative Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                  23.03%
RiverSource Core Bond Fund                                               9.94

RiverSource Portfolio Builder Moderate Conservative Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                  32.37%
RiverSource Core Bond Fund                                              10.32
RiverSource Inflation Protected Securities Fund                          6.19
RiverSource Absolute Return Currency and Income Fund                     5.67

RiverSource Portfolio Builder Moderate Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Core Bond Fund                                              30.75%
RiverSource Income Opportunities Fund                                   21.71
RiverSource Inflation Protected Securities Fund                         21.22
RiverSource Disciplined Large Cap Growth                                19.40
RiverSource Fundamental Growth Fund                                     17.96
RiverSource Absolute Return Currency and Income Fund                    15.96
RiverSource Real Estate Fund                                            11.01
RiverSource International Equity Fund                                    7.91
RiverSource International Aggressive Growth Fund                         7.50
RiverSource Global Bond Fund                                             7.12
RiverSource Small Cap Growth Fund                                        5.88

--------------------------------------------------------------------------------

 70 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           29.35%
RiverSource Fundamental Growth Fund                                     27.19
RiverSource Inflation Protected Securities Fund                         21.81
RiverSource Core Bond Fund                                              21.38
RiverSource Absolute Return Currency and Income Fund                    18.43
RiverSource Real Estate Fund                                            12.70
RiverSource International Equity Fund                                   11.97
RiverSource International Aggressive Growth Fund                        11.36
RiverSource Small Cap Growth Fund                                        8.89
RiverSource Global Bond Fund                                             8.23
RiverSource Income Opportunities Fund                                    7.16
RiverSource Disciplined Small and Mid Cap Equity Fund                    7.09
RiverSource International Small Cap Fund                                 6.52
RiverSource Aggressive Growth Fund                                       6.39
RiverSource International Opportunity Fund                               5.52
RiverSource Value Fund                                                   5.13
RiverSource Large Cap Value Fund                                         5.11

RiverSource Portfolio Builder Aggressive Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           17.93%
RiverSource Fundamental Growth Fund                                     16.67
RiverSource Absolute Return Currency and Income Fund                     9.09
RiverSource International Equity Fund                                    7.33
RiverSource International Aggressive Growth Fund                         6.92
RiverSource Real Estate Fund                                             6.26
RiverSource Core Bond Fund                                               6.14
RiverSource Small Cap Growth Fund                                        5.42

RiverSource Portfolio Builder Total Equity Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           19.47%
RiverSource Fundamental Growth Fund                                     18.73
RiverSource Absolute Return Currency and Income Fund                     8.34
RiverSource International Equity Fund                                    8.26
RiverSource International Aggressive Growth Fund                         7.53
RiverSource Small Cap Growth Fund                                        5.88
RiverSource Real Estate Fund                                             5.70

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT 71 plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 72 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.43         $10.36         $10.23         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .36(c)         .34            .25            .12
Net gains (losses) (both
 realized and unrealized)          .17            .24            .25            .23
-----------------------------------------------------------------------------------
Total from investment
 operations                        .53            .58            .50            .35
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.42)          (.38)          (.27)          (.12)
Distributions from realized
 gains                            (.39)          (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.81)          (.51)          (.37)          (.14)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.15         $10.43         $10.36         $10.23
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $111            $83            $73            $40
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .45%           .49%           .59%           .92%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .45%       .49%           .59%           .59%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     3.42%          3.32%          2.66%          2.03%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            29%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(i)                  5.14%          5.76%          4.97%          3.54%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.40         $10.33         $10.21         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .28(c)         .26            .18            .07
Net gains (losses) (both
 realized and unrealized)          .16            .25            .24            .22
-----------------------------------------------------------------------------------
Total from investment
 operations                        .44            .51            .42            .29
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.34)          (.31)          (.20)          (.08)
Distributions from realized
 gains                            (.39)          (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.73)          (.44)          (.30)          (.10)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.11         $10.40         $10.33         $10.21
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $41            $36            $36            $21
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.20%          1.25%          1.34%          1.68%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.20%      1.25%          1.34%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.63%          2.54%          1.88%          1.25%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            29%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(i)                  4.27%          4.99%          4.12%          2.88%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  73

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.41         $10.34         $10.21         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .28(c)         .26            .17            .07
Net gains (losses) (both
 realized and unrealized)          .16            .24            .25            .22
-----------------------------------------------------------------------------------
Total from investment
 operations                        .44            .50            .42            .29
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.34)          (.30)          (.19)          (.08)
Distributions from realized
 gains                            (.39)          (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.73)          (.43)          (.29)          (.10)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.12         $10.41         $10.34         $10.21
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $8             $5             $6             $4
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.20%          1.25%          1.34%          1.68%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.20%      1.25%          1.34%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.67%          2.51%          1.85%          1.32%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            29%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(i)                  4.29%          4.94%          4.16%          2.90%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,  2007(I)            2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.34         $10.27         $10.20         $10.02
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .39(c)         .36            .32            .17
Net gains (losses) (both
 realized and unrealized)          .16            .24            .18            .20
-----------------------------------------------------------------------------------
Total from investment
 operations                        .55            .60            .50            .37
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.45)          (.40)          (.33)          (.17)
Distributions from realized
 gains                            (.39)          (.13)          (.10)          (.02)
-----------------------------------------------------------------------------------
Total distributions               (.84)          (.53)          (.43)          (.19)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.05         $10.34         $10.27         $10.20
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .38%           .33%           .47%           .76%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .19%       .33%           .42%           .42%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     3.68%          3.47%          2.64%          1.90%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            29%            54%            23%            51%
-----------------------------------------------------------------------------------
Total return(i)                  5.34%          6.00%          5.04%          3.74%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 74 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.85         $10.68         $10.35         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .33(c)         .33            .24            .14
Net gains (losses) (both
 realized and unrealized)          .11            .47            .49            .35
-----------------------------------------------------------------------------------
Total from investment
 operations                        .44            .80            .73            .49
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.42)          (.40)          (.27)          (.16)
Distributions from realized
 gains                            (.59)          (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.01)          (.63)          (.40)          (.17)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.28         $10.85         $10.68         $10.35
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $260           $198           $149            $78
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .41%           .44%           .55%           .72%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .41%       .44%           .55%           .59%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     3.03%          2.99%          2.53%          2.21%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(i)                  3.99%          7.65%          7.18%          4.90%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.82         $10.65         $10.32         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .24(c)         .24            .16            .09
Net gains (losses) (both
 realized and unrealized)          .12            .48            .49            .32
-----------------------------------------------------------------------------------
Total from investment
 operations                        .36            .72            .65            .41
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.34)          (.32)          (.19)          (.11)
Distributions from realized
 gains                            (.59)          (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.93)          (.55)          (.32)          (.12)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.25         $10.82         $10.65         $10.32
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $76            $71            $66            $34
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.17%          1.19%          1.30%          1.49%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.17%      1.19%          1.30%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.22%          2.19%          1.75%          1.46%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(i)                  3.22%          6.87%          6.41%          4.14%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  75

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.82         $10.65         $10.33         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .25(c)         .24            .15            .09
Net gains (losses) (both
 realized and unrealized)          .11            .48            .49            .34
-----------------------------------------------------------------------------------
Total from investment
 operations                        .36            .72            .64            .43
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.34)          (.32)          (.19)          (.12)
Distributions from realized
 gains                            (.59)          (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions               (.93)          (.55)          (.32)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.25         $10.82         $10.65         $10.33
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $16            $13            $11             $6
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.17%          1.19%          1.30%          1.52%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.17%      1.19%          1.30%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.27%          2.22%          1.72%          1.47%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(i)                  3.23%          6.88%          6.29%          4.25%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $10.80         $10.64         $10.34         $10.03
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .37(c)         .35            .29            .17
Net gains (losses) (both
 realized and unrealized)          .10            .46            .46            .34
-----------------------------------------------------------------------------------
Total from investment
 operations                        .47            .81            .75            .51
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.44)          (.42)          (.32)          (.19)
Distributions from realized
 gains                            (.59)          (.23)          (.13)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.03)          (.65)          (.45)          (.20)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.24         $10.80         $10.64         $10.34
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .36%           .28%           .39%           .57%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .16%       .28%           .39%           .36%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     3.41%          3.13%          2.67%          2.13%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            24%            19%            28%
-----------------------------------------------------------------------------------
Total return(i)                  4.32%          7.74%          7.37%          5.09%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 76 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.36         $11.06         $10.47         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .31(c)         .31            .22            .13
Net gains (losses) (both
 realized and unrealized)          .02            .71            .78            .47
-----------------------------------------------------------------------------------
Total from investment
 operations                        .33           1.02           1.00            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.44)          (.41)          (.27)          (.16)
Distributions from realized
 gains                            (.79)          (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.23)          (.72)          (.41)          (.17)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.46         $11.36         $11.06         $10.47
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $746           $600           $410           $190
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .41%           .43%           .53%           .63%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .41%       .43%           .53%           .59%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.70%          2.68%          2.30%          2.05%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            27%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(i)                  2.69%          9.38%          9.64%          6.01%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.31         $11.02         $10.43         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .22(c)         .19            .13            .08
Net gains (losses) (both
 realized and unrealized)          .02            .73            .79            .44
-----------------------------------------------------------------------------------
Total from investment
 operations                        .24            .92            .92            .52
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.35)          (.32)          (.19)          (.12)
Distributions from realized
 gains                            (.79)          (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.14)          (.63)          (.33)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.41         $11.31         $11.02         $10.43
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                    $198           $189           $153            $72
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.17%          1.19%          1.29%          1.39%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.17%      1.19%          1.29%          1.36%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     1.89%          1.87%          1.51%          1.31%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            27%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(i)                  1.92%          8.52%          8.86%          5.19%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  77

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.32         $11.03         $10.44         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .23(c)         .20            .13            .07
Net gains (losses) (both
 realized and unrealized)          .01            .73            .79            .46
-----------------------------------------------------------------------------------
Total from investment
 operations                        .24            .93            .92            .53
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.36)          (.33)          (.19)          (.12)
Distributions from realized
 gains                            (.79)          (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.15)          (.64)          (.33)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.41         $11.32         $11.03         $10.44
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $36            $27            $18             $8
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.17%          1.19%          1.30%          1.40%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.17%      1.19%          1.30%          1.36%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     1.97%          1.91%          1.52%          1.26%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            27%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(i)                  1.85%          8.53%          8.86%          5.24%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.34         $11.04         $10.47         $10.04
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .36(c)         .33            .26            .16
Net gains (losses) (both
 realized and unrealized)          .00            .70            .75            .47
-----------------------------------------------------------------------------------
Total from investment
 operations                        .36           1.03           1.01            .63
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.46)          (.42)          (.30)          (.19)
Distributions from realized
 gains                            (.79)          (.31)          (.14)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.25)          (.73)          (.44)          (.20)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.45         $11.34         $11.04         $10.47
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .35%           .28%           .37%           .47%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .14%       .28%           .37%           .37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     3.12%          3.02%          2.34%           .88%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            27%            24%            15%            28%
-----------------------------------------------------------------------------------
Total return(i)                  2.99%          9.58%          9.80%          6.28%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 78 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.73         $11.34         $10.50         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .24(c)         .25            .17            .10
Net gains (losses) (both
 realized and unrealized)         (.01)           .91           1.05            .50
-----------------------------------------------------------------------------------
Total from investment
 operations                        .23           1.16           1.22            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.40)          (.38)          (.22)          (.14)
Distributions from realized
 gains                           (1.08)          (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.48)          (.77)          (.38)          (.15)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.48         $11.73         $11.34         $10.50
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                    $881           $801           $550           $246
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .43%           .46%           .56%           .65%(f)
-----------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)      .43%       .46%           .56%           .59%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.04%          2.01%          1.69%          1.61%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            33%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(h)                  1.57%         10.40%         11.72%          5.97%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.68         $11.30         $10.47         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .15(c)         .10            .07            .04
Net gains (losses) (both
 realized and unrealized)         (.01)           .96           1.06            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                        .14           1.06           1.13            .53
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.31)          (.29)          (.14)          (.10)
Distributions from realized
 gains                           (1.08)          (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.39)          (.68)          (.30)          (.11)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.43         $11.68         $11.30         $10.47
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                    $199           $202           $154            $67
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.19%          1.22%          1.32%          1.42%(f)
-----------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)     1.19%      1.22%          1.32%          1.36%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     1.23%          1.21%           .91%           .82%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            33%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(h)                   .81%          9.54%         10.90%          5.24%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  79

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.68         $11.30         $10.47         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .16(c)         .12            .07            .04
Net gains (losses) (both
 realized and unrealized)         (.01)           .95           1.06            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                        .15           1.07           1.13            .53
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.32)          (.30)          (.14)          (.10)
Distributions from realized
 gains                           (1.08)          (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.40)          (.69)          (.30)          (.11)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.43         $11.68         $11.30         $10.47
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $33            $26            $15             $7
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.19%          1.22%          1.32%          1.41%(f)
-----------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)     1.19%      1.22%          1.32%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     1.33%          1.27%           .93%           .83%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            33%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(h)                   .85%          9.57%         10.91%          5.24%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $11.75         $11.35         $10.50         $10.05
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .29(c)         .28            .19            .12
Net gains (losses) (both
 realized and unrealized)         (.02)           .91           1.06            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                        .27           1.19           1.25            .61
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.44)          (.40)          (.24)          (.15)
Distributions from realized
 gains                           (1.08)          (.39)          (.16)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.52)          (.79)          (.40)          (.16)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.50         $11.75         $11.35         $10.50
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                      $1            $--            $--            $--
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .34%           .31%           .39%           .48%(f)
-----------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)      .16%       .31%           .39%           .36%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.41%          2.14%          1.69%          1.35%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            33%            29%            20%            31%
-----------------------------------------------------------------------------------
Total return(h)                  1.86%         10.69%         12.02%          6.10%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 80 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.20         $11.66         $10.53         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .19(c)         .19            .12            .07
Net gains (losses) (both
 realized and unrealized)         (.14)          1.18           1.37            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                        .05           1.37           1.49            .59
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.39)          (.35)          (.17)          (.11)
Distributions from realized
 gains                           (1.40)          (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.79)          (.83)          (.36)          (.12)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.46         $12.20         $11.66         $10.53
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $429           $400           $275           $120
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .46%           .49%           .61%           .78%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)      .46%       .49%           .59%           .59%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     1.53%          1.47%          1.10%          1.04%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            40%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(h)                  (.31%)        11.85%         14.26%          5.81%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.11         $11.59         $10.48         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .09(c)         .02            .03            .01
Net gains (losses) (both
 realized and unrealized)         (.13)          1.24           1.37            .50
-----------------------------------------------------------------------------------
Total from investment
 operations                       (.04)          1.26           1.40            .51
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.29)          (.26)          (.10)          (.08)
Distributions from realized
 gains                           (1.40)          (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.69)          (.74)          (.29)          (.09)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.38         $12.11         $11.59         $10.48
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $95            $98            $79            $36
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.22%          1.25%          1.37%          1.54%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)     1.22%      1.25%          1.37%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)      .74%           .66%           .28%           .25%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            40%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(h)                 (1.02%)        10.97%         13.48%          5.02%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  81

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.08         $11.58         $10.48         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .10(c)         .06            .03            .01
Net gains (losses) (both
 realized and unrealized)         (.15)          1.20           1.37            .49
-----------------------------------------------------------------------------------
Total from investment
 operations                       (.05)          1.26           1.40            .50
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.30)          (.28)          (.11)          (.07)
Distributions from realized
 gains                           (1.40)          (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.70)          (.76)          (.30)          (.08)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.33         $12.08         $11.58         $10.48
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $15            $12             $7             $3
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.21%          1.25%          1.38%(f)       1.55%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)     1.21%      1.25%          1.37%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     0.83%           .72%           .32%           .21%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            40%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(h)                 (1.06%)        11.00%         13.40%          4.96%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.23         $11.68         $10.53         $10.06
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .28(c)         .22            .12            .08
Net gains (losses) (both
 realized and unrealized)         (.20)          1.17           1.39            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                        .08           1.39           1.51            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.43)          (.36)          (.17)          (.12)
Distributions from realized
 gains                           (1.40)          (.48)          (.19)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.83)          (.84)          (.36)          (.13)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.48         $12.23         $11.68         $10.53
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .35%           .33%           .44%           .61%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (d),(e),(g)                      .18%           .33%           .42%           .38%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     2.29%          1.60%           .95%          1.75%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            40%            40%            24%            38%
-----------------------------------------------------------------------------------
Total return(h)                  (.09%)        12.04%         14.46%          5.94%(i)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 82 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.61         $11.99         $10.55         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .12(c)         .14            .07            .05
Net gains (losses) (both
 realized and unrealized)         (.26)          1.40           1.71            .54
-----------------------------------------------------------------------------------
Total from investment
 operations                       (.14)          1.54           1.78            .59
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.34)          (.33)          (.13)          (.10)
Distributions from realized
 gains                           (1.60)          (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.94)          (.92)          (.34)          (.11)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.53         $12.61         $11.99         $10.55
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                    $384           $364           $231            $92
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .46%           .49%           .62%           .83%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .46%       .49%           .59%           .59%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)      .93%           .88%           .53%           .58%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(i)                 (2.04%)        13.02%         16.99%          5.80%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.52         $11.91         $10.50         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .01(c)          --           (.03)          (.02)
Net gains (losses) (both
 realized and unrealized)         (.26)          1.44           1.71            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                       (.25)          1.44           1.68            .50
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.23)          (.24)          (.06)          (.06)
Distributions from realized
 gains                           (1.60)          (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.83)          (.83)          (.27)          (.07)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.44         $12.52         $11.91         $10.50
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $85            $91            $68            $28
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.22%          1.25%          1.38%          1.59%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.22%      1.25%          1.37%          1.36%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)      .11%           .06%          (.29%)         (.19%)(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(i)                 (2.86%)        12.25%         16.11%          4.99%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  83

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.49         $11.90         $10.50         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .03(c)          --           (.03)          (.02)
Net gains (losses) (both
 realized and unrealized)         (.27)          1.44           1.71            .52
-----------------------------------------------------------------------------------
Total from investment
 operations                       (.24)          1.44           1.68            .50
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.26)          (.26)          (.07)          (.06)
Distributions from realized
 gains                           (1.60)          (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.86)          (.85)          (.28)          (.07)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.39         $12.49         $11.90         $10.50
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                     $14            $11             $6             $2
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)     1.22%          1.25%          1.38%          1.60%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.22%      1.25%          1.37%          1.37%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)      .24%           .15%          (.21%)         (.31%)(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(i)                 (2.87%)        12.25%         16.10%          4.99%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,   2008              2007           2006        2005(B)
Net asset value, beginning
 of period                      $12.65         $12.01         $10.55         $10.07
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)       .15(c)         .16            .09            .07
Net gains (losses) (both
 realized and unrealized)         (.26)          1.41           1.71            .53
-----------------------------------------------------------------------------------
Total from investment
 operations                       (.11)          1.57           1.80            .60
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                (.37)          (.34)          (.13)          (.11)
Distributions from realized
 gains                           (1.60)          (.59)          (.21)          (.01)
-----------------------------------------------------------------------------------
Total distributions              (1.97)          (.93)          (.34)          (.12)
-----------------------------------------------------------------------------------
Net asset value, end of
 period                         $10.57         $12.65         $12.01         $10.55
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period
 (in millions)                     $--            $--            $--            $--
-----------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)      .35%           .33%           .46%           .66%(f)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .16%       .33%           .42%           .40%(f)
-----------------------------------------------------------------------------------
Net investment income (loss)     1.17%           .91%           .51%           .48%(f)
-----------------------------------------------------------------------------------
Portfolio turnover rate            31%            27%            17%            39%
-----------------------------------------------------------------------------------
Total return(i)                 (1.78%)        13.27%         17.23%          5.93%(j)
-----------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 84 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund, and RiverSource Portfolio Builder Total Equity Fund (six of the portfolios constituting the RiverSource Market Advantage Series, Inc.) (the Funds) as of January 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Market Advantage Series, Inc. at January 31, 2008, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 20, 2008

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  85

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.3%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.3%)
AAR                                                   54,165(b)           $1,595,701
Applied Signal Technology                             17,680                 236,205
Ceradyne                                              39,000(b)            1,877,850
Cubic                                                 22,110                 593,875
Curtiss-Wright                                        63,540               2,649,618
Esterline Technologies                                41,770(b)            1,946,064
GenCorp                                               80,673(b)              947,101
Moog Cl A                                             60,615(b)            2,790,714
Teledyne Technologies                                 50,094(b)            2,586,353
Triumph Group                                         23,861               1,288,494
                                                                     ---------------
Total                                                                     16,511,975
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                           43,083               1,335,573
Hub Group Cl A                                        55,370(b)            1,612,928
                                                                     ---------------
Total                                                                      2,948,501
------------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines Holdings                            52,323(b)              156,969
Mesa Air Group                                        41,048(b)              144,078
SkyWest                                               86,958               2,262,648
                                                                     ---------------
Total                                                                      2,563,695
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Drew Inds                                             25,975(b)              703,662
Spartan Motors                                        46,575                 417,778
Standard Motor Products                               17,115                 141,370
Superior Inds Intl                                    33,080(d)              602,718
                                                                     ---------------
Total                                                                      1,865,528
------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                         22,521                 117,109
Fleetwood Enterprises                                 91,760(b)              429,437
Monaco Coach                                          42,824                 435,520
Winnebago Inds                                        42,216(d)              889,069
                                                                     ---------------
Total                                                                      1,871,135
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BEVERAGES (0.1%)
Boston Beer Cl A                                      14,555(b)             $517,285
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
ArQule                                                49,329(b)              239,246
LifeCell                                              43,650(b)            1,724,612
Martek Biosciences                                    46,285(b)            1,319,123
Regeneron Pharmaceuticals                             93,624(b)            1,898,694
Savient Pharmaceuticals                               62,727(b)            1,213,767
                                                                     ---------------
Total                                                                      6,395,442
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                    41,564                 725,292
Gibraltar Inds                                        42,655                 563,046
Griffon                                               37,583(b)              409,655
Lennox Intl                                           91,322               3,393,525
NCI Building Systems                                  28,655(b)              824,118
Simpson Mfg                                           53,226(d)            1,466,376
Universal Forest Products                             27,144                 982,613
                                                                     ---------------
Total                                                                      8,364,625
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Investment Technology Group                           62,630(b)            2,941,732
LaBranche & Co                                        77,285(b,d)            441,297
optionsXpress Holdings                                62,945               1,707,068
Piper Jaffray Companies                               24,995(b)            1,184,263
SWS Group                                             32,079                 492,413
TradeStation Group                                    40,980(b)              446,682
                                                                     ---------------
Total                                                                      7,213,455
------------------------------------------------------------------------------------

CHEMICALS (1.3%)
Arch Chemicals                                        35,367               1,190,807
Georgia Gulf                                          49,118(d)              383,120
HB Fuller                                             85,720               1,779,547
Material Sciences                                     17,867(b)              115,778
OM Group                                              43,440(b)            2,492,587
Omnova Solutions                                      60,684(b)              277,933

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CHEMICALS (CONT.)
Penford                                               15,873                $355,079
PolyOne                                              132,932(b)              818,861
Quaker Chemical                                       14,453                 289,060
Schulman A                                            39,725                 809,993
Tronox Cl B                                           59,190                 433,271
Zep                                                   30,526                 504,290
                                                                     ---------------
Total                                                                      9,450,326
------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.9%)
Alabama Natl BanCorporation                           24,170               1,891,303
Boston Private Financial Holdings                     53,454               1,220,355
Cascade Bancorp                                       40,685(d)              524,837
Central Pacific Financial                             42,685                 811,015
Columbia Banking System                               25,540                 656,633
Community Bank System                                 42,395                 925,059
East West Bancorp                                     90,066(d)            2,166,988
First BanCorp                                        108,306(c)            1,035,405
First Commonwealth Financial                          90,815(d)            1,053,454
First Financial Bancorp                               43,745                 509,192
First Midwest Bancorp                                 69,372               2,164,406
Frontier Financial                                    59,380(d)            1,208,977
Glacier Bancorp                                       76,565(d)            1,424,875
Hancock Holding                                       35,305               1,465,158
Hanmi Financial                                       56,380                 484,868
Independent Bank                                      28,392                 395,217
Irwin Financial                                       26,805                 307,989
Nara Bancorp                                          31,125                 378,480
PrivateBancorp                                        33,410(d)            1,229,488
Prosperity Bancshares                                 54,830               1,576,363
Provident Bankshares                                  45,507                 943,360
Signature Bank                                        42,420(b)            1,421,494
South Financial Group                                103,419(f)            1,787,080
Sterling Bancorp                                      25,405                 363,546
Sterling Bancshares                                  104,252(f)            1,045,648
Sterling Financial                                    73,446               1,306,604
Susquehanna Bancshares                               121,795               2,584,489
UCBH Holdings                                        149,018               2,104,134
UMB Financial                                         51,820               2,183,177
Umpqua Holdings                                       85,610               1,404,004
United Bankshares                                     55,062               1,770,794

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL BANKS (CONT.)
United Community Banks                                57,018(d)           $1,101,018
Whitney Holding                                       96,704               2,595,534
Wilshire Bancorp                                      25,130                 198,024
Wintrust Financial                                    33,460               1,272,818
                                                                     ---------------
Total                                                                     43,511,786
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.2%)
ABM Inds                                              62,714               1,299,434
Administaff                                           33,600               1,008,336
Angelica                                              13,939                 241,145
Bowne & Co                                            38,135                 469,061
CDI                                                   19,442                 378,147
Consolidated Graphics                                 17,262(b)              868,451
G&K Services Cl A                                     30,251               1,209,132
Healthcare Services Group                             60,778               1,474,474
Heidrick & Struggles Intl                             25,191                 692,249
Interface Cl A                                        77,860               1,242,646
Mobile Mini                                           49,194(b)              747,749
On Assignment                                         50,566(b)              281,147
School Specialty                                      25,134(b)              815,850
Spherion                                              79,961(b)              534,139
Standard Register                                     18,049                 175,436
Tetra Tech                                            83,463(b)            1,643,386
TrueBlue                                              62,775(b)              895,799
United Stationers                                     35,696(b)            1,972,561
Viad                                                  29,355                 785,246
Volt Information Sciences                             19,536(b)              364,737
Waste Connections                                     97,058(b)            2,830,211
Watson Wyatt Worldwide Cl A                           60,680               2,982,423
                                                                     ---------------
Total                                                                     22,911,759
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
ARRIS Group                                          195,595(b)            1,719,280
Bel Fuse Cl B                                         16,940                 458,735
Black Box                                             25,323                 842,243
Blue Coat Systems                                     54,280(b)            1,458,504
Comtech Telecommunications                            34,330(b)            1,537,984
Digi Intl                                             36,610(b)              428,703
Ditech Networks                                       37,060(b)              115,627
Harmonic                                             133,201(b)            1,454,555
NETGEAR                                               50,240(b)            1,339,398

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Network Equipment Technologies                        39,077(b)             $290,733
PC-Tel                                                31,355(b)              196,596
Symmetricom                                           65,054(b)              284,286
Tollgrade Communications                              18,918(b)              114,832
ViaSat                                                37,692(b)              782,863
                                                                     ---------------
Total                                                                     11,024,339
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Adaptec                                              172,882(b)              539,392
Avid Technology                                       49,835(b,d)          1,291,723
Hutchinson Technology                                 37,627(b)              593,378
Intevac                                               30,810(b)              335,521
Novatel Wireless                                      45,695(b)              731,120
Stratasys                                             29,990(b)              662,779
Synaptics                                             36,620(b)              970,430
                                                                     ---------------
Total                                                                      5,124,343
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
EMCOR Group                                           92,646(b)            2,031,727
Insituform Technologies Cl A                          39,255(b)              498,539
Shaw Group                                           115,863(b)            6,546,259
                                                                     ---------------
Total                                                                      9,076,525
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                                            60,510(b)              681,948
Texas Inds                                            39,037               2,212,226
                                                                     ---------------
Total                                                                      2,894,174
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Cash America Intl                                     41,703               1,355,765
First Cash Financial Services                         41,735(b)              417,767
Rewards Network                                       36,920(b)              181,646
World Acceptance                                      24,065(b)              720,506
                                                                     ---------------
Total                                                                      2,675,684
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
AptarGroup                                            97,578               3,680,642
Caraustar Inds                                        42,076(b)              125,386
Chesapeake                                            28,355                 125,896
Myers Inds                                            40,177                 472,080
Rock-Tenn Cl A                                        47,740               1,364,887
                                                                     ---------------
Total                                                                      5,768,891
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DISTRIBUTORS (0.5%)
Audiovox Cl A                                         26,107(b)             $267,858
Building Materials Holding                            41,942(d)              285,625
LKQ                                                  161,630(b)            2,891,561
                                                                     ---------------
Total                                                                      3,445,044
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Bright Horizons Family Solutions                      37,525(b)            1,597,439
Coinstar                                              39,905(b)            1,227,079
CPI                                                    7,582                 153,915
Pre-Paid Legal Services                               12,500(b)              694,375
Universal Technical Institute                         33,525(b)              498,852
                                                                     ---------------
Total                                                                      4,171,660
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                     36,656                 881,210
Portfolio Recovery Associates                         21,580(d)              784,649
                                                                     ---------------
Total                                                                      1,665,859
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
General Communication Cl A                            64,572(b)              465,564
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                                36,945               1,422,013
Central Vermont Public Service                        14,577                 424,628
Cleco                                                 85,670               2,214,569
El Paso Electric                                      64,449(b)            1,510,040
UIL Holdings                                          35,918               1,226,600
Unisource Energy                                      50,455               1,482,368
                                                                     ---------------
Total                                                                      8,280,218
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.2%)
Acuity Brands                                         60,333               2,745,754
AO Smith                                              31,659               1,108,065
Baldor Electric                                       65,534               1,984,370
Belden                                                64,603               2,732,706
Brady Cl A                                            77,704               2,359,870
C&D Technologies                                      36,628(b)              216,838
Magnetek                                              43,206(b)              163,751
Regal-Beloit                                          45,831               1,737,912

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ELECTRICAL EQUIPMENT (CONT.)
Vicor                                                 27,318                $336,285
Woodward Governor                                     42,083               2,641,971
                                                                     ---------------
Total                                                                     16,027,522
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.3%)
Agilysys                                              37,682                 573,520
Anixter Intl                                          45,496(b)            3,187,450
Bell Microproducts                                    43,409(b)              228,331
Benchmark Electronics                                102,133(b)            1,812,861
Brightpoint                                           72,626(b)              923,803
Checkpoint Systems                                    56,740(b)            1,348,142
Cognex                                                61,877                 946,718
CTS                                                   50,286                 533,032
Daktronics                                            47,760(d)              978,602
Electro Scientific Inds                               39,719(b)              652,980
FARO Technologies                                     23,670(b)              565,240
FLIR Systems                                         193,890(b)            5,870,988
Gerber Scientific                                     33,470(b)              295,205
Insight Enterprises                                   69,168(b)            1,194,531
Itron                                                 43,725(b)            3,602,940
Keithley Instruments                                  20,185                 210,933
Littelfuse                                            31,945(b)              970,809
LoJack                                                26,445(b)              326,331
Mercury Computer Systems                              32,349(b)              268,497
Methode Electronics                                   54,231                 657,280
MTS Systems                                           25,245                 848,484
Newport                                               52,965(b)              556,133
Park Electrochemical                                  29,050                 687,904
Photon Dynamics                                       25,329(b)              225,935
Planar Systems                                        25,205(b)              142,660
Plexus                                                66,340(b)            1,498,621
RadiSys                                               31,711(b)              430,952
Rogers                                                25,512(b)              796,230
ScanSource                                            36,950(b)            1,169,837
SYNNEX                                                23,830(b)              507,579
Technitrol                                            58,386               1,323,027
Trimble Navigation                                   173,226(b)            4,581,827
TTM Technologies                                      60,545(b)              615,743
X-Rite                                                41,797(b)              408,357
                                                                     ---------------
Total                                                                     38,941,482
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.9%)
Atwood Oceanics                                       39,354(b)            3,269,924
BASiC Energy Services                                 32,140(b)              574,985
Bristow Group                                         33,939(b)            1,708,829
CARBO Ceramics                                        29,023                 996,940

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Dril-Quip                                             38,724(b)           $1,879,663
Gulf Island Fabrication                               15,615                 390,687
Helix Energy Solutions Group                         130,422(b)            4,821,700
Hornbeck Offshore Services                            32,930(b)            1,273,732
ION Geophysical                                      117,576(b)            1,457,942
Lufkin Inds                                           20,990               1,109,741
Matrix Service                                        38,000(b)              684,760
NATCO Group Cl A                                      26,340(b)            1,205,845
Oceaneering Intl                                      78,658(b)            4,529,128
Pioneer Drilling                                      70,925(b)              738,329
SEACOR Holdings                                       33,073(b)            2,917,039
Superior Well Services                                22,465(b)              437,843
TETRA Technologies                                   106,124(b)            1,660,841
Unit                                                  66,256(b)            3,320,751
W-H Energy Services                                   43,810(b)            2,131,357
                                                                     ---------------
Total                                                                     35,110,036
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
Andersons                                             25,550               1,163,803
Casey's General Stores                                72,363               1,881,438
Great Atlantic & Pacific Tea                          32,733(b)              977,735
Longs Drug Stores                                     45,240               2,081,492
Nash Finch                                            19,300                 688,624
Performance Food Group                                50,648(b)            1,601,996
Spartan Stores                                        31,245                 549,287
United Natural Foods                                  61,172(b)            1,466,905
                                                                     ---------------
Total                                                                     10,411,280
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Flowers Foods                                        111,754               2,682,096
Hain Celestial Group                                  56,672(b)            1,530,144
J&J Snack Foods                                       20,032                 501,000
Lance                                                 44,573                 817,023
Ralcorp Holdings                                      36,676(b)            1,995,541
Sanderson Farms                                       21,880                 735,387
TreeHouse Foods                                       44,570(b)              930,176
                                                                     ---------------
Total                                                                      9,191,367
------------------------------------------------------------------------------------

GAS UTILITIES (3.2%)
Atmos Energy                                         128,145               3,680,324
Laclede Group                                         30,910               1,037,958
New Jersey Resources                                  39,661(f)            1,859,704
Northwest Natural Gas                                 37,759               1,787,511

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
GAS UTILITIES (CONT.)
Piedmont Natural Gas                                 105,778(d)           $2,651,854
South Jersey Inds                                     42,240               1,479,667
Southern Union                                       171,428               4,659,414
Southwest Gas                                         60,898               1,738,638
UGI                                                  152,350               4,055,557
                                                                     ---------------
Total                                                                     22,950,627
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
American Medical Systems Holdings                    103,150(b,d)          1,474,014
Analogic                                              19,069               1,126,215
ArthroCare                                            39,876(b,d)          1,596,236
BIOLASE Technology                                    34,890(b,d)            117,928
Conmed                                                40,866(b)              993,044
Cooper Companies                                      63,965               2,518,942
CryoLife                                              35,391(b)              245,967
Cyberonics                                            32,020(b)              384,240
Datascope                                             18,511                 600,127
Greatbatch                                            32,080(b)              724,366
Haemonetics                                           36,282(b)            2,171,115
ICU Medical                                           17,635(b)              500,658
IDEXX Laboratories                                    87,436(b)            4,928,766
Immucor                                               99,872(b)            2,880,308
Integra LifeSciences Holdings                         26,340(b,d)          1,095,744
Invacare                                              45,660               1,111,364
Kensey Nash                                           17,480(b)              474,582
Mentor                                                48,465(d)            1,677,858
Meridian Bioscience                                   56,942               1,788,548
Merit Medical Systems                                 39,010(b)              627,281
Osteotech                                             25,200(b)              148,176
Palomar Medical Technologies                          26,125(b)              376,723
Possis Medical                                        24,305(b)              339,784
Respironics                                          105,762(b)            6,928,468
SurModics                                             21,521(b,d)            939,607
Symmetry Medical                                      50,580(b)              920,556
Theragenics                                           47,502(b)              183,833
Vital Signs                                           11,357                 550,815
                                                                     ---------------
Total                                                                     37,425,265
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.0%)
Amedisys                                              37,454(b)            1,596,664
AMERIGROUP                                            75,980(b)            2,850,770
AMN Healthcare Services                               42,990(b)              671,504
AmSurg                                                44,380(b)            1,143,229

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Centene                                               62,150(b)           $1,487,871
Chemed                                                34,170               1,750,529
Cross Country Healthcare                              45,585(b)              575,739
Gentiva Health Services                               39,965(b)              738,553
HealthExtras                                          52,825(b)            1,460,611
Healthways                                            50,880(b)            2,864,544
HMS Holdings                                          30,935(b)              977,546
Hooper Holmes                                         97,996(b)              141,114
inVentiv Health                                       46,120(b)            1,516,887
LCA-Vision                                            27,117                 447,702
LHC Group                                             20,580(b)              474,575
Matria Healthcare                                     30,760(b)              887,734
MedCath                                               19,430(b)              483,418
Molina Healthcare                                     20,230(b)              690,045
Odyssey HealthCare                                    46,707(b)              411,489
Owens & Minor                                         58,313               2,409,493
Pediatrix Medical Group                               69,112(b)            4,705,835
PharMerica                                            43,355(b)              643,388
PSS World Medical                                     92,325(b)            1,596,299
RehabCare Group                                       24,681(b)              518,054
ResCare                                               36,245(b)              810,801
Sierra Health Services                                80,270(b)            3,450,005
Sunrise Senior Living                                 63,956(b)            1,836,177
                                                                     ---------------
Total                                                                     37,140,576
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions                       81,045(b,d)          1,201,897
Omnicell                                              49,260(b)            1,235,441
Phase Forward                                         60,400(b)            1,041,900
                                                                     ---------------
Total                                                                      3,479,238
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.1%)
Buffalo Wild Wings                                    21,860(b)              550,216
California Pizza Kitchen                              41,695(b)              559,964
CEC Entertainment                                     42,004(b)              979,953
CKE Restaurants                                       78,085               1,024,475
IHOP                                                  21,345(d)            1,136,408
Jack in the Box                                       85,522(b)            2,499,807
Landry's Restaurants                                  17,749(d)              364,032
Marcus                                                30,797                 545,415
Monarch Casino & Resort                               20,150(b)              430,606
Multimedia Games                                      32,950(b)              254,704
O'Charley's                                           31,695                 439,610
Panera Bread Cl A                                     46,068(b,d)          1,740,449

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Papa John's Intl                                      29,480(b)             $745,549
Peet's Coffee & Tea                                   17,840(b)              391,410
PF Chang's China Bistro                               37,110(b,d)          1,055,408
Pinnacle Entertainment                                85,423(b)            1,558,970
Red Robin Gourmet Burgers                             23,955(b)              835,550
Ruth's Chris Steak House                              27,185(b)              225,092
Shuffle Master                                        50,313(b,d)            479,986
SONIC                                                 86,783(b)            1,924,847
Steak n Shake                                         40,528(b)              354,215
Texas Roadhouse Cl A                                  76,890(b)              928,062
Triarc Companies Cl B                                 90,105                 837,977
WMS Inds                                              59,230(b)            2,215,202
                                                                     ---------------
Total                                                                     22,077,907
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Bassett Furniture Inds                                16,859                 219,673
Champion Enterprises                                 110,164(b)            1,076,302
Ethan Allen Interiors                                 42,497(d)            1,315,282
La-Z-Boy                                              73,435(d)              559,575
Libbey                                                20,753                 321,256
M/I Homes                                             17,660                 263,487
Meritage Homes                                        37,490(b,d)            601,715
Natl Presto Inds                                       6,759                 378,842
Russ Berrie & Co                                      23,876(b)              344,531
Skyline                                                9,708                 282,794
Standard-Pacific                                      92,714(d)              353,240
Universal Electronics                                 20,785(b)              494,891
                                                                     ---------------
Total                                                                      6,211,588
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Cl A                            102,550(b)              509,674
Spectrum Brands                                       58,275(b)              273,310
WD-40                                                 24,083                 813,041
                                                                     ---------------
Total                                                                      1,596,025
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                          17,845                 324,601
Tredegar                                              33,214                 460,346
                                                                     ---------------
Total                                                                        784,947
------------------------------------------------------------------------------------

INSURANCE (3.2%)
Delphi Financial Group Cl A                           62,824               1,971,417
Hilb Rogal & Hobbs                                    52,895               1,913,741

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Infinity Property & Casualty                          23,355                $931,164
LandAmerica Financial Group                           22,250               1,160,560
Navigators Group                                      19,010(b)            1,097,447
Philadelphia Consolidated Holding                     83,234(b)            2,979,777
Presidential Life                                     30,787                 564,634
ProAssurance                                          46,655(b)            2,691,994
RLI                                                   27,597               1,556,471
Safety Insurance Group                                23,125                 902,338
SCPIE Holdings                                        11,780(b)              308,400
Selective Insurance Group                             75,774               1,811,756
Stewart Information Services                          25,742                 881,149
Tower Group                                           28,810                 841,828
United Fire & Casualty                                31,615               1,055,309
Zenith Natl Insurance                                 52,953               2,108,588
                                                                     ---------------
Total                                                                     22,776,573
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Blue Nile                                             22,910(b,d)          1,265,777
PetMed Express                                        34,950(b)              431,633
Stamps.com                                            23,205(b)              245,045
                                                                     ---------------
Total                                                                      1,942,455
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.1%)
Bankrate                                              18,390(b,d)            997,290
DealerTrack Holdings                                  42,470(b)            1,144,991
InfoSpace                                             47,490                 451,630
j2 Global Communications                              70,490(b)            1,544,435
Knot                                                  39,645(b)              580,403
Perficient                                            43,840(b)              608,938
United Online                                         96,635               1,079,413
Websense                                              64,790(b)            1,328,195
                                                                     ---------------
Total                                                                      7,735,295
------------------------------------------------------------------------------------

IT SERVICES (1.3%)
CACI Intl Cl A                                        42,856(b)            1,868,093
Ciber                                                 77,559(b)              373,834
CyberSource                                           98,016(b)            1,641,768
Gevity HR                                             33,270                 233,555
ManTech Intl Cl A                                     27,975(b)            1,144,178
MAXIMUS                                               26,362                 930,051
SI Intl                                               18,820(b)              514,351

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
IT SERVICES (CONT.)
StarTek                                               16,198(b)             $140,113
Sykes Enterprises                                     46,650(b)              736,604
Wright Express                                        56,765(b)            1,699,544
                                                                     ---------------
Total                                                                      9,282,091
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat                                            17,169                 158,813
JAKKS Pacific                                         40,296(b)              949,374
MarineMax                                             26,430(b)              408,872
Nautilus                                              45,045(d)              209,459
Polaris Inds                                          49,976(d)            2,170,957
Pool                                                  67,837(d)            1,671,504
RC2                                                   27,060(b)              508,187
Sturm, Ruger & Co                                     32,544(b)              291,920
                                                                     ---------------
Total                                                                      6,369,086
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Cambrex                                               41,395                 393,253
Dionex                                                26,630(b)            1,866,763
Enzo Biochem                                          44,584(b)              416,415
Kendle Intl                                           18,370(b)              778,704
PAREXEL Intl                                          39,682(b)            2,159,097
PharmaNet Development Group                           26,985(b)            1,099,909
                                                                     ---------------
Total                                                                      6,714,141
------------------------------------------------------------------------------------

MACHINERY (3.5%)
Albany Intl Cl A                                      37,530               1,313,925
Astec Inds                                            27,403(b)              845,931
ASV                                                   28,990(b,d)            518,631
Barnes Group                                          64,504               1,719,032
Briggs & Stratton                                     70,748               1,475,096
Cascade                                               12,995                 670,802
Clarcor                                               71,248               2,672,512
EnPro Inds                                            30,870(b)              926,100
Gardner Denver                                        76,400(b)            2,478,416
Kaydon                                                40,395               1,764,858
Lindsay                                               16,781               1,023,977
Lydall                                                23,551(b)              213,843
Mueller Inds                                          52,882               1,480,696
Robbins & Myers                                       24,454               1,620,811
Toro                                                  56,708               2,797,972
Valmont Inds                                          24,611               2,059,941

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MACHINERY (CONT.)
Wabash Natl                                           43,253                $397,495
Watts Water Technologies Cl A                         44,838               1,331,240
                                                                     ---------------
Total                                                                     25,311,278
------------------------------------------------------------------------------------

MARINE (0.5%)
Kirby                                                 76,382(b)            3,512,044
------------------------------------------------------------------------------------

MEDIA (0.4%)
4Kids Entertainment                                   18,847(b)              249,723
Arbitron                                              40,331               1,612,029
Live Nation                                          104,745(b)            1,141,721
Radio One Cl D                                       115,855(b)              185,368
                                                                     ---------------
Total                                                                      3,188,841
------------------------------------------------------------------------------------

METALS & MINING (1.2%)
AM Castle & Co                                        23,343                 494,405
AMCOL Intl                                            31,780                 779,246
Brush Engineered Materials                            29,105(b)              832,985
Century Aluminum                                      41,534(b)            2,159,353
Quanex                                                53,094               2,782,656
RTI Intl Metals                                       32,953(b)            1,820,653
                                                                     ---------------
Total                                                                      8,869,298
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Fred's Cl A                                           57,545                 542,650
Tuesday Morning                                       42,605                 257,334
                                                                     ---------------
Total                                                                        799,984
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Avista                                                75,508               1,521,487
CH Energy Group                                       19,370                 747,488
                                                                     ---------------
Total                                                                      2,268,975
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.1%)
Cabot Oil & Gas                                      138,650               5,364,368
Massey Energy                                        113,680               4,226,622
Patriot Coal                                          37,840(b)            1,504,140
Penn Virginia                                         58,960               2,512,286
Petroleum Development                                 21,270(b)            1,223,025
St. Mary Land & Exploration                           89,790               3,163,302
Stone Energy                                          40,018(b)            1,640,738
Swift Energy                                          42,985(b)            1,854,803
World Fuel Services                                   40,805               1,079,700
                                                                     ---------------
Total                                                                     22,568,984
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                                  55,824(b)             $734,086
Deltic Timber                                         15,141                 807,923
Neenah Paper                                          21,330                 578,043
Schweitzer-Mauduit Intl                               22,246                 530,345
Wausau Paper                                          72,470                 648,607
                                                                     ---------------
Total                                                                      3,299,004
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Chattem                                               27,105(b)            2,079,496
Mannatech                                             22,285(d)              136,384
USANA Health Sciences                                 12,000(b,d)            520,200
                                                                     ---------------
Total                                                                      2,736,080
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Alpharma Cl A                                         62,312(b)            1,278,642
Bradley Pharmaceuticals                               19,355(b)              384,971
Noven Pharmaceuticals                                 35,056(b)              470,802
Salix Pharmaceuticals                                 67,980(b)              472,461
Sciele Pharma                                         50,900(b)            1,217,528
ViroPharma                                            99,810(b)              884,317
                                                                     ---------------
Total                                                                      4,708,721
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.7%)
Acadia Realty Trust                                   45,960               1,151,298
BioMed Realty Trust                                   93,495               2,157,865
Colonial Properties Trust                             67,165               1,654,946
DiamondRock Hospitality                              135,265               1,778,735
EastGroup Properties                                  34,000               1,407,260
Entertainment Properties Trust                        40,090               1,984,455
Essex Property Trust                                  35,970               3,726,851
Extra Space Storage                                   93,240               1,411,654
Inland Real Estate                                    83,310               1,114,688
Kilroy Realty                                         46,797               2,294,457
Kite Realty Group Trust                               41,400                 544,824
Lexington Realty Trust                                90,940               1,359,553
LTC Properties                                        28,815                 750,631
Medical Properties Trust                              71,825                 907,868
Mid-America Apartment Communities                     36,530               1,673,439
Natl Retail Properties                               102,645               2,332,094
Parkway Properties                                    22,045                 791,856
PS Business Parks                                     22,850               1,148,213

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Senior Housing Properties Trust                      126,640              $2,835,469
Sovran Self Storage                                   30,930               1,225,447
Tanger Factory Outlet Centers                         44,720(d)            1,680,130
                                                                     ---------------
Total                                                                     33,931,733
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Forestar Real Estate Group                            50,485(b)            1,153,077
------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Arkansas Best                                         35,940               1,106,593
Heartland Express                                     81,683               1,327,349
Knight Transportation                                 82,845(d)            1,421,620
Landstar System                                       76,746               3,839,601
Old Dominion Freight Line                             40,450(b)            1,179,118
                                                                     ---------------
Total                                                                      8,874,281
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Actel                                                 37,187(b)              442,897
Advanced Energy Inds                                  51,058(b)              551,937
AMIS Holdings                                         93,165(b)              681,036
ATMI                                                  48,147(b)            1,266,266
Axcelis Technologies                                 145,998(b)              582,532
Brooks Automation                                    101,165(b)            1,243,318
Cabot Microelectronics                                34,250(b)            1,184,365
Cohu                                                  32,821                 490,674
Cymer                                                 43,958(b)            1,187,306
Diodes                                                44,747(b)            1,035,893
DSP Group                                             46,305(b)              530,192
Exar                                                  69,267(b)              568,682
FEI                                                   51,810(b)            1,174,015
Kopin                                                 96,230(b)              324,295
Kulicke & Soffa Inds                                  76,089(b)              410,120
Micrel                                                78,025                 475,953
Microsemi                                            110,408(b)            2,508,470
MKS Instruments                                       71,240(b)            1,325,064
Pericom Semiconductor                                 37,029(b)              502,113
Photronics                                            59,920(b)              730,425
Rudolph Technologies                                  41,698(b)              427,405
Skyworks Solutions                                   230,868(b)            1,858,487
Standard Microsystems                                 33,357(b)              998,041
Supertex                                              19,485(b)              384,244
Ultratech                                             33,178(b)              315,191

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Varian Semiconductor Equipment Associates            108,382(b)           $3,490,983
Veeco Instruments                                     45,366(b)              642,383
                                                                     ---------------
Total                                                                     25,332,287
------------------------------------------------------------------------------------

SOFTWARE (4.3%)
Ansoft                                                22,760(b)              483,422
ANSYS                                                111,800(b)            3,902,939
Blackbaud                                             63,195               1,748,606
Captaris                                              38,031(b)              128,164
Catapult Communications                               13,175(b)               84,847
Concur Technologies                                   61,130(b)            2,143,218
Epicor Software                                       83,460(b)              922,233
EPIQ Systems                                          37,992(b)              560,382
FactSet Research Systems                              61,140               3,419,560
Informatica                                          125,215(b)            2,417,902
JDA Software Group                                    37,910(b)              674,419
Manhattan Associates                                  36,482(b)              904,389
MICROS Systems                                        58,552(b)            3,605,632
Napster                                               65,983(b)              119,429
Phoenix Technologies                                  38,725(b)              588,620
Progress Software                                     60,100(b)            1,774,152
Quality Systems                                       24,990                 759,446
Radiant Systems                                       38,195(b)              464,451
Secure Computing                                      81,175(b)              726,516
Smith Micro Software                                  43,165(b)              325,032
Sonic Solutions                                       37,160(b)              332,954
SPSS                                                  27,298(b)              902,199
Take-Two Interactive Software                        105,713(b,d)          1,737,922
THQ                                                   94,123(b)            1,695,155
Tyler Technologies                                    49,950(b)              668,331
                                                                     ---------------
Total                                                                     31,089,920
------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.3%)
Aaron Rents                                           77,451               1,480,863
Big 5 Sporting Goods                                  31,590                 376,237
Brown Shoe                                            63,194               1,086,937
Cabela's                                              56,410(b)              832,048
Cato Cl A                                             44,559                 729,431
Charlotte Russe Holding                               35,666(b)              643,058
Children's Place Retail Stores                        33,650(b)              623,871
Christopher & Banks                                   50,593                 646,073
Dress Barn                                            64,426(b)              785,353

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Finish Line Cl A                                      60,670                $135,901
Genesco                                               32,543(b)            1,085,634
Group 1 Automotive                                    32,514                 859,670
Gymboree                                              41,203(b)            1,574,779
Haverty Furniture Companies                           31,180                 318,971
Hibbett Sports                                        44,422(b)              825,805
Hot Topic                                             62,801(b)              348,546
Jo-Ann Stores                                         35,660(b)              451,812
Jos A Bank Clothiers                                  25,651(b,d)            698,733
Lithia Motors Cl A                                    22,800                 348,612
Men's Wearhouse                                       74,756               1,905,529
Midas                                                 20,421(b)              359,410
Pep Boys - Manny, Moe & Jack                          59,173                 646,761
Select Comfort                                        66,882(b,d)            525,693
Sonic Automotive Cl A                                 44,430                 890,822
Stage Stores                                          59,145                 707,966
Stein Mart                                            36,870                 235,599
Tractor Supply                                        47,880(b)            1,845,294
Tween Brands                                          35,219(b)            1,128,065
Zale                                                  63,708(b,d)          1,044,811
Zumiez                                                25,685(b)              493,923
                                                                     ---------------
Total                                                                     23,636,207
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.6%)
crocs                                                117,750(b,d)          4,096,523
Deckers Outdoor                                       18,570(b)            2,251,427
Fossil                                                66,390(b)            2,255,932
Iconix Brand Group                                    81,265(b)            1,689,499
Kellwood                                              36,884                 736,942
K-Swiss Cl A                                          38,204                 693,785
Maidenform Brands                                     26,920(b)              333,808
Movado Group                                          27,555                 667,382
Oxford Inds                                           19,908                 453,305
Quiksilver                                           175,608(b)            1,673,544
Skechers USA Cl A                                     46,370(b)              928,327
UniFirst                                              20,400                 833,136
Volcom                                                20,845(b)              420,652
Wolverine World Wide                                  74,615               1,888,506
                                                                     ---------------
Total                                                                     18,922,768
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.2%)
Anchor BanCorp Wisconsin                              25,234                 630,850
Bank Mutual                                           75,255                 924,884

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
THRIFTS & MORTGAGE FINANCE (CONT.)
BankAtlantic Bancorp Cl A                             59,380                $335,497
BankUnited Financial Cl A                             44,770(d)              265,486
Brookline Bancorp                                     84,515                 883,182
Corus Bankshares                                      46,340(d)              589,445
Dime Community Bancshares                             36,072                 542,162
Downey Financial                                      27,830(d)              960,135
FirstFed Financial                                    19,454(b,d)            816,095
Flagstar Bancorp                                      52,510                 433,208
Franklin Bank                                         36,215(b)              212,944
Fremont General                                       98,950(d)              326,535
Guaranty Financial Group                              50,485(b)              701,742
Triad Guaranty                                        17,710(b)              123,793
Trustco Bank NY                                      107,582(d)            1,108,094
                                                                     ---------------
Total                                                                      8,854,052
------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                    127,085(b)              479,110
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial Technologies                       52,546              $1,586,363
Kaman                                                 35,144               1,038,154
Lawson Products                                        5,961                 189,441
Watsco                                                35,124               1,295,373
                                                                     ---------------
Total                                                                      4,109,331
------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                 24,540                 846,139
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $611,844,009)                                                    $709,377,428
------------------------------------------------------------------------------------

MONEY MARKET FUND (9.0%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  65,186,879(g)          $65,186,879
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $65,186,879)                                                      $65,186,879
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $677,030,888)(h)                                                 $774,564,307
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Russell 2000 Index                    37           $13,227,500       March 2008         $933,789

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  23

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 0.1% of net assets.

(d) At Jan. 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 7.2% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.8% of net assets.

(f) At Jan. 31, 2008, investments in securities included securities valued at $2,693,190 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $689,561,629 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $193,312,670
Unrealized depreciation                                            (108,309,992)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $85,002,678
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $611,844,009)         $709,377,428
   Affiliated money market fund (identified cost
   $65,186,879)                                                   65,186,879
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $677,030,888)                                                 774,564,307
Capital shares receivable                                            147,581
Dividends receivable                                                 442,120
Receivable for investment securities sold                              3,056
Variation margin receivable                                          448,500
----------------------------------------------------------------------------
Total assets                                                     775,605,564
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                       37,535
Capital shares payable                                             1,493,607
Payable for investment securities purchased                          238,421
Payable upon return of securities loaned                          52,005,100
Accrued investment management services fee                             6,754
Accrued distribution fee                                               7,309
Accrued transfer agency fee                                              124
Accrued administrative services fee                                    1,513
Accrued plan administration services fee                                  52
Other accrued expenses                                               177,042
----------------------------------------------------------------------------
Total liabilities                                                 53,967,457
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $721,638,107
============================================================================
REPRESENTED BY
Capital stock - $.01 par value                                  $  1,200,936
Additional paid-in capital                                       595,944,103
Undistributed net investment income                                2,579,737
Accumulated net realized gain (loss)                              23,446,123
Unrealized appreciation (depreciation) on investments             98,467,208
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $721,638,107
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $586,659,489
                                             Class B                           $127,171,036
                                             Class R4                          $  7,807,582
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           94,820,115    $       6.19
                                             Class B shares      24,046,223    $       5.29
                                             Class R4 shares      1,227,239    $       6.36
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                        $ 51,467,461
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.57. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  25

STATEMENT OF OPERATIONS
YEAR ENDED JAN. 31, 2008

INVESTMENT INCOME
Income:
Dividends                                                       $  10,287,747
Interest                                                                2,728
Income distributions from affiliated money market fund              1,008,539
Fee income from securities lending                                    432,494
   Less foreign taxes withheld                                         (3,803)
-----------------------------------------------------------------------------
Total income                                                       11,727,705
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  3,292,392
Distribution fee
   Class A                                                          1,897,269
   Class B                                                          1,844,630
Transfer agency fee
   Class A                                                          1,485,326
   Class B                                                            381,213
   Class R4                                                             4,797
Administrative services fee                                           738,676
Plan administration services fee -- Class R4                           23,987
Compensation of board members                                          16,378
Custodian fees                                                        184,030
Printing and postage                                                  201,285
Registration fees                                                      36,930
Licensing fees                                                         29,720
Professional fees                                                      43,775
Other                                                                  41,047
-----------------------------------------------------------------------------
Total expenses                                                     10,221,455
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (1,489,667)
-----------------------------------------------------------------------------
                                                                    8,731,788
   Earnings and bank fee credits on cash balances                     (70,804)
-----------------------------------------------------------------------------
Total net expenses                                                  8,660,984
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     3,066,721
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          162,175,106
   Futures contracts                                               (1,528,258)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                           160,646,848
Net change in unrealized appreciation (depreciation) on
   investments                                                   (224,079,311)
-----------------------------------------------------------------------------
Net gain (loss) on investments                                    (63,432,463)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (60,365,742)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JAN. 31,                                         2008              2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $    3,066,721    $    1,211,377
Net realized gain (loss) on investments                   160,646,848       140,912,076
Net change in unrealized appreciation (depreciation)
   on investments                                        (224,079,311)      (66,536,698)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (60,365,742)       75,586,755
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (442,552)               --
      Class R4                                                 (9,350)               --
   Net realized gain
      Class A                                            (131,006,363)     (109,056,307)
      Class B                                             (31,935,884)      (33,276,239)
      Class R4                                             (1,676,045)       (1,258,312)
---------------------------------------------------------------------------------------
Total distributions                                      (165,070,194)     (143,590,858)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                          70,930,517       123,678,472
   Class B shares                                           8,365,853        16,143,052
   Class R4 shares                                          3,033,589         2,871,989
Reinvestment of distributions at net asset value
   Class A shares                                         128,957,941       107,229,509
   Class B shares                                          31,459,699        32,845,091
   Class R4 shares                                          1,685,394         1,258,312
Payments for redemptions
   Class A shares                                        (265,313,025)     (235,769,616)
   Class B shares                                        (102,397,654)     (148,812,067)
   Class R4 shares                                         (4,901,168)       (4,640,849)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (128,178,854)     (105,196,107)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (353,614,790)     (173,200,210)
Net assets at beginning of year                         1,075,252,897     1,248,453,107
---------------------------------------------------------------------------------------
Net assets at end of year                              $  721,638,107    $1,075,252,897
=======================================================================================
Undistributed net investment income                    $    2,579,737    $    1,141,240
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT 29 written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,176,322 and accumulated net realized gain has been decreased by $5,433,678 resulting in a net reclassification adjustment to increase paid-in capital by $6,610,000.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31                                  2008            2007
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................    $  3,387,798    $  2,421,319
      Long-term capital gain................     128,061,117     106,634,988
CLASS B
Distributions paid from:
      Ordinary income.......................         716,744         742,004
      Long-term capital gain................      31,219,140      32,534,235
CLASS R4
Distributions paid from:
      Ordinary income.......................          47,027          28,038
      Long-term capital gain................       1,638,368       1,230,274

At Jan. 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $ 3,488,304
Undistributed accumulated long-term gain...................    $36,010,539
Unrealized appreciation (depreciation).....................    $84,994,225

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT 31 measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Feb.1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2008 was 0.35% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2008, other expenses paid to this company were $2,894.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

Sales charges received by the Distributor for distributing Fund shares were $441,785 for Class A and $122,093 for Class B for the year ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.77% for Class A, 1.53% for Class B and 0.67% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $422,321 and $104,176 for Class A and Class B, respectively, the plan administration services fee at the class level was

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  33

$846 for Class R4 and the management fees at the Fund level were $962,324. Under an agreement, which was effective until Jan. 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) would not exceed 0.77% for Class A, 1.53% for Class B and 0.68% for Class R4 of the Fund's average daily net assets. Effective Feb. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.77% for Class A, 1.53% for Class B, and 0.67% for Class R4 of the Fund's average daily net assets until Jan. 31, 2009, unless sooner terminated at the discretion of the Board.

During the year ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $70,804 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $132,414,538 and $409,963,772 respectively, for the year ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED JAN. 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,120,289     20,087,067      (32,760,617)        (4,553,261)
Class B                       1,139,698      5,730,385      (13,579,353)        (6,709,270)
Class R4                        351,452        255,363         (579,103)            27,712
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED JAN. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      14,335,934     13,013,293      (26,574,814)           774,413
Class B                       2,002,432      4,474,806      (18,933,267)       (12,456,029)
Class R4                        315,993        149,443         (508,752)           (43,316)
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Jan. 31, 2008, securities valued at $51,467,461 were on loan to brokers. For collateral, the Fund received $52,005,100 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $432,494 for the year ended Jan. 31, 2008. Expenses paid to the Investment Manager were $23,309 for the year ended Jan. 31, 2008, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $357,596,480 and $339,440,541, respectively, for the year ended Jan. 31, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  35

JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Jan. 31, 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  37

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,               2008           2007           2006           2005           2004
Net asset value, beginning of period      $8.40          $8.97          $8.21          $7.55          $5.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .01            .01             --             --
Net gains (losses) (both realized and
 unrealized)                               (.62)           .64           1.44           1.17           2.41
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.58)           .65           1.45           1.17           2.41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)            --             --             --             --
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.63)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.19          $8.40          $8.97          $8.21          $7.55
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $587           $835           $884           $844           $792
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .93%           .92%           .93%           .91%           .96%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .77%           .81%           .92%           .91%           .96%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .46%           .29%           .20%           .24%          (.04%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (7.64%)         7.55%         18.33%         15.42%         46.89%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.76% for the year ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $7.48          $8.17          $7.59          $7.07          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)(b)         --           (.02)          (.01)          (.05)
Net gains (losses) (both realized and
 unrealized)                               (.55)           .53           1.29           1.04           2.27
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.57)           .53           1.27           1.03           2.22
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.29          $7.48          $8.17          $7.59          $7.07
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $127           $230           $353           $434           $482
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.69%          1.68%          1.70%          1.67%          1.73%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.53%          1.58%          1.68%          1.67%          1.73%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.27%)         (.47%)         (.57%)         (.53%)         (.81%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (8.40%)         6.81%         17.45%         14.48%         45.77%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 1.52% for the year ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $8.59          $9.12          $8.32          $7.63          $5.19
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .02            .01             --            .01
Net gains (losses) (both realized and
 unrealized)                               (.65)           .67           1.48           1.20           2.43
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.60)           .69           1.49           1.20           2.44
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)            --             --             --             --
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.63)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.36          $8.59          $9.12          $8.32          $7.63
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $8            $10            $11            $20            $15
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .78%           .75%           .76%           .74%           .79%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .67%           .64%           .75%           .74%           .79%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .56%           .46%           .36%           .42%           .13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (7.68%)         7.87%         18.57%         15.65%         47.01%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.66% for the year ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE SMALL COMPANY INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Small Company Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 20, 2008

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.4%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.9%)
Boeing                                                13,314              $1,107,459
General Dynamics                                       6,930                 585,308
Goodrich                                               2,139                 133,794
Honeywell Intl                                        12,855                 759,345
L-3 Communications Holdings                            2,155                 238,839
Lockheed Martin                                        5,973                 644,606
Northrop Grumman                                       5,806                 460,764
Precision Castparts                                    2,365                 269,137
Raytheon                                               7,367                 479,886
Rockwell Collins                                       2,821                 178,287
United Technologies                                   17,002               1,248,117
                                                                     ---------------
Total                                                                      6,105,542
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                  2,925                 162,455
Expeditors Intl Washington                             3,695                 174,737
FedEx                                                  5,294                 494,883
United Parcel Service Cl B                            18,072               1,322,147
                                                                     ---------------
Total                                                                      2,154,222
------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                    12,634                 148,197
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                 4,152(b)              104,506
Johnson Controls                                      10,216                 361,340
                                                                     ---------------
Total                                                                        465,846
------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                            36,317(b)              241,145
General Motors                                         9,739                 275,711
Harley-Davidson                                        4,183                 169,746
                                                                     ---------------
Total                                                                        686,602
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BEVERAGES (2.3%)
Anheuser-Busch Companies                              12,631                $587,594
Brown-Forman Cl B                                      1,510                  95,100
Coca-Cola                                             34,214               2,024,441
Coca-Cola Enterprises                                  4,931                 113,758
Constellation Brands Cl A                              3,335(b)               69,702
Molson Coors Brewing Cl B                              2,374                 106,047
Pepsi Bottling Group                                   2,374                  82,734
PepsiCo                                               27,704               1,889,136
                                                                     ---------------
Total                                                                      4,968,512
------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen                                                 18,750(b)              873,562
Biogen Idec                                            5,044(b)              307,432
Celgene                                                6,630(b)              372,009
Genzyme                                                4,597(b)              359,164
Gilead Sciences                                       15,920(b)              727,385
                                                                     ---------------
Total                                                                      2,639,552
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                  6,334                 145,238
Trane                                                  2,961                 132,594
                                                                     ---------------
Total                                                                        277,832
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
American Capital Strategies                            3,295                 115,885
Ameriprise Financial                                   3,995                 220,963
Bank of New York Mellon                               19,573                 912,689
Bear Stearns Companies                                 1,986                 179,336
Charles Schwab                                        16,112                 359,298
E*TRADE Financial                                      7,860(b)               39,064
Federated Investors Cl B                               1,510                  64,281
Franklin Resources                                     2,775                 289,238

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
Goldman Sachs Group                                    6,841              $1,373,469
Janus Capital Group                                    2,644                  71,414
Legg Mason                                             2,330                 167,760
Lehman Brothers Holdings                               9,124                 585,487
Merrill Lynch & Co                                    14,765                 832,746
Morgan Stanley                                        18,281                 903,630
Northern Trust                                         3,300                 242,088
State Street                                           6,653                 546,344
T Rowe Price Group                                     4,526                 228,970
                                                                     ---------------
Total                                                                      7,132,662
------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Air Products & Chemicals                               3,689                 332,084
Ashland                                                  975                  44,392
Dow Chemical                                          16,233                 627,568
Eastman Chemical                                       1,397                  92,300
Ecolab                                                 2,996                 144,557
EI du Pont de Nemours & Co                            15,458                 698,392
Hercules                                               1,994                  34,955
Intl Flavors & Fragrances                              1,413                  60,208
Monsanto                                               9,426               1,059,859
PPG Inds                                               2,799                 184,986
Praxair                                                5,418                 438,370
Rohm & Haas                                            2,148                 114,596
Sigma-Aldrich                                          2,250                 111,735
                                                                     ---------------
Total                                                                      3,944,002
------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
BB&T                                                   9,477                 343,826
Comerica                                               2,585                 112,758
Commerce Bancorp                                       3,350                 127,669
Fifth Third Bancorp                                    9,150                 247,965
First Horizon Natl                                     2,165                  46,916
Huntington Bancshares                                  6,277                  84,426
KeyCorp                                                6,696                 175,100
M&T Bank                                               1,275                 117,007
Marshall & Ilsley                                      4,421                 123,346
Natl City                                             10,912                 194,124
PNC Financial Services Group                           6,033                 395,885
Regions Financial                                     11,958                 301,820

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL BANKS (CONT.)
SunTrust Banks                                         6,010                $414,390
US Bancorp                                            29,714               1,008,790
Wachovia                                              33,979               1,322,802
Wells Fargo & Co                                      58,042               1,974,007
Zions Bancorporation                                   1,870                 102,364
                                                                     ---------------
Total                                                                      7,093,195
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                      4,995(b)               49,201
Avery Dennison                                         1,839                  95,297
Cintas                                                 2,343                  76,897
Equifax                                                2,247                  83,341
Monster Worldwide                                      2,200(b)               61,270
Pitney Bowes                                           3,718                 136,451
Robert Half Intl                                       2,762                  76,728
RR Donnelley & Sons                                    3,687                 128,639
Waste Management                                       8,762                 284,240
                                                                     ---------------
Total                                                                        992,064
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
Ciena                                                  1,500(b)               40,695
Cisco Systems                                        104,130(b)            2,551,184
Corning                                               27,100                 652,297
JDS Uniphase                                           3,782(b)               39,371
Juniper Networks                                       8,990(b)              244,079
Motorola                                              39,328                 453,452
QUALCOMM                                              28,148               1,194,038
Tellabs                                                7,551(b)               51,498
                                                                     ---------------
Total                                                                      5,226,614
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.0%)
Apple                                                 15,064(b)            2,039,063
Dell                                                  38,582(b)              773,183
EMC                                                   36,100(b)              572,907
Hewlett-Packard                                       44,351               1,940,356
IBM                                                   23,696               2,543,529
Lexmark Intl Cl A                                      1,607(b)               58,189
Network Appliance                                      5,941(b)              137,950
QLogic                                                 2,376(b)               33,977
SanDisk                                                3,945(b)              100,400
Sun Microsystems                                      14,241(b)              249,218
Teradata                                               3,118(b)               74,271
                                                                     ---------------
Total                                                                      8,523,043
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                  1,509                $183,600
Jacobs Engineering Group                               2,085(b)              159,377
                                                                     ---------------
Total                                                                        342,977
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                       1,848                 144,994
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
American Express                                      20,117                 992,170
Capital One Financial                                  6,701                 367,282
Discover Financial Services                            8,230                 144,025
SLM                                                    1,318                  28,667
                                                                     ---------------
Total                                                                      1,532,144
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                   1,714                  78,655
Bemis                                                  1,752                  47,619
Pactiv                                                 2,247(b)               64,287
Sealed Air                                             2,770                  72,436
                                                                     ---------------
Total                                                                        262,997
------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                          2,894                 127,133
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                      2,338(b)              186,432
H&R Block                                              5,568                 107,295
                                                                     ---------------
Total                                                                        293,727
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America                                       76,370               3,387,009
CIT Group                                              3,290                  91,988
Citigroup                                             85,829               2,422,094
CME Group                                                925                 572,483
IntercontinentalExchange                               1,205(b)              168,652
JPMorgan Chase & Co                                   57,811               2,748,913
Leucadia Natl                                          2,910                 128,535
Moody's                                                3,710                 129,813
NYSE Euronext                                          4,555                 358,251
                                                                     ---------------
Total                                                                     10,007,738
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
AT&T                                                 104,380              $4,017,586
CenturyTel                                             1,891                  69,797
Citizens Communications                                5,655                  64,863
Embarq                                                 2,633                 119,275
Qwest Communications Intl                             27,015                 158,848
Verizon Communications                                49,729               1,931,474
Windstream                                             8,223                  95,469
                                                                     ---------------
Total                                                                      6,457,312
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Allegheny Energy                                       2,885                 158,069
American Electric Power                                6,883                 294,799
Duke Energy                                           21,704(e)              404,997
Edison Intl                                            5,584                 291,261
Entergy                                                3,344                 361,754
Exelon                                                11,334                 863,538
FirstEnergy                                            5,271                 375,401
FPL Group                                              6,996                 451,102
Pepco Holdings                                         3,430                  87,328
Pinnacle West Capital                                  1,729                  66,428
PPL                                                    6,394                 312,794
Progress Energy                                        4,456                 201,278
Southern                                              13,081                 475,494
                                                                     ---------------
Total                                                                      4,344,243
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                       3,096                 137,896
Emerson Electric                                      13,556                 689,187
Rockwell Automation                                    2,551                 145,458
                                                                     ---------------
Total                                                                        972,541
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                   6,660(b)              225,841
Jabil Circuit                                          3,590                  47,568
Molex                                                  2,430                  58,417
Tyco Electronics                                       8,538                 288,669
                                                                     ---------------
Total                                                                        620,495
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.2%)
Baker Hughes                                           5,462                 354,648
BJ Services                                            5,056                 109,968
Cameron Intl                                           3,760(b)              151,378
ENSCO Intl                                             2,470                 126,266
Halliburton                                           15,148                 502,459

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Nabors Inds                                            4,874(b,c)           $132,670
Natl Oilwell Varco                                     6,130(b)              369,210
Noble                                                  4,598                 201,254
Rowan Companies                                        1,894                  64,472
Schlumberger                                          20,582               1,553,118
Smith Intl                                             3,465                 187,838
Transocean                                             5,494(b)              673,564
Weatherford Intl                                       5,810(b)              359,116
                                                                     ---------------
Total                                                                      4,785,961
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale                                       7,484                 508,463
CVS Caremark                                          25,416                 993,003
Kroger                                                11,747                 298,961
Safeway                                                7,625                 236,299
SUPERVALU                                              3,629                 109,088
SYSCO                                                 10,479                 304,415
Walgreen                                              17,062                 599,047
Wal-Mart Stores                                       40,703               2,070,968
Whole Foods Market                                     2,425                  95,642
                                                                     ---------------
Total                                                                      5,215,886
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland                                11,058                 487,105
Campbell Soup                                          3,836                 121,256
ConAgra Foods                                          8,388                 180,594
Dean Foods                                             2,265                  63,420
General Mills                                          5,818                 317,721
Hershey                                                2,892                 104,690
HJ Heinz                                               5,452                 232,037
Kellogg                                                4,521                 216,556
Kraft Foods Cl A                                      26,629                 779,164
McCormick & Co                                         2,190                  73,847
Sara Lee                                              12,460                 175,188
Tyson Foods Cl A                                       4,725                  67,331
WM Wrigley Jr                                          3,747                 215,190
                                                                     ---------------
Total                                                                      3,034,099
------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                    791                  32,431
Questar                                                2,960                 150,694
                                                                     ---------------
Total                                                                        183,125
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter Intl                                           10,916                 663,038
Becton Dickinson & Co                                  4,190                 362,561
Boston Scientific                                     23,105(b)              280,264

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Covidien                                               8,588                $383,282
CR Bard                                                1,754                 169,384
Hospira                                                2,686(b)              110,421
Medtronic                                             19,458                 906,159
St. Jude Medical                                       5,906(b)              239,252
Stryker                                                4,108                 275,113
Varian Medical Systems                                 2,180(b)              113,338
Zimmer Holdings                                        4,044(b)              316,524
                                                                     ---------------
Total                                                                      3,819,336
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                  8,598                 457,929
AmerisourceBergen                                      2,892                 134,912
Cardinal Health                                        6,235                 361,443
CIGNA                                                  4,797                 235,821
Coventry Health Care                                   2,670(b)              151,069
Express Scripts                                        4,360(b)              294,256
Five Star Quality Care                                    --(b)                    2
Humana                                                 2,885(b)              231,666
Laboratory Corp of America Holdings                    1,978(b)              146,135
McKesson                                               4,991                 313,385
Medco Health Solutions                                 9,180(b)              459,734
Patterson Companies                                    2,395(b)               76,736
Quest Diagnostics                                      2,710                 133,657
Tenet Healthcare                                       8,151(b)               36,109
UnitedHealth Group                                    22,216               1,129,461
WellPoint                                              9,842(b)              769,644
                                                                     ---------------
Total                                                                      4,931,959
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                             3,351                  80,055
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Unit                                          7,520                 334,565
Darden Restaurants                                     2,434                  68,931
Intl Game Technology                                   5,446                 232,381
Marriott Intl Cl A                                     5,358                 192,674
McDonald's                                            20,356               1,090,063
Starbucks                                             12,568(b)              237,661
Starwood Hotels & Resorts Worldwide                    3,432                 155,298
Wendy's Intl                                           1,505                  36,752
Wyndham Worldwide                                      3,056                  71,999
Yum! Brands                                            8,742                 298,627
                                                                     ---------------
Total                                                                      2,718,951
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                         1,072                 $77,763
Centex                                                 2,076                  57,671
DR Horton                                              4,760                  82,110
Fortune Brands                                         2,617                 182,981
Harman Intl Inds                                       1,035                  48,200
KB Home                                                1,336                  36,740
Leggett & Platt                                        2,909                  55,329
Lennar Cl A                                            2,390                  49,234
Newell Rubbermaid                                      4,800                 115,776
Pulte Homes                                            3,638                  59,445
Snap-On                                                1,001                  49,169
Stanley Works                                          1,393                  71,544
Whirlpool                                              1,324                 112,686
                                                                     ---------------
Total                                                                        998,648
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.3%)
Clorox                                                 2,371                 145,390
Colgate-Palmolive                                      8,788                 676,676
Kimberly-Clark                                         7,275                 477,604
Procter & Gamble                                      53,453               3,525,225
                                                                     ---------------
Total                                                                      4,824,895
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                   11,533(b)              220,050
Constellation Energy Group                             3,111                 292,309
Dynegy Cl A                                            8,512(b)               59,754
                                                                     ---------------
Total                                                                        572,113
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.6%)
3M                                                    12,256                 976,190
General Electric                                     173,900               6,157,800
Textron                                                4,306                 241,351
Tyco Intl                                              8,528(c)              335,662
                                                                     ---------------
Total                                                                      7,711,003
------------------------------------------------------------------------------------

INSURANCE (4.2%)
ACE                                                    5,690(c)              331,955
AFLAC                                                  8,386                 514,313
Allstate                                               9,828                 484,226
Ambac Financial Group                                  1,733                  20,311
American Intl Group                                   43,648(e)            2,407,623
Aon                                                    5,043(e)              219,471
Assurant                                               1,660                 107,717
Chubb                                                  6,628                 343,264
Cincinnati Financial                                   2,854                 109,993

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Genworth Financial Cl A                                7,540                $183,524
Hartford Financial Services Group                      5,382                 434,704
Lincoln Natl                                           4,634                 251,904
Loews                                                  7,537                 351,903
Marsh & McLennan Companies                             8,936                 246,634
MBIA                                                   2,153                  33,372
MetLife                                               12,735                 750,982
Principal Financial Group                              4,515                 269,139
Progressive                                           12,020                 223,091
Prudential Financial                                   7,822                 659,942
Safeco                                                 1,637                  87,367
Torchmark                                              1,596                  97,452
Travelers Companies                                   11,101                 533,958
Unum Group                                             6,222                 140,742
XL Capital Cl A                                        3,065(c)              137,925
                                                                     ---------------
Total                                                                      8,941,512
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                             5,315(b)              412,975
Expedia                                                3,580(b,e)             82,412
IAC/InterActiveCorp                                    3,190(b)               82,749
                                                                     ---------------
Total                                                                        578,136
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                                    2,855(b)               86,221
eBay                                                  19,472(b)              523,602
Google Cl A                                            3,980(b)            2,245,915
VeriSign                                               3,810(b)              129,235
Yahoo!                                                23,074(b)              442,559
                                                                     ---------------
Total                                                                      3,427,532
------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                      1,715(b)               83,606
Automatic Data Processing                              9,086                 368,619
Cognizant Technology Solutions Cl A                    5,000(b)              139,500
Computer Sciences                                      2,980(b)              126,114
Convergys                                              2,217(b)               34,386
Electronic Data Systems                                8,808                 177,041
Fidelity Natl Information Services                     2,920                 123,954

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
IT SERVICES (CONT.)
Fiserv                                                 2,827(b)             $145,223
Paychex                                                5,747                 188,042
Total System Services                                  2,263                  52,275
Unisys                                                 5,988(b)               24,910
Western Union                                         12,943                 289,923
                                                                     ---------------
Total                                                                      1,753,593
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                              1,500                  28,485
Eastman Kodak                                          4,962                  98,893
Hasbro                                                 2,513                  65,263
Mattel                                                 6,334                 133,077
                                                                     ---------------
Total                                                                        325,718
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                       2,894(d)               91,248
Millipore                                                946(b)               66,362
PerkinElmer                                            2,044                  50,875
Thermo Fisher Scientific                               7,288(b)              375,259
Waters                                                 1,714(b)               98,469
                                                                     ---------------
Total                                                                        682,213
------------------------------------------------------------------------------------

MACHINERY (1.8%)
Caterpillar                                           10,966                 780,120
Cummins                                                3,520                 169,946
Danaher                                                4,378                 325,942
Deere & Co                                             7,628                 669,433
Dover                                                  3,399                 137,184
Eaton                                                  2,500                 206,900
Illinois Tool Works                                    7,116                 358,646
Ingersoll-Rand Cl A                                    4,698(c)              185,665
ITT                                                    3,134                 186,254
Manitowoc                                              2,230                  85,008
PACCAR                                                 6,327                 296,863
Pall                                                   2,121                  78,244
Parker Hannifin                                        2,897                 195,866
Terex                                                  1,770(b)              104,005
                                                                     ---------------
Total                                                                      3,780,076
------------------------------------------------------------------------------------

MEDIA (2.8%)
CBS Cl B                                              11,771                 296,511
Clear Channel Communications                           8,590                 263,799
Comcast Cl A                                          52,890(b)              960,483
DIRECTV Group                                         12,230(b)              276,153
EW Scripps Cl A                                        1,545                  62,912

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MEDIA (CONT.)
Gannett                                                3,991                $147,667
Interpublic Group of Companies                         8,101(b)               72,342
McGraw-Hill Companies                                  5,654                 241,765
Meredith                                                 659                  30,966
New York Times Cl A                                    2,484                  41,582
News Corp Cl A                                        39,800                 752,220
Omnicom Group                                          5,636                 255,705
Time Warner                                           62,226                 979,438
Viacom Cl B                                           11,301(b)              438,027
Walt Disney                                           32,753                 980,298
Washington Post Cl B                                     110                  81,840
                                                                     ---------------
Total                                                                      5,881,708
------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                                 14,598                 483,194
Allegheny Technologies                                 1,764                 124,186
Freeport-McMoRan Copper & Gold                         6,592                 586,886
Newmont Mining                                         7,745                 420,863
Nucor                                                  4,964                 286,919
Titanium Metals                                        1,495                  32,501
United States Steel                                    2,011                 205,343
                                                                     ---------------
Total                                                                      2,139,892
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots                                               1,564(b)               27,151
Dillard's Cl A                                           996                  19,751
Family Dollar Stores                                   2,446                  51,439
JC Penney                                              3,787                 179,542
Kohl's                                                 5,379(b)              245,498
Macy's                                                 7,472                 206,526
Nordstrom                                              3,224                 125,414
Sears Holdings                                         1,245(b)              137,560
Target                                                14,281                 793,737
                                                                     ---------------
Total                                                                      1,786,618
------------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Ameren                                                 3,552                 159,165
CenterPoint Energy                                     5,531                  88,551
CMS Energy                                             3,864                  60,549
Consolidated Edison                                    4,680                 203,954
Dominion Resources                                    10,048                 432,065
DTE Energy                                             2,838                 121,041
Integrys Energy Group                                  1,308                  63,595
NiSource                                               4,731                  89,842
PG&E                                                   6,081                 249,564

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MULTI-UTILITIES (CONT.)
Public Service Enterprise Group                        4,380                $420,480
Sempra Energy                                          4,476                 250,208
TECO Energy                                            3,635                  60,595
Xcel Energy                                            7,250                 150,728
                                                                     ---------------
Total                                                                      2,350,337
------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                 15,902                 244,891
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.8%)
Anadarko Petroleum                                     8,030                 470,478
Apache                                                 5,720                 545,917
Chesapeake Energy                                      7,825                 291,325
Chevron                                               36,326               3,069,546
ConocoPhillips                                        27,536               2,211,691
CONSOL Energy                                          3,120                 227,760
Devon Energy                                           7,638                 649,077
El Paso                                               12,075                 198,996
EOG Resources                                          4,246                 371,525
Exxon Mobil                                           94,034               8,124,537
Hess                                                   4,773                 433,532
Kinder Morgan Management LLC                               1(b)                   30
Marathon Oil                                          12,236                 573,257
Murphy Oil                                             3,225                 237,167
Noble Energy                                           2,965                 215,200
Occidental Petroleum                                  14,274                 968,776
Peabody Energy                                         4,540                 245,251
Range Resources                                        2,550                 133,161
Spectra Energy                                        10,887                 248,659
Sunoco                                                 2,026                 126,017
Tesoro                                                 2,345                  91,572
Valero Energy                                          9,460                 559,937
Williams Companies                                    10,214                 326,542
XTO Energy                                             8,340                 433,180
                                                                     ---------------
Total                                                                     20,753,133
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                             7,381                 238,037
MeadWestvaco                                           3,183                  89,124
Weyerhaeuser                                           3,617                 244,943
                                                                     ---------------
Total                                                                        572,104
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PERSONAL PRODUCTS (0.2%)
Avon Products                                          7,364                $257,887
Estee Lauder Companies Cl A                            1,955                  82,501
                                                                     ---------------
Total                                                                        340,388
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.1%)
Abbott Laboratories                                   26,595               1,497,299
Allergan                                               5,288                 355,301
Barr Pharmaceuticals                                   1,840(b)               96,030
Bristol-Myers Squibb                                  34,071                 790,106
Eli Lilly & Co                                        16,972                 874,397
Forest Laboratories                                    5,380(b)              213,963
Johnson & Johnson                                     49,259               3,116,124
King Pharmaceuticals                                   4,199(b)               44,048
Merck & Co                                            37,457               1,733,510
Mylan                                                  5,225                  77,905
Pfizer                                               117,926               2,758,289
Schering-Plough                                       27,871                 545,435
Watson Pharmaceuticals                                 1,788(b)               46,685
Wyeth                                                 23,043                 917,111
                                                                     ---------------
Total                                                                     13,066,203
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
Apartment Investment & Management Cl A                 1,660                  65,802
AvalonBay Communities                                  1,355                 127,302
Boston Properties                                      2,060                 189,355
Developers Diversified Realty                          2,125                  87,444
Equity Residential                                     4,670                 174,705
General Growth Properties                              4,190                 153,019
Host Hotels & Resorts                                  8,980                 150,325
Kimco Realty                                           4,370                 156,490
Plum Creek Timber                                      2,976                 124,248
ProLogis                                               4,425                 262,624
Public Storage                                         2,135                 167,064
Simon Property Group                                   3,846                 343,755
Vornado Realty Trust                                   2,310                 208,824
                                                                     ---------------
Total                                                                      2,210,957
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                            3,385(b)               65,703
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ROAD & RAIL (0.8%)
Burlington Northern Santa Fe                           5,106                $441,771
CSX                                                    7,226                 350,316
Norfolk Southern                                       6,668                 362,673
Ryder System                                             988                  51,435
Union Pacific                                          4,497                 562,260
                                                                     ---------------
Total                                                                      1,768,455
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                10,370(b)               79,227
Altera                                                 5,782                  97,658
Analog Devices                                         5,230                 148,323
Applied Materials                                     23,707                 424,829
Broadcom Cl A                                          8,121(b)              179,312
Intel                                                100,750               2,135,900
KLA-Tencor                                             3,136                 131,022
Linear Technology                                      3,857                 106,723
LSI                                                   12,138(b)               63,360
MEMC Electronic Materials                              3,940(b)              281,552
Microchip Technology                                   3,705                 118,227
Micron Technology                                     13,099(b)               92,086
Natl Semiconductor                                     4,050                  74,642
Novellus Systems                                       1,995(b)               47,401
NVIDIA                                                 9,612(b)              236,359
Teradyne                                               3,002(b)               32,932
Texas Instruments                                     24,084                 744,918
Xilinx                                                 5,044                 110,312
                                                                     ---------------
Total                                                                      5,104,783
------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                          9,888(b)              345,388
Autodesk                                               3,968(b)              163,283
BMC Software                                           3,383(b)              108,391
CA                                                     6,733                 148,328
Citrix Systems                                         3,289(b)              113,865
Compuware                                              4,935(b)               41,948
Electronic Arts                                        5,402(b)              255,893
Intuit                                                 5,718(b)              175,485
Microsoft                                            138,614               4,518,817
Novell                                                 6,022(b)               38,300
Oracle                                                68,241(b)            1,402,353
Symantec                                              14,908(b)              267,300
                                                                     ---------------
Total                                                                      7,579,351
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SPECIALTY RETAIL (1.7%)
Abercrombie & Fitch Cl A                               1,470                $117,144
AutoNation                                             2,365(b)               38,502
AutoZone                                                 749(b)               90,539
Bed Bath & Beyond                                      4,539(b)              146,337
Best Buy                                               6,044                 295,008
Circuit City Stores                                    2,906                  15,809
GameStop Cl A                                          2,750(b)              142,258
Gap                                                    8,016                 153,266
Home Depot                                            29,041                 890,686
Limited Brands                                         5,347                 102,074
Lowe's Companies                                      25,190                 666,024
Office Depot                                           4,705(b)               69,775
OfficeMax                                              1,290                  31,953
RadioShack                                             2,270                  39,385
Sherwin-Williams                                       1,795                 102,692
Staples                                               12,161                 291,134
Tiffany & Co                                           2,354                  93,925
TJX Companies                                          7,510                 237,016
                                                                     ---------------
Total                                                                      3,523,527
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                  6,320(b)              202,556
Jones Apparel Group                                    1,450                  24,360
Liz Claiborne                                          1,708                  37,388
Nike Cl B                                              6,608                 408,110
Polo Ralph Lauren                                      1,005                  60,893
VF                                                     1,502                 116,210
                                                                     ---------------
Total                                                                        849,517
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Countrywide Financial                                  9,958                  69,308
Fannie Mae                                            16,834                 569,999
Freddie Mac                                           11,366                 345,413
Hudson City Bancorp                                    8,940                 146,437
MGIC Investment                                        1,411                  26,104
Sovereign Bancorp                                      6,200                  77,314
Washington Mutual                                     14,959                 297,983
                                                                     ---------------
Total                                                                      1,532,558
------------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                          36,269               2,749,915
Reynolds American                                      2,926                 185,304
UST                                                    2,706                 140,604
                                                                     ---------------
Total                                                                      3,075,823
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                            1,177                 $93,654
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Cl A                                    6,975(b)              261,772
Sprint Nextel                                         48,936                 515,296
TeleCorp PCS Escrow Cl A                                 520(b,g)                 --
                                                                     ---------------
Total                                                                        777,068
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $167,893,419)                                                    $207,545,667
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.6%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   5,588,184(f)           $5,588,184
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,588,184)                                                        $5,588,184
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $173,481,603)(h)                                                 $213,133,851
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                  78            $5,380,440       March 2008         $357,957

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 0.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Jan. 31, 2008, investments in securities included securities valued at $606,443 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(g)  Negligible market value.

(h) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $182,024,929 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $42,888,539
Unrealized depreciation                                            (11,779,617)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $31,108,922
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 22 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  23

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $167,893,419)          $207,545,667
   Affiliated money market fund (identified cost $5,588,184)       5,588,184
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $173,481,603)                                                 213,133,851
Capital shares receivable                                             61,551
Dividends receivable                                                 230,204
Variation margin receivable                                          121,800
----------------------------------------------------------------------------
Total assets                                                     213,547,406
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               266,726
Accrued investment management services fee                             1,263
Accrued distribution fee                                                 323
Accrued transfer agency fee                                              325
Accrued administrative services fee                                      344
Accrued plan administration services fee                                 667
Other accrued expenses                                               128,173
----------------------------------------------------------------------------
Total liabilities                                                    397,821
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $213,149,585
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $    433,420
Additional paid-in capital                                       180,215,812
Undistributed net investment income                                  891,955
Accumulated net realized gain (loss)                              (8,401,807)
Unrealized appreciation (depreciation) on investments             40,010,205
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $213,149,585
============================================================================

Net assets applicable to outstanding shares:  Class D                         $ 48,008,764
                                              Class E                         $165,140,821
Net asset value per share of outstanding
   capital stock:                             Class D shares     9,795,616    $       4.90
                                              Class E shares    33,546,373    $       4.92
------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED JAN. 31, 2008

INVESTMENT INCOME
Income:
Dividends                                                       $  5,119,982
Interest                                                               6,358
Income distributions from affiliated money market fund               206,538
Fee income from securities lending                                     1,459
----------------------------------------------------------------------------
Total income                                                       5,334,337
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   579,548
Distribution fee -- Class D                                          139,253
Transfer agency fee
      Class D                                                         40,886
      Class E                                                        103,865
Administrative services fee                                          158,059
Plan administration services fee -- Class E                          311,595
Compensation of board members                                          4,574
Custodian fees                                                        60,518
Printing and postage                                                  44,750
Registration fees                                                     32,870
Licensing fees                                                        27,375
Professional fees                                                     31,197
Other                                                                  6,293
----------------------------------------------------------------------------
Total expenses                                                     1,540,783
      Expenses waived/reimbursed by the Investment Manager
         and its affiliates                                         (462,354)
----------------------------------------------------------------------------
Total net expenses                                                 1,078,429
----------------------------------------------------------------------------
Investment income (loss) -- net                                    4,255,908
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          29,972,162
   Futures contracts                                                 (78,212)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           29,893,950
Net change in unrealized appreciation (depreciation) on
   investments                                                   (37,698,543)
----------------------------------------------------------------------------
Net gain (loss) on investments                                    (7,804,593)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (3,548,685)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JAN. 31,                                           2008             2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $   4,255,908    $  4,056,629
Net realized gain (loss) on investments                      29,893,950      12,547,435
Net change in unrealized appreciation (depreciation) on
   investments                                              (37,698,543)     16,933,603
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (3,548,685)     33,537,667
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class D                                                  (750,148)       (726,500)
      Class E                                                (3,099,735)     (3,022,262)
   Net realized gain
      Class D                                                (4,038,391)             --
      Class E                                               (14,238,675)             --
---------------------------------------------------------------------------------------
Total distributions                                         (22,126,949)     (3,748,762)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class D shares                                             5,926,919       4,488,821
   Class E Shares                                            31,902,987      55,850,785
Reinvestment of distributions at net asset value
   Class D shares                                             4,787,791         726,011
   Class E Shares                                            17,338,410       3,022,262
Payments for redemptions
   Class D shares                                           (14,000,923)    (17,340,192)
   Class E Shares                                          (105,589,277)    (59,156,897)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (59,634,093)    (12,409,210)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (85,309,727)     17,379,695
Net assets at beginning of year                             298,459,312     281,079,617
---------------------------------------------------------------------------------------
Net assets at end of year                                 $ 213,149,585    $298,459,312
=======================================================================================
Undistributed net investment income                       $     891,955    $    535,822
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are sold without a sales charge. Class D shares are sold through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are sold to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  27

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. During the year ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and

--------------------------------------------------------------------------------

 28 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  29
process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $49,892 and accumulated net realized loss has been decreased by $8,120,692 resulting in a net reclassification adjustment to decrease paid-in capital by $8,070,800.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                                   2008           2007
----------------------------------------------------------------------------
CLASS D
Distributions paid from:
      Ordinary income..........................    $   750,148    $  726,500
      Long-term capital gain...................      4,038,391            --
CLASS E
Distributions paid from:
      Ordinary income..........................      3,099,735     3,022,262
      Long-term capital gain...................     14,238,675            --

At Jan. 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $   894,539
Undistributed accumulated long-term gain...................    $ 5,987,299
Accumulated realized loss..................................    $(5,487,824)
Unrealized appreciation (depreciation).....................    $31,106,339

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes

--------------------------------------------------------------------------------

 30 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Feb. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2008 was 0.22% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2008 was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2008, other expenses paid to this company were $731.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  31

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual per shareholder account fee for Class D of $19.50 per account. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.59% for Class D and 0.36% for Class
E. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $7,430 and $103,865 for Class D and Class E, respectively, the plan administration services fee at the class level was $144,461 for Class E and the management fees at the Fund level were $206,598. In addition the Investment Manager and its affiliates have contractually agreed to waive certain fees and

--------------------------------------------------------------------------------

 32 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT expenses until Jan. 31, 2009, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.59% for Class D and 0.38% for Class E of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $10,915,445 and $88,655,666, respectively, for the year ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $1,459 for the year ended Jan. 31, 2008. Expenses paid to the Investment Manager were $206 for the year ended Jan. 31, 2008, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Jan. 31, 2008, the Fund had no outstanding securities lending.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED JAN. 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class D                       1,051,265        927,866       (2,525,705)         (546,574)
Class E                       5,596,001      3,347,183      (18,774,093)       (9,830,909)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED JAN. 31, 2007
                                             ISSUED FOR
                                             REINVESTED                           NET
                                  SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------
Class D                           866,525       132,726      (3,409,116)      (2,409,865)
Class E                        10,401,833       549,471     (11,715,384)        (764,080)
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  33

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $79,182,933 and $78,710,162, respectively, for the year ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Jan. 31, 2008.

7. CAPITAL LOSS CARRY-OVER AND RECOGNIZED BUILT-IN LOSSES

For federal income tax purposes, the Fund had a capital loss carry-over of $1,885,594 at Jan. 31, 2008, that if not offset by capital gains will expire in 2010.

The Fund also had recognized built-in losses of $3,602,230 at Jan. 31, 2008, that if not offset by capital gains will expire as follows:

 2012        2013        2014      2015
$41,050   $3,259,225   $235,890   $66,065

As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expire.

--------------------------------------------------------------------------------

 34 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  35
and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 36 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS D

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.54          $4.92          $4.55          $4.38          $3.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .08            .07            .07            .04
Net gains (losses) (both realized and
 unrealized)                               (.21)           .61            .36            .17           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.13)           .69            .43            .24           1.11
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.07)          (.06)          (.07)          (.04)
Distributions from realized gains          (.43)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.51)          (.07)          (.06)          (.07)          (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.90          $5.54          $4.92          $4.55          $4.38
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $48            $57            $63            $69            $70
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .68%           .79%           .85%           .82%           .69%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(e)           .59%           .59%           .62%           .62%           .64%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.43%          1.40%          1.26%          1.41%          1.13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      4%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                             (2.89%)        14.05%          9.56%          5.43%         33.72%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earning and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  37

CLASS E

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.56          $4.95          $4.57          $4.39          $3.32
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)         .09            .08            .08            .05
Net gains (losses) (both realized and
 unrealized)                               (.22)           .60            .38            .18           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.12)           .69            .46            .26           1.12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.08)          (.08)          (.08)          (.05)
Distributions from realized gains          (.43)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.52)          (.08)          (.08)          (.08)          (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.92          $5.56          $4.95          $4.57          $4.39
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $165           $241           $218           $301           $398
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .56%           .56%           .60%           .56%           .44%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(e)           .36%           .34%           .37%           .38%           .39%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.67%          1.64%          1.52%          1.64%          1.37%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      4%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                             (2.64%)        14.05%         10.03%          5.90%         33.91%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earning and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

--------------------------------------------------------------------------------

 38 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource S&P 500 Index Fund (the Fund) of the RiverSource Market Advantage Series, Inc. as of January 31, 2008 and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 20, 2008

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  39

The financial statements and reports of Independent Registered Public Accounting Firm (KPMG LLP), dated March 20, 2007, for RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND, RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND, RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND, RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND, RIVERSOURCE SMALL COMPANY INDEX FUND AND RIVERSOURCE S&P 500 INDEX FUND are incorporated by reference to that filed in Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 on or about March 28, 2007.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation as amended on Jan. 16, 1990, filed as Exhibit 1 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(2) Amendment to Articles of Incorporation, dated June 16, 1999, filed on or about March 28, 2001, as Exhibit (a)(2) to Post-Effective Amendment No. 26 to Registration Statement No. 33-30770 is incorporated by reference.

(a)(3) Amendment to Articles of Incorporation, dated Nov. 14, 2002, filed on or about Jan. 21, 2003, as Exhibit (a)(3) to Post-Effective Amendment No. 28 to Registration Statement No. 33-30770, is incorporated by reference.

(a)(4) Articles of Amendment, dated April 21, 2006, filed electronically on or about March 28, 2007 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 are incorporated by reference.

(a)(5) Certificate of Designation, dated Oct. 5, 2006, is filed electronically herewith, as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770.

(b) By-laws as amended April 13, 2006, is filed electronically herewith, as Exhibit (b) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770.

(c)    Instruments Defining Rights of Security Holders: Not Applicable.

(d) Investment Management Services Agreement, amended and restated as of May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about March 28, 2007 as Exhibit (d) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 33-30770 is incorporated by reference.

(e)(1) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(e)(2) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(e)(3) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(f)    Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and Ameriprise Trust Company filed electronically on or about Nov. 26, 2007 as Exhibit (g)(1) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 117 to Registration Statement No. 2-11328 is incorporated by reference.

(g)(2) Custodian Agreement between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York dated May 13, 1999, filed electronically as Exhibit

       (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit
       (h)(1) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(2) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 30, 2007 as Exhibit (h)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(3) Master Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 30, 2007 as Exhibit (h)(3) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(4) Plan and Agreement of Reorganization dated July 11, 2002, between AXP Total Stock Market Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(14) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization dated July 11, 2002, between AXP Nasdaq 100 Index Fund and AXP S&P 500 Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit (h)(15) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(6) Plan of Liquidation, dated July 11, 2002, for AXP International Equity Index Fund filed electronically on or about Jan. 21, 2003, as Exhibit
       (h)(16) to Registrant's Post-Effective Amendment No. 28, is incorporated by reference.

(h)(7) Plan of Liquidation, dated January 8, 2004, for AXP Mid Cap Index Fund filed electronically on or about Jan. 27, 2005 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(8) Master Fee Cap/Fee Waiver Agreement, dated, Oct. 1, 2005, amended and restated as of Sept. 11, 2007, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc., RiverSource Distributors, Inc. and the RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(8) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(9) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP) is filed electronically herewith.

(j)(2) Consent of Independent Registered Public Accounting Firm (KPMG LLP) is filed electronically herewith.

(k)    Omitted Financial Statements: Not Applicable.

(l)    Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (m)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51568 is incorporated by reference.

(n) Rule 18f - 3(d) Plan, amended and restated as of Sept. 11, 2007, filed electronically on or about Oct. 30, 2007 as Exhibit (n) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51568 is incorporated by reference.

(o)    Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 are incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, is filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (RiverSource Investments, LLC.)

Directors and officers of RiverSource Investments, LLC. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Anti-Money Laundering

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

Ward D. Armstrong              Ameriprise Express Asset                                        Director
Director and Senior            Management International Inc.
Vice President

                               Ameriprise Financial Inc.                                       Senior Vice President -
                                                                                               Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Retirement Services and
                                                                                               Asset Management Group

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

John M. Baker                  Ameriprise Financial Inc.                                       Vice President - Plan Sponsor
Vice President                                                                                 Services

                               Ameriprise Financial                                            Vice President - Chief Client
                               Services Inc.                                                   Service Officer

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Dimitris Bertsimas             None                                                            None
Vice President and Senior
Portfolio Manager

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Treasurer
                               Advisory Capital Strategies                                     Treasurer
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Enterprise REO 1, LLC                                  Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Kentucky Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Maryland Inc.

                               American Express Property                                       Treasurer
                               Casualty Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Auto & Home Insurance                                Treasurer
                               Agency Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               Ameriprise Financial Inc.                                       Executive Vice President and
                                                                                               Chief Financial

                               Ameriprise Financial                                            Director
                               Services Inc.

                               Ameriprise Insurance Company                                    Treasurer

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               RiverSource Life Insurance Company                              Vice President and Treasurer

                               RiverSource Life Insurance Co.                                  Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments Inc.

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               Ameriprise Financial Inc.                                       Senior Vice President - Corporate Tax

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               Ameriprise Insurance Company                                    Senior Vice President - Corporate Tax

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Company                              Senior Vice President - Corporate Tax

                               RiverSource Life Insurance Co. of                               Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kevin J. Callahan              None                                                            None
Vice President

Robert D. Ewing                Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

Peter A. Gallus                Advisory Capital Partners LLC                                   President, Chief Operating Officer
Senior Vice President,                                                                         and Chief Compliance Officer
Chief Operating Officer
and Assistant Treasurer        Advisory Capital Strategies                                     Director, President, Chief Operating
                               Group Inc.                                                      Officer and Chief Compliance Officer

                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Ameriprise Financial Inc.                                       Vice President - Investment
                                                                                               Administration

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               IDS Capital Holdings Inc.                                       Vice President and Controller

                               Kenwood Capital Management LLC                                  Manager

Jim Hamalainen                 Ameriprise Financial Inc.                                       Assistant Treasurer
Vice President - Asset
Liability Management           RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co. of New York                      Vice President - Investments

James C. Jackson               None                                                            None
Vice President and Senior
Portfolio Manager

Christopher P. Keating         Ameriprise Trust Company                                        Director
Head of Institutional Sales,
Client Service and
Consultant Relationships

Michelle M. Keeley             American Express                                                Director
Director and Executive Vice    Asset Management
President - Equity and         International Inc.
Fixed Income
                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Financial Inc.                                       Executive Vice President-Equity and
                                                                                               Fixed Income

                               Ameriprise Financial                                            Executive Vice President-Equity and
                               Services Inc.                                                   Fixed Income

                               Ameriprise Insurance Company                                    Vice President-Investments

                               AMEX Assurance Company                                          Vice President-Investments

                               RiverSource Life Insurance Company                              Vice President-Investments

                               Ameriprise Property Casualty Insurance                          Vice President-Investments
                               Company

                               Kenwood Capital Management LLC                                  Manager

Brian J. McGrane               Advisory Capital Partners LLC                                   Vice President and Chief Financial
Vice President and                                                                             Officer
Chief Financial Officer        Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Financial Inc.                                       Senior Vice President and Lead
                                                                                               Financial Officer Finance

                               Ameriprise Financial                                            Vice President and Lead
                               Services Inc.                                                   Financial Officer Finance

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               RiverSource Life Insurance Company                              Director, Executive Vice President
                                                                                               and Chief Financial Officer

Thomas R. Moore                American Enterprise Investment                                  Secretary
Secretary                      Services Inc.

                               American Enterprise REO 1 LLC                                   Secretary

                               American Express Insurance                                      Secretary
                               Agency of Alabama Inc.

                               American Express Insurance                                      Secretary
                               Agency of Arizona Inc.

                               American Express Insurance                                      Secretary
                               Agency of Idaho Inc.

                               American Express Insurance                                      Secretary
                               Agency of Maryland Inc.

                               American Express Insurance                                      Secretary
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Secretary
                               Agency of Nevada Inc.

                               American Express Insurance                                      Secretary
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Secretary
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Secretary
                               Agency of Wyoming Inc.

                               American Partners Life                                          Secretary
                               Insurance Company

                               Ameriprise Financial Inc.                                       Secretary

                               Ameriprise Financial                                            Secretary
                               Services Inc.

                               Ameriprise Trust Company                                        Secretary

                               IDS Cable Corporation                                           Secretary

                               IDS Cable II Corporation                                        Secretary

                               IDS Capital Holdings Inc.                                       Secretary

                               RiverSource Life Insurance Company                              Secretary

                               RiverSource Life Insurance Co.                                  Secretary
                               of New York

                               IDS Management Corporation                                      Secretary

                               IDS Realty Corporation                                          Secretary

                               IDS REO 1 LLC                                                   Secretary

                               IDS REO 2 LLC                                                   Secretary

                               Investors Syndicate                                             Secretary
                               Development Corporation

                               RiverSource Distributors Inc.                                   Secretary

                               RiverSource Service Corporation                                 Secretary

                               RiverSource Tax Advantaged                                      Secretary
                               Investments Inc.

Thomas W. Murphy               Ameriprise Certificate Company                                  Vice President - Investments
Vice President and Senior
Sector Manager                 Ameriprise Insurance Company                                    Vice President - Investments

                               AMEX Assurance Company                                          Vice President - Investments

                               RiverSource Life Insurance Company                              Vice President - Investments

                               RiverSource Life Insurance Co.                                  Vice President - Investments
                               of New York

                               IDS Property Casualty                                           Vice President - Investments
                               Insurance Company

Patrick T. Olk                 None                                                            None
Vice President

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               American Partners Life Insurance                                Deputy Anti-Money Laundering
                               Company                                                         Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Life Insurance Company                              Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors Inc.                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Jennifer L. Ponce De Leon      None                                                            None
Vice President and Senior
Sector Manager High Yield

Warren E. Spitz                None                                                            None
Vice President and Senior
Portfolio Manager

Nainoor C. "Nick" Thakore      Advisory Capital Strategies                                     Vice President
Vice President and Senior      Group, Inc.
Portfolio Manager
                               Boston Equity General                                           Vice President
                               Partner LLC

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President, Chairman of the     Group Inc.
Board and Chief Investment
Officer                        American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Certificate Company                                  Director, President and Chief
                                                                                               Executive Officer

                               Ameriprise Financial Inc.                                       President - U.S. Asset Management
                                                                                               and Chief Investment Officer

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               RiverSource Distributors, Inc.                                  Director

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. and RiverSource Distributors Inc. act as principal underwriters for the following investment companies:

         RiverSource California Tax-Exempt Trust; RiverSource Bond Series,
         Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified
         Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource
         Global Series, Inc.; RiverSource Government Income Series, Inc.;
         RiverSource High Yield Income Series, Inc.; RiverSource Income
         Series, Inc.; RiverSource International Managers Series, Inc.;
         RiverSource International Series, Inc.; RiverSource Investment
         Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource
         Managers Series, Inc.; RiverSource Market Advantage Series, Inc.;
         RiverSource Money Market Series, Inc.; RiverSource Retirement Series
         Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series,
         Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource
         Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.;
         RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt
         Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.;
         Ameriprise Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address(1)                       Underwriters
         Neysa M. Alecu                            Anti-Money Laundering Officer(2),(3)      Anti-Money Laundering Officer

         Gumer C. Alvero                           Senior Vice President - Annuities(2)      None
                                                   Director(3)

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group(2)
                                                   None(3)

         Patrick Bannigan                          Senior Vice President -                   Office with Registrant
                                                   Asset Management,                         President
                                                   Products & Marketing Group(2)
                                                   None(3)




         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer(2)
                                                   None(3)

         Timothy V. Bechtold                       Senior Vice President -                   None
                                                   Life and Health Insurance(2)
                                                   Director(3)

         Arthur H. Berman                          Senior Vice President and Treasurer(2)    None
                                                   None(3)

         Walter S. Berman                          Director(2)                               Treasurer
                                                   None(3)

         Leslie H. Bodell                          Vice President - Technologies I(2)        None
                                                   None(3)

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas(2)
         Houston, TX 77042                         None(3)

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey(2)
         Mack-Cali Office Center IV,               None(3)
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California(2)
         Suite 200                                 None(3)
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development(2)
                                                   None(3)

         Richard N. Bush                           Senior Vice President -                   None
                                                   Corporate Tax(2)
                                                   None(3)

         Patrick H. Carey                          Vice President - Fund Relationship(3)     None
                                                   None(2)

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty(2)
         Green Bay, WI 54304                       None(3)

         Paul A. Connolly                          Vice President - RL HR/US Retail(2)       None
                                                   None(3)

         James M. Cracchiolo                       Director and Chairman of                  None
                                                   the Board(2)
                                                   None(3)

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore(2)
         Pike                                      None(3)
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales(2)     None
                                                   Chief Operating Officer and Chief
                                                   Administrative Officer(3)

         William J. Emptage                        Vice President - Strategic Planning(2)    None
                                                   None(3)

         Denise G. Ferguson                        Vice President - Government Affairs(2)    None
                                                   None(3)

         Benjamin R. Field                         Vice President - Finance                  None
                                                   Education and Planning Services(2)
                                                   None(3)

         Giunero Floro                             Vice President - Creative                 None
                                                   Services(2)
                                                   None(3)

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations(2)
                                                   None(3)

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting(2)
                                                   Chief Financial Officer and Treasurer(3)

         Laura C. Gagnon                           Vice President - Investor Relations(2)    None
                                                   None(3)

         Peter A. Gallus                           Vice President - CAO - Ameriprise         None
                                                   Financial Services Investment
                                                   Management(2)
                                                   None(3)

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro(2)
         Suite 350                                 None(3)
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa(2)
                                                   None(3)

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel(2)
                                                   President - Outside Distribution(3)

         Steven Guida                              Vice President -                          None
                                                   New Business and Service(2)
                                                   None(3)

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management(2)
                                                   None(3)

         Brian M. Heath                            Director, Chief Executive Officer         None
         Suite 150                                 and President(2)
         801 E. Campbell Road                      None(3)
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley(2)
         Suite 570                                 None(3)
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 MidSouth(2)
         Suite 490                                 None(3)
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources(2)
                                                   None(3)

         Debra A. Hutchinson                       Vice President - Technologies I(2)        None
                                                   None(3)

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities(2)
         Suite 300                                 None(3)
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services(2)
                                                   None(3)

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont(2)
         Albany, NY 12205                          None(3)

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro(2)
                                                   None(3)

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing(2)
                                                   None(3)

         William A. Jones                          Vice President - Technologies III(2)      None
                                                   None(3)

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel(2)
                                                   None(3)

         Michelle M. Keeley                        Executive Vice President -                Vice President - Investments
                                                   Equity and Fixed Income(2)
                                                   None(3)

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas(2)
         801 East Campbell Road                    None(3)
         Richardson, TX 75081

         Richard Laiderman                         Treasurer(2),(3)                          None

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention(2)
                                                   None(3)

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist(2)
                                                   None(3)

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services(2)
                                                   None(3)

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services(2)
                                                   None(3)

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution(2)
                                                   None(3)

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services(2)
                                                   None(3)

         Charles N. Maglaque                       Senior Vice President and                 None
                                                   Business Planning and
                                                   Operations for USAG(2)
                                                   None(3)

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research(2)
                                                   None(3)

         Frank A. McCarthy                         Vice President and General Manager -      None
                                                   External Products Group(2)
                                                   None(3)

         Brian J. McGrane                          Vice President and Lead Financial         Vice President and
                                                   Officer - Finance(2)                      Chief Financial Officer
                                                   None(3)

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro(2)
         Suite 900 East                            None(3)
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution(2)
                                                   President - Inside Distribution(3)

         Sarah M. McKenzie                         Senior Vice President - Managed and       None
                                                   Brokerage Products (BMP)(2)
                                                   None(3)

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma(2)
                                                   None(3)

         Thomas R. Moore                           Secretary(2),(3)                          Secretary

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations(2)
                                                   None(3)

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area(2)
         500 Mamaroneck Ave.                       None(3)
         Harrison, NY 10528

         Gregory A. Nordmeyer                      Vice President and General
                                                   Manager - External Products Group(2)      None
                                                   None(3)

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England(2)
         333 East River                            None(3)
         Hartford, CT 06108-4200

         Geoffery Oprandy                          Group Vice President - Southwest(2)       None
         11811 N. Tatum Blvd. Suite 1030           None(3)
         Phoenix, AZ 85028

         Benji Orr                                 Deputy Anti-Money Laundering              Deputy Anti-Money Laundering
                                                   Officer(2),(3)                            Officer

         Douglas J. Parish                         General Auditor(2)                        None
                                                   None(3)

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash(2)
                                                   None(3)

         Scott R. Plummer                          None(2)                                   None
                                                   Chief Counsel(3)

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield(2)
         Suite 500                                 None(3)
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England(2)
         Charlestown, MA 02129                     None(3)

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida(2)
         Plantation, FL 33324                      None(3)

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas(2)
         5511 Capital Center Drive                 None(3)
         Raleigh, NC 27606

         Mark A. Riordan                           Senior Vice President and                 None
                                                   Chief Financial Officer(2)
                                                   None(3)

         Julie Ruether                             None(2)                                   None
                                                   Chief Compliance Officer(3)

         Mark E. Schwarzmann                       None(2)                                   None
                                                   Director, President and Chief
                                                   Executive Officer(3)

         Kim M. Sharan                             Executive Vice President and
                                                   Chief Marketing Officer(2)
                                                   None(3)

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services(2)
                                                   None(3)

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits(2)
                                                   None(3)

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier(2)
         Suite 200                                 None(3)
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization(2)
                                                   None(3)

         Kathy Stalwick                            Vice President(2)                         None
                                                   None(3)

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii(2)
         Two Park Plaza                            None(3)
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development(2)
                                                   None(3)

         David K. Stewart                          Vice President and Controller(2)          Vice President, Controller
                                                   None(3)                                   and Chief Accounting Officer

         Jeffrey J. Stremcha                       Vice President - Technologies I(2)        None
                                                   None(3)

         John T. Sweeney                           Vice President - Internal Reporting(2)    None
                                                   None(3)

         Joseph E. Sweeney                         President - Financial Planning,           None
                                                   Products and Services(2)
                                                   Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking(3)

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida(2)
         4190 Belfort Rd.                          None(3)
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest(2)
         Suite 1800                                None(3)
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer(2)               Vice President
                                                   Director(3)

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support(2)
                                                   None(3)

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia(2)
         Richmond, VA 23233                        None(3)

         Ramanathan Venkataramanan                 Vice President - Technologies III(2)      None
                                                   None(3)

         Peter S. Velardi                          Senior Vice President -                   None
                                                   US Advisor Group South(2)
                                                   None(3)

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing(2)
                                                   Vice President(3)

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware(2)
         Camp Hill, PA 17011                       None(3)

         Phil Wentzel                              Vice President - Finance(2)               None
                                                   None(3)

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro(2)
         Chicago, IL 60606                         None(3)

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management(2)
                                                   None(3)

         William J. Williams                       Senior Vice President -                   None
                                                   US Advisor Group Central(2)
                                                   Senior Vice President -
                                                   Field Management(3)

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations(2)
                                                   None(3)

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States(2)
         Metairie, LA 70001                        None(3)

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            US Advisor Group East(2)
         Suite 100                                 Senior Vice President -
         Batavia, NY 14020                         Field Management(3)

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development(2)
                                                   None(3)

(1)  Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474 unless otherwise noted.

(2)  Position and Offices with Ameriprise Financial Services, Inc.

(3)  Position and Offices with RiverSource Distributors Inc.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE MARKET ADVANTAGE SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and the State of Minnesota on the 26th day of March, 2008.

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of March, 2008.

Signature                               Capacity
---------                               --------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically herewith as Exhibit (q) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 33-30770, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(a)(5) Certificate of Designation, dated Oct. 5, 2006.

(b)    By-laws as amended April 13, 2006.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(j)(1) Consent of Independent Registered Public Accounting Firm (Ernst & Young
       LLP).

(j)(2) Consent of Independent Registered Public Accounting Firm (KPMG LLP).

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007.

   Contents of this Post-Effective Amendment No. 38 to Registration Statement
                                  No. 33-30770

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectuses for:

     RiverSource Portfolio Builder Conservative Fund.
     RiverSource Portfolio Builder Moderate Conservative Fund.
     RiverSource Portfolio Builder Moderate Fund.
     RiverSource Portfolio Builder Moderate Aggressive Fund.
     RiverSource Portfolio Builder Aggressive Fund.
     RiverSource Portfolio Builder Total Equity Fund.
     RiverSource Small Company Index Fund.
     RiverSource S&P 500 Index Fund.

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

Other information.

The signatures.